UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: November 30, 2013

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	2,117,456,562	2,683,577,989
0.2%		Other Investment Companies	4,569,144	4,651,781

99.9%		Total Investments	2,122,025,706	2,688,229,770
0.4%		Collateral Invested for Securities on Loan	11,190,987	11,190,987
(0	.3)%	Other Assets and Liabilities, Net		(8,263,992)

100.0%		Net Assets		2,691,156,765

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.3%
Allison Transmission Holdings, Inc.	12,256	333,608
American Axle & Manufacturing Holdings, Inc. *	8,860	177,200
Autoliv, Inc.	12,660	1,175,608
BorgWarner, Inc.	15,886	1,702,503
Cooper Tire & Rubber Co.	7,920	194,832
Dana Holding Corp.	20,774	421,297
Delphi Automotive plc	38,610	2,260,615
Dorman Products, Inc.	4,888	243,325
Drew Industries, Inc.	2,616	141,813
Federal-Mogul Corp. *	11,368	233,271
Ford Motor Co.	528,655	9,029,427
General Motors Co. *	126,231	4,888,927
Gentex Corp.	18,930	564,303
Harley-Davidson, Inc.	31,772	2,129,359
Johnson Controls, Inc.	91,803	4,636,970
Lear Corp.	14,664	1,215,792
Tenneco, Inc. *	7,832	449,557
Tesla Motors, Inc. *(a)	10,341	1,316,202
The Goodyear Tire & Rubber Co.	32,354	720,200
Thor Industries, Inc.	6,110	330,368
TRW Automotive Holdings Corp. *	16,798	1,303,525
Visteon Corp. *	6,604	519,339

		33,988,041

Banks 3.4%
Associated Banc-Corp.	25,982	447,930
Astoria Financial Corp.	11,027	154,157
BancFirst Corp.	2,459	137,040
Bancorp, Inc. *	5,172	94,648
BancorpSouth, Inc.	12,490	298,636
Bank of Hawaii Corp.	6,110	361,406
Bank of the Ozarks, Inc.	4,888	274,461
BankUnited, Inc.	8,674	279,997
Banner Corp.	5,744	249,634
BB&T Corp.	98,438	3,419,736
BBCN Bancorp, Inc.	8,866	147,974
Beneficial Mutual Bancorp, Inc. *	11,169	117,275
Berkshire Hills Bancorp, Inc.	2,750	75,185
BofI Holding, Inc. *	2,108	172,772
BOK Financial Corp.	3,038	192,305
Boston Private Financial Holdings, Inc.	10,305	122,578
Brookline Bancorp, Inc.	11,028	100,796
Capital Bank Financial Corp., Class A *	7,648	178,504
CapitalSource, Inc.	36,734	516,480
Capitol Federal Financial, Inc.	21,386	257,915
Cathay General Bancorp	9,864	272,542
Central Pacific Financial Corp.	5,432	107,988
Chemical Financial Corp.	3,824	122,444
CIT Group, Inc.	28,106	1,418,791
City Holding Co.	2,444	120,269
City National Corp.	6,110	466,560
Columbia Banking System, Inc.	8,554	237,117
Comerica, Inc.	25,856	1,172,570
Commerce Bancshares, Inc.	12,137	547,626
Community Bank System, Inc.	4,888	189,948
Community Trust Bancorp, Inc.	1,575	72,025
Cullen/Frost Bankers, Inc.	7,832	562,494
CVB Financial Corp.	12,434	200,685
East West Bancorp, Inc.	20,774	712,133
EverBank Financial Corp.	13,830	236,078
F.N.B. Corp.	18,528	235,491
Fifth Third Bancorp	127,096	2,582,591
First BanCorp *	19,784	126,222
First Citizens BancShares, Inc., Class A	947	212,744
First Commonwealth Financial Corp.	16,061	150,331
First Financial Bancorp	7,388	122,124
First Financial Bankshares, Inc.	3,860	256,227
First Financial Holdings, Inc.	3,540	233,180
First Horizon National Corp.	33,270	372,957
First Interstate BancSystem, Inc.	5,232	146,496
First Midwest Bancorp, Inc.	12,220	224,359
First Niagara Financial Group, Inc.	46,880	522,243
First Republic Bank	16,516	843,968
FirstMerit Corp.	21,553	494,857
Flagstar Bancorp, Inc. *	11,420	209,557
Fulton Financial Corp.	29,648	387,499
Glacier Bancorp, Inc.	9,189	275,302
Hancock Holding Co.	10,998	387,130
Hanmi Financial Corp.	5,744	118,097
Home BancShares, Inc.	9,776	353,500
Home Loan Servicing Solutions Ltd.	11,674	271,654
Hudson City Bancorp, Inc.	64,766	604,914
Huntington Bancshares, Inc.	114,868	1,054,488

 1

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IBERIABANK Corp.	3,666	229,858
Independent Bank Corp.	2,716	103,670
International Bancshares Corp.	7,488	195,362
Investors Bancorp, Inc.	7,332	176,481
Kearny Financial Corp. *	2,457	25,651
KeyCorp	131,202	1,672,825
M&T Bank Corp.	17,641	2,035,066
MB Financial, Inc.	7,373	240,434
MGIC Investment Corp. *	39,920	323,751
National Bank Holdings Corp., Class A	9,407	199,240
National Penn Bancshares, Inc.	16,464	185,879
Nationstar Mortgage Holdings, Inc. *(a)	3,824	151,545
NBT Bancorp, Inc.	8,826	228,858
New York Community Bancorp, Inc.	58,962	974,052
Northfield Bancorp, Inc.	7,623	99,099
Northwest Bancshares, Inc.	18,330	273,850
Ocwen Financial Corp. *	17,108	969,339
OFG Bancorp	13,100	225,320
Old National Bancorp	13,530	210,391
Oritani Financial Corp.	8,554	139,345
PacWest Bancorp	6,110	251,365
Park National Corp.	1,496	126,322
People’s United Financial, Inc.	46,436	703,041
Pinnacle Financial Partners, Inc.	4,124	134,236
Popular, Inc. *	13,452	384,458
PrivateBancorp, Inc.	10,998	304,975
Prosperity Bancshares, Inc.	7,653	490,787
Provident Financial Services, Inc.	9,776	191,121
Radian Group, Inc.	29,338	418,360
Regions Financial Corp.	200,994	1,955,672
Renasant Corp.	2,950	90,860
S&T Bancorp, Inc.	3,725	98,005
Sandy Spring Bancorp, Inc.	2,850	83,163
Signature Bank *	6,110	649,187
State Bank Financial Corp.	3,925	69,002
Sterling Financial Corp.	4,943	161,389
SunTrust Banks, Inc.	76,672	2,777,827
Susquehanna Bancshares, Inc.	24,590	309,588
SVB Financial Group *	6,110	618,576
Synovus Financial Corp.	131,425	458,673
TCF Financial Corp.	24,688	386,861
Texas Capital Bancshares, Inc. *	5,136	288,489
TFS Financial Corp. *	17,108	200,506
The PNC Financial Services Group, Inc.	72,752	5,598,266
TrustCo Bank Corp.	12,350	93,860
Trustmark Corp.	9,776	274,217
U.S. Bancorp	246,170	9,654,787
UMB Financial Corp.	4,888	313,419
Umpqua Holdings Corp.	19,552	359,952
United Bankshares, Inc. (a)	6,151	199,600
United Community Banks, Inc. *	6,430	117,991
Valley National Bancorp	31,929	324,079
ViewPoint Financial Group, Inc.	5,032	127,712
Washington Federal, Inc.	14,664	342,991
Webster Financial Corp.	12,559	370,239
Wells Fargo & Co.	646,920	28,477,418
WesBanco, Inc.	3,050	96,075
Westamerica Bancorp	3,666	203,023
Western Alliance Bancorp *	12,334	286,395
Wintrust Financial Corp.	6,110	277,150
Zions Bancorp	24,593	721,313

		91,875,596

Capital Goods 8.4%
3M Co.	87,068	11,624,449
A.O. Smith Corp.	9,776	529,370
AAON, Inc.	4,125	126,926
AAR Corp.	4,888	152,603
Actuant Corp., Class A	10,998	429,802
Acuity Brands, Inc.	6,110	626,458
AECOM Technology Corp. *	14,917	433,488
Aegion Corp. *	5,108	111,201
AGCO Corp.	12,620	735,494
Air Lease Corp.	8,795	278,538
Aircastle Ltd.	10,998	205,883
Albany International Corp., Class A	3,964	145,717
Alliant Techsystems, Inc.	4,066	492,921
Altra Holdings, Inc.	3,050	92,659
American Railcar Industries, Inc. (a)	1,575	68,355
AMETEK, Inc.	32,994	1,623,965
Apogee Enterprises, Inc.	3,725	133,429
Applied Industrial Technologies, Inc.	6,110	295,602
Armstrong World Industries, Inc. *	4,671	248,497
Astec Industries, Inc.	2,580	94,428
AZZ, Inc.	2,816	137,646
B/E Aerospace, Inc. *	14,664	1,275,768
Barnes Group, Inc.	6,294	229,731
Beacon Roofing Supply, Inc. *	6,110	227,170
Blount International, Inc. *	6,110	88,534
Brady Corp., Class A	6,110	191,426
Briggs & Stratton Corp.	6,351	128,417
Builders FirstSource, Inc. *	12,450	87,772
Carlisle Cos., Inc.	8,554	628,805
Caterpillar, Inc.	85,060	7,196,076
Chart Industries, Inc. *	3,687	358,745
Chicago Bridge & Iron Co. N.V.	14,046	1,077,047
CIRCOR International, Inc.	2,444	193,883
CLARCOR, Inc.	7,332	443,806
Colfax Corp. *	11,274	654,794
Comfort Systems USA, Inc.	5,200	106,600
Crane Co.	7,332	456,857
Cubic Corp.	3,215	180,169
Cummins, Inc.	23,577	3,120,652
Curtiss-Wright Corp.	6,110	322,425
Danaher Corp.	80,069	5,989,161
Deere & Co.	52,625	4,433,130
DigitalGlobe, Inc. *	9,203	364,439
Donaldson Co., Inc.	19,552	815,905
Dover Corp.	22,724	2,061,976
DXP Enterprises, Inc. *	1,275	124,924
Dycom Industries, Inc. *	4,147	117,360
Eaton Corp. plc	63,581	4,619,795
EMCOR Group, Inc.	8,554	339,850
Emerson Electric Co.	97,179	6,510,021
Encore Wire Corp.	2,915	146,391
EnerSys, Inc.	6,304	449,790
EnPro Industries, Inc. *	2,596	146,934

2

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ESCO Technologies, Inc.	4,888	166,485
Esterline Technologies Corp. *	4,888	430,242
Exelis, Inc.	24,440	431,855
Fastenal Co.	35,879	1,669,450
Federal Signal Corp. *	8,258	129,073
Flowserve Corp.	19,635	1,401,546
Fluor Corp.	22,357	1,739,598
Fortune Brands Home & Security, Inc.	21,274	927,546
Foster Wheeler AG *	14,144	428,988
Franklin Electric Co., Inc.	4,982	221,699
GATX Corp.	7,332	367,846
GenCorp, Inc. *(a)	7,650	140,301
Generac Holdings, Inc.	8,848	471,244
General Cable Corp.	6,235	181,688
General Dynamics Corp.	44,251	4,056,047
General Electric Co.	1,367,610	36,460,483
Graco, Inc.	8,554	660,625
GrafTech International Ltd. *	22,736	261,919
Granite Construction, Inc.	4,307	134,594
Great Lakes Dredge & Dock Corp.	7,750	69,053
Griffon Corp.	6,175	79,411
H&E Equipment Services, Inc. *	4,986	142,251
Harsco Corp.	10,998	287,598
HD Supply Holdings, Inc. *	9,816	206,823
HEICO Corp.	8,174	466,572
Hexcel Corp. *	12,676	556,857
Honeywell International, Inc.	105,916	9,374,625
Hubbell, Inc., Class B	7,332	791,196
Huntington Ingalls Industries, Inc.	7,332	602,910
Hyster-Yale Materials Handling, Inc.	1,880	156,717
IDEX Corp.	10,998	784,487
II-VI, Inc. *	9,796	160,165
Illinois Tool Works, Inc.	55,971	4,454,172
Ingersoll-Rand plc	38,258	2,732,386
ITT Corp.	12,220	498,820
Jacobs Engineering Group, Inc. *	17,108	1,022,545
John Bean Technologies Corp.	3,725	110,111
Joy Global, Inc.	14,664	829,396
Kaman Corp.	3,666	146,127
KBR, Inc.	19,646	664,624
Kennametal, Inc.	10,998	522,185
L-3 Communications Holdings, Inc.	12,026	1,244,210
Lennox International, Inc.	7,332	604,157
Lincoln Electric Holdings, Inc.	12,220	873,486
Lindsay Corp. (a)	1,443	110,231
Lockheed Martin Corp.	35,863	5,080,711
Masco Corp.	51,324	1,150,684
MasTec, Inc. *	7,911	250,383
Moog, Inc., Class A *	7,332	503,488
MRC Global, Inc. *	13,602	416,085
MSC Industrial Direct Co., Inc., Class A	6,110	469,553
Mueller Industries, Inc.	4,973	303,751
Mueller Water Products, Inc., Class A	20,775	178,873
National Presto Industries, Inc.	500	38,305
Navistar International Corp. *	10,303	414,078
Nordson Corp.	7,332	528,784
Nortek, Inc. *	1,675	122,342
Northrop Grumman Corp.	30,831	3,474,037
Orbital Sciences Corp. *	7,332	172,155
Oshkosh Corp.	12,220	595,725
Owens Corning *	14,939	585,011
PACCAR, Inc.	48,880	2,801,313
Pall Corp.	15,886	1,329,658
Parker Hannifin Corp.	20,774	2,448,008
Pentair Ltd. - Reg’d	28,262	1,998,689
Polypore International, Inc. *(a)	6,163	234,071
Powell Industries, Inc.	1,375	94,311
Precision Castparts Corp.	19,552	5,053,214
Primoris Services Corp.	6,508	187,170
Proto Labs, Inc. *	2,737	203,359
Quanex Building Products Corp.	4,932	87,987
Quanta Services, Inc. *	28,359	839,710
Raven Industries, Inc.	4,888	196,253
Raytheon Co.	44,320	3,930,298
RBC Bearings, Inc. *	3,666	250,718
Regal-Beloit Corp.	6,110	449,574
Rexnord Corp. *	5,172	125,731
Rockwell Automation, Inc.	19,552	2,220,716
Rockwell Collins, Inc.	18,724	1,361,797
Roper Industries, Inc.	13,442	1,743,427
Rush Enterprises, Inc., Class A *	4,055	118,528
Sensata Technologies Holding N.V. *	16,818	655,566
Simpson Manufacturing Co., Inc.	7,332	266,152
Snap-On, Inc.	7,632	810,137
Solarcity Corp. *(a)	5,284	276,248
Spirit AeroSystems Holdings, Inc., Class A *	15,151	494,529
SPX Corp.	7,332	693,900
Standex International Corp.	1,222	72,000
Stanley Black & Decker, Inc.	21,002	1,709,353
Sun Hydraulics Corp.	2,915	125,258
TAL International Group, Inc. *	3,678	200,966
Teledyne Technologies, Inc. *	4,935	457,623
Tennant Co.	3,666	239,243
Terex Corp. *	15,886	576,980
Textainer Group Holdings Ltd. (a)	5,013	194,655
Textron, Inc.	37,882	1,258,819
The Babcock & Wilcox Co.	15,886	515,818
The Boeing Co.	93,094	12,497,869
The Gorman-Rupp Co.	1,775	74,674
The Greenbrier Cos., Inc. *	2,950	92,187
The Manitowoc Co., Inc.	20,774	427,737
The Middleby Corp. *	2,477	547,021
The Toro Co.	7,626	470,600
Thermon Group Holdings, Inc. *	2,450	70,560
Timken Co.	10,998	569,256
TransDigm Group, Inc.	6,639	1,039,136
Trex Co., Inc. *	1,575	114,014
TriMas Corp. *	5,507	201,446
Trinity Industries, Inc.	10,998	570,906
Triumph Group, Inc.	6,412	474,103
Tutor Perini Corp. *	5,496	134,597
United Rentals, Inc. *	12,353	849,022
United Technologies Corp.	113,970	12,634,714
Universal Forest Products, Inc.	2,516	130,757
URS Corp.	10,998	571,566
USG Corp. *	11,474	314,273
Valmont Industries, Inc.	3,591	519,654
W.W. Grainger, Inc.	8,205	2,116,234

 3

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wabash National Corp. *	8,825	107,135
WABCO Holdings, Inc. *	8,554	757,884
Wabtec Corp.	12,420	856,980
Watsco, Inc.	3,666	351,789
Watts Water Technologies, Inc., Class A	3,760	226,051
WESCO International, Inc. *	6,110	525,338
Woodward, Inc.	7,332	314,543
Xylem, Inc.	24,440	844,646

		226,358,564

Commercial & Professional Services 1.1%
ABM Industries, Inc.	5,444	151,398
Acacia Research Corp.	6,363	94,681
Acco Brands Corp. *	14,664	88,277
Cintas Corp.	15,886	881,673
Clean Harbors, Inc. *	7,332	386,910
Copart, Inc. *	15,104	520,031
Covanta Holding Corp.	18,330	328,107
Deluxe Corp.	7,332	364,327
Equifax, Inc.	17,108	1,151,882
Exponent, Inc.	1,508	116,674
FTI Consulting, Inc. *	5,360	240,718
G&K Services, Inc., Class A	3,666	220,766
Healthcare Services Group, Inc.	9,776	283,406
Herman Miller, Inc.	7,588	242,133
HNI Corp.	7,332	290,640
Huron Consulting Group, Inc. *	2,444	145,271
ICF International, Inc. *	2,650	95,877
IHS, Inc., Class A *	8,151	932,719
Innerworkings, Inc. *	5,000	34,400
Insperity, Inc.	3,675	129,544
Interface, Inc.	7,567	151,718
Iron Mountain, Inc.	22,465	631,716
KAR Auction Services, Inc.	19,308	532,708
Kelly Services, Inc., Class A	4,125	95,865
Kforce, Inc.	5,000	100,900
Kimball International, Inc., Class B	4,900	72,961
Knoll, Inc.	6,287	111,594
Korn/Ferry International *	6,180	143,129
Manpowergroup, Inc.	10,998	879,070
McGrath RentCorp	2,846	110,681
Mine Safety Appliances Co.	3,981	198,333
Mistras Group, Inc. *	2,650	53,132
Mobile Mini, Inc. *	4,888	197,475
Navigant Consulting, Inc. *	7,384	144,726
Nielsen Holdings N.V.	28,150	1,214,954
On Assignment, Inc. *	4,932	167,836
Performant Financial Corp. *	5,200	54,548
Pitney Bowes, Inc.	28,106	651,216
Quad/Graphics, Inc.	6,955	181,178
R.R. Donnelley & Sons Co.	24,132	446,442
Republic Services, Inc.	41,548	1,450,441
Robert Half International, Inc.	20,774	802,500
Rollins, Inc.	9,932	279,387
RPX Corp. *	5,432	89,737
Steelcase, Inc., Class A	10,222	166,925
Stericycle, Inc. *	12,220	1,435,606
Team, Inc. *	3,666	150,013
Tetra Tech, Inc. *	7,932	226,776
The ADT Corp.	30,879	1,252,452
The Advisory Board Co. *	4,888	316,351
The Brink’s Co.	7,332	245,842
The Corporate Executive Board Co.	4,056	298,643
The Dun & Bradstreet Corp.	5,482	640,572
Towers Watson & Co., Class A	8,716	981,422
TrueBlue, Inc. *	7,332	187,259
Tyco International Ltd.	62,322	2,376,961
UniFirst Corp.	2,444	249,875
United Stationers, Inc.	7,332	329,793
Verisk Analytics, Inc., Class A *	19,552	1,273,031
Viad Corp.	2,650	71,550
WageWorks, Inc. *	3,050	174,765
Waste Connections, Inc.	16,316	716,925
Waste Management, Inc.	58,656	2,679,406
West Corp.	2,919	67,225

		29,303,073

Consumer Durables & Apparel 1.7%
Arctic Cat, Inc.	2,444	137,524
Brunswick Corp.	12,220	558,454
Callaway Golf Co.	7,390	59,859
Carter’s, Inc.	7,946	561,544
Coach, Inc.	39,104	2,264,122
Columbia Sportswear Co.	2,444	169,589
Crocs, Inc. *	13,493	186,203
D.R. Horton, Inc.	39,104	777,388
Deckers Outdoor Corp. *	4,366	360,806
Ethan Allen Interiors, Inc.	3,016	93,194
Fifth & Pacific Cos., Inc. *	14,905	486,797
Fossil Group, Inc. *	7,332	933,144
G-III Apparel Group Ltd. *	1,675	100,919
Garmin Ltd.	15,886	771,424
Hanesbrands, Inc.	13,442	942,284
Harman International Industries, Inc.	9,776	792,247
Hasbro, Inc.	15,886	854,985
Helen of Troy Ltd. *	5,002	243,647
Hovnanian Enterprises, Inc., Class A *	12,650	64,895
Iconix Brand Group, Inc. *	7,574	300,536
iRobot Corp. *	3,055	101,457
Jarden Corp. *	15,348	863,172
KB Home	10,070	176,527
La-Z-Boy, Inc.	9,776	286,046
Leapfrog Enterprises, Inc. *	6,694	57,635
Leggett & Platt, Inc.	18,671	564,051
Lennar Corp., Class A	21,374	764,334
Lululemon Athletica, Inc. *	14,088	982,215
M.D.C Holdings, Inc.	6,110	184,644
Mattel, Inc.	45,590	2,109,449
Meritage Homes Corp. *	3,975	173,231
Michael Kors Holdings Ltd. *	23,610	1,925,396
Mohawk Industries, Inc. *	8,718	1,220,694
Movado Group, Inc.	2,716	123,632
NACCO Industries, Inc., Class A	1,222	79,125
Newell Rubbermaid, Inc.	39,104	1,186,806
NIKE, Inc., Class B	100,014	7,915,108
NVR, Inc. *	648	628,547
Oxford Industries, Inc.	2,446	183,939
Polaris Industries, Inc.	8,668	1,156,918

4

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PulteGroup, Inc.	46,436	871,139
PVH Corp.	11,381	1,524,144
Quiksilver, Inc. *	18,845	167,721
Ralph Lauren Corp.	8,554	1,498,917
Skechers U.S.A., Inc., Class A *	5,132	172,538
Smith & Wesson Holding Corp. *(a)	6,110	72,220
Standard Pacific Corp. *	22,033	180,230
Steven Madden Ltd. *	9,117	355,198
Sturm Ruger & Co., Inc. (a)	2,497	192,094
Taylor Morrison Home Corp., Class A *	4,456	97,364
Tempur Sealy International, Inc. *	8,554	436,425
The Jones Group, Inc.	9,776	137,255
The Ryland Group, Inc.	5,358	211,748
Toll Brothers, Inc. *	20,774	708,393
Tumi Holdings, Inc. *	8,632	207,168
Tupperware Brands Corp.	6,838	624,583
Under Armour, Inc., Class A *	10,004	807,323
Universal Electronics, Inc. *	1,565	59,486
VF Corp.	11,445	2,684,768
Whirlpool Corp.	10,176	1,554,486
Wolverine World Wide, Inc.	14,664	482,592

		44,388,279

Consumer Services 2.2%
AFC Enterprises, Inc. *	3,666	159,801
American Public Education, Inc. *	2,446	110,535
Apollo Education Group, Inc. *	13,394	352,128
Ascent Capital Group, Inc., Class A *	1,608	138,256
Bally Technologies, Inc. *	5,282	393,879
BJ’s Restaurants, Inc. *	3,666	108,660
Bloomin’ Brands, Inc. *	10,128	265,354
Bob Evans Farms, Inc.	3,801	211,298
Boyd Gaming Corp. *	6,857	78,513
Bright Horizons Family Solutions, Inc. *	5,608	195,439
Brinker International, Inc.	10,271	483,045
Buffalo Wild Wings, Inc. *	2,458	369,290
Burger King Worldwide, Inc.	12,220	258,942
Caesars Entertainment Corp. *	8,037	164,276
Carnival Corp.	59,967	2,165,408
Chipotle Mexican Grill, Inc. *	4,202	2,201,260
Choice Hotels International, Inc.	3,694	172,547
Churchill Downs, Inc.	1,559	140,076
Cracker Barrel Old Country Store, Inc.	3,666	397,724
Darden Restaurants, Inc.	18,330	977,539
Denny’s Corp. *	12,450	89,640
DeVry Education Group, Inc.	5,180	184,097
DineEquity, Inc.	1,666	140,161
Domino’s Pizza, Inc.	7,482	517,231
Dunkin’ Brands Group, Inc.	14,143	692,724
Fiesta Restaurant Group, Inc. *	3,086	151,121
Grand Canyon Education, Inc. *	4,124	187,807
H&R Block, Inc.	39,274	1,095,352
Hillenbrand, Inc.	9,776	274,706
Hyatt Hotels Corp., Class A *	7,438	359,776
International Game Technology	35,673	623,921
International Speedway Corp., Class A	3,808	130,729
Interval Leisure Group, Inc.	6,303	168,794
ITT Educational Services, Inc. *	4,071	158,728
Jack in the Box, Inc. *	5,444	257,773
K12, Inc. *	4,888	102,844
Krispy Kreme Doughnuts, Inc. *	8,725	221,440
Las Vegas Sands Corp.	51,897	3,719,977
Life Time Fitness, Inc. *	5,133	249,002
LifeLock, Inc. *	6,325	108,916
Marriott International, Inc., Class A	30,100	1,415,302
Marriott Vacations Worldwide Corp. *	3,868	202,064
Matthews International Corp., Class A	4,888	206,176
McDonald’s Corp.	133,473	12,996,266
MGM Resorts International *	49,338	946,796
Multimedia Games Holding Co., Inc. *	5,704	165,416
Norwegian Cruise Line Holdings Ltd. *	6,548	223,287
Orient-Express Hotels Ltd., Class A *	12,220	180,001
Panera Bread Co., Class A *	3,780	668,644
Papa John’s International, Inc.	2,572	218,298
Penn National Gaming, Inc. *	8,754	126,408
Pinnacle Entertainment, Inc. *	7,931	199,385
Red Robin Gourmet Burgers, Inc. *	3,352	267,188
Regis Corp.	7,588	121,332
Royal Caribbean Cruises Ltd.	21,746	957,911
Scientific Games Corp., Class A *	5,260	94,417
SeaWorld Entertainment, Inc.	2,964	88,386
Service Corp. International	28,541	515,736
Six Flags Entertainment Corp.	14,670	545,871
Sonic Corp. *	8,554	169,284
Sotheby’s	8,650	443,399
Starbucks Corp.	99,983	8,144,615
Starwood Hotels & Resorts Worldwide, Inc.	26,062	1,941,098
Steiner Leisure Ltd. *	1,591	94,124
Stewart Enterprises, Inc., Class A	10,998	145,723
Strayer Education, Inc. *	1,523	56,579
Texas Roadhouse, Inc.	8,554	239,341
The Cheesecake Factory, Inc.	6,552	319,410
The Wendy’s Co.	50,102	431,378
Vail Resorts, Inc.	4,888	370,462
Weight Watchers International, Inc. (a)	3,044	98,656
Wyndham Worldwide Corp.	18,724	1,342,698
Wynn Resorts Ltd.	10,998	1,824,238
Yum! Brands, Inc.	61,147	4,749,899

		59,288,497

Diversified Financials 7.3%
Affiliated Managers Group, Inc. *	7,332	1,468,233
American Express Co.	124,196	10,656,017
Ameriprise Financial, Inc.	27,014	2,924,265
Artisan Partners Asset Management, Inc.	2,826	174,421
Bank of America Corp.	1,438,052	22,749,983

 5

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Berkshire Hathaway, Inc., Class B *	241,743	28,170,312
BGC Partners, Inc., Class A	16,404	96,784
BlackRock, Inc.	17,031	5,156,135
Capital One Financial Corp.	78,208	5,602,039
Cash America International, Inc.	3,809	143,256
CBOE Holdings, Inc.	13,484	704,944
Citigroup, Inc.	406,686	21,521,823
CME Group, Inc.	42,850	3,511,557
Cohen & Steers, Inc. (a)	3,666	147,043
Credit Acceptance Corp. *	1,222	157,821
Discover Financial Services	65,762	3,505,115
E*TRADE Financial Corp. *	38,330	686,874
Eaton Vance Corp.	15,886	664,194
Encore Capital Group, Inc. *	2,716	129,526
Evercore Partners, Inc., Class A	5,858	321,311
EZCORP, Inc., Class A *	7,332	85,638
Federated Investors, Inc., Class B (a)	14,664	400,181
Financial Engines, Inc.	6,110	413,952
First Cash Financial Services, Inc. *	3,681	234,038
Franklin Resources, Inc.	55,452	3,071,486
GAMCO Investors, Inc., Class A	1,694	142,635
Green Dot Corp., Class A *	5,020	121,735
Greenhill & Co., Inc.	3,038	166,209
HFF, Inc., Class A	6,110	156,538
ICG Group, Inc. *	10,520	180,839
ING US, Inc.	15,078	526,825
Interactive Brokers Group, Inc., Class A	5,479	132,866
IntercontinentalExchange Group, Inc. *	15,315	3,266,536
Invesco Ltd.	62,322	2,171,922
Investment Technology Group, Inc. *	5,432	106,413
Janus Capital Group, Inc.	24,440	265,907
JPMorgan Chase & Co.	503,972	28,837,278
KCG Holdings, Inc., Class A *	13,172	157,405
Legg Mason, Inc.	14,435	564,553
Leucadia National Corp.	39,601	1,134,965
LPL Financial Holdings, Inc.	8,739	374,641
MarketAxess Holdings, Inc.	4,035	283,943
McGraw Hill Financial, Inc.	37,882	2,822,209
Moody’s Corp.	25,856	1,929,633
Morgan Stanley	185,119	5,794,225
MSCI, Inc. *	17,108	759,424
Nelnet, Inc., Class A	3,742	168,390
NewStar Financial, Inc. *	6,245	109,288
Northern Trust Corp.	29,328	1,730,059
PHH Corp. *	7,520	180,781
PICO Holdings, Inc. *	2,750	66,633
Piper Jaffray Cos. *	4,071	154,779
Portfolio Recovery Associates, Inc. *	7,332	428,189
Raymond James Financial, Inc.	14,850	715,473
SEI Investments Co.	17,696	594,232
SLM Corp.	59,480	1,585,142
State Street Corp.	61,250	4,447,362
Stifel Financial Corp. *	8,007	358,473
T. Rowe Price Group, Inc.	34,216	2,753,019
TD Ameritrade Holding Corp.	31,772	914,398
The Bank of New York Mellon Corp.	156,960	5,289,552
The Charles Schwab Corp. (b)	152,336	3,729,185
The Goldman Sachs Group, Inc.	55,800	9,426,852
The NASDAQ OMX Group, Inc.	15,974	627,618
Virtus Investment Partners, Inc. *	1,452	301,726
Waddell & Reed Financial, Inc., Class A	11,298	720,022
Walter Investment Management Corp. *	3,724	141,996
WisdomTree Investments, Inc. *	14,664	224,652
World Acceptance Corp. *	2,444	225,630

		197,487,100

Energy 9.4%
Alpha Natural Resources, Inc. *	26,884	179,585
Anadarko Petroleum Corp.	67,210	5,969,592
Apache Corp.	54,054	4,945,400
Approach Resources, Inc. *	3,716	78,742
Arch Coal, Inc. (a)	27,948	114,028
Athlon Energy, Inc. *	3,230	105,363
Atwood Oceanics, Inc. *	7,332	385,370
Baker Hughes, Inc.	58,656	3,341,046
Berry Petroleum Co., Class A	7,332	368,946
Bill Barrett Corp. *	6,278	168,815
Bonanza Creek Energy, Inc. *	2,750	126,143
Bristow Group, Inc.	4,260	341,652
C&J Energy Services, Inc. *	5,505	130,469
Cabot Oil & Gas Corp.	58,656	2,020,699
Cameron International Corp. *	34,216	1,895,224
CARBO Ceramics, Inc.	2,591	318,771
Carrizo Oil & Gas, Inc. *	4,888	197,671
Cheniere Energy, Inc. *	32,356	1,280,974
Chesapeake Energy Corp.	69,812	1,875,848
Chevron Corp.	259,622	31,788,118
Cimarex Energy Co.	12,220	1,155,768
Clean Energy Fuels Corp. *(a)	8,554	106,839
Cloud Peak Energy, Inc. *	8,554	141,483
Cobalt International Energy, Inc. *	37,102	824,777
Comstock Resources, Inc.	6,110	103,442
Concho Resources, Inc. *	13,789	1,433,091
ConocoPhillips	165,382	12,039,810
CONSOL Energy, Inc.	29,951	1,065,657
Continental Resources, Inc. *	7,532	809,765
Core Laboratories N.V.	6,130	1,116,518
Crosstex Energy, Inc.	6,712	218,140
CVR Energy, Inc.	2,444	96,489
Delek US Holdings, Inc.	3,847	116,410
Denbury Resources, Inc. *	52,595	877,285
Devon Energy Corp.	51,324	3,111,261
Diamond Offshore Drilling, Inc.	8,954	537,688
Diamondback Energy, Inc. *	4,147	206,272
Dresser-Rand Group, Inc. *	9,925	560,167
Dril-Quip, Inc. *	4,935	535,744
Energen Corp.	9,776	705,534
Energy XXI Bermuda Ltd.	10,388	282,138
Ensco plc, Class A	30,675	1,812,279
EOG Resources, Inc.	36,660	6,048,900
EPL Oil & Gas, Inc. *	6,140	175,911
EQT Corp.	20,774	1,768,075
Era Group, Inc. *	2,444	79,748

6

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EXCO Resources, Inc. (a)	20,774	109,894
Exterran Holdings, Inc. *	8,582	279,087
Exxon Mobil Corp.	590,805	55,228,451
FMC Technologies, Inc. *	31,960	1,537,276
Forum Energy Technologies, Inc. *	6,854	185,127
Geospace Technologies Corp. *	1,567	136,752
Gulfmark Offshore, Inc., Class A	3,666	180,954
Gulfport Energy Corp. *	10,559	616,962
Halcon Resources Corp. *(a)	34,161	136,986
Halliburton Co.	116,769	6,151,391
Helix Energy Solutions Group, Inc. *	13,442	298,547
Helmerich & Payne, Inc.	13,842	1,065,834
Hercules Offshore, Inc. *	21,340	136,363
Hess Corp.	40,326	3,271,648
HollyFrontier Corp.	27,383	1,313,836
Hornbeck Offshore Services, Inc. *	4,888	247,479
Key Energy Services, Inc. *	22,412	175,710
Kinder Morgan, Inc.	90,100	3,202,154
Kodiak Oil & Gas Corp. *	33,030	374,560
Kosmos Energy Ltd. *	13,080	136,163
Laredo Petroleum Holdings, Inc. *	12,969	350,033
Marathon Oil Corp.	96,538	3,479,230
Marathon Petroleum Corp.	43,478	3,597,370
Matador Resources Co. *	7,215	157,215
McDermott International, Inc. *	31,790	259,088
Murphy Oil Corp.	25,662	1,666,234
Nabors Industries Ltd.	40,326	667,395
National Oilwell Varco, Inc.	57,434	4,680,871
Newfield Exploration Co. *	17,992	505,575
Newpark Resources, Inc. *	12,250	147,735
Noble Corp. plc	34,459	1,313,577
Noble Energy, Inc.	48,880	3,433,331
Northern Oil & Gas, Inc. *	8,030	128,079
Oasis Petroleum, Inc. *	11,841	546,225
Occidental Petroleum Corp.	108,872	10,338,485
Oceaneering International, Inc.	14,664	1,131,914
Oil States International, Inc. *	7,332	750,430
Parker Drilling Co. *	15,245	120,893
Patterson-UTI Energy, Inc.	21,996	512,727
PBF Energy, Inc., Class A (a)	5,172	149,212
PDC Energy, Inc. *	4,888	287,952
Peabody Energy Corp.	37,882	689,452
Phillips 66	81,708	5,687,694
Pioneer Natural Resources Co.	18,337	3,259,402
QEP Resources, Inc.	23,382	748,692
Range Resources Corp.	21,996	1,707,989
Rentech, Inc.	49,320	89,269
Resolute Energy Corp. *	11,072	99,759
Rex Energy Corp. *	9,864	189,192
Rosetta Resources, Inc. *	9,790	495,080
Rowan Cos. plc, Class A *	17,108	592,279
RPC, Inc.	8,626	152,421
Sanchez Energy Corp. *	4,247	109,020
SandRidge Energy, Inc. *(a)	46,977	262,601
Schlumberger Ltd.	179,112	15,837,083
SEACOR Holdings, Inc.	2,444	227,414
SemGroup Corp., Class A	6,110	375,032
SM Energy Co.	8,554	753,950
Solazyme, Inc. *(a)	7,348	65,838
Southwestern Energy Co. *	46,436	1,795,216
Spectra Energy Corp.	89,360	2,998,028
Stone Energy Corp. *	6,460	213,697
Superior Energy Services, Inc. *	21,074	536,966
Swift Energy Co. *	6,115	81,391
Targa Resources Corp.	4,888	396,368
Teekay Corp.	5,134	227,179
Tesoro Corp.	19,552	1,146,334
TETRA Technologies, Inc. *	11,041	136,246
The Williams Cos., Inc.	90,436	3,185,156
Tidewater, Inc.	7,332	418,217
Transocean Ltd.	48,880	2,462,574
Ultra Petroleum Corp. *(a)	20,365	416,872
Unit Corp. *	6,110	294,258
Valero Energy Corp.	75,764	3,463,930
W&T Offshore, Inc.	12,220	210,184
Weatherford International Ltd. *	101,426	1,588,331
Western Refining, Inc.	8,554	334,205
Whiting Petroleum Corp. *	15,258	921,583
World Fuel Services Corp.	9,776	375,398
WPX Energy, Inc. *	25,841	480,384

		253,595,076

Food & Staples Retailing 2.1%
Casey’s General Stores, Inc.	6,110	454,706
Costco Wholesale Corp.	58,656	7,357,222
CVS Caremark Corp.	165,275	11,066,814
Harris Teeter Supermarkets, Inc.	6,321	312,131
PriceSmart, Inc.	2,444	304,987
Rite Aid Corp. *	120,113	711,069
Safeway, Inc.	31,991	1,118,725
Spartan Stores, Inc.	4,932	114,422
Sprouts Farmers Market, Inc. *	3,268	123,661
SUPERVALU, Inc. *	28,225	182,051
Susser Holdings Corp. *	1,775	113,636
Sysco Corp.	79,430	2,671,231
The Andersons, Inc.	3,666	311,867
The Fresh Market, Inc. *	5,188	211,203
The Kroger Co.	71,118	2,969,177
United Natural Foods, Inc. *	7,110	489,524
Wal-Mart Stores, Inc.	218,975	17,739,165
Walgreen Co.	116,365	6,888,808
Weis Markets, Inc.	2,444	124,717
Whole Foods Market, Inc.	49,822	2,819,925

		56,085,041

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	270,715	10,011,041
Annie’s, Inc. *	1,275	58,586
Archer-Daniels-Midland Co.	88,145	3,547,836
B&G Foods, Inc.	7,332	253,907
Beam, Inc.	20,874	1,409,621
Boulder Brands, Inc. *	6,110	93,544
Brown-Forman Corp., Class B	21,711	1,628,759
Bunge Ltd.	19,552	1,566,506
Cal-Maine Foods, Inc.	1,575	86,546
Campbell Soup Co.	23,806	922,006
Coca-Cola Enterprises, Inc.	34,538	1,448,524
ConAgra Foods, Inc.	55,134	1,818,871
Constellation Brands, Inc., Class A *	22,164	1,560,567
Darling International, Inc. *	15,886	329,317

 7

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dean Foods Co. *	12,373	222,466
Dr. Pepper Snapple Group, Inc.	28,279	1,364,744
Flowers Foods, Inc.	22,728	493,879
Fresh Del Monte Produce, Inc.	6,110	171,141
General Mills, Inc.	86,921	4,383,426
Green Mountain Coffee Roasters, Inc. *(a)	17,261	1,163,046
Hillshire Brands Co.	15,904	531,512
Hormel Foods Corp.	19,552	880,231
Ingredion, Inc.	10,998	760,622
J&J Snack Foods Corp.	2,496	214,456
Kellogg Co.	34,742	2,106,755
Kraft Foods Group, Inc.	79,597	4,228,193
Lancaster Colony Corp.	2,456	212,837
Lorillard, Inc.	49,849	2,558,749
McCormick & Co., Inc. Non Voting Shares	17,508	1,208,052
Mead Johnson Nutrition Co.	28,106	2,375,238
Molson Coors Brewing Co., Class B	20,774	1,094,167
Mondelez International, Inc., Class A	238,690	8,003,276
Monster Beverage Corp. *	19,588	1,159,218
PepsiCo, Inc.	206,860	17,471,396
Philip Morris International, Inc.	216,684	18,535,149
Pilgrim’s Pride Corp. *	11,375	186,322
Pinnacle Foods, Inc.	4,388	121,065
Post Holdings, Inc. *	3,666	185,683
Reynolds American, Inc.	44,220	2,230,899
Sanderson Farms, Inc.	2,558	174,814
Seaboard Corp.	76	214,700
Snyders-Lance, Inc.	7,332	211,235
The Boston Beer Co., Inc., Class A *	1,222	299,146
The Coca-Cola Co.	512,045	20,579,089
The Hain Celestial Group, Inc. *	6,110	505,236
The Hershey Co.	20,774	2,012,793
The J.M. Smucker Co.	14,711	1,533,475
Tootsie Roll Industries, Inc. (a)	3,802	121,854
TreeHouse Foods, Inc. *	4,888	342,893
Tyson Foods, Inc., Class A	37,882	1,200,481
Universal Corp.	3,666	191,219
Vector Group Ltd.	7,009	114,807
WhiteWave Foods Co., Class A *	18,534	394,218

		124,494,113

Health Care Equipment & Services 4.5%
Abaxis, Inc.	3,055	109,919
Abbott Laboratories	210,239	8,029,027
ABIOMED, Inc. *	4,131	118,105
Acadia Healthcare Co., Inc. *	3,773	174,313
Aetna, Inc.	51,394	3,542,588
Air Methods Corp.	4,008	224,288
Alere, Inc. *	10,998	359,855
Align Technology, Inc. *	9,149	499,901
Allscripts Healthcare Solutions, Inc. *	25,662	383,390
AmerisourceBergen Corp.	31,238	2,203,216
AmSurg Corp. *	3,924	189,608
Analogic Corp.	1,426	137,780
ArthroCare Corp. *	3,760	141,827
athenahealth, Inc. *	4,888	641,159
Baxter International, Inc.	74,542	5,102,400
Becton Dickinson & Co.	26,262	2,851,791
Bio-Reference Labs, Inc. *(a)	3,016	88,067
BioScrip, Inc. *	7,450	50,735
Boston Scientific Corp. *	190,749	2,208,873
Brookdale Senior Living, Inc. *	12,220	356,335
C.R. Bard, Inc.	10,137	1,407,827
Cantel Medical Corp.	5,441	203,058
Cardinal Health, Inc.	45,508	2,939,817
CareFusion Corp. *	30,550	1,217,417
Centene Corp. *	7,332	437,940
Cerner Corp. *	39,104	2,247,307
Chemed Corp. (a)	2,491	194,124
Cigna Corp.	39,232	3,430,838
Community Health Systems, Inc.	13,442	554,483
Computer Programs & Systems, Inc.	1,419	87,297
CONMED Corp.	3,703	150,749
Covidien plc	63,050	4,303,793
Cyberonics, Inc. *	2,838	195,027
DaVita HealthCare Partners, Inc. *	22,584	1,344,877
DENTSPLY International, Inc.	19,552	929,893
Dexcom, Inc. *	10,998	363,924
Edwards Lifesciences Corp. *	15,886	1,041,010
Emeritus Corp. *	3,854	86,754
Endologix, Inc. *	7,453	133,185
Envision Healthcare Holdings, Inc. *	4,324	128,077
ExamWorks Group, Inc. *	3,586	105,823
Express Scripts Holding Co. *	109,458	7,371,996
Globus Medical, Inc., Class A *	7,861	151,403
Greatbatch, Inc. *	2,850	115,796
Haemonetics Corp. *	7,332	309,850
Hanger, Inc. *	4,199	163,089
HCA Holdings, Inc.	41,899	1,944,952
Health Management Associates, Inc., Class A *	35,438	463,883
Health Net, Inc. *	13,442	410,653
HealthSouth Corp.	12,220	437,354
HealthStream, Inc. *	5,380	180,983
HeartWare International, Inc. *	1,752	168,893
Henry Schein, Inc. *	12,220	1,393,080
Hill-Rom Holdings, Inc.	8,554	354,221
HMS Holdings Corp. *	11,172	255,951
Hologic, Inc. *	34,216	766,096
Humana, Inc.	21,996	2,287,364
ICU Medical, Inc. *	1,408	92,484
IDEXX Laboratories, Inc. *	7,346	765,159
Insulet Corp. *	6,110	226,192
Integra LifeSciences Holdings Corp. *	3,680	170,936
Intuitive Surgical, Inc. *	5,377	2,026,591
IPC The Hospitalist Co. *	1,708	107,399
Kindred Healthcare, Inc.	12,220	205,785
Laboratory Corp. of America Holdings *	13,442	1,369,068
Landauer, Inc.	1,275	67,575
LifePoint Hospitals, Inc. *	7,332	375,618
Magellan Health Services, Inc. *	4,888	299,146
MAKO Surgical Corp. *	5,632	168,735
Masimo Corp. *	7,332	209,915

8

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
McKesson Corp.	31,772	5,270,657
MedAssets, Inc. *	7,358	158,491
Medidata Solutions, Inc. *	3,055	363,270
MEDNAX, Inc. *	6,410	710,228
Medtronic, Inc.	135,189	7,749,033
Meridian Bioscience, Inc.	8,554	210,257
Merit Medical Systems, Inc. *	6,110	100,021
Molina Healthcare, Inc. *	3,855	129,528
MWI Veterinary Supply, Inc. *	1,469	267,608
National Healthcare Corp.	1,275	71,145
Neogen Corp. *	5,478	278,666
NuVasive, Inc. *	6,297	209,375
NxStage Medical, Inc. *	7,758	79,209
Omnicare, Inc.	15,886	909,950
Omnicell, Inc. *	4,025	97,606
Owens & Minor, Inc.	8,554	326,506
Patterson Cos., Inc.	11,192	464,356
Quality Systems, Inc.	5,432	126,892
Quest Diagnostics, Inc.	21,074	1,284,250
Quidel Corp. *	4,255	107,056
ResMed, Inc. (a)	19,552	954,333
Select Medical Holdings Corp.	11,310	97,945
Sirona Dental Systems, Inc. *	7,407	509,453
Spectranetics Corp. *	5,672	131,931
St. Jude Medical, Inc.	39,915	2,331,834
STERIS Corp.	7,332	338,298
Stryker Corp.	38,376	2,855,942
Team Health Holdings, Inc. *	9,082	424,402
Teleflex, Inc.	6,110	600,674
Tenet Healthcare Corp. *	16,227	700,195
The Cooper Cos., Inc.	6,110	804,931
The Ensign Group, Inc.	1,775	80,177
Thoratec Corp. *	7,332	288,661
Tornier NV *	5,060	91,535
UnitedHealth Group, Inc.	137,372	10,231,467
Universal American Corp.	10,998	85,015
Universal Health Services, Inc., Class B	12,220	1,007,295
Varian Medical Systems, Inc. *	14,869	1,160,525
VCA Antech, Inc. *	10,998	329,390
Volcano Corp. *	7,332	166,950
WellCare Health Plans, Inc. *	6,110	453,973
WellPoint, Inc.	40,666	3,777,058
West Pharmaceutical Services, Inc.	9,776	488,018
Wright Medical Group, Inc. *	7,332	218,567
Zimmer Holdings, Inc.	23,365	2,135,795

		120,955,032

Household & Personal Products 2.0%
Avon Products, Inc.	58,019	1,034,479
Church & Dwight Co., Inc.	19,552	1,275,768
Colgate-Palmolive Co.	119,956	7,894,304
Coty, Inc., Class A	11,668	191,589
Elizabeth Arden, Inc. *	2,938	116,139
Energizer Holdings, Inc.	8,668	956,514
Harbinger Group, Inc. *	7,650	91,800
Herbalife Ltd. (a)	11,254	784,179
Kimberly-Clark Corp.	51,859	5,660,928
Nu Skin Enterprises, Inc., Class A	8,554	1,093,543
Revlon, Inc., Class A *	4,025	106,260
Spectrum Brands Holdings, Inc.	2,886	203,694
The Clorox Co.	17,255	1,607,648
The Estee Lauder Cos., Inc., Class A	33,180	2,487,173
The Procter & Gamble Co.	368,368	31,023,953
WD-40 Co.	1,650	124,179

		54,652,150

Insurance 3.3%
ACE Ltd.	45,414	4,667,651
Aflac, Inc.	62,128	4,123,435
Alleghany Corp. *	2,444	963,180
Allied World Assurance Co. Holdings AG	4,888	550,633
Ambac Financial Group, Inc. *	6,215	146,985
American Equity Investment Life Holding Co.	7,931	188,044
American Financial Group, Inc.	10,322	595,167
American International Group, Inc.	198,351	9,867,962
American National Insurance Co.	545	62,975
AMERISAFE, Inc.	2,450	107,506
AmTrust Financial Services, Inc. (a)	4,199	175,560
Aon plc	41,641	3,399,571
Arch Capital Group Ltd. *	15,506	912,218
Argo Group International Holdings Ltd.	3,681	174,075
Arthur J. Gallagher & Co.	17,108	796,206
Aspen Insurance Holdings Ltd.	9,776	395,146
Assurant, Inc.	10,378	673,947
Assured Guaranty Ltd.	22,571	529,967
Axis Capital Holdings Ltd.	14,211	698,186
Brown & Brown, Inc.	15,886	502,315
Cincinnati Financial Corp.	20,774	1,088,765
Citizens, Inc. *	5,432	47,856
CNA Financial Corp.	4,904	203,614
CNO Financial Group, Inc.	30,958	523,809
eHealth, Inc. *	2,308	104,575
Employers Holdings, Inc.	4,888	159,544
Endurance Specialty Holdings Ltd.	5,760	327,744
Enstar Group Ltd. *	1,222	170,237
Erie Indemnity Co., Class A	3,680	268,603
Everest Re Group Ltd.	6,646	1,042,292
FBL Financial Group, Inc., Class A	2,716	124,692
Fidelity National Financial, Inc., Class A	33,267	967,072
First American Financial Corp.	14,664	388,009
Genworth Financial, Inc., Class A *	64,766	978,614
Greenlight Capital Re Ltd., Class A *	3,666	124,681
Hartford Financial Services Group, Inc.	58,745	2,093,084
HCC Insurance Holdings, Inc.	14,664	674,251
Hilltop Holdings, Inc. *	9,414	223,206
Horace Mann Educators Corp.	5,493	168,745
Infinity Property & Casualty Corp.	1,222	87,190
Kemper Corp.	7,332	275,097
Lincoln National Corp.	35,285	1,811,179
Loews Corp.	41,783	1,978,425
Maiden Holdings Ltd.	6,475	81,974
Markel Corp. *	1,722	959,636
Marsh & McLennan Cos., Inc.	72,729	3,450,991
MBIA, Inc. *	20,064	258,625

 9

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meadowbrook Insurance Group, Inc.	6,240	46,114
Mercury General Corp.	4,888	234,966
MetLife, Inc.	148,888	7,770,465
Montpelier Re Holdings Ltd.	7,473	217,165
National Interstate Corp.	2,208	63,458
National Western Life Insurance Co., Class A	300	64,176
Old Republic International Corp.	31,916	548,955
OneBeacon Insurance Group Ltd., Class A	3,377	53,694
PartnerRe Ltd.	6,744	693,958
Platinum Underwriters Holdings Ltd.	4,060	257,404
Primerica, Inc.	6,110	262,913
Principal Financial Group, Inc.	37,924	1,920,092
ProAssurance Corp.	8,204	394,448
Protective Life Corp.	10,998	527,684
Prudential Financial, Inc.	62,516	5,548,920
Reinsurance Group of America, Inc.	9,776	733,005
RenaissanceRe Holdings Ltd.	6,146	582,026
RLI Corp.	2,444	246,575
Safety Insurance Group, Inc.	2,444	137,231
Selective Insurance Group, Inc.	7,332	206,689
StanCorp Financial Group, Inc.	6,110	391,712
State Auto Financial Corp.	1,908	43,083
Stewart Information Services Corp.	3,216	102,462
Symetra Financial Corp.	10,103	193,675
The Allstate Corp.	62,595	3,397,031
The Chubb Corp.	33,841	3,263,964
The Hanover Insurance Group, Inc.	5,816	350,763
The Navigators Group, Inc. *	1,228	82,080
The Progressive Corp.	76,175	2,127,568
The Travelers Cos., Inc.	49,637	4,504,061
Torchmark Corp.	12,364	939,664
United Fire Group, Inc.	2,650	78,838
Unum Group	35,826	1,202,679
Validus Holdings Ltd.	12,459	498,983
W.R. Berkley Corp.	14,808	648,442
White Mountains Insurance Group Ltd.	612	368,932
Willis Group Holdings plc	22,948	1,027,611
XL Group plc	38,646	1,236,286

		89,081,011

Materials 3.8%
A. Schulman, Inc.	3,819	130,610
Air Products & Chemicals, Inc.	28,259	3,075,427
Airgas, Inc.	8,968	974,194
Albemarle Corp.	12,220	839,636
Alcoa, Inc.	142,056	1,365,158
Allegheny Technologies, Inc.	13,942	463,153
AMCOL International Corp.	3,002	93,542
American Vanguard Corp.	2,816	80,904
Aptargroup, Inc.	8,554	555,326
Ashland, Inc.	9,776	890,398
Avery Dennison Corp.	14,664	717,070
Axiall Corp.	9,791	443,532
Balchem Corp.	4,888	289,125
Ball Corp.	20,916	1,045,382
Bemis Co., Inc.	14,664	572,336
Berry Plastics Group, Inc. *	10,228	219,391
Boise Cascade Co. *	5,020	128,813
Cabot Corp.	8,554	417,435
Calgon Carbon Corp. *	7,402	153,295
Carpenter Technology Corp.	6,110	368,372
Celanese Corp., Series A	21,996	1,234,635
CF Industries Holdings, Inc.	7,946	1,727,301
Chemtura Corp. *	14,664	387,130
Clearwater Paper Corp. *	3,666	194,115
Cliffs Natural Resources, Inc. (a)	20,408	510,404
Coeur Mining, Inc. *	11,368	125,275
Commercial Metals Co.	15,886	308,506
Compass Minerals International, Inc.	4,888	349,736
Crown Holdings, Inc. *	19,846	876,002
Cytec Industries, Inc.	6,110	546,723
Deltic Timber Corp.	1,450	91,365
Domtar Corp.	4,888	417,973
E.I. du Pont de Nemours & Co.	125,866	7,725,655
Eagle Materials, Inc.	6,692	521,976
Eastman Chemical Co.	20,774	1,600,221
Ecolab, Inc.	37,443	4,012,766
Ferro Corp. *	19,960	278,043
Flotek Industries, Inc. *	5,400	113,076
FMC Corp.	18,377	1,338,948
Freeport-McMoRan Copper & Gold, Inc.	139,659	4,844,771
Globe Specialty Metals, Inc.	6,573	116,999
Graphic Packaging Holding Co. *	28,848	259,055
Greif, Inc., Class A	4,888	268,596
H.B. Fuller Co.	6,352	325,413
Haynes International, Inc.	2,444	132,514
Headwaters, Inc. *	19,960	192,814
Hecla Mining Co.	33,618	99,173
Horsehead Holding Corp. *	5,512	82,515
Huntsman Corp.	24,440	560,409
Innophos Holdings, Inc.	3,666	175,895
Innospec, Inc.	2,108	102,681
International Flavors & Fragrances, Inc.	10,998	971,673
International Paper Co.	59,901	2,794,382
Intrepid Potash, Inc. (a)	5,432	83,924
Kaiser Aluminum Corp.	2,444	164,530
KapStone Paper & Packaging Corp.	6,130	326,606
Koppers Holdings, Inc.	3,666	173,695
Kraton Performance Polymers, Inc. *	3,964	92,322
Kronos Worldwide, Inc. (a)	6,245	104,042
Louisiana-Pacific Corp. *	18,330	300,612
LSB Industries, Inc. *	2,446	78,468
LyondellBasell Industries N.V., Class A	60,323	4,655,729
Martin Marietta Materials, Inc.	6,110	589,982
Materion Corp.	2,550	73,338
MeadWestvaco Corp.	23,218	815,184
Minerals Technologies, Inc.	4,916	292,010
Molycorp, Inc. *(a)	18,845	90,079
Monsanto Co.	72,098	8,170,866
Myers Industries, Inc.	4,888	98,933
Neenah Paper, Inc.	1,675	70,333

10

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NewMarket Corp.	1,348	436,685
Newmont Mining Corp.	67,287	1,670,736
Nucor Corp.	42,054	2,147,277
Olin Corp.	12,220	303,423
OM Group, Inc. *	3,666	120,758
Owens-Illinois, Inc. *	23,218	766,194
P.H. Glatfelter Co.	5,332	149,243
Packaging Corp. of America	13,442	823,457
PolyOne Corp.	12,220	396,661
PPG Industries, Inc.	19,002	3,497,508
Praxair, Inc.	40,326	5,091,561
Quaker Chemical Corp.	2,444	198,062
Reliance Steel & Aluminum Co.	9,823	722,285
Resolute Forest Products *	12,826	207,781
Rock-Tenn Co., Class A	9,917	936,363
Rockwood Holdings, Inc.	10,076	689,803
Royal Gold, Inc.	8,569	386,376
RPM International, Inc.	18,330	725,868
RTI International Metals, Inc. *	3,824	133,343
Schnitzer Steel Industries, Inc., Class A	3,586	109,857
Schweitzer-Mauduit International, Inc.	4,888	252,270
Sealed Air Corp.	25,931	832,644
Sensient Technologies Corp.	7,332	360,294
Sigma-Aldrich Corp.	16,039	1,383,203
Silgan Holdings, Inc.	6,211	290,364
Sonoco Products Co.	13,442	538,487
Steel Dynamics, Inc.	29,328	534,356
Stepan Co.	2,444	155,096
Stillwater Mining Co. *	15,046	168,967
SunCoke Energy, Inc. *	7,838	177,687
Texas Industries, Inc. *	2,638	153,321
The Dow Chemical Co.	161,858	6,322,173
The Mosaic Co.	44,561	2,134,472
The Scotts Miracle-Gro Co., Class A	6,110	357,924
The Sherwin-Williams Co.	11,545	2,113,081
The Valspar Corp.	12,220	862,854
Tredegar Corp.	2,956	77,388
Tronox Ltd., Class A	11,187	237,724
United States Steel Corp. (a)	19,260	516,361
US Silica Holdings, Inc. (a)	4,629	159,747
Valhi, Inc.	4,138	63,270
Vulcan Materials Co.	17,214	970,353
W.R. Grace & Co. *	9,554	917,471
Walter Energy, Inc. (a)	8,738	124,342
Wausau Paper Corp.	1,828	22,192
Westlake Chemical Corp.	2,591	291,695
Worthington Industries, Inc.	8,586	360,011

		102,181,480

Media 3.6%
AMC Networks, Inc., Class A *	8,554	549,081
Belo Corp., Class A	13,442	184,559
Cablevision Systems Corp., Class A	28,770	482,473
Carmike Cinemas, Inc. *	3,216	76,991
CBS Corp., Class B Non Voting Shares	76,694	4,491,201
Charter Communications, Inc., Class A *	8,846	1,195,095
Cinemark Holdings, Inc.	14,664	483,765
Clear Channel Outdoor Holdings, Inc., Class A	10,196	90,235
Comcast Corp., Class A	351,469	17,527,759
Cumulus Media, Inc., Class A *	9,864	68,851
DIRECTV *	68,247	4,511,809
Discovery Communications, Inc., Class A *	30,872	2,694,199
DISH Network Corp., Class A	27,545	1,491,837
DreamWorks Animation SKG, Inc., Class A *	9,199	293,080
E.W. Scripps Co., Class A *	4,324	87,647
Gannett Co., Inc.	30,892	835,938
Graham Holdings Co., Class B	412	277,482
Harte-Hanks, Inc.	5,432	43,239
John Wiley & Sons, Inc., Class A	6,510	331,750
Lamar Advertising Co., Class A *	8,554	427,016
Liberty Global plc, Class A *	50,323	4,318,217
Liberty Media Corp. *	14,811	2,272,896
Live Nation Entertainment, Inc. *	18,421	338,394
Loral Space & Communications, Inc.	2,444	192,905
Meredith Corp.	6,110	325,907
Morningstar, Inc.	2,758	230,045
National CineMedia, Inc.	8,582	160,054
News Corp., Class A *	66,708	1,198,076
Nexstar Broadcasting Group, Inc., Class A	3,304	164,110
Omnicom Group, Inc.	34,424	2,459,595
Regal Entertainment Group, Class A	10,998	214,241
Rentrak Corp. *	1,608	64,159
Scholastic Corp.	2,846	86,917
Scripps Networks Interactive, Inc., Class A	14,328	1,068,725
Sinclair Broadcast Group, Inc., Class A	9,705	318,518
Sirius XM Holdings, Inc.	421,685	1,589,752
Starz, Class A *	14,811	418,855
The Interpublic Group of Cos., Inc.	58,691	1,021,223
The Madison Square Garden Co., Class A *	7,785	438,763
The New York Times Co., Class A	21,996	307,064
The Walt Disney Co.	222,413	15,689,013
Time Warner Cable, Inc.	38,028	5,256,230
Time Warner, Inc.	124,002	8,148,171
Twenty-First Century Fox, Inc.	267,222	8,949,265
Valassis Communications, Inc.	6,110	179,390
Viacom, Inc., Class B	57,785	4,632,623

		96,187,115

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	212,655	10,303,135
ACADIA Pharmaceuticals, Inc. *	12,970	302,071
Achillion Pharmaceuticals, Inc. *	8,931	30,901
Acorda Therapeutics, Inc. *	5,129	178,540
Actavis plc *	23,532	3,837,363
Aegerion Pharmaceuticals, Inc. *	3,198	226,834
Agilent Technologies, Inc.	46,436	2,487,576

 11

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Akorn, Inc. *	8,645	222,609
Alexion Pharmaceuticals, Inc. *	26,362	3,282,069
Alkermes plc *	19,620	792,256
Allergan, Inc.	41,548	4,032,233
Alnylam Pharmaceuticals, Inc. *	7,798	477,238
Amgen, Inc.	100,822	11,501,774
Arena Pharmaceuticals, Inc. *(a)	25,968	169,311
ARIAD Pharmaceuticals, Inc. *	24,440	118,534
Array BioPharma, Inc. *	12,250	70,070
Auxilium Pharmaceuticals, Inc. *	6,110	124,705
AVANIR Pharmaceuticals, Inc., Class A *	33,618	149,264
Bio-Rad Laboratories, Inc., Class A *	2,444	299,683
Biogen Idec, Inc. *	31,845	9,265,940
BioMarin Pharmaceutical, Inc. *	19,063	1,341,654
Bristol-Myers Squibb Co.	221,742	11,393,104
Bruker Corp. *	15,127	292,556
Celgene Corp. *	55,856	9,035,825
Celldex Therapeutics, Inc. *	10,460	290,370
Cepheid, Inc. *	9,776	444,026
Charles River Laboratories International, Inc. *	6,404	334,097
Clovis Oncology, Inc. *	3,824	230,511
Covance, Inc. *	8,554	721,786
Cubist Pharmaceuticals, Inc. *	8,554	586,035
Eli Lilly & Co.	133,218	6,690,208
Emergent Biosolutions, Inc. *	6,205	139,302
Endo Health Solutions, Inc. *	15,886	1,067,380
Epizyme, Inc. *	2,930	61,354
Exact Sciences Corp. *	7,548	92,689
Exelixis, Inc. *(a)	19,593	114,227
Forest Laboratories, Inc. *	30,991	1,590,148
Genomic Health, Inc. *	2,842	99,982
Gilead Sciences, Inc. *	205,342	15,361,635
Halozyme Therapeutics, Inc. *	12,220	180,367
Hospira, Inc. *	21,996	864,663
Idenix Pharmaceuticals, Inc. *(a)	16,137	86,656
Illumina, Inc. *	17,108	1,676,584
ImmunoGen, Inc. *	10,998	159,801
Impax Laboratories, Inc. *	11,002	264,488
Incyte Corp., Ltd. *	20,086	936,008
Infinity Pharmaceuticals, Inc. *	8,938	130,584
Intercept Pharmaceuticals, Inc. *	2,498	130,820
InterMune, Inc. *	10,584	146,377
Intrexon Corp. *(a)	4,195	96,024
Ironwood Pharmaceuticals, Inc. *	12,376	141,334
Isis Pharmaceuticals, Inc. *	15,981	619,424
Jazz Pharmaceuticals plc *	6,945	812,009
Johnson & Johnson	378,219	35,802,211
Keryx Biopharmaceuticals, Inc. *	8,390	116,537
Lexicon Pharmaceuticals, Inc. *	58,819	141,166
Life Technologies Corp. *	24,440	1,850,108
Ligand Pharmaceuticals, Inc., Class B *	3,372	187,753
Luminex Corp. *	6,110	119,573
Mallinckrodt plc *	7,974	414,329
MannKind Corp. *(a)	48,172	240,378
Medivation, Inc. *	9,776	615,986
Merck & Co., Inc.	391,768	19,521,799
Merrimack Pharmaceuticals, Inc. *(a)	11,372	44,806
Mettler-Toledo International, Inc. *	3,913	964,828
Momenta Pharmaceuticals, Inc. *	6,396	113,785
Mylan, Inc. *	56,212	2,480,636
Myriad Genetics, Inc. *	12,220	363,545
Nektar Therapeutics *	18,330	230,225
Neurocrine Biosciences, Inc. *	9,864	96,864
NPS Pharmaceuticals, Inc. *	14,779	390,313
Opko Health, Inc. *(a)	29,386	309,728
Pacira Pharmaceuticals, Inc. *	3,725	205,583
PAREXEL International Corp. *	8,554	352,596
PDL BioPharma, Inc. (a)	24,440	238,779
PerkinElmer, Inc.	17,108	650,788
Perrigo Co.	13,055	2,035,144
Pfizer, Inc.	886,315	28,122,775
Pharmacyclics, Inc. *	8,840	1,100,757
Prestige Brands Holdings, Inc. *	6,403	225,642
Puma Biotechnology, Inc. *	4,147	206,479
Questcor Pharmaceuticals, Inc.	8,554	496,218
Quintiles Transnational Holdings, Inc. *	3,264	140,972
Raptor Pharmaceutical Corp. *	5,260	73,061
Regeneron Pharmaceuticals, Inc. *	10,349	3,041,157
Salix Pharmaceuticals Ltd. *	8,532	723,599
Santarus, Inc. *	7,594	244,375
Sarepta Therapeutics, Inc. *(a)	3,666	68,334
Seattle Genetics, Inc. *	13,483	554,016
Sequenom, Inc. *(a)	17,786	46,777
Synageva BioPharma Corp. *	5,146	310,870
Techne Corp.	4,888	418,120
TESARO, Inc. *	2,730	106,470
The Medicines Co. *	7,374	269,962
Theravance, Inc. *	9,901	373,862
Thermo Fisher Scientific, Inc.	48,204	4,861,373
United Therapeutics Corp. *	7,332	676,817
Vertex Pharmaceuticals, Inc. *	30,978	2,150,493
ViroPharma, Inc. *	9,832	486,782
VIVUS, Inc. *(a)	12,220	122,444
Waters Corp. *	12,220	1,216,257
Zoetis, Inc.	66,377	2,067,644

		219,596,850

Real Estate 3.3%
Acadia Realty Trust	6,163	160,053
AG Mortgage Investment Trust, Inc.	2,650	41,976
Alexander & Baldwin, Inc.	6,110	230,897
Alexander’s, Inc.	699	225,246
Alexandria Real Estate Equities, Inc.	10,240	647,782
Altisource Portfolio Solutions S.A. *	2,772	446,237
Altisource Residential Corp.	5,260	146,491
American Assets Trust, Inc.	4,126	128,690
American Campus Communities, Inc.	13,724	445,069
American Capital Agency Corp.	52,164	1,063,102
American Capital Mortgage Investment Corp.	8,704	164,419
American Homes 4 Rent, Class A *	8,938	146,583

12

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Realty Capital Properties, Inc. (a)	32,808	430,113
American Tower Corp.	53,768	4,181,537
Annaly Capital Management, Inc.	133,198	1,353,292
Anworth Mortgage Asset Corp.	26,884	119,634
Apartment Investment & Management Co., Class A	19,558	491,101
Apollo Commercial Real Estate Finance, Inc.	5,172	86,010
ARMOUR Residential REIT, Inc.	50,856	198,847
Ashford Hospitality Prime, Inc. *	1,952	39,938
Ashford Hospitality Trust, Inc.	9,776	80,261
Associated Estates Realty Corp.	5,493	87,394
AvalonBay Communities, Inc.	16,345	1,937,863
Aviv REIT, Inc.	6,540	168,078
BioMed Realty Trust, Inc.	25,159	467,454
Blackstone Mortgage Trust, Inc., Class A	4,195	108,399
Boston Properties, Inc.	20,774	2,066,805
Brandywine Realty Trust	20,774	275,879
BRE Properties, Inc.	10,076	516,194
Camden Property Trust	10,998	637,004
Campus Crest Communities, Inc.	13,100	130,345
Capstead Mortgage Corp.	14,664	176,408
CBL & Associates Properties, Inc.	23,218	419,317
CBRE Group, Inc., Class A *	40,543	982,762
Chambers Street Properties	39,456	326,301
Chesapeake Lodging Trust	9,410	224,617
Chimera Investment Corp.	132,066	389,595
Cole Real Estate Investment, Inc.	54,752	783,501
Colony Financial, Inc.	8,816	178,260
CommonWealth REIT	16,605	396,361
Coresite Realty Corp.	2,444	79,088
Corporate Office Properties Trust	10,312	229,236
Corrections Corp. of America	16,274	542,738
Cousins Properties, Inc.	22,602	242,067
CubeSmart	14,664	237,850
CYS Investments, Inc.	22,155	177,240
DCT Industrial Trust, Inc.	41,548	309,948
DDR Corp.	32,994	527,574
DiamondRock Hospitality Co.	25,700	293,751
Digital Realty Trust, Inc. (a)	17,108	808,182
Douglas Emmett, Inc.	17,108	393,142
Duke Realty Corp.	41,767	634,023
DuPont Fabros Technology, Inc.	8,554	200,762
EastGroup Properties, Inc.	4,888	296,164
Education Realty Trust, Inc.	14,664	127,577
EPR Properties	6,822	343,078
Equity Lifestyle Properties, Inc.	12,220	433,810
Equity One, Inc.	7,788	174,451
Equity Residential	45,294	2,334,453
Essex Property Trust, Inc.	4,888	742,047
Excel Trust, Inc.	13,100	153,532
Extra Space Storage, Inc.	13,442	563,489
Federal Realty Investment Trust	8,554	885,510
FelCor Lodging Trust, Inc. *	17,108	125,231
First Industrial Realty Trust, Inc.	12,220	213,361
First Potomac Realty Trust	6,440	77,280
Forest City Enterprises, Inc., Class A *	21,720	423,540
Forestar Group, Inc. *	4,125	79,860
Franklin Street Properties Corp.	10,998	141,434
Gaming & Leisure Properties, Inc. *	8,754	403,734
General Growth Properties, Inc.	76,500	1,587,375
Getty Realty Corp.	3,050	56,212
Glimcher Realty Trust	18,330	177,984
Government Properties Income Trust	6,119	151,812
Hatteras Financial Corp.	12,820	214,222
HCP, Inc.	60,343	2,218,812
Health Care REIT, Inc.	38,212	2,139,490
Healthcare Realty Trust, Inc.	11,304	250,158
Healthcare Trust of America, Inc., Class A	24,031	243,915
Hersha Hospitality Trust	19,830	113,626
Highwoods Properties, Inc.	13,678	491,314
Home Properties, Inc.	7,332	385,517
Hospitality Properties Trust	20,618	560,191
Host Hotels & Resorts, Inc.	100,062	1,842,141
Hudson Pacific Properties, Inc.	12,574	260,785
Inland Real Estate Corp.	10,064	109,094
Invesco Mortgage Capital, Inc.	15,164	228,976
Investors Real Estate Trust	11,272	99,306
iStar Financial, Inc. *	9,800	126,224
Jones Lang LaSalle, Inc.	6,110	597,069
Kennedy-Wilson Holdings, Inc.	6,110	125,805
Kilroy Realty Corp.	11,884	598,359
Kimco Realty Corp.	54,990	1,133,894
Kite Realty Group Trust	13,473	88,248
LaSalle Hotel Properties	14,214	445,183
Lexington Realty Trust	24,454	251,143
Liberty Property Trust	19,800	641,322
LTC Properties, Inc.	3,860	148,649
Mack-Cali Realty Corp.	11,318	230,434
Medical Properties Trust, Inc.	17,714	234,002
MFA Financial, Inc.	47,658	347,427
Mid-America Apartment Communities, Inc.	9,530	574,087
National Health Investors, Inc.	2,785	163,953
National Retail Properties, Inc.	16,555	525,621
NorthStar Realty Finance Corp.	26,577	262,581
OMEGA Healthcare Investors, Inc.	14,664	479,366
Parkway Properties, Inc.	6,145	112,392
Pebblebrook Hotel Trust	7,686	233,116
Pennsylvania REIT	8,554	153,886
Pennymac Mortgage Investment Trust	7,630	172,285
Piedmont Office Realty Trust, Inc., Class A	24,440	400,327
Plum Creek Timber Co., Inc.	21,996	962,105
Post Properties, Inc.	7,332	314,250
Potlatch Corp.	6,110	243,484
Prologis, Inc.	67,384	2,555,875
PS Business Parks, Inc.	1,816	142,229
Public Storage	19,552	2,985,590
Ramco-Gershenson Properties Trust	6,110	97,760
Rayonier, Inc.	17,108	754,634
Realogy Holdings Corp. *	20,439	968,604
Realty Income Corp.	27,174	1,035,601
Redwood Trust, Inc.	13,442	249,752
Regency Centers Corp.	12,220	572,385
Resource Capital Corp.	11,375	68,478

 13

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Retail Opportunity Investments Corp.	6,440	93,831
Retail Properties of America, Inc., Class A	32,252	429,919
RLJ Lodging Trust	16,175	390,465
Rouse Properties, Inc. (a)	5,096	124,291
Ryman Hospitality Properties, Inc. (a)	6,859	287,186
Sabra Health Care REIT, Inc.	4,932	131,586
Saul Centers, Inc.	1,577	76,690
Select Income REIT	6,919	189,857
Senior Housing Properties Trust	27,311	618,594
Silver Bay Realty Trust Corp.	5,973	95,628
Simon Property Group, Inc.	42,148	6,315,878
SL Green Realty Corp.	12,220	1,105,543
Sovran Self Storage, Inc.	3,674	245,203
Spirit Realty Capital, Inc.	55,270	548,831
STAG Industrial, Inc.	4,025	87,262
Starwood Property Trust, Inc.	22,915	638,641
Strategic Hotels & Resorts, Inc. *	24,440	218,249
Summit Hotel Properties, Inc.	13,100	118,948
Sun Communities, Inc.	3,678	150,062
Sunstone Hotel Investors, Inc.	25,365	331,521
Tanger Factory Outlet Centers	12,425	410,895
Taubman Centers, Inc.	8,554	559,261
The Geo Group, Inc.	11,070	363,096
The Howard Hughes Corp. *	4,166	475,424
The Macerich Co.	18,330	1,043,710
The St. Joe Co. *	13,442	238,461
Two Harbors Investment Corp.	47,020	434,935
UDR, Inc.	33,347	775,985
Universal Health Realty Income Trust	2,444	103,577
Ventas, Inc.	39,404	2,239,329
Vornado Realty Trust	23,498	2,066,179
Washington REIT	8,554	203,072
Weingarten Realty Investors	17,108	488,262
Weyerhaeuser Co.	77,559	2,336,853
WP Carey, Inc.	7,376	462,992

		87,821,233

Retailing 4.7%
Aaron’s, Inc.	10,998	314,983
Abercrombie & Fitch Co., Class A	10,998	377,011
Advance Auto Parts, Inc.	9,790	988,888
Amazon.com, Inc. *	49,488	19,479,467
American Eagle Outfitters, Inc.	24,440	397,639
Ann, Inc. *	7,449	265,706
Asbury Automotive Group, Inc. *	3,992	207,265
Ascena Retail Group, Inc. *	19,552	416,458
AutoNation, Inc. *	8,612	422,332
AutoZone, Inc. *	5,041	2,326,926
Barnes & Noble, Inc. *	5,453	91,501
Bed Bath & Beyond, Inc. *	29,400	2,294,082
Best Buy Co., Inc.	35,784	1,451,041
Big Lots, Inc. *	8,682	332,781
Blue Nile, Inc. *	1,475	67,938
Brown Shoe Co., Inc.	7,344	188,961
Cabela’s, Inc. *	6,392	391,510
CarMax, Inc. *	30,550	1,538,192
Chico’s FAS, Inc.	24,440	456,784
Conn’s, Inc. *	2,650	159,874
Core-Mark Holding Co., Inc.	1,222	90,208
CST Brands, Inc.	8,165	268,547
Dick’s Sporting Goods, Inc.	12,620	713,282
Dillard’s, Inc., Class A	4,888	447,252
Dollar General Corp. *	40,652	2,314,725
Dollar Tree, Inc. *	31,832	1,771,451
DSW, Inc., Class A	7,894	353,888
Expedia, Inc.	14,440	919,684
Express, Inc. *	11,490	282,769
Family Dollar Stores, Inc.	12,698	885,939
Five Below, Inc. *	5,064	269,202
Foot Locker, Inc.	21,996	855,424
Fred’s, Inc., Class A	4,125	71,610
FTD Cos., Inc. *	2,282	75,260
GameStop Corp., Class A	16,274	785,220
Genesco, Inc. *	3,666	274,620
Genuine Parts Co.	20,774	1,720,918
GNC Holdings, Inc., Class A	13,106	788,719
Group 1 Automotive, Inc.	3,666	250,938
Groupon, Inc. *	49,843	451,079
Guess?, Inc.	7,783	266,646
Hibbett Sports, Inc. *(a)	3,038	196,164
HomeAway, Inc. *	7,804	284,846
HSN, Inc.	4,982	285,967
J.C. Penney Co., Inc. *(a)	32,262	328,750
Jos. A. Bank Clothiers, Inc. *	4,015	228,132
Kohl’s Corp.	28,564	1,579,018
L Brands, Inc.	31,966	2,077,470
Liberty Interactive Corp., Class A *	69,055	1,939,064
Liberty Ventures, Series A *	4,974	604,590
Lithia Motors, Inc., Class A	2,444	161,499
LKQ Corp. *	39,504	1,309,558
Lowe’s Cos., Inc.	143,938	6,834,176
Lumber Liquidators Holdings, Inc. *	3,116	313,750
Macy’s, Inc.	53,909	2,871,193
Monro Muffler Brake, Inc.	3,876	205,661
Murphy USA, Inc. *	6,384	288,876
Netflix, Inc. *	7,832	2,864,946
Nordstrom, Inc.	20,093	1,249,986
O’Reilly Automotive, Inc. *	15,974	1,996,111
Office Depot, Inc. *	67,604	367,766
Outerwall, Inc. *(a)	3,739	255,748
Penske Automotive Group, Inc.	5,242	232,850
PetSmart, Inc.	14,807	1,097,347
Pier 1 Imports, Inc.	14,664	326,861
Pool Corp.	7,332	410,885
Priceline.com, Inc. *	6,834	8,148,383
Rent-A-Center, Inc.	7,597	258,754
Restoration Hardware Holdings, Inc. *	3,826	288,863
Ross Stores, Inc.	30,758	2,351,757
Sally Beauty Holdings, Inc. *	20,774	584,580
Sears Holdings Corp. *(a)	4,307	273,624
Select Comfort Corp. *	8,554	180,575
Shutterfly, Inc. *	4,904	231,616
Signet Jewelers Ltd.	10,998	845,086
Sonic Automotive, Inc., Class A	6,120	145,166
Stage Stores, Inc.	4,888	102,697
Staples, Inc.	91,650	1,423,324
Target Corp.	84,592	5,407,967

14

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Buckle, Inc.	3,666	194,518
The Cato Corp., Class A	3,685	125,437
The Children’s Place Retail Stores, Inc. *	2,838	156,090
The Finish Line, Inc., Class A	6,554	173,091
The Gap, Inc.	39,624	1,623,395
The Home Depot, Inc.	191,719	15,465,972
The Men’s Wearhouse, Inc.	7,332	374,812
The Pep Boys-Manny, Moe & Jack *	5,432	74,418
Tiffany & Co.	15,933	1,420,268
Tile Shop Holdings, Inc. *(a)	6,860	114,905
TJX Cos., Inc.	98,006	6,162,617
Tractor Supply Co.	19,552	1,431,402
TripAdvisor, Inc. *	14,738	1,301,660
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,554	1,085,845
Urban Outfitters, Inc. *	15,006	585,534
Vitamin Shoppe, Inc. *	4,888	265,272
Williams-Sonoma, Inc.	11,392	673,495

		125,809,057

Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	4,225	100,640
Advanced Micro Devices, Inc. *(a)	80,862	294,338
Altera Corp.	43,992	1,418,742
Analog Devices, Inc.	40,326	1,944,520
Applied Materials, Inc.	166,225	2,875,692
Applied Micro Circuits Corp. *	8,756	109,888
Atmel Corp. *	61,100	467,415
ATMI, Inc. *	4,888	149,573
Avago Technologies Ltd.	31,394	1,404,254
Broadcom Corp., Class A	73,704	1,967,160
Brooks Automation, Inc.	9,776	103,332
Cabot Microelectronics Corp. *	3,666	165,227
Cavium, Inc. *	6,296	227,915
Cirrus Logic, Inc. *	9,877	199,318
Cree, Inc. *	17,118	955,184
Cypress Semiconductor Corp. *	19,310	187,114
Diodes, Inc. *	4,888	99,862
Entegris, Inc. *	18,330	201,263
Entropic Communications, Inc. *	11,375	56,420
Exar Corp. *	6,540	80,115
Fairchild Semiconductor International, Inc. *	16,480	209,790
First Solar, Inc. *	9,518	569,367
Freescale Semiconductor Ltd. *	8,116	118,169
GT Advanced Technologies, Inc. *	16,404	160,923
Hittite Microwave Corp. *	3,038	192,093
Integrated Device Technology, Inc. *	18,894	187,428
Intel Corp.	673,322	16,051,996
International Rectifier Corp. *	9,776	234,037
Intersil Corp., Class A	28,496	299,778
KLA-Tencor Corp.	23,218	1,482,934
Kulicke & Soffa Industries, Inc. *	10,998	138,795
Lam Research Corp. *	24,459	1,274,558
Lattice Semiconductor Corp. *	15,388	85,711
Linear Technology Corp.	30,703	1,306,413
LSI Corp.	74,812	603,733
Marvell Technology Group Ltd.	54,564	776,446
Maxim Integrated Products, Inc.	39,198	1,116,359
Micrel, Inc.	6,275	60,930
Microchip Technology, Inc.	25,662	1,110,908
Micron Technology, Inc. *	136,145	2,872,659
Microsemi Corp. *	13,442	328,388
MKS Instruments, Inc.	7,332	218,274
Monolithic Power Systems, Inc.	4,124	137,742
NVIDIA Corp.	82,446	1,286,158
OmniVision Technologies, Inc. *	7,572	121,379
ON Semiconductor Corp. *	58,656	415,871
PMC-Sierra, Inc. *	29,328	175,968
Power Integrations, Inc.	3,694	197,481
Rambus, Inc. *	14,664	125,964
RF Micro Devices, Inc. *	47,658	251,634
Semtech Corp. *	9,776	290,543
Silicon Image, Inc. *	12,350	66,937
Silicon Laboratories, Inc. *	6,110	238,596
Skyworks Solutions, Inc. *	25,662	682,353
Spansion, Inc., Class A *	6,275	77,747
SunEdison, Inc. *	33,048	420,040
SunPower Corp. *(a)	10,173	308,649
Synaptics, Inc. *	4,888	246,893
Teradyne, Inc. *	24,440	416,213
Tessera Technologies, Inc.	7,332	146,640
Texas Instruments, Inc.	147,404	6,338,372
TriQuint Semiconductor, Inc. *	21,996	173,328
Ultratech, Inc. *	4,888	129,336
Veeco Instruments, Inc. *	5,035	162,228
Xilinx, Inc.	34,640	1,539,055

		56,356,788

Software & Services 9.7%
Accelrys, Inc. *	7,550	73,462
Accenture plc, Class A	86,991	6,739,193
ACI Worldwide, Inc. *	5,078	327,683
Activision Blizzard, Inc.	56,212	967,409
Acxiom Corp. *	12,220	406,682
Adobe Systems, Inc. *	65,035	3,692,687
Advent Software, Inc.	4,888	171,813
Akamai Technologies, Inc. *	24,440	1,092,957
Alliance Data Systems Corp. *	6,457	1,564,273
Amdocs Ltd.	21,362	864,307
Angie’s List, Inc. *(a)	5,744	74,787
ANSYS, Inc. *	12,367	1,059,481
AOL, Inc. *	13,500	601,830
Aspen Technology, Inc. *	12,373	489,105
Autodesk, Inc. *	30,550	1,382,387
Automatic Data Processing, Inc.	64,960	5,198,099
Bankrate, Inc. *	4,324	81,032
Blackbaud, Inc.	8,554	309,398
Blucora, Inc. *	5,100	148,308
Booz Allen Hamilton Holding Corp.	6,867	120,104
Bottomline Technologies (de), Inc. *	6,110	211,223
Broadridge Financial Solutions, Inc.	17,129	653,471
BroadSoft, Inc. *	3,666	97,406
CA, Inc.	45,667	1,507,011
CACI International, Inc., Class A *	3,666	263,109
Cadence Design Systems, Inc. *	41,142	545,131

 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardtronics, Inc. *	6,110	260,225
Cass Information Systems, Inc.	1,462	91,741
Citrix Systems, Inc. *	25,662	1,522,270
Cognizant Technology Solutions Corp., Class A *	41,274	3,875,216
CommVault Systems, Inc. *	6,110	457,333
Computer Sciences Corp.	20,774	1,093,128
Compuware Corp.	31,772	349,174
comScore, Inc. *	4,347	118,282
Comverse, Inc. *	2,715	90,953
Concur Technologies, Inc. *	6,110	593,220
Convergys Corp.	17,108	351,056
CoreLogic, Inc. *	13,883	489,098
Cornerstone OnDemand, Inc. *	6,190	312,100
CoStar Group, Inc. *	3,666	682,756
CSG Systems International, Inc.	4,888	141,117
Dealertrack Technologies, Inc. *	5,888	246,118
Demandware, Inc. *	3,905	221,296
Dice Holdings, Inc. *	7,350	53,508
Digital River, Inc. *	5,493	98,160
DST Systems, Inc.	4,888	431,610
eBay, Inc. *	157,711	7,967,560
Electronic Arts, Inc. *	43,992	975,743
Ellie Mae, Inc. *	1,775	50,055
Envestnet, Inc. *	2,716	107,961
EPAM Systems, Inc. *	2,950	104,636
EPIQ Systems, Inc.	4,225	70,684
Equinix, Inc. *	6,789	1,090,992
Euronet Worldwide, Inc. *	7,332	355,235
EVERTEC, Inc.	7,390	163,097
Exlservice Holdings, Inc. *	3,666	96,636
Facebook, Inc., Class A *	218,802	10,285,882
FactSet Research Systems, Inc. (a)	6,110	690,430
Fair Isaac Corp.	4,122	243,239
Fidelity National Information Services, Inc.	40,766	2,066,021
Fiserv, Inc. *	18,344	2,015,822
FleetCor Technologies, Inc. *	9,937	1,210,128
Forrester Research, Inc.	1,675	66,967
Fortinet, Inc. *	17,186	293,881
Gartner, Inc. *	12,220	790,023
Genpact Ltd. *	17,561	314,342
Global Cash Access Holdings, Inc. *	8,625	84,094
Global Payments, Inc.	10,318	650,550
Gogo, Inc. *(a)	3,130	83,477
Google, Inc., Class A *	37,499	39,733,565
Guidewire Software, Inc. *	7,698	367,426
Heartland Payment Systems, Inc.	4,265	191,541
IAC/InterActiveCorp	10,998	629,196
iGate Corp. *	5,339	178,750
Imperva, Inc. *	1,575	70,844
Infoblox, Inc. *	4,900	155,722
Informatica Corp. *	14,042	544,970
Interactive Intelligence Group, Inc. *	1,675	108,942
International Business Machines Corp.	137,731	24,747,506
Intuit, Inc.	39,676	2,945,149
j2 Global, Inc.	6,231	298,901
Jack Henry & Associates, Inc.	12,220	693,729
Jive Software, Inc. *	11,119	123,310
Leidos Holdings, Inc.	9,446	459,359
Lender Processing Services, Inc.	12,220	429,044
LinkedIn Corp., Class A *	12,070	2,704,042
Liquidity Services, Inc. *(a)	3,666	84,941
LogMeIn, Inc. *	2,898	99,981
Manhattan Associates, Inc. *	3,666	440,873
ManTech International Corp., Class A	6,255	179,956
Mastercard, Inc., Class A	14,115	10,738,833
MAXIMUS, Inc.	8,170	371,735
Mentor Graphics Corp.	13,132	295,798
MICROS Systems, Inc. *	10,998	590,813
Microsoft Corp.	1,016,556	38,761,280
MicroStrategy, Inc., Class A *	1,222	158,041
Monotype Imaging Holdings, Inc.	4,888	152,261
Netscout Systems, Inc. *	4,178	127,137
NetSuite, Inc. *	3,713	356,745
NeuStar, Inc., Class A *	9,776	476,580
NIC, Inc.	7,332	178,754
Nuance Communications, Inc. *	32,411	438,197
OpenTable, Inc. *	2,944	246,030
Oracle Corp.	477,301	16,843,952
Pandora Media, Inc. *	18,426	523,298
Paychex, Inc.	43,992	1,923,770
Pegasystems, Inc.	2,566	129,198
Progress Software Corp. *	7,810	205,715
Proofpoint, Inc. *	3,925	119,712
PROS Holdings, Inc. *	2,950	113,693
PTC, Inc. *	16,113	524,317
QLIK Technologies, Inc. *	10,062	252,355
QuinStreet, Inc. *	7,350	64,313
Rackspace Hosting, Inc. *	14,664	560,311
RealPage, Inc. *	4,291	96,161
Red Hat, Inc. *	25,662	1,202,265
Responsys, Inc. *	5,500	93,005
Rovi Corp. *	15,002	276,037
Salesforce.com, Inc. *	72,517	3,777,411
Sapient Corp. *	14,010	220,377
Science Applications International Corp.	5,398	198,916
ServiceNow, Inc. *	13,287	705,673
Shutterstock, Inc. *	1,465	108,381
SolarWinds, Inc. *	7,909	264,477
Solera Holdings, Inc.	8,954	597,679
Splunk, Inc. *	10,664	769,514
SPS Commerce, Inc. *	2,108	138,643
SS&C Technologies Holdings, Inc. *	8,084	348,501
Symantec Corp.	97,121	2,184,251
Synchronoss Technologies, Inc. *	4,888	155,096
Synopsys, Inc. *	19,805	725,457
Syntel, Inc.	1,632	144,220
Tableau Software, Inc., Class A *	1,565	102,570
Take-Two Interactive Software, Inc. *	12,220	199,919
Tangoe, Inc. *	4,025	63,354
TeleTech Holdings, Inc. *	4,958	127,321
Teradata Corp. *	23,218	1,059,670
The Western Union Co.	83,096	1,385,210
TIBCO Software, Inc. *	20,140	486,784
TiVo, Inc. *	18,330	235,174

16

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Total System Services, Inc.	21,309	661,644
Trulia, Inc. *	4,524	155,354
Tyler Technologies, Inc. *	4,888	501,558
Ultimate Software Group, Inc. *	3,666	574,426
Unisys Corp. *	6,110	167,842
United Online, Inc.	1,641	25,977
ValueClick, Inc. *	10,998	235,357
Vantiv, Inc., Class A *	15,603	472,771
VeriFone Systems, Inc. *	16,780	429,736
Verint Systems, Inc. *	6,781	257,136
VeriSign, Inc. *	21,996	1,250,693
VirnetX Holding Corp. *(a)	6,325	126,626
Virtusa Corp. *	3,050	107,634
Visa, Inc., Class A	69,063	14,051,558
VMware, Inc., Class A *	11,190	902,250
Web.com Group, Inc. *	4,888	139,552
WebMD Health Corp. *	6,522	252,206
WEX, Inc. *	5,035	499,774
Workday, Inc., Class A *	4,172	343,564
Yahoo! Inc. *	133,252	4,927,659
Yelp, Inc. *	7,791	472,836
Zillow, Inc., Class A *	2,940	231,143
Zynga, Inc., Class A *	81,400	354,090

		262,046,201

Technology Hardware & Equipment 5.9%
3D Systems Corp. *(a)	12,254	921,011
ADTRAN, Inc.	8,554	219,667
Amphenol Corp., Class A	21,996	1,869,660
Anixter International, Inc. *	3,713	328,229
Apple, Inc.	121,957	67,816,629
ARRIS Group, Inc. *	18,330	376,132
Arrow Electronics, Inc. *	14,083	723,021
Aruba Networks, Inc. *	13,442	239,805
Avnet, Inc.	20,774	828,883
AVX Corp.	8,612	118,157
Badger Meter, Inc.	1,708	93,820
Belden, Inc.	7,332	513,387
Benchmark Electronics, Inc. *	7,520	172,810
Black Box Corp.	1,775	49,718
Brocade Communications Systems, Inc. *	61,465	540,277
CalAmp Corp. *	5,432	135,474
CDW Corp.	6,748	150,480
Checkpoint Systems, Inc. *	6,540	94,438
Ciena Corp. *	12,220	271,406
Cisco Systems, Inc.	719,338	15,285,932
Cognex Corp.	12,220	402,649
Coherent, Inc.	3,666	253,101
Comtech Telecommunications Corp.	2,586	83,114
Corning, Inc.	203,350	3,473,218
Cray, Inc. *	4,324	102,954
Daktronics, Inc.	6,375	97,537
Diebold, Inc.	8,554	291,948
Dolby Laboratories, Inc., Class A (a)	6,552	235,413
DTS, Inc. *	2,550	57,095
EchoStar Corp., Class A *	5,162	258,358
Electro Rent Corp.	3,050	65,026
Electronics for Imaging, Inc. *	6,110	241,956
EMC Corp.	283,050	6,750,742
Emulex Corp. *	13,080	97,577
F5 Networks, Inc. *	10,421	857,231
Fabrinet *	4,900	97,020
FARO Technologies, Inc. *	3,666	199,944
FEI Co.	4,959	451,517
Finisar Corp. *	12,220	252,832
FLIR Systems, Inc.	20,774	616,365
Fusion-io, Inc. *	6,540	65,662
Harmonic, Inc. *	19,728	151,906
Harris Corp.	14,958	964,941
Hewlett-Packard Co.	255,176	6,979,064
Infinera Corp. *	24,440	227,292
Ingram Micro, Inc., Class A *	20,774	486,943
Insight Enterprises, Inc. *	6,110	147,068
InterDigital, Inc.	6,110	207,068
InvenSense, Inc. *(a)	8,686	150,181
IPG Photonics Corp. (a)	3,760	272,675
Itron, Inc. *	4,888	207,007
Ixia *	7,371	95,749
Jabil Circuit, Inc.	26,884	544,939
JDS Uniphase Corp. *	32,994	400,547
Juniper Networks, Inc. *	72,098	1,461,426
Lexmark International, Inc., Class A	6,162	217,950
Littelfuse, Inc.	2,444	212,506
Measurement Specialties, Inc. *	1,808	100,055
Methode Electronics, Inc.	5,500	159,115
Molex, Inc.	19,552	755,489
Motorola Solutions, Inc.	31,699	2,088,330
MTS Systems Corp.	1,653	115,264
National Instruments Corp.	13,442	420,197
NCR Corp. *	20,774	726,051
NetApp, Inc.	46,778	1,929,592
NETGEAR, Inc. *	4,888	156,954
Newport Corp. *	5,000	85,750
OSI Systems, Inc. *	2,491	191,060
Palo Alto Networks, Inc. *	6,000	299,700
Park Electrochemical Corp.	2,816	83,663
Plantronics, Inc.	7,332	327,960
Plexus Corp. *	4,208	169,877
Polycom, Inc. *	18,460	198,445
QLogic Corp. *	8,142	101,042
QUALCOMM, Inc.	229,967	16,920,972
Quantum Corp. *	38,125	47,656
Riverbed Technology, Inc. *	17,212	297,768
Rofin-Sinar Technologies, Inc. *	3,859	99,678
Rogers Corp. *	1,708	107,279
Ruckus Wireless, Inc. *	6,540	85,282
SanDisk Corp.	32,994	2,248,541
Sanmina Corp. *	9,776	151,332
ScanSource, Inc. *	3,020	126,810
Seagate Technology plc	41,562	2,038,200
Sonus Networks, Inc. *	34,733	101,073
Super Micro Computer, Inc. *	4,932	78,320
SYNNEX Corp. *	2,900	191,864
TE Connectivity Ltd.	58,660	3,092,555
Tech Data Corp. *	6,110	316,742
Tellabs, Inc.	43,780	107,261
Trimble Navigation Ltd. *	34,216	1,091,490
TTM Technologies, Inc. *	7,897	76,601
Ubiquiti Networks, Inc. (a)	4,270	168,238

 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Universal Display Corp. *	5,430	196,077
ViaSat, Inc. *	6,110	367,639
Vishay Intertechnology, Inc. *	18,801	243,097
Western Digital Corp.	30,550	2,292,472
Xerox Corp.	147,940	1,683,557
Zebra Technologies Corp., Class A *	7,332	380,091

		158,846,596

Telecommunication Services 2.1%
8x8, Inc. *	10,344	107,784
AT&T, Inc.	713,081	25,107,582
Atlantic Tele-Network, Inc.	2,444	137,035
CenturyLink, Inc.	80,168	2,461,158
Cogent Communications Group, Inc.	6,110	238,351
Consolidated Communications Holdings, Inc.	3,666	70,845
Crown Castle International Corp. *	44,134	3,276,067
Frontier Communications Corp. (a)	133,198	623,367
General Communication, Inc., Class A *	8,643	85,998
Intelsat S.A. *	4,960	107,285
Leap Wireless International, Inc. *	12,490	207,459
Level 3 Communications, Inc. *	21,996	669,118
NII Holdings, Inc. *(a)	21,996	55,870
Premiere Global Services, Inc. *	8,554	79,809
SBA Communications Corp., Class A *	16,586	1,412,630
Shenandoah Telecommunications Co.	5,232	130,695
Sprint Corp. *	115,488	968,944
T-Mobile US, Inc. *	24,351	633,369
Telephone & Data Systems, Inc.	15,886	441,790
tw telecom, Inc. *	20,774	588,320
United States Cellular Corp.	2,444	108,440
USA Mobility, Inc.	7,448	109,411
Verizon Communications, Inc.	383,315	19,020,090
Vonage Holdings Corp. *	47,712	157,927
Windstream Holdings, Inc. (a)	79,430	641,000

		57,440,344

Transportation 2.0%
Alaska Air Group, Inc.	9,776	759,986
Allegiant Travel Co.	2,444	270,551
AMERCO	1,222	283,174
Arkansas Best Corp.	4,015	130,648
Atlas Air Worldwide Holdings, Inc. *	3,666	140,774
Avis Budget Group, Inc. *	16,948	624,703
C.H. Robinson Worldwide, Inc.	21,996	1,289,626
Con-way, Inc.	7,418	307,031
CSX Corp.	136,164	3,713,192
Delta Air Lines, Inc.	112,830	3,269,813
Expeditors International of Washington, Inc.	28,106	1,220,925
FedEx Corp.	39,695	5,505,697
Forward Air Corp.	4,888	211,162
Genesee & Wyoming, Inc., Class A *	6,110	587,782
Heartland Express, Inc.	6,615	121,253
Hertz Global Holdings, Inc. *	49,983	1,212,588
Hub Group, Inc., Class A *	5,016	188,752
J.B. Hunt Transport Services, Inc.	11,592	871,602
JetBlue Airways Corp. *	37,882	336,771
Kansas City Southern	14,688	1,777,542
Kirby Corp. *	7,332	692,507
Knight Transportation, Inc.	6,110	109,186
Landstar System, Inc.	7,332	411,545
Matson, Inc.	6,110	152,933
Norfolk Southern Corp.	42,834	3,756,113
Old Dominion Freight Line, Inc. *	9,112	469,541
Roadrunner Transportation Systems, Inc. *	2,950	80,771
Ryder System, Inc.	7,332	512,067
Saia, Inc. *	5,704	198,100
SkyWest, Inc.	6,545	110,611
Southwest Airlines Co.	100,204	1,862,792
Spirit Airlines, Inc. *	11,711	537,184
Swift Transportation Co. *	11,034	255,437
Union Pacific Corp.	62,097	10,062,198
United Continental Holdings, Inc. *	47,530	1,865,553
United Parcel Service, Inc., Class B	96,685	9,898,610
US Airways Group, Inc. *(a)	21,996	516,466
UTI Worldwide, Inc.	14,664	231,838
Werner Enterprises, Inc.	5,476	131,807
Wesco Aircraft Holdings, Inc. *	6,386	133,340

		54,812,171

Utilities 3.0%
AES Corp.	85,951	1,252,306
AGL Resources, Inc.	15,261	710,247
ALLETE, Inc.	6,110	301,101
Alliant Energy Corp.	14,664	755,196
Ameren Corp.	32,230	1,155,445
American Electric Power Co., Inc.	65,988	3,105,395
American States Water Co.	4,888	142,632
American Water Works Co., Inc.	23,221	983,409
Aqua America, Inc.	22,818	549,229
Atmos Energy Corp.	12,220	543,179
Avista Corp.	9,776	266,396
Black Hills Corp.	5,412	272,061
California Water Service Group	5,276	120,609
Calpine Corp. *	52,552	993,758
CenterPoint Energy, Inc.	56,771	1,330,145
Cleco Corp.	7,732	353,430
CMS Energy Corp.	36,660	972,956
Connecticut Water Service, Inc.	2,698	93,756
Consolidated Edison, Inc.	39,104	2,158,932
Dominion Resources, Inc.	78,402	5,089,074
DTE Energy Co.	22,596	1,508,057
Duke Energy Corp.	94,370	6,602,125
Dynegy, Inc. *	10,456	223,863
Edison International	43,276	1,999,784
El Paso Electric Co.	6,110	220,143
Entergy Corp.	24,440	1,512,592
Exelon Corp.	114,868	3,091,098
FirstEnergy Corp.	56,212	1,834,198
Great Plains Energy, Inc.	20,058	476,177
Hawaiian Electric Industries, Inc.	12,220	309,288

18

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IDACORP, Inc.	7,332	378,918
Integrys Energy Group, Inc.	10,176	546,858
ITC Holdings Corp.	7,332	663,399
MDU Resources Group, Inc.	24,946	740,148
MGE Energy, Inc.	2,772	155,093
Middlesex Water Co.	2,716	59,698
National Fuel Gas Co.	11,084	747,948
New Jersey Resources Corp.	6,110	279,166
NextEra Energy, Inc.	56,512	4,780,350
NiSource, Inc.	41,066	1,298,507
Northeast Utilities	42,167	1,732,220
Northwest Natural Gas Co.	4,888	207,887
NorthWestern Corp.	4,888	214,974
NRG Energy, Inc.	43,123	1,141,035
NRG Yield, Inc., Class A	2,716	98,183
NV Energy, Inc.	30,550	722,508
OGE Energy Corp.	25,440	875,645
ONEOK, Inc.	26,884	1,561,154
Ormat Technologies, Inc.	5,303	132,999
Otter Tail Corp.	4,022	118,890
Pepco Holdings, Inc.	34,508	658,413
PG&E Corp.	59,930	2,419,374
Piedmont Natural Gas Co., Inc.	9,154	303,455
Pinnacle West Capital Corp.	14,664	782,471
PNM Resources, Inc.	10,998	255,923
Portland General Electric Co.	9,776	291,423
PPL Corp.	85,540	2,626,933
Public Service Enterprise Group, Inc.	68,432	2,237,042
Questar Corp.	23,371	526,315
SCANA Corp.	19,604	924,721
Sempra Energy	30,550	2,701,842
SJW Corp.	5,753	157,977
South Jersey Industries, Inc.	4,888	277,150
Southwest Gas Corp.	6,110	324,197
TECO Energy, Inc.	25,662	437,280
The Empire District Electric Co.	5,244	119,039
The Laclede Group, Inc.	4,596	211,922
The Southern Co.	117,312	4,766,387
UGI Corp.	14,664	590,373
UIL Holdings Corp.	6,427	241,205
Unitil Corp.	4,126	124,853
UNS Energy Corp.	4,888	234,037
Vectren Corp.	10,998	381,411
Westar Energy, Inc.	16,372	513,426
WGL Holdings, Inc.	7,332	292,180
Wisconsin Energy Corp.	31,772	1,327,116
Xcel Energy, Inc.	64,952	1,819,955

		80,928,581

Total Common Stock
(Cost $2,117,456,562)		2,683,577,989

Other Investment Companies 0.2% of net assets

Equity Fund 0.1%
iShares Russell 3000 ETF (a)	30,000	3,251,100

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	1,400,681	1,400,681

Total Other Investment Companies
(Cost $4,569,144)		4,651,781

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	11,190,987	11,190,987

Total Collateral Invested for Securities on Loan
(Cost $11,190,987)		11,190,987

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $2,122,762,846 and the unrealized appreciation and depreciation were $587,135,993 and ($21,669,069), respectively, with a net unrealized appreciation of $565,466,924.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,421,686.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

20

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,683,577,989	$—	$—	$2,683,577,989
Other Investment Companies[1]	4,651,781	—	—	4,651,781

Total	$2,688,229,770	$—	$—	$2,688,229,770

Other Financial Instruments
Collateral Invested for Securities on Loan	$11,190,987	$—	$—	$11,190,987

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG54093NOV13

 21

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	1,761,001,443	2,203,507,629
0.0%	Other Investment Companies	927,709	990,208

99.8%	Total Investments	1,761,929,152	2,204,497,837
0.2%	Collateral Invested for Securities on Loan	3,840,583	3,840,583
0.0%	Other Assets and Liabilities, Net		670,360

100.0%	Net Assets		2,209,008,780

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.2%
Allison Transmission Holdings, Inc.	10,664	290,274
Autoliv, Inc.	12,139	1,127,227
BorgWarner, Inc.	14,115	1,512,705
Delphi Automotive plc	34,989	2,048,606
Ford Motor Co.	488,537	8,344,212
General Motors Co. *	116,556	4,514,214
Harley-Davidson, Inc.	27,699	1,856,387
Johnson Controls, Inc.	85,099	4,298,350
Lear Corp.	11,442	948,656
Tesla Motors, Inc. *(a)	10,007	1,273,691
TRW Automotive Holdings Corp. *	14,213	1,102,929

		27,317,251

Banks 2.8%
BB&T Corp.	87,722	3,047,462
BOK Financial Corp.	2,388	151,160
CIT Group, Inc.	25,478	1,286,129
Comerica, Inc.	22,693	1,029,128
Cullen/Frost Bankers, Inc.	6,467	464,460
Fifth Third Bancorp	110,921	2,253,915
First Republic Bank	15,254	779,479
Hudson City Bancorp, Inc.	56,653	529,139
Huntington Bancshares, Inc.	101,406	930,907
KeyCorp	112,988	1,440,597
M&T Bank Corp.	16,049	1,851,413
New York Community Bancorp, Inc.	54,394	898,589
Ocwen Financial Corp. *	14,354	813,298
People’s United Financial, Inc.	39,076	591,611
Regions Financial Corp.	170,479	1,658,761
SunTrust Banks, Inc.	67,833	2,457,590
The PNC Financial Services Group, Inc.	65,925	5,072,929
U.S. Bancorp	228,011	8,942,591
Wells Fargo & Co.	601,660	26,485,073
Zions Bancorp	23,983	703,421

		61,387,652

Capital Goods 8.1%
3M Co.	81,313	10,856,099
AGCO Corp.	11,138	649,123
AMETEK, Inc.	29,810	1,467,248
B/E Aerospace, Inc. *	12,061	1,049,307
Carlisle Cos., Inc.	7,639	561,543
Caterpillar, Inc.	78,898	6,674,771
Chicago Bridge & Iron Co. N.V.	13,012	997,760
Colfax Corp. *	11,073	643,120
Cummins, Inc.	21,704	2,872,741
Danaher Corp.	74,129	5,544,849
Deere & Co.	47,442	3,996,514
Donaldson Co., Inc.	16,668	695,556
Dover Corp.	21,044	1,909,532
Eaton Corp. plc	59,001	4,287,013
Emerson Electric Co.	88,556	5,932,366
Fastenal Co.	34,028	1,583,323
Flowserve Corp.	17,154	1,224,452
Fluor Corp.	20,522	1,596,817
Fortune Brands Home & Security, Inc.	20,983	914,859
General Dynamics Corp.	41,013	3,759,252
General Electric Co.	1,268,151	33,808,906
Honeywell International, Inc.	97,323	8,614,059
Hubbell, Inc., Class B	6,713	724,400
IDEX Corp.	9,900	706,167
Illinois Tool Works, Inc.	50,798	4,042,505
Ingersoll-Rand plc	33,466	2,390,142
Jacobs Engineering Group, Inc. *	16,615	993,078
Joy Global, Inc.	13,312	752,927
KBR, Inc.	18,432	623,555
L-3 Communications Holdings, Inc.	10,942	1,132,059
Lincoln Electric Holdings, Inc.	10,240	731,955
Lockheed Martin Corp.	33,417	4,734,186
Masco Corp.	45,064	1,010,335
MSC Industrial Direct Co., Inc., Class A	6,010	461,868
Nordson Corp.	7,453	537,510
Northrop Grumman Corp.	28,459	3,206,760
Oshkosh Corp.	10,631	518,261
Owens Corning *	13,131	514,210
PACCAR, Inc.	44,032	2,523,474
Pall Corp.	13,938	1,166,611
Parker Hannifin Corp.	18,474	2,176,976
Pentair Ltd. - Reg’d	24,687	1,745,865
Precision Castparts Corp.	18,046	4,663,989
Quanta Services, Inc. *	27,217	805,895
Raytheon Co.	40,844	3,622,046
Rockwell Automation, Inc.	16,936	1,923,591
Rockwell Collins, Inc.	16,710	1,215,318
Roper Industries, Inc.	12,288	1,593,754

 1

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sensata Technologies Holding N.V. *	15,660	610,427
Snap-On, Inc.	7,174	761,520
SPX Corp.	5,573	527,429
Stanley Black & Decker, Inc.	19,740	1,606,639
Textron, Inc.	34,886	1,159,262
The Boeing Co.	86,825	11,656,256
Timken Co.	9,600	496,896
TransDigm Group, Inc.	6,038	945,068
United Rentals, Inc. *	11,430	785,584
United Technologies Corp.	105,646	11,711,915
Valmont Industries, Inc.	3,293	476,530
W.W. Grainger, Inc.	7,622	1,965,866
WABCO Holdings, Inc. *	7,614	674,600
Wabtec Corp.	12,171	839,799
Xylem, Inc.	22,636	782,300

		179,156,738

Commercial & Professional Services 0.8%
Cintas Corp.	12,672	703,296
Copart, Inc. *	14,093	485,222
Equifax, Inc.	15,214	1,024,359
IHS, Inc., Class A *	7,607	870,469
Iron Mountain, Inc.	19,898	559,532
Manpowergroup, Inc.	9,614	768,447
Nielsen Holdings N.V.	26,624	1,149,092
Republic Services, Inc.	33,592	1,172,697
Robert Half International, Inc.	18,814	726,785
Rollins, Inc.	9,583	269,570
Stericycle, Inc. *	10,828	1,272,073
The ADT Corp.	24,784	1,005,239
The Dun & Bradstreet Corp.	5,191	606,568
Towers Watson & Co., Class A	7,904	889,990
Tyco International Ltd.	57,344	2,187,100
Verisk Analytics, Inc., Class A *	18,567	1,208,897
Waste Connections, Inc.	16,710	734,237
Waste Management, Inc.	53,989	2,466,218

		18,099,791

Consumer Durables & Apparel 1.5%
Carter’s, Inc.	7,326	517,728
Coach, Inc.	34,927	2,022,273
D.R. Horton, Inc.	34,409	684,051
Fossil Group, Inc. *	5,942	756,238
Garmin Ltd.	15,237	739,909
Hanesbrands, Inc.	12,608	883,821
Hasbro, Inc.	14,336	771,564
Jarden Corp. *	14,627	822,623
Leggett & Platt, Inc.	17,408	525,896
Lennar Corp., Class A	20,480	732,365
Lululemon Athletica, Inc. *	12,970	904,268
Mattel, Inc.	43,311	2,004,000
Michael Kors Holdings Ltd. *	22,240	1,813,672
Mohawk Industries, Inc. *	7,517	1,052,530
Newell Rubbermaid, Inc.	36,509	1,108,048
NIKE, Inc., Class B	92,681	7,334,774
NVR, Inc. *	584	566,468
Polaris Industries, Inc.	7,778	1,038,130
PulteGroup, Inc.	44,118	827,654
PVH Corp.	10,311	1,380,849
Ralph Lauren Corp.	7,393	1,295,475
Toll Brothers, Inc. *	19,101	651,344
Tupperware Brands Corp.	5,970	545,300
Under Armour, Inc., Class A *	9,624	776,657
VF Corp.	10,874	2,550,823
Whirlpool Corp.	9,786	1,494,909

		33,801,369

Consumer Services 2.0%
Burger King Worldwide, Inc.	6,627	140,426
Carnival Corp.	54,136	1,954,851
Chipotle Mexican Grill, Inc. *	3,758	1,968,666
Darden Restaurants, Inc.	15,812	843,254
Dunkin’ Brands Group, Inc.	13,091	641,197
H&R Block, Inc.	33,384	931,080
Hyatt Hotels Corp., Class A *	7,587	366,983
International Game Technology	32,254	564,122
Las Vegas Sands Corp.	47,970	3,438,490
Marriott International, Inc., Class A	28,150	1,323,613
McDonald’s Corp.	125,071	12,178,163
MGM Resorts International *	41,265	791,875
Norwegian Cruise Line Holdings Ltd. *	5,750	196,075
Panera Bread Co., Class A *	3,548	627,606
Penn National Gaming, Inc. *	8,377	120,964
Royal Caribbean Cruises Ltd.	20,082	884,612
Starbucks Corp.	93,324	7,602,173
Starwood Hotels & Resorts Worldwide, Inc.	24,006	1,787,967
Wyndham Worldwide Corp.	16,480	1,181,781
Wynn Resorts Ltd.	10,118	1,678,273
Yum! Brands, Inc.	55,333	4,298,267

		43,520,438

Diversified Financials 8.0%
Affiliated Managers Group, Inc. *	6,619	1,325,455
American Express Co.	116,249	9,974,164
Ameriprise Financial, Inc.	24,382	2,639,351
Bank of America Corp.	1,339,672	21,193,611
Berkshire Hathaway, Inc., Class B *	224,025	26,105,633
BlackRock, Inc.	15,654	4,739,248
Capital One Financial Corp.	72,501	5,193,247
Citigroup, Inc.	379,148	20,064,512
CME Group, Inc.	38,959	3,192,690
Discover Financial Services	59,937	3,194,642
Eaton Vance Corp.	15,424	644,877
Franklin Resources, Inc.	50,202	2,780,689
ING US, Inc.	13,604	475,324
IntercontinentalExchange Group, Inc. *	14,161	3,020,440
Invesco Ltd.	54,112	1,885,803
JPMorgan Chase & Co.	468,657	26,816,554
Legg Mason, Inc.	12,584	492,160
Leucadia National Corp.	38,762	1,110,919
LPL Financial Holdings, Inc.	9,948	426,471
McGraw Hill Financial, Inc.	35,150	2,618,675
Moody’s Corp.	24,455	1,825,077
Morgan Stanley	172,662	5,404,321
MSCI, Inc. *	15,876	704,736
Northern Trust Corp.	27,956	1,649,124

2

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Raymond James Financial, Inc.	15,170	730,891
SEI Investments Co.	18,082	607,194
SLM Corp.	53,847	1,435,023
State Street Corp.	55,304	4,015,623
T. Rowe Price Group, Inc.	33,118	2,664,674
TD Ameritrade Holding Corp.	29,274	842,506
The Bank of New York Mellon Corp.	142,336	4,796,723
The Charles Schwab Corp. (b)	143,373	3,509,771
The Goldman Sachs Group, Inc.	52,351	8,844,178
The NASDAQ OMX Group, Inc.	16,088	632,097

		175,556,403

Energy 9.9%
Anadarko Petroleum Corp.	63,168	5,610,582
Apache Corp.	49,984	4,573,036
Baker Hughes, Inc.	54,577	3,108,706
Cabot Oil & Gas Corp.	53,289	1,835,806
Cameron International Corp. *	30,826	1,707,452
Cheniere Energy, Inc. *	27,453	1,086,864
Chesapeake Energy Corp.	62,281	1,673,490
Chevron Corp.	240,899	29,495,674
Cimarex Energy Co.	10,683	1,010,398
Cobalt International Energy, Inc. *	36,627	814,218
Concho Resources, Inc. *	12,832	1,333,630
ConocoPhillips	153,063	11,142,986
CONSOL Energy, Inc.	27,737	986,882
Continental Resources, Inc. *	5,284	568,083
Core Laboratories N.V.	5,554	1,011,606
CVR Energy, Inc.	1,577	62,260
Denbury Resources, Inc. *	45,581	760,291
Devon Energy Corp.	47,539	2,881,814
Diamond Offshore Drilling, Inc.	8,492	509,945
Dresser-Rand Group, Inc. *	9,334	526,811
Ensco plc, Class A	28,696	1,695,360
EOG Resources, Inc.	34,031	5,615,115
EQT Corp.	18,432	1,568,747
Exxon Mobil Corp.	548,647	51,287,522
FMC Technologies, Inc. *	29,696	1,428,378
Halliburton Co.	104,823	5,522,076
Helmerich & Payne, Inc.	13,120	1,010,240
Hess Corp.	35,685	2,895,124
HollyFrontier Corp.	26,007	1,247,816
Kinder Morgan, Inc.	83,428	2,965,031
Marathon Oil Corp.	87,499	3,153,464
Marathon Petroleum Corp.	38,739	3,205,265
Murphy Oil Corp.	21,762	1,413,007
Nabors Industries Ltd.	32,166	532,347
National Oilwell Varco, Inc.	53,957	4,397,495
Noble Corp. plc	31,004	1,181,872
Noble Energy, Inc.	44,291	3,111,000
Oasis Petroleum, Inc. *	10,940	504,662
Occidental Petroleum Corp.	100,906	9,582,034
Oceaneering International, Inc.	13,313	1,027,630
Oil States International, Inc. *	6,776	693,524
Peabody Energy Corp.	33,125	602,875
Phillips 66	75,676	5,267,806
Pioneer Natural Resources Co.	17,104	3,040,236
QEP Resources, Inc.	21,605	691,792
Range Resources Corp.	20,480	1,590,272
Rowan Cos. plc, Class A *	16,554	573,099
Schlumberger Ltd.	165,198	14,606,807
SM Energy Co.	8,192	722,043
Southwestern Energy Co. *	43,016	1,662,999
Spectra Energy Corp.	82,583	2,770,660
Superior Energy Services, Inc. *	19,456	495,739
Tesoro Corp.	17,885	1,048,598
The Williams Cos., Inc.	84,411	2,972,955
Transocean Ltd.	42,014	2,116,665
Valero Energy Corp.	67,027	3,064,474
Weatherford International Ltd. *	96,015	1,503,595
Whiting Petroleum Corp. *	14,514	876,646

		218,345,504

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	54,067	6,781,624
CVS Caremark Corp.	153,696	10,291,484
Safeway, Inc.	31,111	1,087,952
Sprouts Farmers Market, Inc. *	2,288	86,578
Sysco Corp.	74,132	2,493,059
The Kroger Co.	63,823	2,664,610
Wal-Mart Stores, Inc.	203,212	16,462,204
Walgreen Co.	107,780	6,380,576
Whole Foods Market, Inc.	46,171	2,613,279

		48,861,366

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	250,885	9,277,727
Archer-Daniels-Midland Co.	82,450	3,318,612
Beam, Inc.	20,360	1,374,911
Brown-Forman Corp., Class B	20,081	1,506,477
Bunge Ltd.	18,302	1,466,356
Campbell Soup Co.	21,931	849,388
Coca-Cola Enterprises, Inc.	30,823	1,292,717
ConAgra Foods, Inc.	52,636	1,736,462
Constellation Brands, Inc., Class A *	20,552	1,447,066
Dr. Pepper Snapple Group, Inc.	24,790	1,196,365
Flowers Foods, Inc.	23,013	500,072
General Mills, Inc.	79,242	3,996,174
Green Mountain Coffee Roasters, Inc. *(a)	16,176	1,089,939
Hillshire Brands Co.	15,791	527,735
Hormel Foods Corp.	17,422	784,338
Ingredion, Inc.	9,901	684,753
Kellogg Co.	32,102	1,946,665
Kraft Foods Group, Inc.	75,290	3,999,405
Lorillard, Inc.	46,342	2,378,735
McCormick & Co., Inc. Non Voting Shares	16,384	1,130,496
Mead Johnson Nutrition Co.	24,922	2,106,158
Molson Coors Brewing Co., Class B	19,456	1,024,748
Mondelez International, Inc., Class A	220,756	7,401,949
Monster Beverage Corp. *	16,776	992,804
PepsiCo, Inc.	192,430	16,252,638
Philip Morris International, Inc.	201,921	17,272,322
Reynolds American, Inc.	39,291	1,982,231
The Coca-Cola Co.	475,453	19,108,456
The Hershey Co.	19,176	1,857,963
The J.M. Smucker Co.	12,967	1,351,680
Tyson Foods, Inc., Class A	33,577	1,064,055

		110,919,397

 3

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.3%
Abbott Laboratories	194,702	7,435,669
Aetna, Inc.	46,139	3,180,361
AmerisourceBergen Corp.	28,297	1,995,787
Baxter International, Inc.	67,481	4,619,074
Becton Dickinson & Co.	24,165	2,624,077
Boston Scientific Corp. *	164,438	1,904,192
C.R. Bard, Inc.	9,804	1,361,580
Cardinal Health, Inc.	42,001	2,713,265
CareFusion Corp. *	26,410	1,052,439
Cerner Corp. *	36,959	2,124,034
Cigna Corp.	35,076	3,067,396
Community Health Systems, Inc.	12,409	511,871
Covidien plc	56,978	3,889,318
DaVita HealthCare Partners, Inc. *	21,843	1,300,751
DENTSPLY International, Inc.	18,452	877,577
Edwards Lifesciences Corp. *	13,683	896,647
Envision Healthcare Holdings, Inc. *	5,161	152,869
Express Scripts Holding Co. *	102,225	6,884,854
HCA Holdings, Inc.	38,050	1,766,281
Henry Schein, Inc. *	10,666	1,215,924
Hologic, Inc. *	34,904	781,501
Humana, Inc.	19,065	1,982,569
IDEXX Laboratories, Inc. *	6,434	670,165
Intuitive Surgical, Inc. *	4,847	1,826,834
Laboratory Corp. of America Holdings *	11,049	1,125,341
McKesson Corp.	28,313	4,696,844
MEDNAX, Inc. *	6,564	727,291
Medtronic, Inc.	123,618	7,085,784
Omnicare, Inc.	12,781	732,096
Patterson Cos., Inc.	10,917	452,946
Quest Diagnostics, Inc.	18,722	1,140,919
ResMed, Inc. (a)	17,242	841,582
Sirona Dental Systems, Inc. *	7,454	512,686
St. Jude Medical, Inc.	35,849	2,094,299
Stryker Corp.	36,504	2,716,628
Tenet Healthcare Corp. *	13,883	599,051
The Cooper Cos., Inc.	5,981	787,937
UnitedHealth Group, Inc.	127,261	9,478,399
Universal Health Services, Inc., Class B	10,623	875,654
Varian Medical Systems, Inc. *	13,354	1,042,280
WellPoint, Inc.	37,863	3,516,715
Zimmer Holdings, Inc.	21,310	1,947,947

		95,209,434

Household & Personal Products 2.2%
Avon Products, Inc.	54,918	979,188
Church & Dwight Co., Inc.	16,910	1,103,378
Colgate-Palmolive Co.	109,674	7,217,646
Coty, Inc., Class A	6,894	113,199
Energizer Holdings, Inc.	7,864	867,792
Herbalife Ltd. (a)	10,466	729,271
Kimberly-Clark Corp.	48,240	5,265,878
The Clorox Co.	15,816	1,473,577
The Estee Lauder Cos., Inc., Class A	31,610	2,369,486
The Procter & Gamble Co.	340,880	28,708,914

		48,828,329

Insurance 3.3%
ACE Ltd.	42,418	4,359,722
Aflac, Inc.	58,148	3,859,283
Alleghany Corp. *	2,147	846,133
American Financial Group, Inc.	8,615	496,741
American International Group, Inc.	183,738	9,140,965
Aon plc	39,009	3,184,695
Arch Capital Group Ltd. *	14,543	855,565
Arthur J. Gallagher & Co.	16,276	757,485
Axis Capital Holdings Ltd.	12,448	611,570
Brown & Brown, Inc.	15,697	496,339
Cincinnati Financial Corp.	19,639	1,029,280
CNA Financial Corp.	4,268	177,207
Erie Indemnity Co., Class A	3,923	286,340
Everest Re Group Ltd.	5,929	929,845
Fidelity National Financial, Inc., Class A	30,431	884,629
Genworth Financial, Inc., Class A *	63,998	967,010
Hartford Financial Services Group, Inc.	56,448	2,011,242
HCC Insurance Holdings, Inc.	13,022	598,752
Lincoln National Corp.	34,248	1,757,950
Loews Corp.	37,432	1,772,405
Markel Corp. *	1,787	995,859
Marsh & McLennan Cos., Inc.	68,915	3,270,017
MetLife, Inc.	138,801	7,244,024
PartnerRe Ltd.	6,395	658,045
Principal Financial Group, Inc.	35,377	1,791,138
Prudential Financial, Inc.	58,061	5,153,494
Reinsurance Group of America, Inc.	8,524	639,130
RenaissanceRe Holdings Ltd.	6,274	594,148
The Allstate Corp.	57,073	3,097,352
The Chubb Corp.	31,595	3,047,338
The Progressive Corp.	69,829	1,950,324
The Travelers Cos., Inc.	46,168	4,189,284
Torchmark Corp.	10,903	828,628
Unum Group	34,883	1,171,022
Validus Holdings Ltd.	13,618	545,401
W.R. Berkley Corp.	13,596	595,369
White Mountains Insurance Group Ltd.	763	459,959
Willis Group Holdings plc	22,236	995,728
XL Group plc	35,460	1,134,365

		73,383,783

Materials 3.5%
Air Products & Chemicals, Inc.	26,338	2,866,365
Airgas, Inc.	8,007	869,800
Albemarle Corp.	10,013	687,993
Alcoa, Inc.	132,096	1,269,443
Ashland, Inc.	8,857	806,696
Avery Dennison Corp.	12,024	587,974
Ball Corp.	17,857	892,493
Bemis Co., Inc.	13,312	519,567
Celanese Corp., Series A	19,466	1,092,627
CF Industries Holdings, Inc.	7,015	1,524,921
Crown Holdings, Inc. *	17,428	769,272
E.I. du Pont de Nemours & Co.	114,766	7,044,337
Eastman Chemical Co.	19,748	1,521,188
Ecolab, Inc.	33,551	3,595,661

4

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Corp.	16,763	1,221,352
Freeport-McMoRan Copper & Gold, Inc.	128,519	4,458,324
Huntsman Corp.	23,622	541,653
International Flavors & Fragrances, Inc.	10,240	904,704
International Paper Co.	55,485	2,588,375
LyondellBasell Industries N.V., Class A	55,506	4,283,953
Martin Marietta Materials, Inc.	5,827	562,655
MeadWestvaco Corp.	21,658	760,412
Monsanto Co.	66,174	7,499,499
Newmont Mining Corp.	61,498	1,526,995
Nucor Corp.	39,186	2,000,837
Owens-Illinois, Inc. *	21,884	722,172
Packaging Corp. of America	11,871	727,218
PPG Industries, Inc.	18,047	3,321,731
Praxair, Inc.	36,475	4,605,334
Reliance Steel & Aluminum Co.	9,761	717,726
Rock-Tenn Co., Class A	8,778	828,819
Rockwood Holdings, Inc.	9,474	648,590
Royal Gold, Inc.	7,610	343,135
RPM International, Inc.	16,057	635,857
Sealed Air Corp.	24,611	790,259
Sigma-Aldrich Corp.	14,650	1,263,416
The Dow Chemical Co.	151,698	5,925,324
The Mosaic Co.	42,194	2,021,093
The Sherwin-Williams Co.	10,767	1,970,684
The Valspar Corp.	10,282	726,012
Valhi, Inc.	2,384	36,451
Vulcan Materials Co.	15,722	886,249
W.R. Grace & Co. *	9,473	909,692
Westlake Chemical Corp.	2,264	254,881

		77,731,739

Media 3.8%
AMC Networks, Inc., Class A *	7,880	505,817
Cablevision Systems Corp., Class A	28,560	478,951
CBS Corp., Class B Non Voting Shares	69,740	4,083,974
Charter Communications, Inc., Class A *	8,343	1,127,139
Comcast Corp., Class A	326,470	16,281,059
DIRECTV *	63,249	4,181,391
Discovery Communications, Inc., Class A *	28,541	2,490,773
DISH Network Corp., Class A	26,004	1,408,377
Gannett Co., Inc.	29,325	793,535
Lamar Advertising Co., Class A *	7,995	399,110
Liberty Global plc, Class A *	46,523	3,992,139
Liberty Media Corp. *	13,071	2,005,876
News Corp., Class A *	61,627	1,106,821
Omnicom Group, Inc.	32,913	2,351,634
Scripps Networks Interactive, Inc., Class A	13,534	1,009,501
Sirius XM Holdings, Inc.	407,713	1,537,078
The Interpublic Group of Cos., Inc.	52,271	909,515
The Madison Square Garden Co., Class A *	8,245	464,688
The Walt Disney Co.	207,562	14,641,424
Time Warner Cable, Inc.	35,381	4,890,362
Time Warner, Inc.	114,050	7,494,226
Twenty-First Century Fox, Inc.	248,255	8,314,060
Viacom, Inc., Class B	53,766	4,310,420

		84,777,870

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	198,690	9,626,530
Actavis plc *	21,399	3,489,535
Agilent Technologies, Inc.	41,020	2,197,441
Alexion Pharmaceuticals, Inc. *	24,094	2,999,703
Allergan, Inc.	36,577	3,549,798
Amgen, Inc.	94,315	10,759,455
Biogen Idec, Inc. *	29,477	8,576,923
BioMarin Pharmaceutical, Inc. *	17,055	1,200,331
Bristol-Myers Squibb Co.	206,063	10,587,517
Celgene Corp. *	51,581	8,344,258
Covance, Inc. *	7,168	604,836
Eli Lilly & Co.	122,704	6,162,195
Endo Health Solutions, Inc. *	13,700	920,503
Forest Laboratories, Inc. *	28,864	1,481,012
Gilead Sciences, Inc. *	191,263	14,308,385
Hospira, Inc. *	21,567	847,799
Illumina, Inc. *	15,376	1,506,848
Incyte Corp., Ltd. *	19,163	892,996
Johnson & Johnson	350,676	33,194,990
Life Technologies Corp. *	21,594	1,634,666
Medivation, Inc. *	8,880	559,529
Merck & Co., Inc.	365,159	18,195,873
Mettler-Toledo International, Inc. *	3,682	907,871
Mylan, Inc. *	47,219	2,083,774
PerkinElmer, Inc.	14,340	545,494
Perrigo Co.	11,631	1,813,157
Pfizer, Inc.	824,415	26,158,688
Pharmacyclics, Inc. *	8,242	1,026,294
Quintiles Transnational Holdings, Inc. *	2,670	115,317
Regeneron Pharmaceuticals, Inc. *	9,630	2,829,872
Seattle Genetics, Inc. *	13,704	563,097
Thermo Fisher Scientific, Inc.	44,641	4,502,045
Vertex Pharmaceuticals, Inc. *	28,908	2,006,793
Waters Corp. *	10,591	1,054,122
Zoetis, Inc.	61,563	1,917,687

		187,165,334

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	8,798	556,562
American Campus Communities, Inc.	12,668	410,823
American Capital Agency Corp.	48,424	986,881
American Tower Corp.	49,152	3,822,551
Annaly Capital Management, Inc.	117,189	1,190,640
Apartment Investment & Management Co., Class A	17,842	448,013
AvalonBay Communities, Inc.	14,929	1,769,982
Boston Properties, Inc.	19,011	1,891,404
BRE Properties, Inc.	9,237	473,212
Camden Property Trust	10,240	593,101
CBRE Group, Inc., Class A *	34,335	832,280
Cole Real Estate Investment, Inc.	51,597	738,353
Corrections Corp. of America	13,687	456,461

 5

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DDR Corp.	38,517	615,887
Digital Realty Trust, Inc. (a)	15,539	734,062
Duke Realty Corp.	39,516	599,853
Equity Residential	41,492	2,138,498
Essex Property Trust, Inc.	5,026	762,997
Extra Space Storage, Inc.	13,600	570,112
Federal Realty Investment Trust	8,192	848,036
Gaming & Leisure Properties, Inc. *	8,377	386,347
General Growth Properties, Inc.	68,644	1,424,363
HCP, Inc.	56,790	2,088,168
Health Care REIT, Inc.	35,492	1,987,197
Host Hotels & Resorts, Inc.	92,311	1,699,446
Jones Lang LaSalle, Inc.	5,310	518,893
Kilroy Realty Corp.	10,051	506,068
Kimco Realty Corp.	50,219	1,035,516
Liberty Property Trust	17,678	572,590
National Retail Properties, Inc.	15,499	492,093
Plum Creek Timber Co., Inc.	22,795	997,053
Prologis, Inc.	61,165	2,319,989
Public Storage	18,193	2,778,071
Rayonier, Inc.	15,360	677,530
Realogy Holdings Corp. *	18,032	854,537
Realty Income Corp.	23,901	910,867
Regency Centers Corp.	11,264	527,606
Senior Housing Properties Trust	23,076	522,671
Simon Property Group, Inc.	38,408	5,755,439
SL Green Realty Corp.	11,924	1,078,764
Taubman Centers, Inc.	7,682	502,249
The Macerich Co.	17,537	998,557
UDR, Inc.	30,894	718,903
Ventas, Inc.	36,100	2,051,563
Vornado Realty Trust	21,559	1,895,683
Weingarten Realty Investors	13,668	390,085
Weyerhaeuser Co.	72,355	2,180,056
WP Carey, Inc.	6,783	425,769

		56,735,781

Retailing 4.7%
Abercrombie & Fitch Co., Class A	9,009	308,829
Advance Auto Parts, Inc.	9,233	932,625
Amazon.com, Inc. *	46,172	18,174,223
AutoNation, Inc. *	7,889	386,877
AutoZone, Inc. *	4,375	2,019,500
Bed Bath & Beyond, Inc. *	27,541	2,149,024
Best Buy Co., Inc.	33,963	1,377,200
CarMax, Inc. *	28,103	1,414,986
Dick’s Sporting Goods, Inc.	12,573	710,626
Dillard’s, Inc., Class A	2,859	261,598
Dollar General Corp. *	36,515	2,079,164
Dollar Tree, Inc. *	27,719	1,542,562
Expedia, Inc.	13,315	848,032
Family Dollar Stores, Inc.	11,648	812,681
Foot Locker, Inc.	18,066	702,587
GameStop Corp., Class A	14,438	696,633
Genuine Parts Co.	18,910	1,566,504
Groupon, Inc. *	45,974	416,065
Kohl’s Corp.	24,913	1,377,191
L Brands, Inc.	30,148	1,959,318
Liberty Interactive Corp., Class A *	59,969	1,683,930
LKQ Corp. *	36,864	1,222,042
Lowe’s Cos., Inc.	130,396	6,191,202
Macy’s, Inc.	46,489	2,476,004
Netflix, Inc. *	7,272	2,660,098
Nordstrom, Inc.	18,091	1,125,441
O’Reilly Automotive, Inc. *	13,447	1,680,337
PetSmart, Inc.	12,685	940,085
Priceline.com, Inc. *	6,438	7,676,221
Ross Stores, Inc.	26,849	2,052,875
Sally Beauty Holdings, Inc. *	18,958	533,478
Sears Holdings Corp. *(a)	5,379	341,728
Signet Jewelers Ltd.	10,273	789,377
Staples, Inc.	80,395	1,248,534
Target Corp.	78,223	5,000,796
The Gap, Inc.	34,167	1,399,822
The Home Depot, Inc.	178,968	14,437,349
Tiffany & Co.	13,616	1,213,730
TJX Cos., Inc.	89,968	5,657,188
Tractor Supply Co.	17,573	1,286,519
TripAdvisor, Inc. *	14,035	1,239,571
Ulta Salon, Cosmetics & Fragrance, Inc. *	7,837	994,829
Urban Outfitters, Inc. *	13,399	522,829
Williams-Sonoma, Inc.	11,307	668,470

		102,778,680

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	40,038	1,291,225
Analog Devices, Inc.	37,933	1,829,129
Applied Materials, Inc.	148,560	2,570,088
Avago Technologies Ltd.	30,600	1,368,738
Broadcom Corp., Class A	68,678	1,833,016
Cree, Inc. *	15,769	879,910
Freescale Semiconductor Ltd. *	6,234	90,767
Intel Corp.	621,619	14,819,397
KLA-Tencor Corp.	20,517	1,310,421
Lam Research Corp. *	20,593	1,073,101
Linear Technology Corp.	28,130	1,196,931
LSI Corp.	70,696	570,517
Marvell Technology Group Ltd.	55,942	796,055
Maxim Integrated Products, Inc.	36,164	1,029,951
Microchip Technology, Inc.	26,163	1,132,596
Micron Technology, Inc. *	132,881	2,803,789
NVIDIA Corp.	75,776	1,182,106
Skyworks Solutions, Inc. *	24,576	653,476
Texas Instruments, Inc.	136,679	5,877,197
Xilinx, Inc.	32,812	1,457,837

		43,766,247

Software & Services 9.9%
Accenture plc, Class A	79,906	6,190,318
Activision Blizzard, Inc.	51,553	887,227
Adobe Systems, Inc. *	57,879	3,286,370
Akamai Technologies, Inc. *	21,657	968,501
Alliance Data Systems Corp. *	6,144	1,488,445
Amdocs Ltd.	19,824	802,079
ANSYS, Inc. *	11,274	965,844
Autodesk, Inc. *	27,648	1,251,072
Automatic Data Processing, Inc.	59,776	4,783,276
CA, Inc.	40,615	1,340,295
Cadence Design Systems, Inc. *	34,837	461,590
Citrix Systems, Inc. *	22,916	1,359,377

6

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cognizant Technology Solutions Corp., Class A *	37,502	3,521,063
Computer Sciences Corp.	18,072	950,949
Concur Technologies, Inc. *	5,771	560,306
eBay, Inc. *	144,526	7,301,453
Electronic Arts, Inc. *	37,444	830,508
Equinix, Inc. *	6,144	987,341
Facebook, Inc., Class A *	203,853	9,583,130
FactSet Research Systems, Inc. (a)	5,190	586,470
Fidelity National Information Services, Inc.	36,196	1,834,413
Fiserv, Inc. *	16,047	1,763,405
FleetCor Technologies, Inc. *	8,951	1,090,053
Gartner, Inc. *	11,402	737,139
Genpact Ltd. *	13,898	248,774
Global Payments, Inc.	9,596	605,028
Google, Inc., Class A *	34,868	36,945,784
IAC/InterActiveCorp	9,616	550,131
Informatica Corp. *	14,439	560,378
International Business Machines Corp.	128,258	23,045,397
Intuit, Inc.	36,720	2,725,726
Jack Henry & Associates, Inc.	10,528	597,675
Leidos Holdings, Inc.	8,695	422,838
LinkedIn Corp., Class A *	12,026	2,694,185
Mastercard, Inc., Class A	12,948	9,850,968
MICROS Systems, Inc. *	9,638	517,753
Microsoft Corp.	945,648	36,057,558
NetSuite, Inc. *	3,682	353,767
Nuance Communications, Inc. *	31,818	430,179
Oracle Corp.	445,334	15,715,837
Paychex, Inc.	39,936	1,746,401
Rackspace Hosting, Inc. *	14,115	539,334
Red Hat, Inc. *	23,594	1,105,379
Salesforce.com, Inc. *	67,952	3,539,620
Science Applications International Corp.	4,916	181,155
ServiceNow, Inc. *	12,341	655,430
Solera Holdings, Inc.	8,239	549,953
Symantec Corp.	87,066	1,958,114
Synopsys, Inc. *	19,648	719,706
Teradata Corp. *	20,154	919,829
The Western Union Co.	68,986	1,149,997
TIBCO Software, Inc. *	18,616	449,949
Total System Services, Inc.	21,226	659,067
Vantiv, Inc., Class A *	14,171	429,381
VeriSign, Inc. *	16,712	950,244
Visa, Inc., Class A	64,512	13,125,611
VMware, Inc., Class A *	10,458	843,229
Workday, Inc., Class A *	3,783	311,530
Yahoo! Inc. *	117,587	4,348,367

		219,034,898

Technology Hardware & Equipment 6.0%
3D Systems Corp. *(a)	11,433	859,304
Amphenol Corp., Class A	19,526	1,659,710
Apple, Inc.	113,087	62,884,288
Arrow Electronics, Inc. *	12,394	636,308
Avnet, Inc.	17,408	694,579
Cisco Systems, Inc.	669,534	14,227,598
Corning, Inc.	181,025	3,091,907
EMC Corp.	257,947	6,152,036
F5 Networks, Inc. *	9,458	778,015
FLIR Systems, Inc.	18,095	536,879
Harris Corp.	13,173	849,790
Hewlett-Packard Co.	238,938	6,534,954
Jabil Circuit, Inc.	23,552	477,399
Juniper Networks, Inc. *	62,482	1,266,510
Molex, Inc.	16,534	638,874
Motorola Solutions, Inc.	29,292	1,929,757
National Instruments Corp.	11,603	362,710
NCR Corp. *	20,624	720,809
NetApp, Inc.	42,164	1,739,265
QUALCOMM, Inc.	214,244	15,764,074
SanDisk Corp.	29,696	2,023,783
Seagate Technology plc	40,355	1,979,009
TE Connectivity Ltd.	52,088	2,746,079
Trimble Navigation Ltd. *	31,646	1,009,507
Western Digital Corp.	26,235	1,968,674
Xerox Corp.	143,663	1,634,885

		133,166,703

Telecommunication Services 2.4%
AT&T, Inc.	661,609	23,295,253
CenturyLink, Inc.	74,419	2,284,663
Crown Castle International Corp. *	40,910	3,036,749
Frontier Communications Corp. (a)	116,868	546,942
Level 3 Communications, Inc. *	21,067	640,858
SBA Communications Corp., Class A *	15,480	1,318,432
Sprint Corp. *	103,640	869,540
T-Mobile US, Inc. *	31,571	821,162
tw telecom, Inc. *	17,170	486,254
Verizon Communications, Inc.	357,356	17,732,005
Windstream Holdings, Inc. (a)	76,839	620,091

		51,651,949

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	19,722	1,156,301
CSX Corp.	125,565	3,424,158
Delta Air Lines, Inc.	107,040	3,102,019
Expeditors International of Washington, Inc.	25,996	1,129,266
FedEx Corp.	36,754	5,097,780
Genesee & Wyoming, Inc., Class A *	6,334	609,331
Hertz Global Holdings, Inc. *	55,839	1,354,654
J.B. Hunt Transport Services, Inc.	11,389	856,339
Kansas City Southern	13,473	1,630,502
Kirby Corp. *	7,295	689,013
Norfolk Southern Corp.	38,387	3,366,156
Southwest Airlines Co.	87,534	1,627,257
Union Pacific Corp.	58,134	9,420,033
United Continental Holdings, Inc. *	44,115	1,731,514
United Parcel Service, Inc., Class B	90,541	9,269,588

		44,463,911

Utilities 3.1%
AES Corp.	76,285	1,111,472
AGL Resources, Inc.	15,261	710,247
Alliant Energy Corp.	14,389	741,033

 7

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Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ameren Corp.	30,985	1,110,812
American Electric Power Co., Inc.	60,416	2,843,177
American Water Works Co., Inc.	22,017	932,420
Aqua America, Inc.	21,732	523,089
Calpine Corp. *	45,158	853,938
CenterPoint Energy, Inc.	54,480	1,276,466
CMS Energy Corp.	33,892	899,494
Consolidated Edison, Inc.	36,045	1,990,044
Dominion Resources, Inc.	71,680	4,652,749
DTE Energy Co.	21,680	1,446,923
Duke Energy Corp.	87,811	6,143,258
Edison International	40,156	1,855,609
Entergy Corp.	23,085	1,428,731
Exelon Corp.	108,702	2,925,171
FirstEnergy Corp.	51,584	1,683,186
Integrys Energy Group, Inc.	10,053	540,248
ITC Holdings Corp.	6,198	560,795
MDU Resources Group, Inc.	23,033	683,389
National Fuel Gas Co.	10,282	693,829
NextEra Energy, Inc.	53,562	4,530,810
NiSource, Inc.	39,636	1,253,290
Northeast Utilities	38,988	1,601,627
NRG Energy, Inc.	39,978	1,057,818
NV Energy, Inc.	30,509	721,538
OGE Energy Corp.	24,600	846,732
ONEOK, Inc.	25,918	1,505,058
Pepco Holdings, Inc.	30,775	587,187
PG&E Corp.	55,435	2,237,911
Pinnacle West Capital Corp.	13,522	721,534
PPL Corp.	78,290	2,404,286
Public Service Enterprise Group, Inc.	62,720	2,050,317
Questar Corp.	21,605	486,545
SCANA Corp.	17,935	845,994
Sempra Energy	28,303	2,503,117
TECO Energy, Inc.	24,623	419,576
The Southern Co.	110,085	4,472,753
UGI Corp.	15,754	634,256
Westar Energy, Inc.	15,444	484,324
Wisconsin Energy Corp.	27,484	1,148,007
Xcel Energy, Inc.	61,681	1,728,302

		67,847,062

Total Common Stock
(Cost $1,761,001,443)		2,203,507,629

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 1000 ETF (a)	7,000	706,650

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	283,558	283,558

Total Other Investment Companies
(Cost $927,709)		990,208

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	3,840,583	3,840,583

Total Collateral Invested for Securities on Loan
(Cost $3,840,583)		3,840,583

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $1,762,556,694 and the unrealized appreciation and depreciation were $457,203,434 and ($15,262,291), respectively, with a net unrealized appreciation of $441,941,143.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,635,659.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

8

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

 9

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,203,507,629	$—	$—	$2,203,507,629
Other Investment Companies[1]	990,208	—	—	990,208

Total	$2,204,497,837	$—	$—	$2,204,497,837

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,840,583	$—	$—	$3,840,583

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG54092NOV13

10

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	801,687,106	1,044,317,826
0.0%		Other Investment Companies	265,898	267,411

99.9%		Total Investments	801,953,004	1,044,585,237
0.4%		Collateral Invested for Securities on Loan	3,771,160	3,771,160
(0	.3)%	Other Assets and Liabilities, Net		(2,681,529)

100.0%		Net Assets		1,045,674,868

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.3%
BorgWarner, Inc.	13,650	1,462,870
Tesla Motors, Inc. *(a)	9,706	1,235,380

		2,698,250

Banks 0.2%
CIT Group, Inc.	24,026	1,212,833
Ocwen Financial Corp. *	13,938	789,727

		2,002,560

Capital Goods 6.6%
AGCO Corp.	11,295	658,273
AMETEK, Inc.	29,169	1,435,698
B/E Aerospace, Inc. *	11,741	1,021,467
Caterpillar, Inc.	76,434	6,466,316
Chicago Bridge & Iron Co. N.V.	12,825	983,421
Colfax Corp. *	10,572	614,022
Cummins, Inc.	20,829	2,756,926
Danaher Corp.	71,508	5,348,798
Deere & Co.	45,741	3,853,222
Donaldson Co., Inc.	16,156	674,190
Dover Corp.	20,399	1,851,005
Fastenal Co.	32,651	1,519,251
Flowserve Corp.	16,637	1,187,549
Fluor Corp.	19,483	1,515,972
Fortune Brands Home & Security, Inc.	19,809	863,672
Illinois Tool Works, Inc.	49,256	3,919,793
Jacobs Engineering Group, Inc. *	15,708	938,867
Joy Global, Inc.	12,672	716,728
Lincoln Electric Holdings, Inc.	10,243	732,170
MSC Industrial Direct Co., Inc., Class A	5,753	442,118
Nordson Corp.	7,207	519,769
PACCAR, Inc.	42,300	2,424,213
Pall Corp.	13,360	1,118,232
Pentair Ltd. - Reg’d	23,796	1,682,853
Precision Castparts Corp.	17,369	4,489,018
Quanta Services, Inc. *	25,552	756,595
Roper Industries, Inc.	11,855	1,537,594
Sensata Technologies Holding N.V. *	15,269	595,186
SPX Corp.	5,392	510,299
Stanley Black & Decker, Inc.	19,120	1,556,177
The Boeing Co.	83,376	11,193,228
TransDigm Group, Inc.	5,886	921,277
United Rentals, Inc. *	11,130	764,965
Valmont Industries, Inc.	3,171	458,875
W.W. Grainger, Inc.	7,370	1,900,870
WABCO Holdings, Inc. *	7,279	644,919
Wabtec Corp.	11,497	793,293

		69,366,821

Commercial & Professional Services 0.9%
Copart, Inc. *	13,339	459,262
Equifax, Inc.	14,474	974,534
IHS, Inc., Class A *	7,358	841,976
Nielsen Holdings N.V.	30,186	1,302,828
Robert Half International, Inc.	16,596	641,103
Rollins, Inc.	7,635	214,773
Stericycle, Inc. *	10,241	1,203,113
The Dun & Bradstreet Corp.	4,749	554,921
Towers Watson & Co., Class A	7,684	865,218
Verisk Analytics, Inc., Class A *	17,882	1,164,297
Waste Connections, Inc.	14,685	645,259

		8,867,284

Consumer Durables & Apparel 2.3%
Carter’s, Inc.	7,044	497,799
Coach, Inc.	33,696	1,950,998
D.R. Horton, Inc.	33,933	674,588
Fossil Group, Inc. *	5,944	756,493
Jarden Corp. *	14,100	792,984
Lululemon Athletica, Inc. *	12,586	877,496
Michael Kors Holdings Ltd. *	21,356	1,741,582
Mohawk Industries, Inc. *	7,267	1,017,525
NIKE, Inc., Class B	89,412	7,076,066
NVR, Inc. *	510	494,690
Polaris Industries, Inc.	7,649	1,020,912
PulteGroup, Inc.	41,772	783,643
PVH Corp.	9,728	1,302,774
Ralph Lauren Corp.	7,230	1,266,913
Toll Brothers, Inc. *	18,156	619,119
Under Armour, Inc., Class A *	9,574	772,622
VF Corp.	10,504	2,464,028

		24,110,232

 1

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.2%
Burger King Worldwide, Inc.	7,307	154,835
Chipotle Mexican Grill, Inc. *	3,659	1,916,804
Dunkin’ Brands Group, Inc.	12,681	621,115
Hyatt Hotels Corp., Class A *	6,767	327,320
Las Vegas Sands Corp.	46,310	3,319,501
Marriott International, Inc., Class A	27,494	1,292,768
Norwegian Cruise Line Holdings Ltd. *	5,576	190,142
Panera Bread Co., Class A *	3,347	592,051
Penn National Gaming, Inc. *	8,041	116,112
Starbucks Corp.	90,439	7,367,161
Starwood Hotels & Resorts Worldwide, Inc.	23,295	1,735,012
Wynn Resorts Ltd.	9,652	1,600,977
Yum! Brands, Inc.	53,317	4,141,664

		23,375,462

Diversified Financials 6.3%
Affiliated Managers Group, Inc. *	6,332	1,267,983
American Express Co.	111,515	9,567,987
Berkshire Hathaway, Inc., Class B *	215,579	25,121,421
BlackRock, Inc.	15,024	4,548,516
Discover Financial Services	57,828	3,082,232
Franklin Resources, Inc.	48,573	2,690,458
IntercontinentalExchange Group, Inc. *	13,717	2,925,699
LPL Financial Holdings, Inc.	9,663	414,253
McGraw Hill Financial, Inc.	32,879	2,449,486
Moody’s Corp.	23,187	1,730,446
MSCI, Inc. *	14,440	640,992
SEI Investments Co.	17,290	580,598
State Street Corp.	53,289	3,869,314
T. Rowe Price Group, Inc.	31,071	2,499,973
TD Ameritrade Holding Corp.	28,257	813,236
The Charles Schwab Corp. (b)	138,243	3,384,189

		65,586,783

Energy 7.9%
Anadarko Petroleum Corp.	60,098	5,337,904
Baker Hughes, Inc.	52,929	3,014,836
Cabot Oil & Gas Corp.	50,285	1,732,318
Cameron International Corp. *	29,416	1,629,352
Cheniere Energy, Inc. *	26,538	1,050,639
Concho Resources, Inc. *	12,503	1,299,437
CONSOL Energy, Inc.	27,327	972,295
Continental Resources, Inc. *	5,074	545,506
Core Laboratories N.V.	5,465	995,395
CVR Energy, Inc.	1,633	64,471
Denbury Resources, Inc. *	44,573	743,478
Diamond Offshore Drilling, Inc.	8,141	488,867
Dresser-Rand Group, Inc. *	9,107	513,999
Ensco plc, Class A	27,924	1,649,750
EOG Resources, Inc.	32,535	5,368,275
EQT Corp.	18,002	1,532,150
FMC Technologies, Inc. *	28,289	1,360,701
Halliburton Co.	101,064	5,324,051
Helmerich & Payne, Inc.	12,695	977,515
Hess Corp.	34,562	2,804,015
HollyFrontier Corp.	23,663	1,135,351
Kinder Morgan, Inc.	80,488	2,860,543
Marathon Petroleum Corp.	37,520	3,104,405
National Oilwell Varco, Inc.	51,109	4,165,383
Noble Corp. plc	30,290	1,154,655
Noble Energy, Inc.	42,907	3,013,788
Oasis Petroleum, Inc. *	10,607	489,301
Oceaneering International, Inc.	12,922	997,449
Oil States International, Inc. *	6,557	671,109
Peabody Energy Corp.	31,907	580,707
Pioneer Natural Resources Co.	16,563	2,944,073
Range Resources Corp.	19,523	1,515,961
Rowan Cos. plc, Class A *	14,835	513,588
Schlumberger Ltd.	159,224	14,078,586
SM Energy Co.	8,065	710,849
Southwestern Energy Co. *	41,992	1,623,411
Superior Energy Services, Inc. *	20,474	521,678
Tesoro Corp.	16,144	946,523
Transocean Ltd.	40,479	2,039,332
Weatherford International Ltd. *	91,781	1,437,290
Whiting Petroleum Corp. *	14,267	861,727

		82,770,663

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	52,193	6,546,568
CVS Caremark Corp.	147,666	9,887,715
Wal-Mart Stores, Inc.	195,236	15,816,068
Walgreen Co.	103,911	6,151,531
Whole Foods Market, Inc.	44,529	2,520,342

		40,922,224

Food, Beverage & Tobacco 2.2%
Brown-Forman Corp., Class B	19,424	1,457,188
Flowers Foods, Inc.	20,912	454,418
Green Mountain Coffee Roasters, Inc. *(a)	15,673	1,056,047
Mead Johnson Nutrition Co.	24,190	2,044,297
Monster Beverage Corp. *	16,619	983,512
PepsiCo, Inc.	184,967	15,622,313
The Hershey Co.	17,847	1,729,196

		23,346,971

Health Care Equipment & Services 6.4%
Aetna, Inc.	44,484	3,066,282
AmerisourceBergen Corp.	27,602	1,946,769
Baxter International, Inc.	64,885	4,441,378
Becton Dickinson & Co.	23,215	2,520,917
C.R. Bard, Inc.	9,463	1,314,221
CareFusion Corp. *	25,702	1,024,225
Cerner Corp. *	35,254	2,026,047
Community Health Systems, Inc.	11,296	465,960
Covidien plc	54,984	3,753,208
DaVita HealthCare Partners, Inc. *	21,073	1,254,897
DENTSPLY International, Inc.	16,973	807,236
Edwards Lifesciences Corp. *	13,408	878,626
Envision Healthcare Holdings, Inc. *	4,973	147,300
Express Scripts Holding Co. *	97,309	6,553,761
HCA Holdings, Inc.	35,948	1,668,706
Henry Schein, Inc. *	10,307	1,174,998

2

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hologic, Inc. *	32,318	723,600
IDEXX Laboratories, Inc. *	6,294	655,583
Intuitive Surgical, Inc. *	4,746	1,788,767
Laboratory Corp. of America Holdings *	10,712	1,091,017
McKesson Corp.	27,302	4,529,129
MEDNAX, Inc. *	6,022	667,238
Medtronic, Inc.	119,246	6,835,181
Patterson Cos., Inc.	10,023	415,854
Quest Diagnostics, Inc.	18,287	1,114,410
ResMed, Inc. (a)	16,948	827,232
Sirona Dental Systems, Inc. *	6,655	457,731
Stryker Corp.	35,240	2,622,561
The Cooper Cos., Inc.	6,078	800,716
UnitedHealth Group, Inc.	122,252	9,105,329
Universal Health Services, Inc., Class B	10,660	878,704
Varian Medical Systems, Inc. *	12,862	1,003,879

		66,561,462

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	16,565	1,080,866
Colgate-Palmolive Co.	105,333	6,931,965
Energizer Holdings, Inc.	7,416	818,356
Herbalife Ltd. (a)	10,090	703,071
The Estee Lauder Cos., Inc., Class A	30,544	2,289,578

		11,823,836

Insurance 0.4%
Alleghany Corp. *	2,002	788,988
Erie Indemnity Co., Class A	2,927	213,642
Everest Re Group Ltd.	5,802	909,928
Markel Corp. *	1,653	921,184
PartnerRe Ltd.	6,186	636,539
RenaissanceRe Holdings Ltd.	5,322	503,993
White Mountains Insurance Group Ltd.	649	391,237

		4,365,511

Materials 3.2%
Airgas, Inc.	7,881	856,113
Ball Corp.	17,287	864,004
CF Industries Holdings, Inc.	6,812	1,480,793
Crown Holdings, Inc. *	16,580	731,841
Ecolab, Inc.	32,405	3,472,844
FMC Corp.	16,284	1,186,452
LyondellBasell Industries N.V., Class A	53,555	4,133,375
Monsanto Co.	64,175	7,272,953
PPG Industries, Inc.	17,080	3,143,745
Praxair, Inc.	35,229	4,448,014
Rock-Tenn Co., Class A	8,597	811,729
Royal Gold, Inc.	7,759	349,853
Sigma-Aldrich Corp.	14,360	1,238,406
The Sherwin-Williams Co.	10,432	1,909,369
The Valspar Corp.	9,623	679,480
W.R. Grace & Co. *	9,148	878,482

		33,457,453

Media 4.0%
AMC Networks, Inc., Class A *	7,047	452,347
Charter Communications, Inc., Class A *	8,060	1,088,906
Comcast Corp., Class A	313,735	15,645,964
DIRECTV *	61,038	4,035,222
Discovery Communications, Inc., Class A *	28,004	2,443,909
DISH Network Corp., Class A	25,110	1,359,958
Liberty Global plc, Class A *	44,868	3,850,123
Liberty Media Corp. *	11,825	1,814,665
Scripps Networks Interactive, Inc., Class A	13,055	973,772
Sirius XM Holdings, Inc.	376,694	1,420,136
The Madison Square Garden Co., Class A *	7,113	400,889
Time Warner Cable, Inc.	34,157	4,721,181
Viacom, Inc., Class B	48,304	3,872,532

		42,079,604

Pharmaceuticals, Biotechnology & Life Sciences 10.4%
Actavis plc *	20,692	3,374,244
Agilent Technologies, Inc.	39,554	2,118,908
Alexion Pharmaceuticals, Inc. *	23,363	2,908,694
Allergan, Inc.	35,484	3,443,722
Amgen, Inc.	90,489	10,322,985
Biogen Idec, Inc. *	28,412	8,267,040
BioMarin Pharmaceutical, Inc. *	16,743	1,178,372
Celgene Corp. *	49,453	8,000,012
Covance, Inc. *	6,627	559,186
Endo Health Solutions, Inc. *	13,620	915,128
Forest Laboratories, Inc. *	28,214	1,447,660
Gilead Sciences, Inc. *	183,710	13,743,345
Illumina, Inc. *	14,934	1,463,532
Incyte Corp., Ltd. *	16,437	765,964
Johnson & Johnson	337,491	31,946,898
Life Technologies Corp. *	20,617	1,560,707
Medivation, Inc. *	8,991	566,523
Mettler-Toledo International, Inc. *	3,558	877,296
Perrigo Co.	11,221	1,749,242
Pharmacyclics, Inc. *	7,926	986,946
Regeneron Pharmaceuticals, Inc. *	9,299	2,732,604
Seattle Genetics, Inc. *	13,255	544,648
Thermo Fisher Scientific, Inc.	43,096	4,346,232
Vertex Pharmaceuticals, Inc. *	27,801	1,929,945
Waters Corp. *	10,167	1,011,922
Zoetis, Inc.	59,762	1,861,586

		108,623,341

Real Estate 2.7%
American Campus Communities, Inc.	12,307	399,116
American Tower Corp.	47,191	3,670,044
AvalonBay Communities, Inc.	14,513	1,720,661
Boston Properties, Inc.	18,198	1,810,519
BRE Properties, Inc.	9,087	465,527
CBRE Group, Inc., Class A *	33,145	803,435
Corrections Corp. of America	13,823	460,997
Digital Realty Trust, Inc. (a)	15,336	724,473

 3

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Essex Property Trust, Inc.	4,523	686,637
Extra Space Storage, Inc.	12,651	530,330
Federal Realty Investment Trust	8,201	848,968
Gaming & Leisure Properties, Inc. *	8,041	370,851
Host Hotels & Resorts, Inc.	89,647	1,650,401
Jones Lang LaSalle, Inc.	5,203	508,437
Public Storage	17,254	2,634,686
Realogy Holdings Corp. *	17,509	829,751
Simon Property Group, Inc.	37,084	5,557,037
SL Green Realty Corp.	10,987	993,994
Taubman Centers, Inc.	7,627	498,653
The Macerich Co.	16,781	955,510
Ventas, Inc.	35,052	1,992,005

		28,112,032

Retailing 6.5%
Advance Auto Parts, Inc.	8,603	868,989
Amazon.com, Inc. *	44,367	17,463,739
AutoNation, Inc. *	7,679	376,578
AutoZone, Inc. *	4,209	1,942,874
Bed Bath & Beyond, Inc. *	26,033	2,031,355
CarMax, Inc. *	26,709	1,344,798
Dick’s Sporting Goods, Inc.	12,127	685,418
Dollar General Corp. *	35,584	2,026,153
Dollar Tree, Inc. *	26,647	1,482,906
Family Dollar Stores, Inc.	11,533	804,657
Groupon, Inc. *	44,550	403,178
LKQ Corp. *	35,847	1,188,328
Lowe’s Cos., Inc.	125,712	5,968,806
Netflix, Inc. *	7,010	2,564,258
Nordstrom, Inc.	17,310	1,076,855
O’Reilly Automotive, Inc. *	13,259	1,656,845
PetSmart, Inc.	12,377	917,259
Priceline.com, Inc. *	6,156	7,339,983
Ross Stores, Inc.	25,875	1,978,402
Sally Beauty Holdings, Inc. *	17,650	496,671
Sears Holdings Corp. *(a)	5,215	331,309
Target Corp.	75,433	4,822,432
Tiffany & Co.	13,123	1,169,784
TJX Cos., Inc.	85,479	5,374,920
Tractor Supply Co.	16,680	1,221,143
TripAdvisor, Inc. *	13,326	1,176,952
Ulta Salon, Cosmetics & Fragrance, Inc. *	7,619	967,156
Urban Outfitters, Inc. *	12,879	502,539

		68,184,287

Semiconductors & Semiconductor Equipment 0.7%
Altera Corp.	38,165	1,230,821
Broadcom Corp., Class A	65,759	1,755,108
Cree, Inc. *	14,345	800,451
Freescale Semiconductor Ltd. *	6,435	93,694
NVIDIA Corp.	69,164	1,078,958
Skyworks Solutions, Inc. *	22,256	591,787
Xilinx, Inc.	31,825	1,413,985

		6,964,804

Software & Services 16.9%
Accenture plc, Class A	77,055	5,969,451
Activision Blizzard, Inc.	50,757	873,528
Adobe Systems, Inc. *	55,841	3,170,652
Akamai Technologies, Inc. *	21,298	952,447
Alliance Data Systems Corp. *	5,832	1,412,860
Amdocs Ltd.	19,306	781,121
ANSYS, Inc. *	11,037	945,540
Autodesk, Inc. *	26,646	1,205,731
Automatic Data Processing, Inc.	57,722	4,618,914
Citrix Systems, Inc. *	22,388	1,328,056
Cognizant Technology Solutions Corp., Class A *	36,023	3,382,199
Concur Technologies, Inc. *	5,592	542,927
eBay, Inc. *	139,271	7,035,971
Electronic Arts, Inc. *	36,638	812,631
Equinix, Inc. *	5,882	945,237
Facebook, Inc., Class A *	195,978	9,212,926
FactSet Research Systems, Inc. (a)	4,819	544,547
Fidelity National Information Services, Inc.	34,890	1,768,225
Fiserv, Inc. *	15,894	1,746,592
FleetCor Technologies, Inc. *	8,692	1,058,512
Gartner, Inc. *	11,032	713,219
Genpact Ltd. *	13,433	240,451
Global Payments, Inc.	8,839	557,299
Google, Inc., Class A *	33,480	35,475,073
IAC/InterActiveCorp	9,180	525,188
Informatica Corp. *	12,798	496,690
Intuit, Inc.	35,497	2,634,942
Jack Henry & Associates, Inc.	10,000	567,700
LinkedIn Corp., Class A *	11,384	2,550,358
Mastercard, Inc., Class A	12,460	9,479,693
MICROS Systems, Inc. *	9,826	527,853
Microsoft Corp.	907,835	34,615,749
NetSuite, Inc. *	3,587	344,639
Nuance Communications, Inc. *	31,505	425,948
Oracle Corp.	427,938	15,101,932
Rackspace Hosting, Inc. *	13,590	519,274
Red Hat, Inc. *	22,599	1,058,763
Salesforce.com, Inc. *	65,531	3,413,510
ServiceNow, Inc. *	11,930	633,602
Solera Holdings, Inc.	8,211	548,084
Symantec Corp.	83,500	1,877,915
Synopsys, Inc. *	18,459	676,153
Teradata Corp. *	19,525	891,121
TIBCO Software, Inc. *	18,230	440,619
Vantiv, Inc., Class A *	12,557	380,477
Visa, Inc., Class A	61,930	12,600,278
VMware, Inc., Class A *	10,280	828,876
Workday, Inc., Class A *	3,689	303,789

		176,737,262

Technology Hardware & Equipment 10.0%
3D Systems Corp. *(a)	11,263	846,527
Amphenol Corp., Class A	19,019	1,616,615
Apple, Inc.	108,803	60,502,084
Cisco Systems, Inc.	643,137	13,666,661
EMC Corp.	248,737	5,932,378
F5 Networks, Inc. *	9,331	767,568
FLIR Systems, Inc.	16,680	494,896
Juniper Networks, Inc. *	60,590	1,228,159
National Instruments Corp.	11,634	363,679

4

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NetApp, Inc.	40,622	1,675,658
QUALCOMM, Inc.	205,797	15,142,543
SanDisk Corp.	26,961	1,837,392
Trimble Navigation Ltd. *	30,657	977,958

		105,052,118

Telecommunication Services 0.6%
Crown Castle International Corp. *	39,325	2,919,095
Level 3 Communications, Inc. *	18,965	576,915
SBA Communications Corp., Class A *	15,265	1,300,120
T-Mobile US, Inc. *	29,313	762,431
tw telecom, Inc. *	17,640	499,565

		6,058,126

Transportation 3.8%
C.H. Robinson Worldwide, Inc.	19,045	1,116,608
CSX Corp.	121,786	3,321,104
Delta Air Lines, Inc.	102,538	2,971,551
Expeditors International of Washington, Inc.	24,670	1,071,665
FedEx Corp.	35,521	4,926,763
Genesee & Wyoming, Inc., Class A *	5,076	488,311
Hertz Global Holdings, Inc. *	52,255	1,267,706
J.B. Hunt Transport Services, Inc.	10,914	820,624
Kansas City Southern	13,144	1,590,687
Kirby Corp. *	6,773	639,710
Southwest Airlines Co.	84,411	1,569,201
Union Pacific Corp.	55,445	8,984,308
United Continental Holdings, Inc. *	42,512	1,668,596
United Parcel Service, Inc., Class B	86,877	8,894,467

		39,331,301

Utilities 0.4%
AES Corp.	73,564	1,071,827
Calpine Corp. *	45,335	857,285
ITC Holdings Corp.	6,179	559,076
ONEOK, Inc.	24,647	1,431,251

		3,919,439

Total Common Stock
(Cost $801,687,106)		1,044,317,826

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
iShares Russell 1000 Growth ETF	100	8,389

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	259,022	259,022

Total Other Investment Companies
(Cost $265,898)		267,411

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	3,771,160	3,771,160

Total Collateral Invested for Securities on Loan
(Cost $3,771,160)		3,771,160

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $802,271,885 and the unrealized appreciation and depreciation were $247,902,534 and ($5,589,182), respectively, with a net unrealized appreciation of $242,313,352.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,930,307.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
Reg’d —	Registered

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where

 5

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

6

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,044,317,826	$—	$—	$1,044,317,826
Other Investment Companies[1]	267,411	—	—	267,411

Total	$1,044,585,237	$—	$—	$1,044,585,237

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,771,160	$—	$—	$3,771,160

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG56689NOV13

 7

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	637,380,019	773,251,069
0.1%	Other Investment Companies	1,182,817	1,196,568

99.8%	Total Investments	638,562,836	774,447,637
0.1%	Collateral Invested for Securities on Loan	509,263	509,263
0.1%	Other Assets and Liabilities, Net		922,909

100.0%	Net Assets		775,879,809

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Allison Transmission Holdings, Inc.	4,632	126,083
Autoliv, Inc.	8,198	761,266
Delphi Automotive plc	24,168	1,415,036
Ford Motor Co.	339,503	5,798,711
General Motors Co. *	80,583	3,120,980
Harley-Davidson, Inc.	19,098	1,279,948
Johnson Controls, Inc.	58,576	2,958,674
Lear Corp.	7,940	658,305
TRW Automotive Holdings Corp. *	10,026	778,018

		16,897,021

Banks 5.3%
BB&T Corp.	60,265	2,093,606
BOK Financial Corp.	1,767	111,851
Comerica, Inc.	16,092	729,772
Cullen/Frost Bankers, Inc.	4,488	322,328
Fifth Third Bancorp	75,940	1,543,101
First Republic Bank	10,616	542,478
Hudson City Bancorp, Inc.	40,212	375,580
Huntington Bancshares, Inc.	71,035	652,101
KeyCorp	78,027	994,844
M&T Bank Corp.	11,135	1,284,534
New York Community Bancorp, Inc.	38,148	630,205
People’s United Financial, Inc.	28,463	430,930
Regions Financial Corp.	122,924	1,196,051
SunTrust Banks, Inc.	46,145	1,671,833
The PNC Financial Services Group, Inc.	46,025	3,541,624
U.S. Bancorp	158,443	6,214,134
Wells Fargo & Co.	417,397	18,373,816
Zions Bancorp	15,689	460,158

		41,168,946

Capital Goods 9.6%
3M Co.	55,892	7,462,141
Carlisle Cos., Inc.	5,329	391,735
Eaton Corp. plc	41,234	2,996,062
Emerson Electric Co.	61,768	4,137,838
General Dynamics Corp.	28,457	2,608,369
General Electric Co.	879,529	23,448,243
Honeywell International, Inc.	67,647	5,987,436
Hubbell, Inc., Class B	4,815	519,587
IDEX Corp.	6,971	497,241
Ingersoll-Rand plc	23,174	1,655,087
KBR, Inc.	12,672	428,694
L-3 Communications Holdings, Inc.	7,672	793,745
Lockheed Martin Corp.	23,535	3,334,203
Masco Corp.	31,302	701,791
Northrop Grumman Corp.	19,708	2,220,697
Oshkosh Corp.	7,298	355,778
Owens Corning *	9,468	370,767
Parker Hannifin Corp.	12,774	1,505,288
Raytheon Co.	27,613	2,448,721
Rockwell Automation, Inc.	11,874	1,348,649
Rockwell Collins, Inc.	11,778	856,614
Snap-On, Inc.	4,979	528,521
Textron, Inc.	24,018	798,118
Timken Co.	6,834	353,728
United Technologies Corp.	72,616	8,050,210
Xylem, Inc.	15,833	547,188

		74,346,451

Commercial & Professional Services 0.8%
Cintas Corp.	8,768	486,624
Iron Mountain, Inc.	14,925	419,691
Manpowergroup, Inc.	6,575	525,540
Republic Services, Inc.	23,248	811,588
The ADT Corp.	17,123	694,509
Tyco International Ltd.	39,582	1,509,657
Waste Management, Inc.	37,328	1,705,143

		6,152,752

Consumer Durables & Apparel 0.8%
Garmin Ltd.	10,535	511,580
Hanesbrands, Inc.	8,479	594,378
Hasbro, Inc.	10,363	557,737
Leggett & Platt, Inc.	12,212	368,924
Lennar Corp., Class A	14,215	508,328
Mattel, Inc.	29,502	1,365,058
Newell Rubbermaid, Inc.	25,178	764,152
Tupperware Brands Corp.	4,706	429,846
Whirlpool Corp.	6,788	1,036,935

		6,136,938

 1

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 1.7%
Carnival Corp.	37,480	1,353,403
Darden Restaurants, Inc.	11,585	617,828
H&R Block, Inc.	23,117	644,733
International Game Technology	22,987	402,042
McDonald’s Corp.	85,978	8,371,678
MGM Resorts International *	28,504	546,992
Royal Caribbean Cruises Ltd.	13,917	613,044
Wyndham Worldwide Corp.	11,384	816,347

		13,366,067

Diversified Financials 9.6%
Ameriprise Financial, Inc.	16,941	1,833,863
Bank of America Corp.	925,090	14,634,924
Capital One Financial Corp.	50,666	3,629,206
Citigroup, Inc.	261,866	13,857,949
CME Group, Inc.	26,904	2,204,783
Eaton Vance Corp.	10,740	449,039
ING US, Inc.	9,418	329,065
Invesco Ltd.	37,913	1,321,268
JPMorgan Chase & Co.	325,204	18,608,173
Legg Mason, Inc.	8,949	349,995
Leucadia National Corp.	26,817	768,575
Morgan Stanley	120,388	3,768,144
Northern Trust Corp.	19,395	1,144,111
Raymond James Financial, Inc.	10,537	507,673
SLM Corp.	37,344	995,218
The Bank of New York Mellon Corp.	100,362	3,382,199
The Goldman Sachs Group, Inc.	36,003	6,082,347
The NASDAQ OMX Group, Inc.	9,887	388,460

		74,254,992

Energy 11.8%
Apache Corp.	34,695	3,174,246
Chesapeake Energy Corp.	43,377	1,165,540
Chevron Corp.	166,881	20,432,910
Cimarex Energy Co.	7,409	700,743
Cobalt International Energy, Inc. *	26,342	585,583
ConocoPhillips	105,808	7,702,822
Devon Energy Corp.	32,682	1,981,183
Exxon Mobil Corp.	379,927	35,515,576
Marathon Oil Corp.	60,759	2,189,754
Murphy Oil Corp.	15,044	976,807
Nabors Industries Ltd.	22,230	367,907
Occidental Petroleum Corp.	69,370	6,587,375
Phillips 66	52,930	3,684,457
QEP Resources, Inc.	15,171	485,775
Spectra Energy Corp.	57,306	1,922,616
The Williams Cos., Inc.	58,493	2,060,124
Valero Energy Corp.	46,417	2,122,185

		91,655,603

Food & Staples Retailing 0.6%
Safeway, Inc.	20,933	732,027
Sprouts Farmers Market, Inc. *	1,959	74,129
Sysco Corp.	50,373	1,694,044
The Kroger Co.	44,370	1,852,447

		4,352,647

Food, Beverage & Tobacco 7.7%
Altria Group, Inc.	172,645	6,384,412
Archer-Daniels-Midland Co.	57,572	2,317,273
Beam, Inc.	13,864	936,236
Bunge Ltd.	12,608	1,010,153
Campbell Soup Co.	15,309	592,918
Coca-Cola Enterprises, Inc.	21,288	892,819
ConAgra Foods, Inc.	36,139	1,192,226
Constellation Brands, Inc., Class A *	14,236	1,002,357
Dr. Pepper Snapple Group, Inc.	17,431	841,220
General Mills, Inc.	54,947	2,770,977
Hillshire Brands Co.	11,222	375,039
Hormel Foods Corp.	11,577	521,196
Ingredion, Inc.	6,850	473,746
Kellogg Co.	22,301	1,352,333
Kraft Foods Group, Inc.	52,126	2,768,933
Lorillard, Inc.	32,014	1,643,279
McCormick & Co., Inc. Non Voting Shares	11,526	795,294
Molson Coors Brewing Co., Class B	13,509	711,519
Mondelez International, Inc., Class A	153,632	5,151,281
Philip Morris International, Inc.	139,447	11,928,296
Reynolds American, Inc.	27,107	1,367,548
The Coca-Cola Co.	328,374	13,197,351
The J.M. Smucker Co.	9,001	938,264
Tyson Foods, Inc., Class A	23,823	754,951

		59,919,621

Health Care Equipment & Services 2.3%
Abbott Laboratories	134,114	5,121,814
Boston Scientific Corp. *	114,972	1,331,376
Cardinal Health, Inc.	29,953	1,934,964
Cigna Corp.	24,216	2,117,689
Humana, Inc.	13,397	1,393,154
Omnicare, Inc.	8,887	509,047
St. Jude Medical, Inc.	24,589	1,436,489
Tenet Healthcare Corp. *	8,762	378,080
WellPoint, Inc.	26,204	2,433,828
Zimmer Holdings, Inc.	14,517	1,326,999

		17,983,440

Household & Personal Products 3.3%
Avon Products, Inc.	37,129	662,010
Coty, Inc., Class A	4,918	80,753
Kimberly-Clark Corp.	33,170	3,620,837
The Clorox Co.	11,169	1,040,616
The Procter & Gamble Co.	236,512	19,919,041

		25,323,257

Insurance 6.1%
ACE Ltd.	29,728	3,055,444
Aflac, Inc.	39,820	2,642,853
American Financial Group, Inc.	6,096	351,495
American International Group, Inc.	127,114	6,323,921
Aon plc	26,325	2,149,173
Arch Capital Group Ltd. *	10,055	591,536
Arthur J. Gallagher & Co.	10,847	504,819
Axis Capital Holdings Ltd.	9,104	447,280

2

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Brown & Brown, Inc.	10,094	319,172
Cincinnati Financial Corp.	12,727	667,022
CNA Financial Corp.	2,315	96,119
Fidelity National Financial, Inc., Class A	22,173	644,569
Genworth Financial, Inc., Class A *	43,634	659,310
Hartford Financial Services Group, Inc.	38,958	1,388,074
HCC Insurance Holdings, Inc.	8,570	394,049
Lincoln National Corp.	22,645	1,162,368
Loews Corp.	26,198	1,240,475
Marsh & McLennan Cos., Inc.	47,058	2,232,902
MetLife, Inc.	96,681	5,045,781
Principal Financial Group, Inc.	23,437	1,186,615
Prudential Financial, Inc.	40,295	3,576,584
Reinsurance Group of America, Inc.	6,075	455,504
The Allstate Corp.	40,456	2,195,547
The Chubb Corp.	21,877	2,110,037
The Progressive Corp.	47,356	1,322,653
The Travelers Cos., Inc.	31,975	2,901,412
Torchmark Corp.	7,808	593,408
Unum Group	22,568	757,608
Validus Holdings Ltd.	9,956	398,738
W.R. Berkley Corp.	9,503	416,136
Willis Group Holdings plc	15,074	675,014
XL Group plc	24,793	793,128

		47,298,746

Materials 3.9%
Air Products & Chemicals, Inc.	18,452	2,008,131
Albemarle Corp.	6,970	478,909
Alcoa, Inc.	91,571	879,997
Ashland, Inc.	6,162	561,235
Avery Dennison Corp.	8,268	404,305
Bemis Co., Inc.	8,657	337,883
Celanese Corp., Series A	13,846	777,176
E.I. du Pont de Nemours & Co.	79,704	4,892,231
Eastman Chemical Co.	13,208	1,017,412
Freeport-McMoRan Copper & Gold, Inc.	89,902	3,118,700
Huntsman Corp.	16,235	372,269
International Flavors & Fragrances, Inc.	7,006	618,980
International Paper Co.	38,181	1,781,144
Martin Marietta Materials, Inc.	4,389	423,802
MeadWestvaco Corp.	15,273	536,235
Newmont Mining Corp.	42,609	1,057,981
Nucor Corp.	27,242	1,390,976
Owens-Illinois, Inc. *	14,095	465,135
Packaging Corp. of America	8,389	513,910
Reliance Steel & Aluminum Co.	6,839	502,872
Rockwood Holdings, Inc.	6,630	453,890
RPM International, Inc.	11,833	468,587
Sealed Air Corp.	16,874	541,824
The Dow Chemical Co.	104,581	4,084,934
The Mosaic Co.	29,168	1,397,147
Valhi, Inc.	1,788	27,339
Vulcan Materials Co.	11,129	627,342
Westlake Chemical Corp.	1,714	192,962

		29,933,308

Media 3.6%
Cablevision Systems Corp., Class A	18,418	308,870
CBS Corp., Class B Non Voting Shares	48,158	2,820,133
Gannett Co., Inc.	19,619	530,890
Lamar Advertising Co., Class A *	5,739	286,491
News Corp., Class A *	43,430	780,003
Omnicom Group, Inc.	22,021	1,573,400
The Interpublic Group of Cos., Inc.	37,103	645,592
The Walt Disney Co.	142,787	10,072,195
Time Warner, Inc.	79,328	5,212,643
Twenty-First Century Fox, Inc.	171,160	5,732,148

		27,962,365

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	136,507	6,613,764
Bristol-Myers Squibb Co.	141,705	7,280,803
Eli Lilly & Co.	85,657	4,301,694
Hospira, Inc. *	14,183	557,534
Merck & Co., Inc.	252,190	12,566,628
Mylan, Inc. *	32,689	1,442,566
PerkinElmer, Inc.	9,778	371,955
Pfizer, Inc.	572,219	18,156,509
Quintiles Transnational Holdings, Inc. *	1,987	85,818

		51,377,271

Real Estate 2.5%
Alexandria Real Estate Equities, Inc.	6,118	387,025
American Capital Agency Corp.	33,919	691,269
Annaly Capital Management, Inc.	81,104	824,017
Apartment Investment & Management Co., Class A	12,215	306,719
Camden Property Trust	7,223	418,356
Cole Real Estate Investment, Inc.	35,770	511,869
DDR Corp.	24,507	391,867
Duke Realty Corp.	27,320	414,717
Equity Residential	29,432	1,516,925
General Growth Properties, Inc.	47,428	984,131
HCP, Inc.	38,964	1,432,706
Health Care REIT, Inc.	24,550	1,374,554
Kilroy Realty Corp.	6,975	351,191
Kimco Realty Corp.	34,961	720,896
Liberty Property Trust	12,164	393,992
National Retail Properties, Inc.	10,256	325,628
Plum Creek Timber Co., Inc.	15,949	697,609
Prologis, Inc.	42,690	1,619,232
Rayonier, Inc.	10,800	476,388
Realty Income Corp.	17,161	654,006
Regency Centers Corp.	7,902	370,130
Senior Housing Properties Trust	15,855	359,116
UDR, Inc.	21,468	499,560
Vornado Realty Trust	14,975	1,316,752
Weingarten Realty Investors	11,031	314,825
Weyerhaeuser Co.	50,002	1,506,560
WP Carey, Inc.	4,696	294,768

		19,154,808

 3

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 2.8%
Abercrombie & Fitch Co., Class A	6,651	227,996
Best Buy Co., Inc.	23,565	955,561
Dillard’s, Inc., Class A	2,063	188,765
Expedia, Inc.	9,200	585,948
Foot Locker, Inc.	12,837	499,231
GameStop Corp., Class A	10,010	482,982
Genuine Parts Co.	13,259	1,098,376
Kohl’s Corp.	17,806	984,316
L Brands, Inc.	20,852	1,355,171
Liberty Interactive Corp., Class A *	41,438	1,163,579
Macy’s, Inc.	32,214	1,715,718
Signet Jewelers Ltd.	6,956	534,499
Staples, Inc.	57,138	887,353
The Gap, Inc.	23,617	967,588
The Home Depot, Inc.	123,222	9,940,319
Williams-Sonoma, Inc.	8,053	476,093

		22,063,495

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	26,601	1,282,700
Applied Materials, Inc.	102,982	1,781,589
Avago Technologies Ltd.	21,140	945,592
Intel Corp.	431,401	10,284,600
KLA-Tencor Corp.	14,393	919,281
Lam Research Corp. *	13,971	728,029
Linear Technology Corp.	19,966	849,553
LSI Corp.	46,496	375,223
Marvell Technology Group Ltd.	34,972	497,651
Maxim Integrated Products, Inc.	25,023	712,655
Microchip Technology, Inc.	16,924	732,640
Micron Technology, Inc. *	88,911	1,876,022
Texas Instruments, Inc.	95,264	4,096,352

		25,081,887

Software & Services 3.2%
CA, Inc.	28,087	926,871
Cadence Design Systems, Inc. *	25,111	332,721
Computer Sciences Corp.	12,755	671,168
International Business Machines Corp.	89,006	15,992,598
Leidos Holdings, Inc.	6,500	316,095
Paychex, Inc.	27,854	1,218,056
Science Applications International Corp.	3,264	120,278
The Western Union Co.	48,076	801,427
Total System Services, Inc.	13,988	434,327
VeriSign, Inc. *	11,557	657,131
Yahoo! Inc. *	81,243	3,004,366

		24,475,038

Technology Hardware & Equipment 2.1%
Arrow Electronics, Inc. *	8,950	459,493
Avnet, Inc.	12,151	484,825
Corning, Inc.	125,034	2,135,581
Harris Corp.	9,413	607,233
Hewlett-Packard Co.	166,171	4,544,777
Jabil Circuit, Inc.	15,791	320,084
Molex, Inc.	11,746	453,865
Motorola Solutions, Inc.	20,258	1,334,597
NCR Corp. *	14,545	508,348
Seagate Technology plc	27,814	1,363,998
TE Connectivity Ltd.	35,405	1,866,552
Western Digital Corp.	18,060	1,355,222
Xerox Corp.	99,200	1,128,896

		16,563,471

Telecommunication Services 4.0%
AT&T, Inc.	459,020	16,162,094
CenturyLink, Inc.	51,428	1,578,840
Frontier Communications Corp. (a)	85,197	398,722
Sprint Corp. *	73,608	617,571
Verizon Communications, Inc.	246,513	12,231,975
Windstream Holdings, Inc. (a)	50,755	409,593

		31,398,795

Transportation 0.3%
Norfolk Southern Corp.	26,710	2,342,200

Utilities 5.7%
AGL Resources, Inc.	10,427	485,273
Alliant Energy Corp.	9,520	490,280
Ameren Corp.	20,962	751,488
American Electric Power Co., Inc.	41,676	1,961,273
American Water Works Co., Inc.	15,458	654,646
Aqua America, Inc.	15,830	381,028
CenterPoint Energy, Inc.	36,697	859,811
CMS Energy Corp.	22,764	604,157
Consolidated Edison, Inc.	25,076	1,384,446
Dominion Resources, Inc.	50,194	3,258,093
DTE Energy Co.	14,981	999,832
Duke Energy Corp.	60,987	4,266,650
Edison International	27,896	1,289,074
Entergy Corp.	15,264	944,689
Exelon Corp.	73,336	1,973,472
FirstEnergy Corp.	35,806	1,168,350
Integrys Energy Group, Inc.	7,006	376,502
MDU Resources Group, Inc.	16,663	494,391
National Fuel Gas Co.	7,433	501,579
NextEra Energy, Inc.	36,955	3,126,023
NiSource, Inc.	26,764	846,278
Northeast Utilities	26,948	1,107,024
NRG Energy, Inc.	27,648	731,566
NV Energy, Inc.	19,688	465,621
OGE Energy Corp.	16,984	584,589
Pepco Holdings, Inc.	21,095	402,493
PG&E Corp.	38,125	1,539,106
Pinnacle West Capital Corp.	9,809	523,408
PPL Corp.	55,627	1,708,305
Public Service Enterprise Group, Inc.	43,310	1,415,804
Questar Corp.	15,968	359,599
SCANA Corp.	11,977	564,955
Sempra Energy	19,456	1,720,689
TECO Energy, Inc.	16,856	287,226
The Southern Co.	75,755	3,077,926
UGI Corp.	9,702	390,602
Westar Energy, Inc.	10,773	337,841
Wisconsin Energy Corp.	19,492	814,181

4

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xcel Energy, Inc.	42,601	1,193,680

		44,041,950

Total Common Stock
(Cost $637,380,019)		773,251,069

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
iShares Russell 1000 Value ETF	9,500	878,085

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	318,483	318,483

Total Other Investment Companies
(Cost $1,182,817)		1,196,568

End of Investments

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	509,263	509,263

Total Collateral Invested for Securities on Loan
(Cost $509,263)		509,263

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $639,127,992 and the unrealized appreciation and depreciation were $140,499,409 and ($5,179,764), respectively, with a net unrealized appreciation $135,319,645.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $480,954.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

 5

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$773,251,069	$—	$—	$773,251,069
Other Investment Companies[1]	1,196,568	—	—	1,196,568

Total	$774,447,637	$—	$—	$774,447,637

Other Financial Instruments
Collateral Invested for Securities on Loan	$509,263	$—	$—	$509,263

[1]	As categorized in Portfolio Holdings.

6

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG56690NOV13

 7

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	692,875,959	810,144,443
0.0%		Other Investment Companies	191,720	195,649

99.9%		Total Investments	693,067,679	810,340,092
1.5%		Collateral Invested for Securities on Loan	11,772,605	11,772,605
(1	.4)%	Other Assets and Liabilities, Net		(11,206,909)

100.0%		Net Assets		810,905,788

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.5%
Allison Transmission Holdings, Inc.	25,365	690,435
Dana Holding Corp.	54,832	1,111,993
Gentex Corp.	53,545	1,596,176
Lear Corp.	29,370	2,435,067
The Goodyear Tire & Rubber Co.	87,899	1,956,632
TRW Automotive Holdings Corp. *	42,768	3,318,797
Visteon Corp. *	17,658	1,388,625

		12,497,725

Banks 4.1%
Associated Banc-Corp.	59,778	1,030,573
BankUnited, Inc.	27,145	876,241
BOK Financial Corp.	7,356	465,635
City National Corp.	16,768	1,280,404
Commerce Bancshares, Inc.	28,711	1,295,445
Cullen/Frost Bankers, Inc.	18,751	1,346,697
East West Bancorp, Inc.	50,218	1,721,473
First Horizon National Corp.	87,967	986,110
First Niagara Financial Group, Inc.	130,830	1,457,446
First Republic Bank	45,593	2,329,802
Hancock Holding Co.	30,104	1,059,661
Hudson City Bancorp, Inc.	169,142	1,579,786
Huntington Bancshares, Inc.	303,821	2,789,077
Nationstar Mortgage Holdings, Inc. *(a)	7,393	292,985
New York Community Bancorp, Inc.	158,569	2,619,560
Ocwen Financial Corp. *	42,915	2,431,564
People’s United Financial, Inc.	116,036	1,756,785
Popular, Inc. *	38,399	1,097,443
Prosperity Bancshares, Inc.	20,030	1,284,524
Signature Bank *	17,099	1,816,769
SVB Financial Group *	16,301	1,650,313
TFS Financial Corp. *	27,169	318,421
Zions Bancorp	65,950	1,934,313

		33,421,027

Capital Goods 12.1%
A.O. Smith Corp.	28,779	1,558,383
Acuity Brands, Inc.	15,807	1,620,692
AECOM Technology Corp. *	37,136	1,079,172
AGCO Corp.	32,347	1,885,183
Armstrong World Industries, Inc. *	13,341	709,741
B/E Aerospace, Inc. *	35,875	3,121,125
Carlisle Cos., Inc.	22,792	1,675,440
Chicago Bridge & Iron Co. N.V.	38,354	2,940,985
CLARCOR, Inc.	17,518	1,060,365
Colfax Corp. *	31,637	1,837,477
Crane Co.	18,120	1,129,057
Donaldson Co., Inc.	48,327	2,016,686
EMCOR Group, Inc.	24,537	974,855
Fortune Brands Home & Security, Inc.	59,634	2,600,042
Generac Holdings, Inc.	23,905	1,273,180
Graco, Inc.	22,504	1,737,984
HD Supply Holdings, Inc. *	18,369	387,035
Hexcel Corp. *	36,775	1,615,526
Hubbell, Inc., Class B	19,273	2,079,749
IDEX Corp.	30,048	2,143,324
ITT Corp.	32,553	1,328,814
Jacobs Engineering Group, Inc. *	48,060	2,872,546
KBR, Inc.	53,064	1,795,155
Kennametal, Inc.	28,369	1,346,960
Lennox International, Inc.	16,916	1,393,878
Lincoln Electric Holdings, Inc.	30,199	2,158,625
Masco Corp.	128,161	2,873,370
MSC Industrial Direct Co., Inc., Class A	17,476	1,343,031
Nordson Corp.	21,541	1,553,537
Oshkosh Corp.	31,072	1,514,760
Owens Corning *	40,827	1,598,785
Pall Corp.	40,828	3,417,304
Quanta Services, Inc. *	78,066	2,311,534
Regal-Beloit Corp.	15,907	1,170,437
Sensata Technologies Holding N.V. *	46,333	1,806,060
Snap-On, Inc.	20,674	2,194,545
Spirit AeroSystems Holdings, Inc., Class A *	36,059	1,176,966
SPX Corp.	16,721	1,582,475
Teledyne Technologies, Inc. *	13,823	1,281,807
Terex Corp. *	39,345	1,429,010
The Babcock & Wilcox Co.	39,226	1,273,668
The Manitowoc Co., Inc.	49,946	1,028,388
The Middleby Corp. *	6,808	1,503,479
The Toro Co.	20,639	1,273,633
Timken Co.	29,112	1,506,837
TransDigm Group, Inc.	17,608	2,756,004
Trinity Industries, Inc.	28,330	1,470,610
Triumph Group, Inc.	18,776	1,388,297

 1

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Rentals, Inc. *	34,046	2,339,982
URS Corp.	27,340	1,420,860
USG Corp. *	33,735	924,002
Valmont Industries, Inc.	9,533	1,379,520
WABCO Holdings, Inc. *	22,320	1,977,552
Wabtec Corp.	34,737	2,396,853
Watsco, Inc.	9,345	896,746
WESCO International, Inc. *	16,292	1,400,786
Woodward, Inc.	21,921	940,411
Xylem, Inc.	66,132	2,285,522

		97,758,750

Commercial & Professional Services 3.0%
Cintas Corp.	37,278	2,068,929
Clean Harbors, Inc. *	19,881	1,049,120
Copart, Inc. *	39,866	1,372,586
Covanta Holding Corp.	47,349	847,547
Equifax, Inc.	44,510	2,996,858
Iron Mountain, Inc.	61,735	1,735,988
KAR Auction Services, Inc.	48,477	1,337,481
Manpowergroup, Inc.	27,937	2,233,004
Pitney Bowes, Inc.	73,160	1,695,117
Robert Half International, Inc.	49,878	1,926,787
Rollins, Inc.	23,406	658,411
The Dun & Bradstreet Corp.	13,923	1,626,903
Towers Watson & Co., Class A	23,615	2,659,049
Waste Connections, Inc.	44,138	1,939,424

		24,147,204

Consumer Durables & Apparel 4.8%
Brunswick Corp.	33,256	1,519,799
Carter’s, Inc.	19,580	1,383,719
D.R. Horton, Inc.	102,486	2,037,422
Fossil Group, Inc. *	18,154	2,310,460
Hanesbrands, Inc.	35,364	2,479,017
Harman International Industries, Inc.	24,034	1,947,715
Hasbro, Inc.	42,151	2,268,567
Jarden Corp. *	42,160	2,371,078
Leggett & Platt, Inc.	52,630	1,589,952
Lennar Corp., Class A	59,768	2,137,304
Mohawk Industries, Inc. *	22,303	3,122,866
Newell Rubbermaid, Inc.	105,475	3,201,166
NVR, Inc. *	1,522	1,476,310
Polaris Industries, Inc.	23,392	3,122,130
PulteGroup, Inc.	124,915	2,343,405
Toll Brothers, Inc. *	55,236	1,883,548
Tupperware Brands Corp.	18,398	1,680,473
Under Armour, Inc., Class A *	28,632	2,310,602

		39,185,533

Consumer Services 2.8%
Bally Technologies, Inc. *	14,470	1,079,028
Bloomin’ Brands, Inc. *	15,397	403,401
Brinker International, Inc.	23,140	1,088,274
Burger King Worldwide, Inc.	21,836	462,705
Darden Restaurants, Inc.	46,613	2,485,871
Domino’s Pizza, Inc.	20,649	1,427,465
Dunkin’ Brands Group, Inc.	37,913	1,856,979
H&R Block, Inc.	100,482	2,802,443
International Game Technology	94,224	1,647,978
MGM Resorts International *	119,118	2,285,874
Norwegian Cruise Line Holdings Ltd. *	16,103	549,112
Panera Bread Co., Class A *	10,097	1,786,058
Penn National Gaming, Inc. *	24,840	358,690
SeaWorld Entertainment, Inc.	9,089	271,034
Service Corp. International	75,094	1,356,949
Six Flags Entertainment Corp.	35,514	1,321,476
Sotheby’s	25,210	1,292,265

		22,475,602

Diversified Financials 2.5%
CBOE Holdings, Inc.	31,324	1,637,619
Credit Acceptance Corp. *	3,560	459,774
E*TRADE Financial Corp. *	105,162	1,884,503
Eaton Vance Corp.	44,245	1,849,884
Federated Investors, Inc., Class B (a)	33,498	914,161
ING US, Inc.	39,460	1,378,732
Legg Mason, Inc.	39,431	1,542,146
LPL Financial Holdings, Inc.	28,761	1,232,984
MSCI, Inc. *	44,392	1,970,561
Raymond James Financial, Inc.	43,918	2,115,969
SEI Investments Co.	51,739	1,737,396
The NASDAQ OMX Group, Inc.	42,452	1,667,939
Waddell & Reed Financial, Inc., Class A	30,306	1,931,401

		20,323,069

Energy 6.6%
Atwood Oceanics, Inc. *	21,498	1,129,935
Cheniere Energy, Inc. *	81,353	3,220,765
Cimarex Energy Co.	31,637	2,992,228
Core Laboratories N.V.	16,791	3,058,313
CVR Energy, Inc.	5,058	199,690
Dresser-Rand Group, Inc. *	27,701	1,563,445
Dril-Quip, Inc. *	14,463	1,570,103
Energen Corp.	26,491	1,911,856
Gulfport Energy Corp. *	29,804	1,741,448
Helix Energy Solutions Group, Inc. *	34,450	765,135
Helmerich & Payne, Inc.	39,023	3,004,771
Kosmos Energy Ltd. *	35,822	372,907
Laredo Petroleum Holdings, Inc. *	20,277	547,276
Nabors Industries Ltd.	92,137	1,524,867
Newfield Exploration Co. *	50,314	1,413,823
Oasis Petroleum, Inc. *	31,704	1,462,506
Oceaneering International, Inc.	39,528	3,051,166
Oil States International, Inc. *	20,026	2,049,661
Patterson-UTI Energy, Inc.	51,175	1,192,889
QEP Resources, Inc.	64,158	2,054,339
Rosetta Resources, Inc. *	22,353	1,130,391
Rowan Cos. plc, Class A *	44,145	1,528,300
RPC, Inc.	22,546	398,388
SM Energy Co.	23,880	2,104,783
Superior Energy Services, Inc. *	56,650	1,443,442
Targa Resources Corp.	10,038	813,981
Teekay Corp.	14,617	646,802
Tesoro Corp.	49,443	2,898,843
Tidewater, Inc.	17,414	993,295
Ultra Petroleum Corp. *(a)	54,358	1,112,708

2

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Western Refining, Inc.	18,887	737,915
Whiting Petroleum Corp. *	42,893	2,590,737
World Fuel Services Corp.	26,272	1,008,845
WPX Energy, Inc. *	71,022	1,320,299

		53,555,852

Food & Staples Retailing 0.6%
Safeway, Inc.	86,218	3,015,043
Sprouts Farmers Market, Inc. *	6,397	242,063
The Fresh Market, Inc. *	14,448	588,178
United Natural Foods, Inc. *	18,429	1,268,837

		5,114,121

Food, Beverage & Tobacco 1.0%
Flowers Foods, Inc.	64,224	1,395,588
Hillshire Brands Co.	43,658	1,459,050
Ingredion, Inc.	27,951	1,933,091
Pilgrim’s Pride Corp. *	20,714	339,295
Pinnacle Foods, Inc.	10,279	283,598
Seaboard Corp.	105	296,625
The Hain Celestial Group, Inc. *	17,205	1,422,681
WhiteWave Foods Co., Class A *	63,744	1,355,835

		8,485,763

Health Care Equipment & Services 4.3%
Align Technology, Inc. *	25,092	1,371,027
athenahealth, Inc. *	13,286	1,742,725
Brookdale Senior Living, Inc. *	37,380	1,090,001
Centene Corp. *	19,476	1,163,301
Community Health Systems, Inc.	34,344	1,416,690
DENTSPLY International, Inc.	50,285	2,391,555
Envision Healthcare Holdings, Inc. *	14,785	437,932
Health Management Associates, Inc., Class A *	95,946	1,255,933
Hologic, Inc. *	96,671	2,164,464
IDEXX Laboratories, Inc. *	18,894	1,967,999
MEDNAX, Inc. *	18,060	2,001,048
Omnicare, Inc.	37,433	2,144,162
Patterson Cos., Inc.	29,664	1,230,759
ResMed, Inc. (a)	51,177	2,497,949
Sirona Dental Systems, Inc. *	20,275	1,394,515
Team Health Holdings, Inc. *	24,592	1,149,184
Teleflex, Inc.	15,279	1,502,078
Tenet Healthcare Corp. *	37,007	1,596,852
The Cooper Cos., Inc.	17,481	2,302,947
Universal Health Services, Inc., Class B	32,825	2,705,765
WellCare Health Plans, Inc. *	16,301	1,211,164

		34,738,050

Household & Personal Products 1.0%
Coty, Inc., Class A	20,082	329,746
Energizer Holdings, Inc.	22,433	2,475,481
Herbalife Ltd. (a)	30,278	2,109,771
Nu Skin Enterprises, Inc., Class A	21,615	2,763,262
Spectrum Brands Holdings, Inc.	7,565	533,938

		8,212,198

Insurance 6.2%
Alleghany Corp. *	5,986	2,359,083
Allied World Assurance Co. Holdings AG	12,641	1,424,009
American Financial Group, Inc.	26,500	1,527,990
American National Insurance Co.	1,780	205,679
AmTrust Financial Services, Inc. (a)	10,267	429,263
Arch Capital Group Ltd. *	42,007	2,471,272
Arthur J. Gallagher & Co.	46,155	2,148,054
Assurant, Inc.	26,860	1,744,288
Assured Guaranty Ltd.	60,415	1,418,544
Axis Capital Holdings Ltd.	38,469	1,889,982
Brown & Brown, Inc.	42,448	1,342,206
Cincinnati Financial Corp.	54,079	2,834,280
CNO Financial Group, Inc.	82,364	1,393,599
Erie Indemnity Co., Class A	8,941	652,604
Everest Re Group Ltd.	17,676	2,772,127
Fidelity National Financial, Inc., Class A	89,784	2,610,021
Genworth Financial, Inc., Class A *	179,263	2,708,664
HCC Insurance Holdings, Inc.	36,088	1,659,326
Markel Corp. *	5,103	2,843,800
Old Republic International Corp.	85,758	1,475,038
PartnerRe Ltd.	17,355	1,785,829
ProAssurance Corp.	22,315	1,072,905
Protective Life Corp.	28,851	1,384,271
Reinsurance Group of America, Inc.	25,187	1,888,521
RenaissanceRe Holdings Ltd.	16,330	1,546,451
Torchmark Corp.	33,018	2,509,368
Validus Holdings Ltd.	37,244	1,491,622
W.R. Berkley Corp.	38,988	1,707,285
White Mountains Insurance Group Ltd.	1,957	1,179,738

		50,475,819

Materials 7.5%
Airgas, Inc.	23,640	2,568,013
Albemarle Corp.	29,146	2,002,622
Allegheny Technologies, Inc.	38,719	1,286,245
Aptargroup, Inc.	24,332	1,579,633
Ashland, Inc.	26,149	2,381,651
Avery Dennison Corp.	35,538	1,737,808
Axiall Corp.	24,475	1,108,717
Bemis Co., Inc.	37,002	1,444,188
Carpenter Technology Corp.	18,854	1,136,708
Cliffs Natural Resources, Inc. (a)	56,303	1,408,138
Crown Holdings, Inc. *	51,107	2,255,863
Cytec Industries, Inc.	13,350	1,194,558
Eagle Materials, Inc.	17,668	1,378,104
Graphic Packaging Holding Co. *	84,550	759,259
Greif, Inc., Class A	10,618	583,459
Huntsman Corp.	71,502	1,639,541
International Flavors & Fragrances, Inc.	29,411	2,598,462
Martin Marietta Materials, Inc.	16,730	1,615,449
MeadWestvaco Corp.	64,179	2,253,325
NewMarket Corp.	4,077	1,320,744
Owens-Illinois, Inc. *	58,418	1,927,794
Packaging Corp. of America	35,084	2,149,246
Reliance Steel & Aluminum Co.	27,889	2,050,678

 3

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Rock-Tenn Co., Class A	26,376	2,490,422
Rockwood Holdings, Inc.	28,160	1,927,833
Royal Gold, Inc.	23,285	1,049,921
RPM International, Inc.	48,546	1,922,421
Sealed Air Corp.	71,506	2,296,058
Silgan Holdings, Inc.	15,953	745,803
Sonoco Products Co.	36,245	1,451,975
Steel Dynamics, Inc.	78,222	1,425,205
The Scotts Miracle-Gro Co., Class A	15,676	918,300
The Valspar Corp.	29,561	2,087,302
Valhi, Inc.	7,802	119,292
Vulcan Materials Co.	47,335	2,668,274
W.R. Grace & Co. *	28,035	2,692,201
Westlake Chemical Corp.	6,970	784,683

		60,959,895

Media 1.7%
AMC Networks, Inc., Class A *	21,147	1,357,426
Cablevision Systems Corp., Class A	76,216	1,278,142
Cinemark Holdings, Inc.	38,082	1,256,325
Clear Channel Outdoor Holdings, Inc., Class A	13,876	122,803
Gannett Co., Inc.	82,638	2,236,184
Graham Holdings Co., Class B	1,546	1,041,231
Lamar Advertising Co., Class A *	23,265	1,161,389
Morningstar, Inc.	8,176	681,960
Regal Entertainment Group, Class A	28,216	549,648
The Interpublic Group of Cos., Inc.	153,452	2,670,065
The Madison Square Garden Co., Class A *	21,653	1,220,363

		13,575,536

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Alkermes plc *	49,049	1,980,599
ARIAD Pharmaceuticals, Inc. *	68,346	331,478
Bio-Rad Laboratories, Inc., Class A *	7,565	927,620
BioMarin Pharmaceutical, Inc. *	50,981	3,588,043
Bruker Corp. *	38,791	750,218
Covance, Inc. *	20,239	1,707,767
Cubist Pharmaceuticals, Inc. *	26,255	1,798,730
Endo Health Solutions, Inc. *	40,787	2,740,479
Hospira, Inc. *	59,405	2,335,211
Incyte Corp., Ltd. *	51,608	2,404,933
Jazz Pharmaceuticals plc *	19,015	2,223,234
Medivation, Inc. *	27,488	1,732,019
Mettler-Toledo International, Inc. *	10,951	2,700,188
PerkinElmer, Inc.	41,009	1,559,982
Pharmacyclics, Inc. *	24,243	3,018,738
Quintiles Transnational Holdings, Inc. *	7,942	343,015
Salix Pharmaceuticals Ltd. *	21,993	1,865,226
Seattle Genetics, Inc. *	39,626	1,628,232
Techne Corp.	12,328	1,054,537
United Therapeutics Corp. *	16,542	1,526,992

		36,217,241

Real Estate 9.0%
Alexandria Real Estate Equities, Inc.	25,513	1,613,952
American Campus Communities, Inc.	38,841	1,259,614
American Homes 4 Rent, Class A *	15,412	252,757
Apartment Investment & Management Co., Class A	51,852	1,302,004
BioMed Realty Trust, Inc.	70,476	1,309,444
BRE Properties, Inc.	28,316	1,450,629
Camden Property Trust	30,449	1,763,606
CBL & Associates Properties, Inc.	60,884	1,099,565
CBRE Group, Inc., Class A *	101,669	2,464,457
Chimera Investment Corp.	365,558	1,078,396
Cole Real Estate Investment, Inc.	153,629	2,198,431
Corrections Corp. of America	42,580	1,420,043
DDR Corp.	102,795	1,643,692
Douglas Emmett, Inc.	46,578	1,070,362
Duke Realty Corp.	116,192	1,763,795
Equity Lifestyle Properties, Inc.	28,310	1,005,005
Essex Property Trust, Inc.	13,644	2,071,296
Extra Space Storage, Inc.	38,022	1,593,882
Federal Realty Investment Trust	24,140	2,498,973
Forest City Enterprises, Inc., Class A *	56,385	1,099,507
Gaming & Leisure Properties, Inc. *	24,840	1,145,621
Highwoods Properties, Inc.	32,971	1,184,318
Home Properties, Inc.	20,647	1,085,619
Hospitality Properties Trust	52,500	1,426,425
Jones Lang LaSalle, Inc.	15,842	1,548,080
Kilroy Realty Corp.	29,011	1,460,704
Liberty Property Trust	52,213	1,691,179
MFA Financial, Inc.	127,300	928,017
Mid-America Apartment Communities, Inc.	27,590	1,662,022
National Retail Properties, Inc.	43,356	1,376,553
OMEGA Healthcare Investors, Inc.	42,284	1,382,264
Piedmont Office Realty Trust, Inc., Class A	59,644	976,969
Rayonier, Inc.	46,323	2,043,308
Realogy Holdings Corp. *	52,188	2,473,189
Realty Income Corp.	71,826	2,737,289
Regency Centers Corp.	32,774	1,535,134
Retail Properties of America, Inc., Class A	64,637	861,611
RLJ Lodging Trust	45,186	1,090,790
Senior Housing Properties Trust	66,305	1,501,808
SL Green Realty Corp.	33,622	3,041,782
Starwood Property Trust, Inc.	66,843	1,862,914
Tanger Factory Outlet Centers	34,010	1,124,711
Taubman Centers, Inc.	23,309	1,523,942
The Howard Hughes Corp. *	11,165	1,274,150
Two Harbors Investment Corp.	135,977	1,257,787
UDR, Inc.	90,347	2,102,375
Weingarten Realty Investors	39,748	1,134,408
WP Carey, Inc.	20,114	1,262,556

		72,654,935

Retailing 5.0%
Abercrombie & Fitch Co., Class A	27,400	939,272
Advance Auto Parts, Inc.	26,429	2,669,593
American Eagle Outfitters, Inc.	61,241	996,391
Ascena Retail Group, Inc. *	45,110	960,843
AutoNation, Inc. *	22,881	1,122,084
Cabela’s, Inc. *	16,695	1,022,569
Dick’s Sporting Goods, Inc.	36,303	2,051,846

4

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dillard’s, Inc., Class A	8,609	787,723
DSW, Inc., Class A	25,978	1,164,594
Foot Locker, Inc.	54,157	2,106,166
GameStop Corp., Class A	42,839	2,066,982
GNC Holdings, Inc., Class A	34,710	2,088,848
Groupon, Inc. *	132,891	1,202,664
HSN, Inc.	12,055	691,957
J.C. Penney Co., Inc. *(a)	115,255	1,174,448
LKQ Corp. *	109,493	3,629,693
Penske Automotive Group, Inc.	14,691	652,574
Sally Beauty Holdings, Inc. *	53,323	1,500,509
Sears Holdings Corp. *(a)	15,516	985,731
Signet Jewelers Ltd.	29,632	2,276,923
Tractor Supply Co.	50,384	3,688,613
Ulta Salon, Cosmetics & Fragrance, Inc. *	23,332	2,961,764
Urban Outfitters, Inc. *	39,387	1,536,881
Williams-Sonoma, Inc.	31,784	1,879,070

		40,157,738

Semiconductors & Semiconductor Equipment 2.0%
Atmel Corp. *	156,254	1,195,343
Cree, Inc. *	44,098	2,460,668
First Solar, Inc. *	24,735	1,479,648
Freescale Semiconductor Ltd. *	17,678	257,392
Lam Research Corp. *	59,704	3,111,175
LSI Corp.	195,664	1,579,008
Marvell Technology Group Ltd.	148,457	2,112,543
ON Semiconductor Corp. *	159,462	1,130,586
Skyworks Solutions, Inc. *	68,545	1,822,612
Teradyne, Inc. *	69,027	1,175,530

		16,324,505

Software & Services 8.0%
Akamai Technologies, Inc. *	65,061	2,909,528
Amdocs Ltd.	57,781	2,337,819
ANSYS, Inc. *	33,031	2,829,766
AOL, Inc. *	27,344	1,218,996
Aspen Technology, Inc. *	34,587	1,367,224
Booz Allen Hamilton Holding Corp.	15,041	263,067
Broadridge Financial Solutions, Inc.	43,504	1,659,678
Cadence Design Systems, Inc. *	100,224	1,327,968
CommVault Systems, Inc. *	15,791	1,181,956
Computer Sciences Corp.	53,195	2,799,121
Concur Technologies, Inc. *	16,776	1,628,782
CoStar Group, Inc. *	10,170	1,894,061
DST Systems, Inc.	10,781	951,962
Electronic Arts, Inc. *	109,597	2,430,861
FactSet Research Systems, Inc. (a)	14,764	1,668,332
FleetCor Technologies, Inc. *	26,591	3,238,252
Fortinet, Inc. *	50,491	863,396
Gartner, Inc. *	33,418	2,160,474
Genpact Ltd. *	43,258	774,318
Global Payments, Inc.	27,928	1,760,860
IAC/InterActiveCorp	27,742	1,587,120
Informatica Corp. *	38,279	1,485,608
Jack Henry & Associates, Inc.	30,847	1,751,184
Leidos Holdings, Inc.	26,002	1,264,477
Lender Processing Services, Inc.	30,269	1,062,745
MICROS Systems, Inc. *	28,320	1,521,350
NetSuite, Inc. *	10,780	1,035,742
NeuStar, Inc., Class A *	23,811	1,160,786
PTC, Inc. *	42,568	1,385,163
Science Applications International Corp.	14,850	547,223
ServiceNow, Inc. *	36,698	1,949,031
SolarWinds, Inc. *	23,487	785,405
Solera Holdings, Inc.	25,472	1,700,256
Splunk, Inc. *	28,350	2,045,736
Synopsys, Inc. *	56,396	2,065,786
Syntel, Inc.	5,818	514,137
Tableau Software, Inc., Class A *	4,884	320,097
TIBCO Software, Inc. *	55,290	1,336,359
Total System Services, Inc.	59,538	1,848,655
Ultimate Software Group, Inc. *	10,376	1,625,815
Vantiv, Inc., Class A *	43,147	1,307,354
WEX, Inc. *	14,315	1,420,907

		64,987,357

Technology Hardware & Equipment 3.6%
3D Systems Corp. *(a)	33,728	2,534,997
Anixter International, Inc. *	9,546	843,866
Arrow Electronics, Inc. *	35,812	1,838,588
Avnet, Inc.	49,022	1,955,978
Brocade Communications Systems, Inc. *	162,155	1,425,342
CDW Corp.	11,570	258,011
Dolby Laboratories, Inc., Class A (a)	16,934	608,439
EchoStar Corp., Class A *	15,403	770,920
FEI Co.	15,373	1,399,712
FLIR Systems, Inc.	51,812	1,537,262
Harris Corp.	38,293	2,470,281
Ingram Micro, Inc., Class A *	56,627	1,327,337
IPG Photonics Corp. (a)	12,287	891,053
Jabil Circuit, Inc.	65,918	1,336,158
JDS Uniphase Corp. *	88,237	1,071,197
Molex, Inc.	49,185	1,900,508
National Instruments Corp.	35,903	1,122,328
NCR Corp. *	59,322	2,073,304
Palo Alto Networks, Inc. *	15,932	795,803
Trimble Navigation Ltd. *	94,065	3,000,674

		29,161,758

Telecommunication Services 1.0%
Frontier Communications Corp. (a)	371,315	1,737,754
Level 3 Communications, Inc. *	57,430	1,747,021
Telephone & Data Systems, Inc.	35,950	999,769
tw telecom, Inc. *	52,065	1,474,481
United States Cellular Corp.	4,599	204,058
Windstream Holdings, Inc. (a)	215,028	1,735,276

		7,898,359

Transportation 1.9%
Alaska Air Group, Inc.	25,687	1,996,907
AMERCO	2,233	517,453
Avis Budget Group, Inc. *	39,955	1,472,741
Genesee & Wyoming, Inc., Class A *	17,800	1,712,360
J.B. Hunt Transport Services, Inc.	33,064	2,486,082
Kirby Corp. *	20,258	1,913,368

 5

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Landstar System, Inc.	16,388	919,859
Old Dominion Freight Line, Inc. *	24,930	1,284,643
Ryder System, Inc.	18,431	1,287,221
US Airways Group, Inc. *(a)	69,941	1,642,215

		15,232,849

Utilities 5.2%
AGL Resources, Inc.	42,382	1,972,458
Alliant Energy Corp.	40,389	2,080,034
American Water Works Co., Inc.	65,269	2,764,142
Aqua America, Inc.	63,278	1,523,102
Atmos Energy Corp.	32,132	1,428,267
Cleco Corp.	21,709	992,318
CMS Energy Corp.	97,455	2,586,456
Great Plains Energy, Inc.	55,413	1,315,505
Integrys Energy Group, Inc.	29,062	1,561,792
ITC Holdings Corp.	19,001	1,719,211
MDU Resources Group, Inc.	67,200	1,993,824
National Fuel Gas Co.	30,637	2,067,385
NRG Energy, Inc.	117,948	3,120,904
NV Energy, Inc.	84,208	1,991,519
OGE Energy Corp.	70,896	2,440,240
Pepco Holdings, Inc.	89,075	1,699,551
Pinnacle West Capital Corp.	39,304	2,097,261
Questar Corp.	63,103	1,421,080
SCANA Corp.	50,858	2,398,972
TECO Energy, Inc.	72,536	1,236,013
UGI Corp.	41,986	1,690,356
Vectren Corp.	29,184	1,012,101
Westar Energy, Inc.	46,909	1,471,066

		42,583,557

Total Common Stock
(Cost $692,875,959)		810,144,443

Other Investment Companies 0.0% of net assets

Equity Fund 0.0%
SPDR S&P MidCap 400 ETF Trust	150	35,615

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	160,034	160,034

Total Other Investment Companies
(Cost $191,720)		195,649

End of Investments

Collateral Invested for Securities on Loan 1.5% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (b)	11,772,605	11,772,605

Total Collateral Invested for Securities on Loan
(Cost $11,772,605)		11,772,605

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $693,579,623 and the unrealized appreciation and depreciation were $125,010,728 and ($8,250,259), respectively, with a net unrealized appreciation of $116,760,469.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,272,459.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

6

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 7

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$810,144,443	$—	$—	$810,144,443
Other Investment Companies[1]	195,649	—	—	195,649

Total	$810,340,092	$—	$—	$810,340,092

Other Financial Instruments
Collateral Invested for Securities on Loan	$11,772,605	$—	$—	$11,772,605

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG65851NOV13

8

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	1,396,878,864	1,752,912,925
0.1%		Other Investment Companies	1,616,264	1,621,638
	—%	Rights	—	—
	—%	Warrants	—	—

99.9%		Total Investments	1,398,495,128	1,754,534,563
2.8%		Collateral Invested for Securities on Loan	49,167,241	49,167,241
(2	.7)%	Other Assets and Liabilities, Net		(48,267,138)

100.0%		Net Assets		1,755,434,666

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	53,177	1,063,540
Cooper Tire & Rubber Co.	46,231	1,137,283
Dana Holding Corp.	111,931	2,269,961
Dorman Products, Inc.	23,179	1,153,851
Drew Industries, Inc.	16,598	899,777
Federal-Mogul Corp. *	25,601	525,332
Fox Factory Holding Corp. *	6,930	127,373
Fuel Systems Solutions, Inc. *	11,746	160,450
Gentex Corp.	109,953	3,277,699
Gentherm, Inc. *	26,048	629,320
Modine Manufacturing Co. *	34,921	463,751
Remy International, Inc.	11,243	261,175
Standard Motor Products, Inc.	15,862	550,729
Superior Industries International, Inc.	16,503	325,769
Tenneco, Inc. *	46,550	2,671,970
The Goodyear Tire & Rubber Co.	187,544	4,174,729
Thor Industries, Inc.	34,618	1,871,795
Visteon Corp. *	38,148	2,999,959
Winnebago Industries, Inc. *	21,202	656,414

		25,220,877

Banks 8.3%
1st Source Corp.	10,222	326,593
Ameris Bancorp *	17,384	355,850
Arrow Financial Corp.	10,256	287,168
Associated Banc-Corp.	126,516	2,181,136
Astoria Financial Corp.	63,401	886,346
BancFirst Corp.	4,625	257,751
Bancorp, Inc. *	25,533	467,254
BancorpSouth, Inc.	63,851	1,526,677
Bank Mutual Corp.	40,835	282,987
Bank of Hawaii Corp.	34,618	2,047,655
Bank of the Ozarks, Inc.	24,329	1,366,073
BankUnited, Inc.	52,437	1,692,666
Banner Corp.	16,409	713,135
BBCN Bancorp, Inc.	61,077	1,019,375
Beneficial Mutual Bancorp, Inc. *	24,419	256,399
Berkshire Hills Bancorp, Inc.	20,295	554,865
BNC Bancorp	22,884	348,523
BofI Holding, Inc. *	9,217	755,425
Boston Private Financial Holdings, Inc.	60,277	716,995
Bridge Capital Holdings *	7,563	144,453
Brookline Bancorp, Inc.	52,815	482,729
Bryn Mawr Bank Corp.	9,771	295,866
Camden National Corp.	5,812	253,054
Capital Bank Financial Corp., Class A *	37,835	883,069
CapitalSource, Inc.	150,133	2,110,870
Capitol Federal Financial, Inc.	104,110	1,255,567
Cardinal Financial Corp.	22,768	403,677
Cascade Bancorp *	5,495	27,915
Cathay General Bancorp	56,657	1,565,433
Centerstate Banks, Inc.	20,501	216,491
Central Pacific Financial Corp.	23,044	458,115
Chemical Financial Corp.	22,254	712,573
City Holding Co.	12,186	599,673
City National Corp.	36,041	2,752,091
Clifton Savings Bancorp, Inc.	7,007	88,919
CoBiz Financial, Inc.	31,761	376,368
Columbia Banking System, Inc.	39,059	1,082,715
Commerce Bancshares, Inc.	62,301	2,811,008
Community Bank System, Inc.	31,238	1,213,909
Community Trust Bancorp, Inc.	11,979	547,800
CVB Financial Corp.	69,475	1,121,326
Dime Community Bancshares, Inc.	22,890	385,010
Eagle Bancorp, Inc. *	17,402	567,479
East West Bancorp, Inc.	106,330	3,644,992
Enterprise Financial Services Corp.	11,595	226,798
EverBank Financial Corp.	64,428	1,099,786
F.N.B. Corp.	117,709	1,496,081
Federal Agricultural Mortgage Corp., Class C	8,466	296,395
Financial Institutions, Inc.	9,771	251,115
First Bancorp	13,489	230,392
First BanCorp *	75,728	483,145
First Busey Corp.	52,511	315,066
First Citizens BancShares, Inc., Class A	5,538	1,244,112
First Commonwealth Financial Corp.	72,946	682,775
First Community Bancshares, Inc.	10,515	183,276
First Connecticut Bancorp, Inc.	9,771	166,009

 1

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First Financial Bancorp	44,156	729,899
First Financial Bankshares, Inc.	23,174	1,538,290
First Financial Corp.	8,570	314,605
First Financial Holdings, Inc.	18,903	1,245,141
First Horizon National Corp.	183,376	2,055,645
First Interstate BancSystem, Inc.	16,089	450,492
First Merchants Corp.	22,905	485,357
First Midwest Bancorp, Inc.	59,268	1,088,160
First Niagara Financial Group, Inc.	269,873	3,006,385
FirstMerit Corp.	125,794	2,888,230
Flagstar Bancorp, Inc. *	14,837	272,259
Flushing Financial Corp.	20,836	450,266
Fulton Financial Corp.	147,709	1,930,557
German American Bancorp, Inc.	9,035	270,056
Glacier Bancorp, Inc.	57,357	1,718,416
Great Southern Bancorp, Inc.	7,074	210,027
Hancock Holding Co.	62,531	2,201,091
Hanmi Financial Corp.	23,175	476,478
Heartland Financial USA, Inc.	12,022	358,376
Home BancShares, Inc.	36,378	1,315,428
Home Loan Servicing Solutions Ltd.	49,236	1,145,722
HomeStreet, Inc.	11,487	243,065
HomeTrust Bancshares, Inc. *	15,716	259,628
Hudson Valley Holding Corp.	13,063	273,800
IBERIABANK Corp.	23,425	1,468,747
Independent Bank Corp.	17,173	655,493
Independent Bank Group, Inc.	2,353	112,662
International Bancshares Corp.	43,517	1,135,359
Investors Bancorp, Inc.	35,907	864,281
Kearny Financial Corp. *	7,322	76,442
Lakeland Bancorp, Inc.	29,115	367,140
Lakeland Financial Corp.	13,722	526,239
MainSource Financial Group, Inc.	13,018	234,064
MB Financial, Inc.	43,170	1,407,774
Meridian Interstate Bancorp, Inc. *	6,724	148,735
Metro Bancorp, Inc. *	8,649	193,738
MGIC Investment Corp. *	257,520	2,088,487
National Bank Holdings Corp., Class A	33,678	713,300
National Bankshares, Inc.	4,416	167,720
National Penn Bancshares, Inc.	86,776	979,701
Nationstar Mortgage Holdings, Inc. *(a)	15,886	629,562
NBT Bancorp, Inc.	33,275	862,821
Northfield Bancorp, Inc.	44,376	576,888
Northwest Bancshares, Inc.	71,047	1,061,442
OceanFirst Financial Corp.	11,729	218,159
OFG Bancorp	34,390	591,508
Old National Bancorp	79,781	1,240,595
OmniAmerican Bancorp, Inc. *	6,624	145,927
Oritani Financial Corp.	28,546	465,014
PacWest Bancorp	31,368	1,290,479
Park National Corp.	9,829	829,961
Park Sterling Corp.	27,944	198,123
Pinnacle Financial Partners, Inc.	26,443	860,720
Popular, Inc. *	79,868	2,282,627
PrivateBancorp, Inc.	51,655	1,432,393
Prosperity Bancshares, Inc.	42,776	2,743,225
Provident Financial Services, Inc.	41,663	814,512
Radian Group, Inc. (a)	134,748	1,921,506
Renasant Corp.	23,963	738,060
Republic Bancorp, Inc., Class A	9,098	225,812
Rockville Financial, Inc.	19,165	285,942
Roma Financial Corp. *	4,774	94,764
S&T Bancorp, Inc.	21,957	577,689
S.Y. Bancorp, Inc.	10,999	371,436
Sandy Spring Bancorp, Inc.	18,163	529,996
Signature Bank *	35,981	3,822,981
Simmons First National Corp., Class A	11,735	414,950
Southside Bancshares, Inc.	12,357	352,916
Southwest Bancorp, Inc. *	16,855	289,400
State Bank Financial Corp.	25,647	450,874
StellarOne Corp.	18,009	454,187
Sterling Bancorp	59,200	777,894
Sterling Financial Corp.	16,104	525,796
Sun Bancorp, Inc. *	47,932	175,910
Susquehanna Bancshares, Inc.	142,669	1,796,203
SVB Financial Group *	34,731	3,516,166
Synovus Financial Corp.	745,831	2,602,950
Taylor Capital Group, Inc. *	12,502	311,425
TCF Financial Corp.	125,430	1,965,488
Territorial Bancorp, Inc.	6,953	166,107
Texas Capital Bancshares, Inc. *	31,138	1,749,021
TFS Financial Corp. *	61,376	719,327
The First of Long Island Corp.	5,988	255,388
Tompkins Financial Corp.	9,296	465,730
TowneBank (a)	23,837	362,322
TriCo Bancshares	9,082	250,572
TrustCo Bank Corp.	69,481	528,056
Trustmark Corp.	52,057	1,460,199
UMB Financial Corp.	28,177	1,806,709
Umpqua Holdings Corp.	85,304	1,570,447
Union First Market Bankshares Corp.	15,413	397,810
United Bankshares, Inc. (a)	34,668	1,124,977
United Community Banks, Inc. *	29,433	540,096
United Financial Bancorp, Inc.	11,329	223,521
Univest Corp. of Pennsylvania	12,558	263,216
Valley National Bancorp	151,799	1,540,760
ViewPoint Financial Group, Inc.	30,315	769,395
Walker & Dunlop, Inc. *	15,475	251,004
Washington Federal, Inc.	78,881	1,845,027
Washington Trust Bancorp, Inc.	11,203	410,702
Waterstone Financial, Inc. *	5,152	58,321
Webster Financial Corp.	68,849	2,029,668
WesBanco, Inc.	22,207	699,520
Westamerica Bancorp	21,014	1,163,755
Western Alliance Bancorp *	57,460	1,334,221
Wilshire Bancorp, Inc.	47,375	500,754
Wintrust Financial Corp.	30,252	1,372,231
WSFS Financial Corp.	6,389	485,181

		145,576,518

Capital Goods 10.6%
A.O. Smith Corp.	59,256	3,208,712
AAON, Inc.	22,168	682,109
AAR Corp.	30,864	963,574
Aceto Corp.	20,623	444,013
Actuant Corp., Class A	55,850	2,182,618
Acuity Brands, Inc.	32,611	3,343,606
AECOM Technology Corp. *	76,823	2,232,476

2

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Aegion Corp. *	30,002	653,144
Aerovironment, Inc. *	14,868	448,568
Air Lease Corp.	67,652	2,142,539
Aircastle Ltd.	49,244	921,848
Alamo Group, Inc.	6,371	374,041
Albany International Corp., Class A	22,286	819,233
Alliant Techsystems, Inc.	24,362	2,953,405
Altra Holdings, Inc.	20,196	613,554
Ameresco, Inc., Class A *	11,828	108,581
American Railcar Industries, Inc. (a)	7,186	311,872
American Science & Engineering, Inc.	5,655	405,237
American Woodmark Corp. *	10,479	378,135
Apogee Enterprises, Inc.	21,953	786,356
Applied Industrial Technologies, Inc.	32,160	1,555,901
Armstrong World Industries, Inc. *	26,352	1,401,926
Astec Industries, Inc.	14,309	523,709
Astronics Corp. *	10,660	557,411
Astronics Corp., Class B *	1,998	103,976
AZZ, Inc.	19,342	945,437
Barnes Group, Inc.	34,773	1,269,215
Beacon Roofing Supply, Inc. *	38,201	1,420,313
Blount International, Inc. *	36,516	529,117
Brady Corp., Class A	36,493	1,143,326
Briggs & Stratton Corp.	37,229	752,770
Builders FirstSource, Inc. *	37,640	265,362
CAI International, Inc. *	12,551	288,673
Capstone Turbine Corp. *(a)	235,521	280,270
Chart Industries, Inc. *	23,408	2,277,598
CIRCOR International, Inc.	13,406	1,063,498
CLARCOR, Inc.	38,551	2,333,492
Columbus McKinnon Corp. *	13,751	380,903
Comfort Systems USA, Inc.	27,786	569,613
Crane Co.	37,180	2,316,686
Cubic Corp.	15,980	895,519
Curtiss-Wright Corp.	35,857	1,892,174
DigitalGlobe, Inc. *	51,949	2,057,180
Douglas Dynamics, Inc.	16,186	258,005
DXP Enterprises, Inc. *	7,788	763,068
Dycom Industries, Inc. *	24,897	704,585
EMCOR Group, Inc.	51,169	2,032,944
Encore Wire Corp.	14,054	705,792
EnerSys, Inc.	36,293	2,589,506
Engility Holdings, Inc. *	14,860	473,291
EnPro Industries, Inc. *	15,912	900,619
ESCO Technologies, Inc.	19,778	673,639
Esterline Technologies Corp. *	23,911	2,104,646
Exelis, Inc.	143,522	2,536,034
Federal Signal Corp. *	47,336	739,862
Foster Wheeler AG *	76,323	2,314,877
Franklin Electric Co., Inc.	30,252	1,346,214
GATX Corp.	35,198	1,765,884
GenCorp, Inc. *(a)	46,664	855,818
Generac Holdings, Inc.	52,168	2,778,468
General Cable Corp.	38,751	1,129,204
Gibraltar Industries, Inc. *	25,608	453,262
Global Brass & Copper Holdings, Inc.	9,677	159,671
Global Power Equipment Group, Inc.	13,092	255,687
Graco, Inc.	46,777	3,612,588
GrafTech International Ltd. *	89,554	1,031,662
Graham Corp.	7,517	280,985
Granite Construction, Inc.	27,291	852,844
Great Lakes Dredge & Dock Corp.	39,568	352,551
Griffon Corp.	32,570	418,850
H&E Equipment Services, Inc. *	22,855	652,053
Harsco Corp.	61,493	1,608,042
HD Supply Holdings, Inc. *	40,737	858,329
HEICO Corp.	42,986	2,453,641
Hexcel Corp. *	76,438	3,357,921
Huntington Ingalls Industries, Inc.	37,915	3,117,750
Hyster-Yale Materials Handling, Inc.	8,659	721,814
II-VI, Inc. *	41,793	683,316
Insteel Industries, Inc.	11,884	236,135
ITT Corp.	68,861	2,810,906
John Bean Technologies Corp.	21,690	641,156
Kadant, Inc.	9,035	374,230
Kaman Corp.	20,455	815,336
Kennametal, Inc.	59,370	2,818,888
Kratos Defense & Security Solutions, Inc. *	35,907	240,218
L.B. Foster Co., Class A	7,563	354,478
Layne Christensen Co. *	15,302	254,778
Lennox International, Inc.	35,004	2,884,330
Lindsay Corp. (a)	9,920	757,789
Lydall, Inc. *	12,470	222,340
MasTec, Inc. *	47,715	1,510,180
Meritor, Inc. *	74,010	589,860
Moog, Inc., Class A *	34,668	2,380,652
MRC Global, Inc. *	77,532	2,371,704
Mueller Industries, Inc.	21,820	1,332,766
Mueller Water Products, Inc., Class A	123,655	1,064,670
MYR Group, Inc. *	16,673	423,661
National Presto Industries, Inc. (a)	3,910	299,545
Navistar International Corp. *	51,286	2,061,184
NCI Building Systems, Inc. *	14,614	247,415
Nortek, Inc. *	11,979	874,946
Orbital Sciences Corp. *	46,400	1,089,472
PGT, Inc. *	28,958	289,580
Pike Corp.	21,806	229,181
Ply Gem Holdings, Inc. *	15,707	275,501
Polypore International, Inc. *(a)	35,557	1,350,455
Powell Industries, Inc.	7,148	490,281
Power Solutions International, Inc. *	3,929	293,889
Preformed Line Products Co.	2,268	159,781
Primoris Services Corp.	26,705	768,036
Proto Labs, Inc. *	15,409	1,144,889
Quanex Building Products Corp.	27,775	495,506
Raven Industries, Inc.	28,294	1,136,004
RBC Bearings, Inc. *	17,998	1,230,883
Regal-Beloit Corp.	34,318	2,525,118
Rexnord Corp. *	29,588	719,284
Rush Enterprises, Inc., Class A *	27,684	809,203
Simpson Manufacturing Co., Inc.	31,188	1,132,124
Solarcity Corp. *(a)	24,433	1,277,357
Spirit AeroSystems Holdings, Inc., Class A *	77,174	2,518,959
Standex International Corp.	9,284	547,013

 3

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sun Hydraulics Corp.	19,913	855,662
TAL International Group, Inc. *(a)	26,140	1,428,290
Taser International, Inc. *	37,967	652,653
Teledyne Technologies, Inc. *	28,494	2,642,249
Tennant Co.	14,440	942,354
Terex Corp. *	84,814	3,080,444
Textainer Group Holdings Ltd. (a)	12,416	482,113
The Babcock & Wilcox Co.	84,593	2,746,735
The ExOne Co. *(a)	7,658	408,937
The Gorman-Rupp Co.	11,988	504,335
The Greenbrier Cos., Inc. *	18,035	563,594
The Keyw Holding Corp. *	18,963	234,952
The Manitowoc Co., Inc.	102,388	2,108,169
The Middleby Corp. *	14,573	3,218,301
The Toro Co.	43,522	2,685,743
Thermon Group Holdings, Inc. *	23,963	690,134
Titan International, Inc.	39,691	684,670
Titan Machinery, Inc. *(a)	15,951	284,087
Trex Co., Inc. *	11,595	839,362
TriMas Corp. *	31,670	1,158,489
Trinity Industries, Inc.	59,955	3,112,264
Triumph Group, Inc.	39,671	2,933,274
Tutor Perini Corp. *	30,555	748,292
Twin Disc, Inc.	6,623	190,279
Universal Forest Products, Inc.	15,077	783,552
URS Corp.	57,054	2,965,096
USG Corp. *	70,311	1,925,818
Wabash National Corp. *	51,669	627,262
Watsco, Inc.	20,532	1,970,251
Watts Water Technologies, Inc., Class A	21,953	1,319,814
WESCO International, Inc. *	33,682	2,895,978
Woodward, Inc.	46,115	1,978,333

		186,052,281

Commercial & Professional Services 3.2%
ABM Industries, Inc.	39,923	1,110,259
Acacia Research Corp.	37,517	558,253
Acco Brands Corp. *	85,704	515,938
Barrett Business Services, Inc.	5,152	435,447
CBIZ, Inc. *	30,430	272,653
CDI Corp.	9,238	144,944
Clean Harbors, Inc. *	42,317	2,233,068
Consolidated Graphics, Inc. *	6,271	403,915
Corporate Resource Services, Inc. *(a)	11,376	30,488
Covanta Holding Corp.	99,548	1,781,909
Deluxe Corp.	38,402	1,908,195
EnerNOC, Inc. *	18,561	318,321
Ennis, Inc.	23,285	431,704
Exponent, Inc.	9,921	767,588
Franklin Covey Co. *	10,407	211,782
FTI Consulting, Inc. *	31,139	1,398,452
G&K Services, Inc., Class A	14,798	891,136
GP Strategies Corp. *	15,126	451,209
Healthcare Services Group, Inc.	54,313	1,574,534
Heidrick & Struggles International, Inc.	11,372	207,425
Heritage-Crystal Clean, Inc. *	7,071	131,591
Herman Miller, Inc.	46,064	1,469,902
HNI Corp.	35,004	1,387,559
Huron Consulting Group, Inc. *	18,020	1,071,109
ICF International, Inc. *	15,862	573,887
Innerworkings, Inc. *	26,179	180,112
Insperity, Inc.	17,585	619,871
Interface, Inc.	44,742	897,077
KAR Auction Services, Inc.	104,505	2,883,293
Kelly Services, Inc., Class A	20,855	484,670
Kforce, Inc.	21,953	443,012
Kimball International, Inc., Class B	23,181	345,165
Knoll, Inc.	36,093	640,651
Korn/Ferry International *	38,151	883,577
McGrath RentCorp	18,651	725,337
Mine Safety Appliances Co.	24,161	1,203,701
Mistras Group, Inc. *	10,764	215,818
Mobile Mini, Inc. *	30,988	1,251,915
Multi-Color Corp.	9,838	372,959
Navigant Consulting, Inc. *	38,751	759,520
NL Industries, Inc.	6,865	80,115
On Assignment, Inc. *	35,440	1,206,023
Pendrell Corp. *	114,934	245,959
Performant Financial Corp. *	19,657	206,202
Pitney Bowes, Inc.	153,810	3,563,778
Quad/Graphics, Inc.	20,278	528,242
R.R. Donnelley & Sons Co.	138,530	2,562,805
Resources Connection, Inc.	29,590	420,770
RPX Corp. *	28,210	466,029
Schawk, Inc.	12,652	189,527
SP Plus Corp. *	12,154	297,044
Steelcase, Inc., Class A	47,220	771,103
Team, Inc. *	14,933	611,058
Tetra Tech, Inc. *	50,633	1,447,597
The Advisory Board Co. *	27,292	1,766,338
The Brink’s Co.	37,815	1,267,937
The Corporate Executive Board Co.	25,583	1,883,676
TrueBlue, Inc. *	31,574	806,400
UniFirst Corp.	11,579	1,183,837
United Stationers, Inc.	30,988	1,393,840
US Ecology, Inc.	14,012	539,182
Viad Corp.	14,890	402,030
WageWorks, Inc. *	22,154	1,269,424
West Corp.	15,584	358,899

		55,655,761

Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	10,577	595,168
Beazer Homes USA, Inc. *	19,219	399,947
Black Diamond, Inc. *	18,971	253,263
Brunswick Corp.	69,024	3,154,397
Callaway Golf Co.	51,267	415,263
Cavco Industries, Inc. *	4,893	330,131
Columbia Sportswear Co.	9,771	678,010
Crocs, Inc. *	68,789	949,288
Deckers Outdoor Corp. *	26,269	2,170,870
Ethan Allen Interiors, Inc.	19,542	603,848
Fifth & Pacific Cos., Inc. *	94,478	3,085,651
G-III Apparel Group Ltd. *	12,512	753,848
Harman International Industries, Inc.	51,889	4,205,085
Helen of Troy Ltd. *	22,889	1,114,923

4

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hovnanian Enterprises, Inc., Class A *(a)	93,407	479,178
Iconix Brand Group, Inc. *	41,334	1,640,133
iRobot Corp. *	21,123	701,495
KB Home	64,387	1,128,704
La-Z-Boy, Inc.	41,245	1,206,829
Leapfrog Enterprises, Inc. *(a)	44,323	381,621
Libbey, Inc. *	15,674	360,502
M.D.C Holdings, Inc.	30,452	920,259
M/I Homes, Inc. *	18,864	414,442
Marine Products Corp.	9,251	89,087
Meritage Homes Corp. *	25,231	1,099,567
Movado Group, Inc.	14,187	645,792
NACCO Industries, Inc., Class A	4,422	286,324
Oxford Industries, Inc.	10,507	790,126
Perry Ellis International, Inc.	9,255	143,730
Quiksilver, Inc. *	95,411	849,158
Skechers U.S.A., Inc., Class A *	30,988	1,041,817
Smith & Wesson Holding Corp. *(a)	50,097	592,147
Standard Pacific Corp. *	118,961	973,101
Steven Madden Ltd. *	45,863	1,786,822
Sturm Ruger & Co., Inc. (a)	14,819	1,140,026
Taylor Morrison Home Corp., Class A *	20,759	453,584
Tempur Sealy International, Inc. *	46,700	2,382,634
The Jones Group, Inc.	60,890	854,896
The Ryland Group, Inc.	36,143	1,428,371
TRI Pointe Homes, Inc. *(a)	8,937	177,399
Tumi Holdings, Inc. *	37,914	909,936
Unifi, Inc. *	11,979	332,297
Universal Electronics, Inc. *	11,561	439,434
Vera Bradley, Inc. *(a)	17,160	431,059
WCI Communities, Inc. *	5,524	107,442
William Lyon Homes, Class A *	6,950	151,163
Wolverine World Wide, Inc.	76,546	2,519,129

		45,567,896

Consumer Services 3.9%
AFC Enterprises, Inc. *	18,070	787,671
American Public Education, Inc. *	13,394	605,275
Apollo Education Group, Inc. *	75,686	1,989,785
Ascent Capital Group, Inc., Class A *	9,236	794,111
Bally Technologies, Inc. *	29,624	2,209,062
Biglari Holdings, Inc. *	1,055	511,738
BJ’s Restaurants, Inc. *	18,070	535,595
Bloomin’ Brands, Inc. *	33,778	884,984
Bob Evans Farms, Inc.	20,781	1,155,216
Boyd Gaming Corp. *	57,515	658,547
Bravo Brio Restaurant Group, Inc. *	11,598	185,220
Bridgepoint Education, Inc. *	13,842	256,077
Bright Horizons Family Solutions, Inc. *	16,192	564,291
Brinker International, Inc.	50,484	2,374,263
Buffalo Wild Wings, Inc. *	14,340	2,154,442
Caesars Entertainment Corp. *	30,950	632,618
Capella Education Co. *	8,212	539,693
Carriage Services, Inc.	10,557	198,155
CEC Entertainment, Inc.	12,543	601,437
Choice Hotels International, Inc.	24,061	1,123,889
Churchill Downs, Inc.	9,606	863,099
Chuy’s Holdings, Inc. *	11,692	407,349
Cracker Barrel Old Country Store, Inc.	18,456	2,002,291
Del Frisco’s Restaurant Group, Inc. *	10,444	221,100
Denny’s Corp. *	71,364	513,821
DeVry Education Group, Inc.	43,220	1,536,039
Diamond Resorts International, Inc. *	12,201	218,032
DineEquity, Inc.	12,715	1,069,713
Domino’s Pizza, Inc.	42,419	2,932,425
Education Management Corp. *(a)	13,216	152,645
Fiesta Restaurant Group, Inc. *	16,491	807,564
Grand Canyon Education, Inc. *	35,054	1,596,359
Hillenbrand, Inc.	47,889	1,345,681
Ignite Restaurant Group, Inc. *	4,857	59,984
International Speedway Corp., Class A	20,722	711,386
Interval Leisure Group, Inc.	29,964	802,436
Isle of Capri Casinos, Inc. *	12,836	104,357
ITT Educational Services, Inc. *(a)	13,258	516,929
Jack in the Box, Inc. *	32,996	1,562,361
K12, Inc. *	20,682	435,149
Krispy Kreme Doughnuts, Inc. *	51,619	1,310,090
Life Time Fitness, Inc. *	30,789	1,493,574
LifeLock, Inc. *	50,032	861,551
Marriott Vacations Worldwide Corp. *	23,425	1,223,722
Matthews International Corp., Class A	21,567	909,696
Multimedia Games Holding Co., Inc. *	22,689	657,981
Noodles & Co. *(a)	4,313	175,237
Orient-Express Hotels Ltd., Class A *	69,239	1,019,890
Papa John’s International, Inc.	12,465	1,057,967
Pinnacle Entertainment, Inc. *	45,914	1,154,278
Red Robin Gourmet Burgers, Inc. *	9,921	790,803
Regis Corp.	33,230	531,348
Ruby Tuesday, Inc. *	42,720	301,176
Ruth’s Hospitality Group, Inc.	30,393	437,051
Scientific Games Corp., Class A *	39,329	705,956
SeaWorld Entertainment, Inc.	19,488	581,132
Service Corp. International	161,605	2,920,202
Six Flags Entertainment Corp.	73,993	2,753,280
Sonic Corp. *	40,023	792,055
Sotheby’s	52,105	2,670,902
Speedway Motorsports, Inc.	7,516	151,297
Steiner Leisure Ltd. *	10,632	628,989
Stewart Enterprises, Inc., Class A	57,663	764,035
Strayer Education, Inc.	8,052	299,132
Texas Roadhouse, Inc.	45,278	1,266,878
The Cheesecake Factory, Inc.	37,815	1,843,481
The Marcus Corp.	14,528	211,964
The Wendy’s Co.	215,889	1,858,804
Town Sports International Holdings, Inc.	14,690	201,988
Universal Technical Institute, Inc.	20,075	292,091
Vail Resorts, Inc.	27,360	2,073,614

 5

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Weight Watchers International, Inc. (a)	20,831	675,133

		69,236,086

Diversified Financials 2.7%
Arlington Asset Investment Corp., Class A	11,109	296,721
Artisan Partners Asset Management, Inc.	13,071	806,742
BGC Partners, Inc., Class A	126,947	748,987
Cash America International, Inc.	21,904	823,809
CBOE Holdings, Inc.	66,878	3,496,382
Cohen & Steers, Inc. (a)	14,492	581,274
Cowen Group, Inc., Class A *	81,756	330,294
Credit Acceptance Corp. *	7,495	967,979
DFC Global Corp. *	31,336	313,673
Diamond Hill Investment Group, Inc.	1,972	245,021
E*TRADE Financial Corp. *	218,841	3,921,631
Encore Capital Group, Inc. *	17,334	826,658
Evercore Partners, Inc., Class A	23,918	1,311,902
EZCORP, Inc., Class A *	42,635	497,977
Federated Investors, Inc., Class B (a)	72,686	1,983,601
Financial Engines, Inc.	37,868	2,565,557
First Cash Financial Services, Inc. *	21,953	1,395,772
FXCM, Inc., Class A	20,278	337,832
GAMCO Investors, Inc., Class A	3,209	270,198
GFI Group, Inc.	50,126	189,476
Green Dot Corp., Class A *	16,104	390,522
Greenhill & Co., Inc.	20,212	1,105,799
HFF, Inc., Class A	26,314	674,165
ICG Group, Inc. *	26,795	460,606
Interactive Brokers Group, Inc., Class A	38,074	923,295
INTL FCStone, Inc. *	10,444	217,131
Investment Technology Group, Inc. *	27,932	547,188
Janus Capital Group, Inc.	114,125	1,241,680
KCG Holdings, Inc., Class A *	71,975	860,101
Ladenburg Thalmann Financial Services, Inc. *	87,420	261,386
MarketAxess Holdings, Inc.	28,630	2,014,693
Marlin Business Services Corp.	7,563	187,941
Medallion Financial Corp.	15,126	268,335
Nelnet, Inc., Class A	13,754	618,930
NewStar Financial, Inc. *	16,662	291,585
PHH Corp. *	40,962	984,727
PICO Holdings, Inc. *	18,269	442,658
Piper Jaffray Cos. *	13,134	499,355
Portfolio Recovery Associates, Inc. *	38,641	2,256,634
Pzena Investment Management, Inc., Class A	8,432	79,345
RCS Capital Corp., Class A (a)	1,870	29,976
Safeguard Scientifics, Inc. *	16,598	309,553
Stifel Financial Corp. *	45,178	2,022,619
Virtus Investment Partners, Inc. *	5,234	1,087,625
Waddell & Reed Financial, Inc., Class A	66,121	4,213,891
Walter Investment Management Corp. *	27,704	1,056,354
Westwood Holdings Group, Inc.	5,516	315,956
WisdomTree Investments, Inc. *	75,845	1,161,945
World Acceptance Corp. *	8,399	775,396

		47,210,877

Energy 5.7%
Alon USA Energy, Inc.	18,246	251,795
Alpha Natural Resources, Inc. *	173,202	1,156,989
Apco Oil & Gas International, Inc. *	13,162	207,038
Approach Resources, Inc. *	27,105	574,355
Arch Coal, Inc. (a)	164,317	670,413
Athlon Energy, Inc. *	12,454	406,249
Atwood Oceanics, Inc. *	44,625	2,345,490
Basic Energy Services, Inc. *	18,723	265,679
Berry Petroleum Co., Class A	37,312	1,877,540
Bill Barrett Corp. *	38,546	1,036,502
Bonanza Creek Energy, Inc. *	21,831	1,001,388
BPZ Resources, Inc. *(a)	80,123	168,258
Bristow Group, Inc.	27,709	2,222,262
C&J Energy Services, Inc. *	33,932	804,188
CARBO Ceramics, Inc.	15,426	1,897,861
Carrizo Oil & Gas, Inc. *	28,394	1,148,253
Clayton Williams Energy, Inc. *	4,536	328,406
Clean Energy Fuels Corp. *(a)	50,583	631,782
Cloud Peak Energy, Inc. *	47,186	780,456
Comstock Resources, Inc.	33,906	574,029
Contango Oil & Gas Co.	11,963	563,577
Crosstex Energy, Inc.	33,425	1,086,312
Delek US Holdings, Inc.	27,559	833,935
Diamondback Energy, Inc. *	30,269	1,505,580
Dril-Quip, Inc. *	31,427	3,411,715
Energen Corp.	55,752	4,023,622
Energy XXI Bermuda Ltd.	57,751	1,568,517
EPL Oil & Gas, Inc. *	26,705	765,098
Era Group, Inc. *	13,691	446,737
Evolution Petroleum Corp. *	19,326	238,869
EXCO Resources, Inc. (a)	102,772	543,664
Exterran Holdings, Inc. *	44,600	1,450,392
Forest Oil Corp. *	90,659	400,713
Forum Energy Technologies, Inc. *	34,515	932,250
Geospace Technologies Corp. *	9,771	852,715
Goodrich Petroleum Corp. *	25,434	489,350
Green Plains Renewable Energy, Inc.	16,286	281,422
Gulf Island Fabrication, Inc.	9,326	246,766
Gulfmark Offshore, Inc., Class A	19,542	964,593
Gulfport Energy Corp. *	64,146	3,748,051
Halcon Resources Corp. *(a)	190,502	763,913
Helix Energy Solutions Group, Inc. *	76,352	1,695,778
Hercules Offshore, Inc. *	123,991	792,302
Hornbeck Offshore Services, Inc. *	24,947	1,263,067
ION Geophysical Corp. *	89,387	345,034
Isramco, Inc. *(a)	831	104,706
Jones Energy, Inc., Class A *	9,842	142,217
Key Energy Services, Inc. *	98,809	774,663
KiOR, Inc., Class A *(a)	7,078	16,704
Kodiak Oil & Gas Corp. *	202,435	2,295,613
Kosmos Energy Ltd. *	77,168	803,319

6

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Laredo Petroleum Holdings, Inc. *	45,174	1,219,246
Magnum Hunter Resources Corp. *	120,899	875,309
Matador Resources Co. *	40,701	886,875
Matrix Service Co. *	20,560	456,432
McDermott International, Inc. *	180,346	1,469,820
Midstates Petroleum Co., Inc. *(a)	27,322	164,205
Natural Gas Services Group, Inc. *	9,035	267,978
Newfield Exploration Co. *	103,386	2,905,147
Newpark Resources, Inc. *	66,881	806,585
Northern Oil & Gas, Inc. *	44,642	712,040
Nuverra Environmental Solutions, Inc. *(a)	137,177	235,944
Parker Drilling Co. *	96,617	766,173
Patterson-UTI Energy, Inc.	112,394	2,619,904
PBF Energy, Inc., Class A (a)	29,851	861,201
PDC Energy, Inc. *	27,057	1,593,928
Penn Virginia Corp. *	41,998	450,639
PetroQuest Energy, Inc. *	40,185	164,759
PHI, Inc. *	9,868	419,094
Pioneer Energy Services Corp. *	49,362	356,394
Quicksilver Resources, Inc. *	86,429	252,373
Rentech, Inc.	162,426	293,991
Resolute Energy Corp. *	44,970	405,180
Rex Energy Corp. *	33,140	635,625
RigNet, Inc. *	6,624	281,388
Rosetta Resources, Inc. *	46,569	2,354,994
RPC, Inc.	45,395	802,130
Sanchez Energy Corp. *(a)	29,741	763,451
SandRidge Energy, Inc. *(a)	279,137	1,560,376
SEACOR Holdings, Inc.	14,640	1,362,252
SemGroup Corp., Class A	32,360	1,986,257
Solazyme, Inc. *(a)	39,357	352,639
Stone Energy Corp. *	38,751	1,281,883
Swift Energy Co. *	31,209	415,392
Synergy Resources Corp. *	43,622	411,792
Targa Resources Corp.	22,003	1,784,223
Teekay Corp.	28,871	1,277,542
Tesco Corp. *	22,654	405,054
TETRA Technologies, Inc. *	60,197	742,831
Tidewater, Inc.	37,715	2,151,264
TransAtlantic Petroleum Ltd. *(a)	169,178	134,513
Triangle Petroleum Corp. *	52,071	552,994
Ultra Petroleum Corp. *(a)	118,556	2,426,841
Unit Corp. *	33,296	1,603,535
VAALCO Energy, Inc. *	43,454	262,897
Vantage Drilling Co. *	141,778	265,125
W&T Offshore, Inc.	25,908	445,618
Western Refining, Inc.	42,143	1,646,527
Willbros Group, Inc. *	29,978	262,907
World Fuel Services Corp.	55,454	2,129,434
WPX Energy, Inc. *	152,904	2,842,485

		101,025,313

Food & Staples Retailing 1.1%
Arden Group, Inc., Class A	925	120,241
Casey’s General Stores, Inc.	29,749	2,213,921
Fairway Group Holdings Corp. *	10,755	204,237
Harris Teeter Supermarkets, Inc.	38,115	1,882,119
Ingles Markets, Inc., Class A	8,113	213,128
Natural Grocers by Vitamin Cottage, Inc. *	6,319	232,413
PriceSmart, Inc.	13,320	1,662,203
Rite Aid Corp. *	643,037	3,806,779
Roundy’s, Inc.	19,668	171,308
Spartan Stores, Inc.	27,429	636,362
SUPERVALU, Inc. *	149,721	965,700
Susser Holdings Corp. *	13,451	861,133
The Andersons, Inc.	13,637	1,160,100
The Chefs’ Warehouse, Inc. *	13,843	355,211
The Fresh Market, Inc. *	30,958	1,260,300
The Pantry, Inc. *	17,064	245,551
United Natural Foods, Inc. *	38,049	2,619,674
Village Super Market, Inc., Class A	3,294	127,577
Weis Markets, Inc.	8,199	418,395

		19,156,352

Food, Beverage & Tobacco 1.6%
Alico, Inc.	2,211	86,185
Alliance One International, Inc. *	52,437	162,030
Annie’s, Inc. *	11,464	526,771
B&G Foods, Inc.	40,309	1,395,901
Boulder Brands, Inc. *	43,120	660,167
Cal-Maine Foods, Inc.	11,243	617,803
Calavo Growers, Inc.	9,618	296,523
Chiquita Brands International, Inc. *	34,050	359,908
Coca-Cola Bottling Co. Consolidated	3,243	220,200
Darling International, Inc. *	90,123	1,868,250
Dean Foods Co. *	71,641	1,288,105
Diamond Foods, Inc. *(a)	15,836	391,783
Fresh Del Monte Produce, Inc.	29,616	829,544
J&J Snack Foods Corp.	11,443	983,183
Lancaster Colony Corp.	14,891	1,290,454
Limoneira Co.	7,007	184,634
National Beverage Corp.	8,655	182,794
Pilgrim’s Pride Corp. *	45,914	752,071
Pinnacle Foods, Inc.	23,527	649,110
Post Holdings, Inc. *	25,433	1,288,181
Sanderson Farms, Inc.	15,126	1,033,711
Seaboard Corp.	215	607,375
Seneca Foods Corp., Class A *	5,685	178,111
Snyders-Lance, Inc.	37,865	1,090,891
The Boston Beer Co., Inc., Class A *	6,624	1,621,555
The Hain Celestial Group, Inc. *	36,626	3,028,604
Tootsie Roll Industries, Inc. (a)	16,012	513,185
TreeHouse Foods, Inc. *	27,709	1,943,786
Universal Corp.	18,020	939,923
Vector Group Ltd. (a)	46,664	764,356
WhiteWave Foods Co., Class A *	131,951	2,806,598

		28,561,692

Health Care Equipment & Services 5.9%
Abaxis, Inc.	16,598	597,196
ABIOMED, Inc. *	27,117	775,275
Acadia Healthcare Co., Inc. *	27,105	1,252,251
Accretive Health, Inc. *	39,203	332,441
Accuray, Inc. *	47,931	382,489

 7

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Air Methods Corp.	27,641	1,546,790
Alere, Inc. *	58,582	1,916,803
Align Technology, Inc. *	53,547	2,925,808
Allscripts Healthcare Solutions, Inc. *	120,795	1,804,677
Amedisys, Inc. *	24,030	391,208
AMN Healthcare Services, Inc. *	35,941	498,861
AmSurg Corp. *	24,462	1,182,004
Analogic Corp.	9,285	897,117
AngioDynamics, Inc. *	19,236	297,196
Antares Pharma, Inc. *(a)	82,810	326,271
ArthroCare Corp. *	22,689	855,829
athenahealth, Inc. *	28,077	3,682,860
Atrion Corp.	1,064	299,495
Bio-Reference Labs, Inc. *(a)	18,120	529,104
BioScrip, Inc. *	47,040	320,342
Brookdale Senior Living, Inc. *	77,190	2,250,860
Cantel Medical Corp.	25,814	963,379
Capital Senior Living Corp. *	20,095	448,721
Cardiovascular Systems, Inc. *	18,747	622,400
Centene Corp. *	41,629	2,486,500
Chemed Corp. (a)	13,528	1,054,237
Computer Programs & Systems, Inc.	8,249	507,478
CONMED Corp.	20,871	849,658
CorVel Corp. *	9,638	446,143
Cyberonics, Inc. *	19,530	1,342,102
Cynosure, Inc., Class A *	15,342	397,204
Dexcom, Inc. *	50,583	1,673,791
Emeritus Corp. *	29,681	668,119
Endologix, Inc. *	48,105	859,636
Exactech, Inc. *	6,624	164,805
ExamWorks Group, Inc. *	20,352	600,588
Five Star Quality Care, Inc. *	29,232	144,114
GenMark Diagnostics, Inc. *	27,674	329,321
Gentiva Health Services, Inc. *	26,840	331,474
Globus Medical, Inc., Class A *	41,743	803,970
Greatbatch, Inc. *	18,067	734,062
Haemonetics Corp. *	40,023	1,691,372
Hanger, Inc. *	26,605	1,033,338
Health Management Associates, Inc., Class A *	198,375	2,596,729
Health Net, Inc. *	60,506	1,848,458
HealthSouth Corp.	66,549	2,381,789
HealthStream, Inc. *	15,948	536,491
Healthways, Inc. *	24,967	349,788
HeartWare International, Inc. *	10,914	1,052,110
Hill-Rom Holdings, Inc.	44,694	1,850,779
HMS Holdings Corp. *	66,931	1,533,389
ICU Medical, Inc. *	9,719	638,393
Insulet Corp. *	41,881	1,550,435
Integra LifeSciences Holdings Corp. *	15,526	721,183
Invacare Corp.	20,686	463,366
IPC The Hospitalist Co. *	13,396	842,341
Kindred Healthcare, Inc.	40,198	676,934
Landauer, Inc.	7,606	403,118
LHC Group, Inc. *	10,567	250,966
LifePoint Hospitals, Inc. *	37,037	1,897,406
Magellan Health Services, Inc. *	20,481	1,253,437
MAKO Surgical Corp. *	34,125	1,022,385
Masimo Corp. *	39,440	1,129,167
MedAssets, Inc. *	46,659	1,005,035
Medidata Solutions, Inc. *	19,092	2,270,230
Meridian Bioscience, Inc.	32,210	791,722
Merit Medical Systems, Inc. *	34,133	558,757
Molina Healthcare, Inc. *	22,353	751,061
MWI Veterinary Supply, Inc. *	9,772	1,780,165
National Healthcare Corp.	6,906	385,355
National Research Corp., Class A *	9,142	167,390
Natus Medical, Inc. *	21,178	487,729
Neogen Corp. *	27,105	1,378,831
NuVasive, Inc. *	33,732	1,121,589
NxStage Medical, Inc. *	45,781	467,424
Omnicell, Inc. *	26,831	650,652
OraSure Technologies, Inc. *	42,273	259,979
Orthofix International N.V. *	13,687	296,050
Owens & Minor, Inc.	48,239	1,841,283
PharMerica Corp. *	22,550	509,179
PhotoMedex, Inc. *(a)	7,227	88,025
Quality Systems, Inc.	32,311	754,785
Quidel Corp. *	23,425	589,373
Select Medical Holdings Corp.	45,765	396,325
Spectranetics Corp. *	30,078	699,614
STERIS Corp.	45,028	2,077,592
SurModics, Inc. *	10,031	241,948
Symmetry Medical, Inc. *	27,131	266,155
Team Health Holdings, Inc. *	54,007	2,523,747
TearLab Corp. *	20,215	189,415
Teleflex, Inc.	31,357	3,082,707
The Ensign Group, Inc.	14,164	639,788
The Providence Service Corp. *	9,035	247,740
Thoratec Corp. *	44,694	1,759,603
Tornier NV *	18,692	338,138
Triple-S Management Corp., Class B *	16,492	334,128
Universal American Corp.	25,248	195,167
US Physical Therapy, Inc.	9,771	329,869
Vascular Solutions, Inc. *	11,243	234,417
VCA Antech, Inc. *	67,567	2,023,632
Vocera Communications, Inc. *	15,260	271,170
Volcano Corp. *	42,148	959,710
WellCare Health Plans, Inc. *	33,152	2,463,194
West Pharmaceutical Services, Inc.	53,210	2,656,243
Wright Medical Group, Inc. *	36,691	1,093,759

		103,394,628

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	29,621	231,636
Elizabeth Arden, Inc. *	20,079	793,723
Harbinger Group, Inc. *	25,238	302,856
Inter Parfums, Inc.	13,234	481,717
Lifevantage Corp. *(a)	81,767	156,993
Medifast, Inc. *	9,707	262,963
Nature’s Sunshine Products, Inc.	7,563	145,134
Nu Skin Enterprises, Inc., Class A	44,726	5,717,772
Revlon, Inc., Class A *	8,732	230,525
Spectrum Brands Holdings, Inc.	16,263	1,147,842
Star Scientific, Inc. *(a)	106,654	138,650
Synutra International, Inc. *(a)	10,004	89,636
USANA Health Sciences, Inc. *	4,860	355,315

8

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WD-40 Co.	11,343	853,674

		10,908,436

Insurance 3.4%
Allied World Assurance Co. Holdings AG	26,689	3,006,516
Ambac Financial Group, Inc. *	33,615	794,995
American Equity Investment Life Holding Co.	49,511	1,173,906
American National Insurance Co.	3,480	402,114
AMERISAFE, Inc.	13,954	612,302
AmTrust Financial Services, Inc. (a)	23,065	964,348
Argo Group International Holdings Ltd.	20,730	980,322
Aspen Insurance Holdings Ltd.	51,472	2,080,498
Assurant, Inc.	57,923	3,761,520
Assured Guaranty Ltd.	128,760	3,023,285
Baldwin & Lyons, Inc., Class B	6,624	184,942
Citizens, Inc. *	34,587	304,711
CNO Financial Group, Inc.	169,436	2,866,857
Crawford & Co., Class B	18,924	195,674
Donegal Group, Inc., Class A	5,312	85,736
eHealth, Inc. *	13,991	633,932
EMC Insurance Group, Inc.	3,037	94,694
Employers Holdings, Inc.	23,475	766,224
Endurance Specialty Holdings Ltd.	33,932	1,930,731
Enstar Group Ltd. *	7,030	979,349
FBL Financial Group, Inc., Class A	8,113	372,468
First American Financial Corp.	81,488	2,156,172
Global Indemnity plc *	7,603	202,544
Greenlight Capital Re Ltd., Class A *	22,739	773,353
Hilltop Holdings, Inc. *	48,652	1,153,539
Horace Mann Educators Corp.	30,252	929,341
Infinity Property & Casualty Corp.	9,035	644,647
Kansas City Life Insurance Co.	2,338	116,783
Kemper Corp.	39,893	1,496,785
Maiden Holdings Ltd.	39,087	494,841
MBIA, Inc. *	109,369	1,409,766
Meadowbrook Insurance Group, Inc.	34,360	253,920
Mercury General Corp.	27,658	1,329,520
Montpelier Re Holdings Ltd.	35,828	1,041,162
National Interstate Corp.	13,282	381,725
National Western Life Insurance Co., Class A	1,772	379,066
Old Republic International Corp.	184,199	3,168,223
OneBeacon Insurance Group Ltd., Class A	15,276	242,888
Platinum Underwriters Holdings Ltd.	22,305	1,414,137
Primerica, Inc.	41,683	1,793,620
ProAssurance Corp.	47,136	2,266,299
Protective Life Corp.	59,820	2,870,164
RLI Corp.	13,001	1,311,671
Safety Insurance Group, Inc.	10,120	568,238
Selective Insurance Group, Inc.	43,706	1,232,072
StanCorp Financial Group, Inc.	34,569	2,216,219
State Auto Financial Corp.	10,309	232,777
Stewart Information Services Corp.	16,938	539,645
Symetra Financial Corp.	73,624	1,411,372
The Hanover Insurance Group, Inc.	33,383	2,013,329
The Navigators Group, Inc. *	8,299	554,705
Tower Group International Ltd.	27,784	115,581
United Fire Group, Inc.	16,698	496,766

		60,425,994

Materials 5.8%
A. Schulman, Inc.	22,739	777,674
A.M. Castle & Co. *	11,346	158,731
Advanced Emissions Solutions, Inc. *	7,563	438,578
AEP Industries, Inc. *	2,944	151,793
AK Steel Holding Corp. *(a)	106,806	604,522
Allegheny Technologies, Inc.	82,276	2,733,209
Allied Nevada Gold Corp. *(a)	78,786	261,570
AMCOL International Corp.	19,092	594,907
American Vanguard Corp.	19,375	556,644
Aptargroup, Inc.	50,530	3,280,408
Axiall Corp.	53,258	2,412,587
Balchem Corp.	23,375	1,382,631
Berry Plastics Group, Inc. *	58,994	1,265,421
Boise Cascade Co. *	17,143	439,889
Cabot Corp.	45,279	2,209,615
Calgon Carbon Corp. *	41,698	863,566
Carpenter Technology Corp.	40,293	2,429,265
Century Aluminum Co. *	45,420	408,780
Chemtura Corp. *	74,494	1,966,642
Clearwater Paper Corp. *	16,750	886,913
Cliffs Natural Resources, Inc. (a)	116,706	2,918,817
Coeur Mining, Inc. *	79,754	878,889
Commercial Metals Co.	89,151	1,731,312
Compass Minerals International, Inc.	25,970	1,858,153
Cytec Industries, Inc.	27,776	2,485,396
Deltic Timber Corp.	8,683	547,116
Domtar Corp.	24,848	2,124,752
Eagle Materials, Inc.	37,781	2,946,918
Ferro Corp. *	65,659	914,630
Flotek Industries, Inc. *	36,601	766,425
FutureFuel Corp.	17,194	287,484
Globe Specialty Metals, Inc.	48,725	867,305
Gold Resource Corp. (a)	26,368	136,059
Graphic Packaging Holding Co. *	178,484	1,602,786
Greif, Inc., Class A	23,426	1,287,259
H.B. Fuller Co.	38,301	1,962,160
Hawkins, Inc.	7,563	285,579
Haynes International, Inc.	9,771	529,784
Headwaters, Inc. *	55,252	533,734
Hecla Mining Co.	262,597	774,661
Horsehead Holding Corp. *	34,824	521,315
Innophos Holdings, Inc.	16,598	796,372
Innospec, Inc.	17,936	873,663
Intrepid Potash, Inc. (a)	41,462	640,588
Kaiser Aluminum Corp.	14,237	958,435
KapStone Paper & Packaging Corp.	30,709	1,636,176
Koppers Holdings, Inc.	15,576	737,991
Kraton Performance Polymers, Inc. *	24,311	566,203
Kronos Worldwide, Inc.	15,477	257,847
Landec Corp. *	24,964	293,077

 9

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Louisiana-Pacific Corp. *	106,961	1,754,160
LSB Industries, Inc. *	14,902	478,056
Materion Corp.	15,126	435,024
McEwen Mining, Inc. *(a)	169,751	344,595
Mercer International, Inc. *	24,466	232,427
Minerals Technologies, Inc.	26,906	1,598,216
Molycorp, Inc. *(a)	139,101	664,903
Myers Industries, Inc.	20,252	409,900
Neenah Paper, Inc.	12,186	511,690
NewMarket Corp.	8,699	2,818,041
Olin Corp.	62,382	1,548,945
OM Group, Inc. *	25,097	826,695
Omnova Solutions, Inc. *	36,417	319,013
P.H. Glatfelter Co.	33,096	926,357
PolyOne Corp.	73,876	2,398,015
Quaker Chemical Corp.	9,771	791,842
Resolute Forest Products *	72,976	1,182,211
RTI International Metals, Inc. *	23,625	823,804
Schnitzer Steel Industries, Inc., Class A	21,629	662,604
Schweitzer-Mauduit International, Inc.	24,312	1,254,742
Sensient Technologies Corp.	38,152	1,874,789
Silgan Holdings, Inc.	33,315	1,557,476
Sonoco Products Co.	76,548	3,066,513
Steel Dynamics, Inc.	168,337	3,067,100
Stepan Co.	14,562	924,105
Stillwater Mining Co. *	92,667	1,040,650
SunCoke Energy, Inc. *	54,213	1,229,009
Taminco Corp. *	12,526	269,560
Texas Industries, Inc. *	16,598	964,676
The Scotts Miracle-Gro Co., Class A	33,483	1,961,434
Tredegar Corp.	18,764	491,242
Tronox Ltd., Class A	46,682	991,992
United States Lime & Minerals, Inc. *	1,771	102,204
United States Steel Corp. (a)	110,271	2,956,366
US Silica Holdings, Inc. (a)	35,282	1,217,582
Walter Energy, Inc. (a)	48,675	692,645
Wausau Paper Corp.	36,009	437,149
Worthington Industries, Inc.	40,309	1,690,156
Zep, Inc.	19,400	373,644
Zoltek Cos., Inc. *	18,970	317,368

		101,751,131

Media 1.7%
Belo Corp., Class A	69,692	956,871
Carmike Cinemas, Inc. *	17,517	419,357
Central European Media Enterprises Ltd., Class A *	50,229	125,573
Cinemark Holdings, Inc.	79,150	2,611,158
Clear Channel Outdoor Holdings, Inc., Class A	28,778	254,685
Crown Media Holdings, Inc., Class A *	16,679	55,875
Cumulus Media, Inc., Class A *	69,593	485,759
Digital Generation, Inc. *	16,158	190,826
DreamWorks Animation SKG, Inc., Class A *	55,536	1,769,377
E.W. Scripps Co., Class A *	24,700	500,669
Entercom Communications Corp., Class A *	12,135	127,053
Graham Holdings Co., Class B	3,329	2,242,081
Gray Television, Inc. *	32,227	394,781
Harte-Hanks, Inc.	30,180	240,233
Hemisphere Media Group, Inc. *(a)	1,714	19,111
John Wiley & Sons, Inc., Class A	35,959	1,832,471
Journal Communications, Inc., Class A *	34,139	329,783
Live Nation Entertainment, Inc. *	107,407	1,973,067
Loral Space & Communications, Inc.	9,958	785,985
Meredith Corp.	28,689	1,530,271
Morningstar, Inc.	16,262	1,356,413
National CineMedia, Inc.	44,765	834,867
Nexstar Broadcasting Group, Inc., Class A	21,280	1,056,978
ReachLocal, Inc. *	8,335	105,438
Regal Entertainment Group, Class A	61,877	1,205,364
Rentrak Corp. *	9,035	360,496
Saga Communications, Inc., Class A	3,680	189,888
Scholastic Corp.	20,067	612,846
Sinclair Broadcast Group, Inc., Class A	57,227	1,878,190
Starz, Class A *	73,108	2,067,494
The McClatchy Co., Class A *(a)	40,954	128,596
The New York Times Co., Class A	95,511	1,333,334
Valassis Communications, Inc.	28,780	844,981
World Wrestling Entertainment, Inc., Class A	20,225	309,645

		29,129,516

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
ACADIA Pharmaceuticals, Inc. *	57,984	1,350,447
Achillion Pharmaceuticals, Inc. *	68,486	236,962
Acorda Therapeutics, Inc. *	31,020	1,079,806
Aegerion Pharmaceuticals, Inc. *	18,538	1,314,900
Affymetrix, Inc. *	62,138	527,552
Agios Pharmaceuticals, Inc. *(a)	4,718	82,801
Akorn, Inc. *	55,304	1,424,078
Alkermes plc *	103,434	4,176,665
Alnylam Pharmaceuticals, Inc. *	40,023	2,449,408
AMAG Pharmaceuticals, Inc. *	17,238	422,848
Arena Pharmaceuticals, Inc. *(a)	170,072	1,108,869
ARIAD Pharmaceuticals, Inc. *	141,142	684,539
Array BioPharma, Inc. *	77,450	443,014
Auxilium Pharmaceuticals, Inc. *	35,323	720,942
AVANIR Pharmaceuticals, Inc., Class A *	111,053	493,075
Bio-Rad Laboratories, Inc., Class A *	15,476	1,897,667
Bluebird Bio, Inc. *(a)	4,666	95,280
Bruker Corp. *	82,826	1,601,855
Cadence Pharmaceuticals, Inc. *	42,050	379,291
Cambrex Corp. *	24,897	485,491
Celldex Therapeutics, Inc. *	61,776	1,714,902
Cepheid, Inc. *	51,905	2,357,525
Charles River Laboratories International, Inc. *	37,379	1,950,062

10

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ChemoCentryx, Inc. *(a)	14,659	75,787
Chimerix, Inc. *	8,898	142,546
Clovis Oncology, Inc. *	15,399	928,252
Cubist Pharmaceuticals, Inc. *	56,560	3,874,926
Curis, Inc. *	59,373	189,994
Dendreon Corp. *(a)	115,037	341,660
Depomed, Inc. *	44,128	389,209
Dyax Corp. *	93,900	798,150
Emergent Biosolutions, Inc. *	22,273	500,029
Enanta Pharmaceuticals, Inc. *	2,214	59,844
Endocyte, Inc. *	23,604	272,390
Epizyme, Inc. *	4,210	88,157
Exact Sciences Corp. *	51,694	634,802
Exelixis, Inc. *(a)	129,144	752,910
Fluidigm Corp. *	19,442	617,867
Furiex Pharmaceuticals, Inc. *	5,738	258,210
Genomic Health, Inc. *	13,414	471,905
Halozyme Therapeutics, Inc. *	69,472	1,025,407
Hi-Tech Pharmacal Co., Inc.	8,363	363,205
Hyperion Therapeutics, Inc. *	5,054	129,079
Idenix Pharmaceuticals, Inc. *(a)	73,327	393,766
ImmunoGen, Inc. *	66,495	966,172
Impax Laboratories, Inc. *	50,649	1,217,602
Infinity Pharmaceuticals, Inc. *	33,662	491,802
Intercept Pharmaceuticals, Inc. *	7,774	407,124
InterMune, Inc. *	64,220	888,163
Intrexon Corp. *(a)	8,336	190,811
Ironwood Pharmaceuticals, Inc. *	81,062	925,728
Isis Pharmaceuticals, Inc. *	89,078	3,452,663
Jazz Pharmaceuticals plc *	40,630	4,750,460
Keryx Biopharmaceuticals, Inc. *	60,790	844,373
KYTHERA Biopharmaceuticals, Inc. *	9,503	370,427
Lexicon Pharmaceuticals, Inc. *	172,191	413,258
Ligand Pharmaceuticals, Inc., Class B *	15,712	874,844
Luminex Corp. *	28,163	551,150
Mallinckrodt plc *	43,954	2,283,850
MannKind Corp. *(a)	134,492	671,115
Merrimack Pharmaceuticals, Inc. *(a)	67,752	266,943
MiMedx Group, Inc. *(a)	63,152	397,858
Momenta Pharmaceuticals, Inc. *	38,453	684,079
Myriad Genetics, Inc. *(a)	61,376	1,825,936
Navidea Biopharmaceuticals, Inc. *(a)	80,552	130,494
Nektar Therapeutics *	88,248	1,108,395
Neurocrine Biosciences, Inc. *	48,451	475,789
NewLink Genetics Corp. *(a)	12,715	286,087
Novavax, Inc. *	133,015	494,816
NPS Pharmaceuticals, Inc. *	70,711	1,867,477
OncoMed Pharmaceuticals, Inc. *(a)	3,865	52,023
Onconova Therapeutics, Inc. *(a)	4,118	60,411
Opko Health, Inc. *(a)	164,915	1,738,204
Orexigen Therapeutics, Inc. *	69,405	474,036
Organovo Holdings, Inc. *(a)	51,895	460,828
Osiris Therapeutics, Inc. *(a)	13,258	233,142
Pacira Pharmaceuticals, Inc. *	25,378	1,400,612
PAREXEL International Corp. *	42,834	1,765,617
PDL BioPharma, Inc. (a)	109,901	1,073,733
Portola Pharmaceuticals, Inc. *	6,715	167,875
Prestige Brands Holdings, Inc. *	38,987	1,373,902
PTC Therapeutics, Inc. *	6,567	102,905
Puma Biotechnology, Inc. *	14,633	728,577
Questcor Pharmaceuticals, Inc. (a)	42,049	2,439,262
Raptor Pharmaceutical Corp. *(a)	43,906	609,854
Receptos, Inc. *	4,142	95,846
Rigel Pharmaceuticals, Inc. *	65,249	173,562
Sagent Pharmaceuticals, Inc. *	16,165	367,107
Salix Pharmaceuticals Ltd. *	47,020	3,987,766
Sangamo BioSciences, Inc. *	46,764	570,988
Santarus, Inc. *	47,742	1,536,338
Sarepta Therapeutics, Inc. *(a)	24,168	450,492
Sciclone Pharmaceuticals, Inc. *	34,335	167,555
Sequenom, Inc. *(a)	77,933	204,964
Spectrum Pharmaceuticals, Inc.	36,874	355,097
Sunesis Pharmaceuticals, Inc. *	33,291	168,120
Synageva BioPharma Corp. *	14,439	872,260
Synergy Pharmaceuticals, Inc. *	67,277	308,801
Synta Pharmaceuticals Corp. *(a)	33,932	172,035
Techne Corp.	25,283	2,162,708
TESARO, Inc. *	11,898	464,022
The Medicines Co. *	48,208	1,764,895
TherapeuticsMD, Inc. *	68,620	335,552
Theravance, Inc. *	58,404	2,205,335
Threshold Pharmaceuticals, Inc. *	33,372	164,524
United Therapeutics Corp. *	35,023	3,232,973
ViroPharma, Inc. *	49,947	2,472,876
VIVUS, Inc. *(a)	77,005	771,590
XOMA Corp. *	42,785	204,512
ZIOPHARM Oncology, Inc. *(a)	57,749	241,391

		102,275,780

Real Estate 8.6%
Acadia Realty Trust	43,424	1,127,721
AG Mortgage Investment Trust, Inc.	21,953	347,736
Agree Realty Corp.	9,343	273,750
Alexander & Baldwin, Inc.	33,632	1,270,953
Alexander’s, Inc.	1,579	508,817
Altisource Portfolio Solutions S.A. *	13,068	2,103,687
Altisource Residential Corp.	28,432	791,831
American Assets Trust, Inc.	27,105	845,405
American Capital Mortgage Investment Corp.	44,156	834,107
American Homes 4 Rent, Class A *	38,487	631,187
American Realty Capital Properties, Inc. (a)	140,916	1,847,409
American Residential Properties, Inc. *	8,718	153,088
AmREIT, Inc., Class B	13,642	237,507
Anworth Mortgage Asset Corp.	107,257	477,294
Apollo Commercial Real Estate Finance, Inc.	27,105	450,756
Apollo Residential Mortgage, Inc.	22,527	340,608
ARMOUR Residential REIT, Inc.	285,145	1,114,917
Ashford Hospitality Prime, Inc. *	10,828	221,541
Ashford Hospitality Trust, Inc.	54,156	444,621
Associated Estates Realty Corp.	37,551	597,436
Aviv REIT, Inc.	10,635	273,320

 11

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BioMed Realty Trust, Inc.	146,472	2,721,450
Blackstone Mortgage Trust, Inc., Class A	21,952	567,240
Brandywine Realty Trust	121,928	1,619,204
Campus Crest Communities, Inc.	48,084	478,436
Capstead Mortgage Corp.	73,146	879,946
CBL & Associates Properties, Inc.	129,540	2,339,492
Cedar Realty Trust, Inc.	55,425	321,465
Chambers Street Properties (a)	180,304	1,491,114
Chesapeake Lodging Trust	37,615	897,870
Chimera Investment Corp.	795,801	2,347,613
Colony Financial, Inc.	54,480	1,101,586
CommonWealth REIT	84,787	2,023,866
Coresite Realty Corp.	17,239	557,854
Corporate Office Properties Trust	67,777	1,506,683
Cousins Properties, Inc.	138,417	1,482,446
CubeSmart	96,783	1,569,820
CyrusOne, Inc.	14,036	286,755
CYS Investments, Inc.	135,006	1,080,048
DCT Industrial Trust, Inc.	242,519	1,809,192
DiamondRock Hospitality Co.	152,776	1,746,230
Douglas Emmett, Inc.	98,926	2,273,320
DuPont Fabros Technology, Inc.	49,954	1,172,420
EastGroup Properties, Inc.	23,475	1,422,350
Education Realty Trust, Inc.	87,898	764,713
EPR Properties	38,862	1,954,370
Equity Lifestyle Properties, Inc.	60,354	2,142,567
Equity One, Inc.	48,708	1,091,059
Excel Trust, Inc.	39,800	466,456
FelCor Lodging Trust, Inc. *	82,900	606,828
First Industrial Realty Trust, Inc.	76,569	1,336,895
First Potomac Realty Trust	42,617	511,404
Forest City Enterprises, Inc., Class A *	123,492	2,408,094
Forestar Group, Inc. *	26,427	511,627
Franklin Street Properties Corp.	65,815	846,381
Getty Realty Corp.	19,518	359,717
Glimcher Realty Trust	112,545	1,092,812
Government Properties Income Trust	43,220	1,072,288
Hatteras Financial Corp.	77,008	1,286,804
Healthcare Realty Trust, Inc.	73,057	1,616,751
Healthcare Trust of America, Inc., Class A	132,167	1,341,495
Hersha Hospitality Trust	147,539	845,398
Highwoods Properties, Inc.	68,472	2,459,514
Home Properties, Inc.	43,599	2,292,435
Hospitality Properties Trust	113,606	3,086,675
Hudson Pacific Properties, Inc.	32,696	678,115
Inland Real Estate Corp.	65,376	708,676
Invesco Mortgage Capital, Inc.	104,932	1,584,473
Investors Real Estate Trust	80,743	711,346
iStar Financial, Inc. *	62,953	810,835
Kennedy-Wilson Holdings, Inc.	45,176	930,174
Kite Realty Group Trust	80,597	527,910
LaSalle Hotel Properties	77,410	2,424,481
Lexington Realty Trust	157,655	1,619,117
LTC Properties, Inc.	26,621	1,025,175
Mack-Cali Realty Corp.	66,833	1,360,720
Medical Properties Trust, Inc.	120,220	1,588,106
MFA Financial, Inc.	276,366	2,014,708
Mid-America Apartment Communities, Inc.	57,110	3,440,306
Monmouth Real Estate Investment Corp., Class A	31,434	302,395
National Health Investors, Inc.	18,856	1,110,053
New York Mortgage Trust, Inc.	45,154	316,530
NorthStar Realty Finance Corp.	182,072	1,798,871
OMEGA Healthcare Investors, Inc.	89,386	2,922,028
One Liberty Properties, Inc.	9,035	186,211
Parkway Properties, Inc.	31,232	571,233
Pebblebrook Hotel Trust	46,900	1,422,477
Pennsylvania REIT	55,003	989,504
Pennymac Mortgage Investment Trust	54,417	1,228,736
Piedmont Office Realty Trust, Inc., Class A	127,742	2,092,414
Post Properties, Inc.	41,650	1,785,119
Potlatch Corp.	30,738	1,224,909
PS Business Parks, Inc.	14,187	1,111,126
RAIT Financial Trust	50,319	413,119
Ramco-Gershenson Properties Trust	45,168	722,688
Redwood Trust, Inc.	64,487	1,198,168
Resource Capital Corp.	95,137	572,725
Retail Opportunity Investments Corp.	46,225	673,498
Retail Properties of America, Inc., Class A	138,871	1,851,150
Rexford Industrial Realty, Inc. *	15,864	220,986
RLJ Lodging Trust	93,580	2,259,021
Rouse Properties, Inc. (a)	18,201	443,922
Ryman Hospitality Properties, Inc. (a)	40,249	1,685,226
Sabra Health Care REIT, Inc.	28,494	760,220
Saul Centers, Inc.	9,234	449,049
Select Income REIT	21,266	583,539
Silver Bay Realty Trust Corp.	28,471	455,821
Sovran Self Storage, Inc.	24,361	1,625,853
Spirit Realty Capital, Inc.	272,302	2,703,959
STAG Industrial, Inc.	33,196	719,689
Starwood Property Trust, Inc.	142,723	3,977,690
Strategic Hotels & Resorts, Inc. *	140,589	1,255,460
Summit Hotel Properties, Inc.	61,775	560,917
Sun Communities, Inc.	25,557	1,042,726
Sunstone Hotel Investors, Inc.	127,035	1,660,347
Tanger Factory Outlet Centers	71,951	2,379,420
Tejon Ranch Co. *	10,551	376,354
The Geo Group, Inc.	56,022	1,837,522
The Howard Hughes Corp. *	23,843	2,720,963
The St. Joe Co. *(a)	71,853	1,274,672
Thomas Properties Group, Inc.	31,277	216,124
Two Harbors Investment Corp.	278,824	2,579,122
Universal Health Realty Income Trust	10,127	429,182
Urstadt Biddle Properties, Inc., Class A	20,448	389,739
Washington REIT	52,105	1,236,973
Western Asset Mortgage Capital Corp. (a)	15,674	254,389
Whitestone REIT	16,652	222,970
Winthrop Realty Trust	22,381	258,724

		151,182,049

12

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 4.8%
1-800-FLOWERS.COM, Inc., Class A *	14,103	71,784
Aaron’s, Inc.	57,393	1,643,736
Aeropostale, Inc. *(a)	59,418	613,194
America’s Car-Mart, Inc. *	7,007	294,504
American Eagle Outfitters, Inc.	129,254	2,102,963
Ann, Inc. *	34,924	1,245,739
Asbury Automotive Group, Inc. *	24,112	1,251,895
Ascena Retail Group, Inc. *	97,053	2,067,229
Barnes & Noble, Inc. *	27,704	464,873
bebe stores, Inc.	25,111	147,904
Big 5 Sporting Goods Corp.	12,146	226,159
Big Lots, Inc. *	45,028	1,725,923
Blue Nile, Inc. *	9,807	451,710
Brown Shoe Co., Inc.	30,252	778,384
Cabela’s, Inc. *	35,891	2,198,324
Chico’s FAS, Inc.	122,594	2,291,282
Conn’s, Inc. *	18,846	1,136,979
Core-Mark Holding Co., Inc.	9,221	680,694
CST Brands, Inc.	57,158	1,879,927
Destination Maternity Corp.	9,771	298,406
DSW, Inc., Class A	55,490	2,487,617
Express, Inc. *	68,309	1,681,084
Five Below, Inc. *	35,898	1,908,338
Francesca’s Holdings Corp. *	33,375	654,817
Fred’s, Inc., Class A	24,924	432,681
FTD Cos., Inc. *	13,780	454,464
Genesco, Inc. *	18,407	1,378,868
GNC Holdings, Inc., Class A	75,062	4,517,231
Gordmans Stores, Inc.	4,638	48,467
Group 1 Automotive, Inc.	16,162	1,106,289
Guess?, Inc.	45,279	1,551,259
Haverty Furniture Cos., Inc.	15,951	454,604
hhgregg, Inc. *	12,092	180,171
Hibbett Sports, Inc. *(a)	20,112	1,298,632
HomeAway, Inc. *	44,841	1,636,696
HSN, Inc.	25,533	1,465,594
J.C. Penney Co., Inc. *(a)	236,167	2,406,542
Jos. A. Bank Clothiers, Inc. *	21,717	1,233,960
Liberty Ventures, Series A *	26,929	3,273,220
Lithia Motors, Inc., Class A	17,923	1,184,352
Lumber Liquidators Holdings, Inc. *	21,014	2,115,900
MarineMax, Inc. *	17,523	275,462
Mattress Firm Holding Corp. *	11,353	421,537
Monro Muffler Brake, Inc.	23,425	1,242,930
Murphy USA, Inc. *	33,814	1,530,083
New York & Co., Inc. *	22,874	117,344
Nutrisystem, Inc.	22,287	438,608
Office Depot, Inc. *	362,012	1,969,345
Orbitz Worldwide, Inc. *	20,366	140,933
Outerwall, Inc. *(a)	21,853	1,494,745
Overstock.com, Inc. *	11,225	314,300
Penske Automotive Group, Inc.	32,360	1,437,431
PetMed Express, Inc.	14,197	224,029
Pier 1 Imports, Inc.	81,781	1,822,898
Pool Corp.	35,607	1,995,416
RadioShack Corp. *(a)	69,898	203,403
Rent-A-Center, Inc.	40,676	1,385,425
Restoration Hardware Holdings, Inc. *	20,721	1,564,435
RetailMeNot, Inc. *	7,230	207,284
Sears Hometown & Outlet Stores, Inc. *	9,026	288,651
Select Comfort Corp. *	42,787	903,234
Shoe Carnival, Inc.	11,382	329,281
Shutterfly, Inc. *	28,763	1,358,476
Sonic Automotive, Inc., Class A	25,803	612,047
Stage Stores, Inc.	24,161	507,623
Stein Mart, Inc.	20,272	298,809
Systemax, Inc.	9,800	112,406
The Bon-Ton Stores, Inc. (a)	8,299	147,556
The Buckle, Inc.	22,048	1,169,867
The Cato Corp., Class A	21,485	731,349
The Children’s Place Retail Stores, Inc. *	17,235	947,925
The Finish Line, Inc., Class A	38,987	1,029,647
The Men’s Wearhouse, Inc.	34,600	1,768,752
The Pep Boys-Manny, Moe & Jack *	39,679	543,602
The Wet Seal, Inc., Class A *	60,676	202,051
Tile Shop Holdings, Inc. *(a)	20,182	338,049
Tilly’s, Inc., Class A *	6,213	74,805
Tuesday Morning Corp. *	28,094	389,102
Vitacost.com, Inc. *	11,746	67,422
Vitamin Shoppe, Inc. *	23,425	1,271,275
VOXX International Corp. *	14,375	256,450
West Marine, Inc. *	9,235	125,042
Weyco Group, Inc.	3,713	108,977
Winmark Corp.	1,472	126,077
Zumiez, Inc. *	16,969	471,229

		84,007,707

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. *	28,613	681,562
Advanced Micro Devices, Inc. *(a)	476,287	1,733,685
Amkor Technology, Inc. *	89,585	537,510
Applied Micro Circuits Corp. *	55,696	698,985
Atmel Corp. *	325,979	2,493,739
ATMI, Inc. *	24,061	736,267
Brooks Automation, Inc.	50,047	528,997
Cabot Microelectronics Corp. *	17,770	800,894
Cavium, Inc. *	39,773	1,439,783
CEVA, Inc. *	16,577	265,066
Cirrus Logic, Inc. *	48,829	985,369
Cohu, Inc.	16,181	160,354
Cypress Semiconductor Corp. *	106,271	1,029,766
Diodes, Inc. *	28,613	584,564
Entegris, Inc. *	108,629	1,192,746
Entropic Communications, Inc. *	69,675	345,588
Exar Corp. *	37,079	454,218
Fairchild Semiconductor International, Inc. *	97,250	1,237,993
First Solar, Inc. *	53,204	3,182,663
FormFactor, Inc. *	37,540	203,467
GT Advanced Technologies, Inc. *	94,255	924,642
Hittite Microwave Corp. *	24,061	1,521,377
Inphi Corp. *	15,150	189,375
Integrated Device Technology, Inc. *	103,944	1,031,125

 13

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrated Silicon Solution, Inc. *	22,197	262,812
Intermolecular, Inc. *	12,806	72,994
International Rectifier Corp. *	54,999	1,316,676
Intersil Corp., Class A	99,158	1,043,142
IXYS Corp.	18,186	223,870
Kulicke & Soffa Industries, Inc. *	57,710	728,300
Lattice Semiconductor Corp. *	86,993	484,551
M/A-COM Technology Solutions Holdings, Inc. *	10,658	170,528
Micrel, Inc.	34,668	336,626
Microsemi Corp. *	71,014	1,734,872
MKS Instruments, Inc.	41,395	1,232,329
Monolithic Power Systems, Inc.	26,369	880,725
Nanometrics, Inc. *	16,730	315,862
OmniVision Technologies, Inc. *	40,759	653,367
ON Semiconductor Corp. *	343,644	2,436,436
PDF Solutions, Inc. *	19,542	453,374
Peregrine Semiconductor Corp. *	21,626	199,608
Photronics, Inc. *	47,388	409,432
PMC-Sierra, Inc. *	158,026	948,156
Power Integrations, Inc.	22,689	1,212,954
Rambus, Inc. *	83,965	721,259
RF Micro Devices, Inc. *	220,355	1,163,474
Rudolph Technologies, Inc. *	22,407	252,079
Semtech Corp. *	51,765	1,538,456
Silicon Image, Inc. *	55,198	299,173
Silicon Laboratories, Inc. *	30,002	1,171,578
Spansion, Inc., Class A *	40,580	502,786
SunEdison, Inc. *	183,209	2,328,586
SunPower Corp. *(a)	30,484	924,885
Supertex, Inc.	7,512	194,936
Synaptics, Inc. *	25,531	1,289,571
Teradyne, Inc. *	147,419	2,510,546
Tessera Technologies, Inc.	36,979	739,580
TriQuint Semiconductor, Inc. *	119,306	940,131
Ultratech, Inc. *	21,953	580,876
Veeco Instruments, Inc. *	30,552	984,385

		54,218,650

Software & Services 8.5%
Accelrys, Inc. *	41,798	406,695
ACI Worldwide, Inc. *	30,156	1,945,967
Actuate Corp. *	43,057	338,428
Acxiom Corp. *	57,612	1,917,327
Advent Software, Inc.	32,046	1,126,417
Angie’s List, Inc. *(a)	31,121	405,195
AOL, Inc.	58,496	2,607,752
Aspen Technology, Inc. *	71,416	2,823,074
Bankrate, Inc. *	30,271	567,279
Bazaarvoice, Inc. *	31,084	245,564
Blackbaud, Inc.	35,896	1,298,358
Blackhawk Network Holdings, Inc. *	7,827	178,377
Blucora, Inc. *	31,374	912,356
Booz Allen Hamilton Holding Corp.	27,672	483,983
Bottomline Technologies (de), Inc. *	28,683	991,571
Broadridge Financial Solutions, Inc.	90,779	3,463,219
BroadSoft, Inc. *	21,567	573,035
CACI International, Inc., Class A *	17,872	1,282,673
Carbonite, Inc. *	8,539	105,884
Cardtronics, Inc. *	35,054	1,492,950
Cass Information Systems, Inc.	6,860	430,465
ChannelAdvisor Corp. *	4,510	154,828
CIBER, Inc. *	45,246	179,174
CommVault Systems, Inc. *	33,665	2,519,825
Computer Task Group, Inc.	11,243	214,067
Compuware Corp.	167,265	1,838,242
comScore, Inc. *	26,369	717,500
Comverse, Inc. *	17,334	580,689
Constant Contact, Inc. *	24,456	669,361
Convergys Corp.	79,066	1,622,434
CoreLogic, Inc. *	72,877	2,567,457
Cornerstone OnDemand, Inc. *	34,101	1,719,372
CoStar Group, Inc. *	21,804	4,060,777
CSG Systems International, Inc.	25,433	734,251
Cvent, Inc. *	4,116	134,058
Cyan, Inc. *(a)	6,413	28,410
Dealertrack Technologies, Inc. *	33,682	1,407,908
Demand Media, Inc. *	24,773	136,499
Demandware, Inc. *	20,661	1,170,859
Dice Holdings, Inc. *	30,569	222,542
Digital River, Inc. *	22,181	396,374
DST Systems, Inc.	22,939	2,025,514
E2open, Inc. *	7,672	170,932
EarthLink, Inc.	75,197	409,824
Ebix, Inc. (a)	24,661	343,528
Ellie Mae, Inc. *	18,323	516,709
Envestnet, Inc. *	22,272	885,312
EPAM Systems, Inc. *	18,240	646,973
EPIQ Systems, Inc.	24,520	410,220
ePlus, Inc.	2,944	159,035
Euronet Worldwide, Inc. *	36,296	1,758,541
EVERTEC, Inc.	38,176	842,544
Exlservice Holdings, Inc. *	23,458	618,353
Fair Isaac Corp.	26,805	1,581,763
Forrester Research, Inc.	10,545	421,589
Fortinet, Inc. *	104,072	1,779,631
Gigamon, Inc. *	9,381	274,019
Global Cash Access Holdings, Inc. *	48,000	468,000
Global Eagle Entertainment, Inc. *	31,823	488,483
Gogo, Inc. *(a)	8,107	216,214
Guidewire Software, Inc. *	50,209	2,396,476
Heartland Payment Systems, Inc.	28,982	1,301,582
Higher One Holdings, Inc. *	22,897	225,306
iGate Corp. *	23,425	784,269
Imperva, Inc. *	15,449	694,896
Infoblox, Inc. *	34,326	1,090,880
Interactive Intelligence Group, Inc. *	11,979	779,114
Internap Network Services Corp. *	37,129	285,522
IntraLinks Holdings, Inc. *	27,541	300,472
j2 Global, Inc.	33,633	1,613,375
Jive Software, Inc. *	26,207	290,636
Lender Processing Services, Inc.	65,023	2,282,958
Liquidity Services, Inc. *(a)	20,278	469,841
LivePerson, Inc. *	36,543	449,113
LogMeIn, Inc. *	18,107	624,692
Manhattan Associates, Inc. *	14,690	1,766,619

14

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ManTech International Corp., Class A	18,806	541,049
Marin Software, Inc. *	4,148	36,419
Marketo, Inc. *	12,741	370,763
MAXIMUS, Inc.	51,985	2,365,318
Mentor Graphics Corp.	73,372	1,652,704
MicroStrategy, Inc., Class A *	7,030	909,190
Millennial Media, Inc. *(a)	25,446	161,837
Model N, Inc. *	3,690	30,295
MoneyGram International, Inc. *	15,107	318,607
Monotype Imaging Holdings, Inc.	30,252	942,350
Monster Worldwide, Inc. *	87,043	490,052
Move, Inc. *	29,866	461,430
Netscout Systems, Inc. *	29,516	898,172
NeuStar, Inc., Class A *	49,046	2,390,993
NIC, Inc.	45,714	1,114,507
OpenTable, Inc. *	17,585	1,469,578
Pandora Media, Inc. *	120,074	3,410,102
Pegasystems, Inc.	14,187	714,315
Perficient, Inc. *	26,227	568,601
Progress Software Corp. *	42,489	1,119,160
Proofpoint, Inc. *	16,678	508,679
PROS Holdings, Inc. *	18,806	724,783
PTC, Inc. *	91,128	2,965,305
QLIK Technologies, Inc. *	66,964	1,679,457
Qualys, Inc. *	11,440	282,797
QuinStreet, Inc. *	19,542	170,993
Rally Software Development Corp. *	9,575	235,545
RealNetworks, Inc. *	16,149	125,801
RealPage, Inc. *	38,025	852,140
Responsys, Inc. *	28,014	473,717
Rosetta Stone, Inc. *	10,662	122,613
Rovi Corp. *	77,458	1,425,227
Sapient Corp. *	84,182	1,324,183
SciQuest, Inc. *	16,581	463,605
SeaChange International, Inc. *	17,306	256,821
ServiceSource International, Inc. *	40,658	394,789
Shutterstock, Inc. *	8,189	605,822
Silver Spring Networks, Inc. *	3,730	77,174
SolarWinds, Inc. *	50,028	1,672,936
Splunk, Inc. *	60,905	4,394,905
SPS Commerce, Inc. *	12,271	807,064
SS&C Technologies Holdings, Inc. *	47,327	2,040,267
Stamps.com, Inc. *	11,243	517,965
Sykes Enterprises, Inc. *	29,416	651,270
Synchronoss Technologies, Inc. *	24,401	774,244
Syntel, Inc.	11,829	1,045,329
Tableau Software, Inc., Class A *	11,457	750,892
Take-Two Interactive Software, Inc. *	67,248	1,100,177
Tangoe, Inc. *	25,248	397,404
TeleTech Holdings, Inc. *	15,795	405,616
Textura Corp. *(a)	13,587	460,056
TiVo, Inc. *	97,969	1,256,942
Travelzoo, Inc. *	6,640	142,627
Tremor Video, Inc. *	5,379	25,012
Trulia, Inc. *	25,993	892,600
Tyler Technologies, Inc. *	21,417	2,197,598
Ultimate Software Group, Inc. *	21,797	3,415,372
Unisys Corp. *	34,618	950,956
United Online, Inc.	9,841	155,783
ValueClick, Inc. *	53,227	1,139,058
VASCO Data Security International, Inc. *	18,973	146,092
VeriFone Systems, Inc. *	83,292	2,133,108
Verint Systems, Inc. *	41,145	1,560,218
VirnetX Holding Corp. *(a)	31,924	639,118
Virtusa Corp. *	19,213	678,027
Vringo, Inc. *(a)	59,748	190,596
Web.com Group, Inc. *	33,282	950,201
WebMD Health Corp. *	29,445	1,138,638
WEX, Inc. *	29,985	2,976,311
XO Group, Inc. *	19,104	299,360
Xoom Corp. *	10,440	288,509
Yelp, Inc. *	42,222	2,562,453
Zillow, Inc., Class A *	17,303	1,360,362
Zynga, Inc., Class A *	478,323	2,080,705

		148,896,795

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	44,396	1,140,089
Aeroflex Holding Corp. *	10,248	69,174
Anaren, Inc. *	9,751	271,955
Anixter International, Inc. *	20,295	1,794,078
ARRIS Group, Inc. *	87,412	1,793,694
Aruba Networks, Inc. *	86,909	1,550,457
AVX Corp.	35,427	486,058
Badger Meter, Inc.	11,458	629,388
Belden, Inc.	33,197	2,324,454
Benchmark Electronics, Inc. *	41,801	960,587
Black Box Corp.	12,795	358,388
Brocade Communications Systems, Inc. *	341,030	2,997,654
CalAmp Corp. *	25,633	639,287
Calix, Inc. *	26,173	268,012
CDW Corp.	28,841	643,154
Checkpoint Systems, Inc. *	30,515	440,637
Ciena Corp. *	78,627	1,746,306
Cognex Corp.	63,684	2,098,388
Coherent, Inc.	18,856	1,301,818
Comtech Telecommunications Corp.	13,046	419,298
Control4 Corp. *(a)	3,112	54,367
Cray, Inc. *	29,516	702,776
CTS Corp.	27,069	492,114
Daktronics, Inc.	33,135	506,965
Diebold, Inc.	48,675	1,661,278
Dolby Laboratories, Inc., Class A (a)	37,329	1,341,231
DTS, Inc. *	14,557	325,931
EchoStar Corp., Class A *	30,838	1,543,442
Electro Rent Corp.	13,518	288,204
Electro Scientific Industries, Inc.	18,638	191,785
Electronics for Imaging, Inc. *	35,942	1,423,303
Emulex Corp. *	71,970	536,896
Extreme Networks, Inc. *	76,056	528,589
Fabrinet *	18,942	375,052
FARO Technologies, Inc. *	13,451	733,618
FEI Co.	31,792	2,894,662
Finisar Corp. *	71,509	1,479,521
Fusion-io, Inc. *(a)	67,445	677,148

 15

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Globecomm Systems, Inc. *	15,862	223,813
GSI Group, Inc. *	18,988	208,488
Harmonic, Inc. *	75,980	585,046
Infinera Corp. *	90,922	845,575
Ingram Micro, Inc., Class A *	115,841	2,715,313
Insight Enterprises, Inc. *	34,068	820,017
InterDigital, Inc.	32,460	1,100,069
InvenSense, Inc. *(a)	39,443	681,969
IPG Photonics Corp. (a)	26,319	1,908,654
Itron, Inc. *	30,002	1,270,585
Ixia *	41,543	539,644
JDS Uniphase Corp. *	181,090	2,198,433
Lexmark International, Inc., Class A	47,741	1,688,599
Littelfuse, Inc.	17,572	1,527,885
Maxwell Technologies, Inc. *	21,230	168,779
Measurement Specialties, Inc. *	11,627	643,438
Methode Electronics, Inc.	28,509	824,765
MTS Systems Corp.	12,029	838,782
Multi-Fineline Electronix, Inc. *	6,071	85,723
NETGEAR, Inc. *	29,616	950,970
Newport Corp. *	28,657	491,468
Oplink Communications, Inc. *	13,110	212,644
OSI Systems, Inc. *	14,590	1,119,053
Palo Alto Networks, Inc. *	34,150	1,705,792
Park Electrochemical Corp.	15,381	456,970
PC Connection, Inc. *	13,945	303,025
Plantronics, Inc.	33,626	1,504,091
Plexus Corp. *	25,633	1,034,804
Polycom, Inc. *	98,745	1,061,509
Procera Networks, Inc. *	15,862	242,213
QLogic Corp. *	69,842	866,739
Quantum Corp. *	181,558	226,948
RealD, Inc. *	29,366	263,119
Riverbed Technology, Inc. *	125,197	2,165,908
Rofin-Sinar Technologies, Inc. *	22,689	586,057
Rogers Corp. *	13,540	850,447
Ruckus Wireless, Inc. *	39,513	515,250
Sanmina Corp. *	65,709	1,017,175
ScanSource, Inc. *	22,199	932,136
ShoreTel, Inc. *	44,881	362,638
Silicon Graphics International Corp. *	25,927	345,348
Sonus Networks, Inc. *	216,566	630,207
Super Micro Computer, Inc. *	22,913	363,858
SYNNEX Corp. *	20,580	1,361,573
Tech Data Corp. *	29,516	1,530,109
Tellabs, Inc.	254,507	623,542
TTM Technologies, Inc. *	38,509	373,537
Ubiquiti Networks, Inc. (a)	11,929	470,003
Universal Display Corp. *	30,988	1,118,977
ViaSat, Inc. *	32,061	1,929,110
Viasystems Group, Inc. *	3,717	55,197
Vishay Intertechnology, Inc. *	100,680	1,301,792
Zebra Technologies Corp., Class A *	38,652	2,003,720
Zygo Corp. *	12,616	198,954

		85,740,218

Telecommunication Services 0.6%
8x8, Inc. *	54,413	566,983
Atlantic Tele-Network, Inc.	7,563	424,057
Boingo Wireless, Inc. *	23,552	153,795
Cincinnati Bell, Inc. *	153,574	491,437
Cogent Communications Group, Inc.	33,998	1,326,262
Consolidated Communications Holdings, Inc.	30,252	584,620
Fairpoint Communications, Inc. *(a)	15,585	144,941
General Communication, Inc., Class A *	21,167	210,612
IDT Corp., Class B	13,801	306,520
inContact, Inc. *	41,543	311,572
Intelsat S.A. *	15,154	327,781
Iridium Communications, Inc. *	47,160	290,034
Leap Wireless International, Inc. *	40,314	669,616
NII Holdings, Inc. *(a)	131,467	333,926
NTELOS Holdings Corp.	10,152	217,354
Premiere Global Services, Inc. *	32,110	299,586
Shenandoah Telecommunications Co.	17,726	442,795
Telephone & Data Systems, Inc.	75,096	2,088,420
United States Cellular Corp.	10,307	457,322
USA Mobility, Inc.	20,010	293,947
Vonage Holdings Corp. *	137,198	454,125

		10,395,705

Transportation 2.4%
Air Transport Services Group, Inc. *	36,794	286,257
Alaska Air Group, Inc.	53,230	4,138,100
Allegiant Travel Co. *	11,579	1,281,795
AMERCO *	4,465	1,034,674
Arkansas Best Corp.	19,001	618,293
Atlas Air Worldwide Holdings, Inc. *	19,542	750,413
Avis Budget Group, Inc. *	82,327	3,034,573
Celadon Group, Inc.	15,966	332,572
Con-way, Inc.	43,070	1,782,667
Echo Global Logistics, Inc. *	11,297	232,492
Forward Air Corp.	22,689	980,165
Hawaiian Holdings, Inc. *(a)	40,669	370,901
Heartland Express, Inc.	39,924	731,807
Hub Group, Inc., Class A *	27,541	1,036,368
JetBlue Airways Corp. *	165,723	1,473,277
Knight Transportation, Inc.	45,523	813,496
Landstar System, Inc.	34,822	1,954,559
Marten Transport Ltd.	20,990	407,836
Matson, Inc.	33,196	830,896
Old Dominion Freight Line, Inc. *	53,228	2,742,839
Park-Ohio Holdings Corp. *	6,624	282,050
Patriot Transportation Holding, Inc. *	4,273	182,714
Republic Airways Holdings, Inc. *	37,597	423,342
Roadrunner Transportation Systems, Inc. *	19,009	520,466
Ryder System, Inc.	40,073	2,798,698
Saia, Inc. *	19,210	667,163
SkyWest, Inc.	38,551	651,512
Spirit Airlines, Inc. *	55,368	2,539,730
Swift Transportation Co. *	83,345	1,929,437
Universal Truckload Services, Inc.	4,901	141,100
US Airways Group, Inc. *(a)	146,354	3,436,392

16

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UTI Worldwide, Inc.	69,471	1,098,337
Werner Enterprises, Inc.	34,418	828,441
Wesco Aircraft Holdings, Inc. *	31,478	657,261
XPO Logistics, Inc. *(a)	24,256	556,918

		41,547,541

Utilities 2.6%
ALLETE, Inc.	27,741	1,367,076
American States Water Co.	30,202	881,294
Atmos Energy Corp.	69,102	3,071,584
Avista Corp.	46,314	1,262,056
Black Hills Corp.	34,569	1,737,784
California Water Service Group	36,211	827,783
Chesapeake Utilities Corp.	6,871	399,755
Cleco Corp.	46,485	2,124,829
Connecticut Water Service, Inc.	7,810	271,398
Dynegy, Inc. *	74,930	1,604,251
El Paso Electric Co.	31,238	1,125,505
Great Plains Energy, Inc.	117,233	2,783,111
Hawaiian Electric Industries, Inc.	75,531	1,911,690
IDACORP, Inc.	38,302	1,979,447
MGE Energy, Inc.	18,070	1,011,017
Middlesex Water Co.	11,508	252,946
New Jersey Resources Corp.	31,524	1,440,332
Northwest Natural Gas Co.	20,931	890,195
NorthWestern Corp.	29,316	1,289,318
NRG Yield, Inc., Class A	14,906	538,852
Ormat Technologies, Inc.	12,570	315,256
Otter Tail Corp.	28,044	828,981
Piedmont Natural Gas Co., Inc.	57,898	1,919,319
PNM Resources, Inc.	60,740	1,413,420
Portland General Electric Co.	59,818	1,783,175
SJW Corp.	10,318	283,332
South Jersey Industries, Inc.	24,947	1,414,495
Southwest Gas Corp.	35,272	1,871,532
The Empire District Electric Co.	32,796	744,469
The Laclede Group, Inc.	23,384	1,078,236
UIL Holdings Corp.	42,674	1,601,555
Unitil Corp.	8,872	268,467
UNS Energy Corp.	32,211	1,542,263
Vectren Corp.	63,369	2,197,637
WGL Holdings, Inc.	39,037	1,555,624
York Water Co.	8,549	187,138

		45,775,122

Total Common Stock
(Cost $1,396,878,864)		1,752,912,925

Other Investment Companies 0.1% of net assets

Equity Fund 0.0%
iShares Russell 2000 ETF	200	22,702

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	1,598,936	1,598,936

Total Other Investment Companies
(Cost $1,616,264)		1,621,638

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		—

Warrants 0.0% of net assets

Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,910	—

Total Warrants
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 2.8% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	49,167,241	49,167,241

Total Collateral Invested for Securities on Loan
(Cost $49,167,241)		49,167,241

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $1,400,591,299 and the unrealized appreciation and depreciation were $390,443,055 and ($36,499,791), respectively, with a net unrealized appreciation of $353,943,264.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,529,421.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

 17

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

18

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,752,912,925	$—	$—	$1,752,912,925
Other Investment Companies[1]	1,621,638	—	—	1,621,638
Rights[1]	—	—	—	—
Warrants[1]	—	—	—	—

Total	$1,754,534,563	$—	$—	$1,754,534,563

Other Financial Instruments
Collateral Invested for Securities on Loan	$49,167,241	$—	$—	$49,167,241

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG54091NOV13

 19

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	1,227,019,465	1,431,956,805
0.1%	Other Investment Companies	1,704,511	1,744,003

99.7%	Total Investments	1,228,723,976	1,433,700,808
0.3%	Other Assets and Liabilities, Net		4,774,758

100.0%	Net Assets		1,438,475,566

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Banks 0.0%
First Financial Bancorp	24,970	412,754

Capital Goods 17.2%
3M Co.	268,472	35,843,697
Eaton Corp. plc	196,011	14,242,159
Emerson Electric Co.	295,149	19,772,031
General Dynamics Corp.	137,497	12,602,975
Honeywell International, Inc.	324,634	28,733,355
Illinois Tool Works, Inc.	170,493	13,567,833
Lockheed Martin Corp.	111,456	15,789,972
Northrop Grumman Corp.	95,219	10,729,277
Raytheon Co.	133,393	11,829,291
Rockwell Automation, Inc.	57,232	6,500,411
The Boeing Co.	287,036	38,534,583
United Technologies Corp.	348,915	38,680,717

		246,826,301

Commercial & Professional Services 0.6%
Waste Management, Inc.	180,771	8,257,619

Consumer Durables & Apparel 1.1%
Garmin Ltd.	50,590	2,456,650
Hasbro, Inc.	47,653	2,564,685
Leggett & Platt, Inc.	58,524	1,768,010
Mattel, Inc.	142,971	6,615,268
Tupperware Brands Corp.	21,150	1,931,841

		15,336,454

Consumer Services 3.3%
Cracker Barrel Old Country Store, Inc.	9,676	1,049,749
Darden Restaurants, Inc.	53,677	2,862,594
H&R Block, Inc.	113,677	3,170,452
McDonald’s Corp.	413,280	40,241,074

		47,323,869

Diversified Financials 1.4%
Federated Investors, Inc., Class B	38,611	1,053,694
McGraw Hill Financial, Inc.	113,762	8,475,269
T. Rowe Price Group, Inc.	107,249	8,629,255
Waddell & Reed Financial, Inc., Class A	35,208	2,243,806

		20,402,024

Energy 12.2%
Chevron Corp.	486,943	59,621,301
ConocoPhillips	505,544	36,803,603
Diamond Offshore Drilling, Inc.	28,481	1,710,284
Exxon Mobil Corp.	679,289	63,499,936
HollyFrontier Corp.	82,235	3,945,635
RPC, Inc.	25,617	452,653
The Williams Cos., Inc.	282,828	9,961,202

		175,994,614

Food & Staples Retailing 5.8%
Sysco Corp.	242,500	8,155,275
Wal-Mart Stores, Inc.	672,798	54,503,366
Walgreen Co.	359,527	21,283,998

		83,942,639

Food, Beverage & Tobacco 12.8%
Altria Group, Inc.	828,866	30,651,465
Campbell Soup Co.	73,898	2,862,070
ConAgra Foods, Inc.	173,956	5,738,808
Flowers Foods, Inc.	72,023	1,565,060
General Mills, Inc.	265,278	13,377,969
Kellogg Co.	106,034	6,429,902
PepsiCo, Inc.	637,452	53,839,196
Reynolds American, Inc.	130,495	6,583,473
The Coca-Cola Co.	1,556,060	62,538,051
Universal Corp.	9,618	501,675

		184,087,669

Health Care Equipment & Services 3.4%
Baxter International, Inc.	224,411	15,360,933
Becton Dickinson & Co.	80,391	8,729,659
Medtronic, Inc.	412,091	23,621,056
Meridian Bioscience, Inc.	17,123	420,883
Owens & Minor, Inc.	25,964	991,046

		49,123,577

Household & Personal Products 7.4%
Colgate-Palmolive Co.	363,936	23,950,628

 1

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kimberly-Clark Corp.	158,356	17,286,141
The Procter & Gamble Co.	770,991	64,932,862

		106,169,631

Insurance 1.3%
Aflac, Inc.	192,385	12,768,593
Arthur J. Gallagher & Co.	52,617	2,448,795
Erie Indemnity Co., Class A	10,081	735,812
Mercury General Corp.	14,776	710,282
PartnerRe Ltd.	21,207	2,182,200

		18,845,682

Materials 3.2%
Air Products & Chemicals, Inc.	86,776	9,443,832
E.I. du Pont de Nemours & Co.	381,333	23,406,220
Greif, Inc., Class A	12,571	690,776
International Paper Co.	183,783	8,573,477
RPM International, Inc.	54,543	2,159,903
Schweitzer-Mauduit International, Inc.	12,868	664,117
Sonoco Products Co.	41,579	1,665,655

		46,603,980

Media 0.2%
Gannett Co., Inc.	94,785	2,564,882
Meredith Corp.	15,551	829,490

		3,394,372

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
Bristol-Myers Squibb Co.	680,712	34,974,983
Eli Lilly & Co.	409,574	20,568,806
Johnson & Johnson	676,270	64,015,718

		119,559,507

Retailing 4.2%
Genuine Parts Co.	63,863	5,290,411
L Brands, Inc.	100,325	6,520,122
The Home Depot, Inc.	592,002	47,756,801

		59,567,334

Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	127,999	6,172,112
Intel Corp.	2,058,949	49,085,344
Linear Technology Corp.	96,139	4,090,714
Maxim Integrated Products, Inc.	119,989	3,417,287
Microchip Technology, Inc.	81,922	3,546,403
Texas Instruments, Inc.	455,065	19,567,795

		85,879,655

Software & Services 6.7%
Automatic Data Processing, Inc.	199,575	15,969,992
CA, Inc.	135,246	4,463,118
Microsoft Corp.	1,842,501	70,254,563
Paychex, Inc.	133,900	5,855,447

		96,543,120

Technology Hardware & Equipment 0.4%
Harris Corp.	43,954	2,835,473
Molex, Inc.	56,949	2,200,509
MTS Systems Corp.	6,484	452,129

		5,488,111

Telecommunication Services 0.5%
CenturyLink, Inc.	248,945	7,642,612

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	65,523	3,841,614
CSX Corp.	421,564	11,496,050
Norfolk Southern Corp.	128,997	11,311,747

		26,649,411

Utilities 1.7%
CenterPoint Energy, Inc.	176,639	4,138,652
Entergy Corp.	73,484	4,547,925
New Jersey Resources Corp.	17,180	784,954
PPL Corp.	261,702	8,036,868
Questar Corp.	72,264	1,627,385
WGL Holdings, Inc.	21,302	848,885
Wisconsin Energy Corp.	93,876	3,921,201

		23,905,870

Total Common Stock
(Cost $1,227,019,465)		1,431,956,805

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
Vanguard Dividend Appreciation ETF	20,000	1,483,800

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	260,203	260,203

Total Other Investment Companies
(Cost $1,704,511)		1,744,003

End of Investments

At 11/30/13, the tax basis cost of the fund’s investments was $1,228,856,425 and the unrealized appreciation and depreciation were $207,514,356 and ($2,669,973), respectively, with a net unrealized appreciation of $204,844,383.

ETF —	Exchange Traded Fund

(a)	The rate shown is the 7-day yield.

2

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by

 3

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,431,956,805	$—	$—	$1,431,956,805
Other Investment Companies[1]	1,744,003	—	—	1,744,003

Total	$1,433,700,808	$—	$—	$1,433,700,808

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG65852NOV13

4

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	1,585,044,064	1,836,607,196
0.5%		Preferred Stock	6,362,460	9,330,167
0.0%		Rights	10,685	11,586
0.1%		Other Investment Company	1,794,643	1,987,200

99.6%		Total Investments	1,593,211,852	1,847,936,149
0.4%		Collateral Invested for Securities on Loan	8,039,893	8,039,893
(0	.0)%	Other Assets and Liabilities, Net		(1,337,193)

100.0%		Net Assets		1,854,638,849

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Australia 6.8%

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	323,988	9,444,843
Bank of Queensland Ltd.	32,340	359,671
Bendigo & Adelaide Bank Ltd.	55,272	568,746
Commonwealth Bank of Australia	191,688	13,632,053
National Australia Bank Ltd.	268,128	8,473,099
Westpac Banking Corp.	374,070	11,239,831

		43,718,243

Capital Goods 0.0%
GWA Group Ltd.	102,900	284,927
Leighton Holdings Ltd.	14,112	209,693

		494,620

Commercial & Professional Services 0.1%
ALS Ltd.	30,143	231,113
Brambles Ltd.	215,344	1,871,494
Downer EDI Ltd.	81,732	355,528

		2,458,135

Consumer Services 0.1%
Aristocrat Leisure Ltd.	35,868	154,712
Crown Resorts Ltd.	79,968	1,235,032
Flight Centre Travel Group Ltd.	8,232	366,286
TABCORP Holdings Ltd.	46,847	151,123
Tatts Group Ltd.	159,348	449,966

		2,357,119

Diversified Financials 0.2%
ASX Ltd.	29,167	988,874
Challenger Ltd.	55,272	304,072
IOOF Holdings Ltd.	49,980	399,193
Macquarie Group Ltd.	41,160	2,037,931

		3,730,070

Energy 0.4%
Caltex Australia Ltd.	7,056	122,837
Energy Resources of Australia Ltd. *	114,660	133,597
New Hope Corp., Ltd.	47,040	149,597
Oil Search Ltd.	182,868	1,336,912
Origin Energy Ltd.	135,974	1,733,426
Santos Ltd.	105,840	1,354,107
Whitehaven Coal Ltd. *	105,676	156,447
Woodside Petroleum Ltd.	71,736	2,451,793
WorleyParsons Ltd.	31,164	465,635

		7,904,351

Food & Staples Retailing 0.5%
Metcash Ltd.	122,892	342,530
Wesfarmers Ltd.	108,585	4,258,971
Wesfarmers Ltd., Price Protected Shares	24,965	980,786
Woolworths Ltd.	133,476	4,109,408

		9,691,695

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	70,560	779,579
Treasury Wine Estates Ltd.	100,701	451,846

		1,231,425

Health Care Equipment & Services 0.1%
Ansell Ltd.	11,760	218,269
Cochlear Ltd.	5,880	314,239
Ramsay Health Care Ltd.	17,640	624,501
Sonic Healthcare Ltd.	55,860	846,881

		2,003,890

Insurance 0.4%
AMP Ltd.	335,205	1,427,485
Insurance Australia Group Ltd.	302,232	1,670,978
QBE Insurance Group Ltd.	113,484	1,623,021
Suncorp Group Ltd.	149,493	1,801,942

		6,523,426

Materials 1.3%
Adelaide Brighton Ltd.	66,444	230,128
Alumina Ltd. *	299,880	278,156
Amcor Ltd.	219,324	2,212,740
Arrium Ltd.	196,542	282,886
BHP Billiton Ltd.	355,302	12,140,267
BlueScope Steel Ltd. *	71,148	353,701
Boral Ltd.	87,687	386,240
CSR Ltd.	138,768	332,250
DuluxGroup Ltd.	40,572	203,551
Fortescue Metals Group Ltd.	268,716	1,394,816
Gunns Ltd. *(b)(c)	346,320	—
Iluka Resources Ltd.	71,148	570,213
Incitec Pivot Ltd.	228,144	539,988
James Hardie Industries plc CDI	28,882	330,979

 1

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Newcrest Mining Ltd.	81,144	570,240
Nufarm Ltd.	29,439	131,555
Orica Ltd.	40,572	859,439
Rio Tinto Ltd.	61,481	3,711,544
Sims Metal Management Ltd. *	17,072	159,601

		24,688,294

Media 0.0%
Fairfax Media Ltd.	331,895	181,982
Seven West Media Ltd.	77,028	156,270

		338,252

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	65,268	4,099,414

Real Estate 0.5%
CFS Retail Property Trust Group	349,272	654,324
Commonwealth Property Office Fund	643,296	746,603
Dexus Property Group	725,004	692,360
Goodman Group	106,019	468,926
GPT Group	249,972	817,804
Lend Lease Group	82,949	837,623
Mirvac Group	380,436	591,025
Stockland	343,980	1,210,233
Westfield Group	261,072	2,481,240
Westfield Retail Trust	302,232	842,394

		9,342,532

Retailing 0.0%
Harvey Norman Holdings Ltd.	79,380	234,309

Software & Services 0.1%
Computershare Ltd.	75,264	749,014

Telecommunication Services 0.1%
Telstra Corp., Ltd.	432,768	2,001,155

Transportation 0.2%
Asciano Ltd.	118,776	626,296
Aurizon Holdings Ltd.	131,712	562,105
Macquarie Atlas Roads Group	109,368	262,858
Qantas Airways Ltd. *	87,024	97,023
Sydney Airport	23,650	84,289
Toll Holdings Ltd.	32,340	169,048
Transurban Group	262,248	1,679,985

		3,481,604

Utilities 0.1%
AGL Energy Ltd.	86,436	1,185,633
APA Group	41,748	233,487
Envestra Ltd.	181,104	174,605
SP Ausnet	135,240	143,363

		1,737,088

		126,784,636

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	34,484	1,216,519
Raiffeisen Bank International AG	6,468	238,744

		1,455,263

Capital Goods 0.0%
Andritz AG	5,587	354,980
Strabag SE	6,468	190,088

		545,068

Energy 0.1%
OMV AG	21,168	1,039,008

Insurance 0.0%
Vienna Insurance Group AG	5,292	278,270

Materials 0.1%
Voestalpine AG	21,756	1,084,309

Real Estate 0.0%
Immofinanz AG *	108,248	519,385

Telecommunication Services 0.0%
Telekom Austria AG	13,751	117,166

		5,038,469

Belgium 1.0%

Banks 0.1%
KBC GROEP N.V.	34,351	1,964,366

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	10,584	937,557

Food & Staples Retailing 0.0%
Colruyt S.A.	11,760	664,491
Delhaize Group S.A.	2,940	171,707

		836,198

Food, Beverage & Tobacco 0.5%
Anheuser-Busch InBev N.V.	90,795	9,290,189

Insurance 0.1%
Ageas	33,112	1,399,847

Materials 0.1%
Solvay S.A.	4,116	628,224
Umicore S.A.	12,936	579,556

		1,207,780

Media 0.0%
Telenet Group Holding N.V.	8,820	486,359

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	17,052	1,146,811

Telecommunication Services 0.0%
Belgacom S.A. (a)	22,932	682,848

		17,951,955

Canada 7.7%

Automobiles & Components 0.1%
Magna International, Inc.	29,090	2,365,778

Banks 2.3%
Bank of Montreal	71,736	4,987,709
Bank of Nova Scotia	133,526	8,224,455
Canadian Imperial Bank of Commerce	58,800	5,059,122
National Bank of Canada	12,348	1,078,394
Royal Bank of Canada	176,400	11,736,673
The Toronto-Dominion Bank	117,600	10,750,286

		41,836,639

Capital Goods 0.1%
Bombardier, Inc., B Shares	235,200	1,061,921
Finning International, Inc.	29,550	686,625

2

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SNC-Lavalin Group, Inc.	7,061	313,667

		2,062,213

Consumer Services 0.0%
Tim Hortons, Inc.	12,986	754,358

Diversified Financials 0.1%
CI Financial Corp.	26,555	858,078
IGM Financial, Inc.	16,472	835,969

		1,694,047

Energy 1.8%
ARC Resources Ltd.	18,816	507,412
Cameco Corp.	33,561	682,822
Canadian Natural Resources Ltd.	127,084	4,150,907
Canadian Oil Sands Ltd.	58,800	1,103,576
Cenovus Energy, Inc.	80,803	2,360,666
Crescent Point Energy Corp.	46,251	1,743,532
Enbridge, Inc.	117,600	4,855,291
EnCana Corp.	90,247	1,732,142
Husky Energy, Inc.	58,800	1,665,639
Imperial Oil Ltd.	58,800	2,510,955
MEG Energy Corp. *	8,830	252,464
Pacific Rubiales Energy Corp.	26,495	494,263
Pembina Pipeline Corp.	16,514	526,445
Penn West Petroleum Ltd.	58,800	497,081
Suncor Energy, Inc.	163,817	5,635,416
Talisman Energy, Inc.	117,600	1,380,720
TransCanada Corp.	83,658	3,702,066

		33,801,397

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., B Shares	8,985	658,578
George Weston Ltd.	4,792	359,751
Loblaw Cos. Ltd.	8,925	363,592
Metro, Inc.	10,071	589,021
Shoppers Drug Mart Corp.	29,151	1,606,375

		3,577,317

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	18,369	840,112

Health Care Equipment & Services 0.1%
Catamaran Corp. *	21,771	989,124

Insurance 0.6%
Fairfax Financial Holdings Ltd.	186	72,525
Great-West Lifeco, Inc.	58,800	1,816,152
Intact Financial Corp.	3,694	234,334
Manulife Financial Corp.	209,948	4,061,335
Power Corp. of Canada	58,800	1,798,934
Power Financial Corp.	58,800	1,991,658
Sun Life Financial, Inc.	58,800	2,040,533

		12,015,471

Materials 0.9%
Agnico Eagle Mines Ltd.	22,961	628,299
Agrium, Inc.	15,574	1,406,470
Barrick Gold Corp.	117,600	1,956,112
Eldorado Gold Corp.	88,200	531,516
First Quantum Minerals Ltd.	68,871	1,152,729
Franco-Nevada Corp.	23,520	946,621
Goldcorp, Inc.	90,799	2,028,333
IAMGOLD Corp.	55,637	244,368
Kinross Gold Corp.	137,315	647,211
Potash Corp. of Saskatchewan, Inc.	100,230	3,150,708
Silver Wheaton Corp.	40,631	851,229
Teck Resources Ltd., Class B	64,383	1,554,995
Turquoise Hill Resources Ltd. *	95,256	390,489
Yamana Gold, Inc.	91,145	820,451

		16,309,531

Media 0.2%
Shaw Communications, Inc., B Shares	58,800	1,358,504
Thomson Reuters Corp.	58,800	2,197,710

		3,556,214

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International, Inc. *	32,145	3,475,316

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	58,800	2,282,686
Brookfield Office Properties, Inc.	58,078	1,129,523

		3,412,209

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	6,789	639,398

Software & Services 0.1%
CGI Group, Inc., Class A *	38,335	1,427,016

Technology Hardware & Equipment 0.0%
Blackberry Ltd. *	62,049	393,264

Telecommunication Services 0.2%
BCE, Inc.	58,800	2,604,817
Rogers Communications, Inc., B Shares	34,847	1,559,508

		4,164,325

Transportation 0.5%
Canadian National Railway Co.	47,057	5,311,969
Canadian Pacific Railway Ltd.	19,677	3,008,888

		8,320,857

Utilities 0.1%
Canadian Utilities Ltd., Class A	21,364	727,873
Fortis, Inc.	27,938	822,016
TransAlta Corp.	31,164	416,521

		1,966,410

		143,600,996

Denmark 1.0%

Banks 0.2%
Danske Bank A/S *	120,540	2,745,946

Capital Goods 0.0%
FLSmidth & Co. A/S	8,232	431,405
Rockwool International A/S, B Shares	1,764	308,951

		740,356

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	15,876	1,743,103

Health Care Equipment & Services 0.1%
Coloplast A/S Class B	17,640	1,160,458
William Demant Holding A/S *	3,528	330,364

		1,490,822

 3

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.0%
Chr Hansen Holding A/S	2,744	100,826

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Novo Nordisk A/S, B Shares	46,904	8,420,357
Novozymes A/S, B Shares	34,104	1,321,605

		9,741,962

Telecommunication Services 0.0%
TDC A/S	45,068	405,154

Transportation 0.1%
AP Moller - Maersk A/S, A Shares	50	478,242
AP Moller - Maersk A/S, B Shares	86	874,379
DSV A/S	28,812	883,546

		2,236,167

		19,204,336

Finland 0.8%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	16,464	816,187

Capital Goods 0.2%
Kone Oyj, B Shares (a)	24,235	2,232,259
Metso Oyj	5,337	216,399
Wartsila Oyj Abp	28,224	1,383,806

		3,832,464

Energy 0.0%
Neste Oil Oyj	8,895	170,281

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	7,056	263,907

Insurance 0.2%
Sampo Oyj, A Shares	58,639	2,740,107

Materials 0.1%
Stora Enso Oyj, R Shares	90,552	896,326
UPM-Kymmene Oyj	69,972	1,165,157

		2,061,483

Technology Hardware & Equipment 0.2%
Nokia Oyj *	440,117	3,571,478

Utilities 0.1%
Fortum Oyj	54,096	1,240,340

		14,696,247

France 8.1%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, B Shares	18,340	1,996,418
Peugeot S.A. *	18,228	290,126
Renault S.A.	19,992	1,777,201
Valeo S.A.	9,408	1,002,469

		5,066,214

Banks 0.8%
BNP Paribas S.A.	122,304	9,200,397
Credit Agricole S.A. *	127,596	1,603,513
Natixis	39,984	221,245
Societe Generale S.A.	82,908	4,778,918

		15,804,073

Capital Goods 1.3%
Alstom S.A.	29,400	1,081,799
Bouygues S.A.	15,876	600,059
Compagnie de Saint-Gobain	44,100	2,350,136
Eiffage S.A.	2,352	132,114
European Aeronautic Defence & Space Co., N.V.	66,444	4,727,797
Legrand S.A.	33,277	1,840,650
Rexel S.A.	12,348	313,636
Safran S.A.	24,108	1,590,499
Schneider Electric S.A.	62,334	5,288,303
Thales S.A.	8,820	539,499
Vallourec S.A.	14,112	803,345
Vinci S.A.	52,332	3,372,031
Zodiac Aerospace	4,704	799,631

		23,439,499

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	35,280	1,050,056
Edenred	23,520	850,228
Societe BIC S.A.	4,932	605,842

		2,506,126

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	7,056	1,379,099
Hermes International	1,176	411,504
Kering	11,760	2,613,931
LVMH Moet Hennessy Louis Vuitton S.A.	29,988	5,665,185

		10,069,719

Consumer Services 0.1%
Accor S.A.	26,460	1,163,300
Sodexo	12,936	1,302,306

		2,465,606

Diversified Financials 0.1%
Eurazeo S.A.	5,168	381,378
Wendel S.A.	4,116	571,622

		953,000

Energy 0.9%
CGG S.A. *	23,713	491,722
Technip S.A.	12,936	1,297,727
Total S.A.	235,434	14,295,159

		16,084,608

Food & Staples Retailing 0.2%
Carrefour S.A.	72,912	2,874,956
Casino Guichard Perrachon S.A.	7,644	856,657

		3,731,613

Food, Beverage & Tobacco 0.5%
Danone	71,148	5,180,691
Pernod-Ricard S.A.	28,812	3,272,874

		8,453,565

Health Care Equipment & Services 0.2%
bioMerieux	2,352	239,024
Essilor International S.A.	25,413	2,671,549

		2,910,573

Household & Personal Products 0.3%
L’Oreal S.A.	30,576	5,126,828

4

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.3%
AXA S.A.	200,508	5,264,838
CNP Assurances	15,288	292,768
SCOR SE	16,464	577,338

		6,134,944

Materials 0.4%
Air Liquide S.A.	39,396	5,503,426
Arkema S.A.	5,880	673,538
Eramet	1,764	165,338
Imerys S.A.	4,116	333,446
Lafarge S.A.	22,932	1,631,717

		8,307,465

Media 0.2%
Eutelsat Communications S.A.	14,700	433,520
JC Decaux S.A.	6,468	255,080
Lagardere S.C.A.	15,288	519,136
Publicis Groupe S.A.	15,876	1,406,335
SES S.A.	39,396	1,169,612
Societe Television Francaise 1	18,816	352,260

		4,135,943

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	134,652	14,270,831

Real Estate 0.1%
Fonciere Des Regions	4,116	350,819
Gecina S.A.	2,940	387,006
Klepierre	10,584	492,412

		1,230,237

Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	99,694	785,925

Software & Services 0.1%
AtoS	7,644	648,399
Cap Gemini S.A.	17,052	1,114,423
Dassault Systemes S.A.	5,880	676,260

		2,439,082

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	343,980	1,458,898

Telecommunication Services 0.4%
Iliad S.A.	2,352	557,852
Orange (a)	221,676	2,902,028
Vivendi	155,392	3,955,376

		7,415,256

Transportation 0.1%
Aeroports de Paris	4,704	518,783
Bollore S.A.	1,176	639,913
Groupe Eurotunnel S.A. - Reg’d	49,980	492,140

		1,650,836

Utilities 0.3%
Electricite de France	34,692	1,294,236
GDF Suez	153,468	3,566,851
Suez Environnement Co.	44,688	769,689
Veolia Environnement	57,036	925,676

		6,556,452

		150,997,293

Germany 7.4%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	34,692	3,994,655
Continental AG	9,996	2,091,866
Daimler AG - Reg’d	122,413	10,166,957
Volkswagen AG	2,940	767,167

		17,020,645

Banks 0.1%
Commerzbank AG *	106,857	1,591,673

Capital Goods 0.9%
Brenntag AG	1,176	209,275
GEA Group AG	25,284	1,180,964
Hochtief AG	7,644	676,708
MAN SE	15,288	1,862,352
Osram Licht AG *	7,742	459,487
Siemens AG - Reg’d	95,407	12,626,417

		17,015,203

Commercial & Professional Services 0.0%
Bilfinger SE	4,116	471,925

Consumer Durables & Apparel 0.2%
Adidas AG	28,224	3,440,109
Puma SE	1,176	375,638

		3,815,747

Diversified Financials 0.4%
Deutsche Bank AG - Reg’d	117,925	5,698,303
Deutsche Boerse AG	26,460	2,050,635

		7,748,938

Food & Staples Retailing 0.1%
Metro AG	23,520	1,181,353

Food, Beverage & Tobacco 0.0%
Suedzucker AG	7,056	178,260

Health Care Equipment & Services 0.3%
Celesio AG	9,996	321,197
Fresenius Medical Care AG & Co. KGaA	27,636	1,935,574
Fresenius SE & Co. KGaA	16,464	2,335,806

		4,592,577

Household & Personal Products 0.2%
Beiersdorf AG	9,408	957,251
Henkel AG & Co. KGaA	17,052	1,693,227

		2,650,478

Insurance 0.8%
Allianz SE - Reg’d	52,920	9,212,006
Hannover Rueck SE	7,644	637,887
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	24,108	5,284,704

		15,134,597

Materials 1.1%
BASF SE	109,956	11,767,253
Fuchs Petrolub SE	2,940	243,780
HeidelbergCement AG	24,696	1,935,782
K+S AG	23,528	659,591
Lanxess AG	9,408	623,757
Linde AG	18,826	3,852,571
Salzgitter AG	5,880	256,149
ThyssenKrupp AG *	47,040	1,233,872

 5

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wacker Chemie AG	2,352	251,354

		20,824,109

Media 0.1%
Axel Springer AG	7,056	425,114
Kabel Deutschland Holding AG	8,820	1,152,852

		1,577,966

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	101,724	13,600,928
Merck KGaA	7,644	1,329,062
QIAGEN N.V. *	27,636	646,257

		15,576,247

Retailing 0.0%
Fielmann AG	1,764	202,037

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	137,004	1,393,437

Software & Services 0.5%
SAP AG	105,466	8,752,252
Software AG	4,116	157,868
United Internet AG - Reg’d	11,414	459,462

		9,369,582

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	334,795	5,326,492
Telefonica Deutschland Holding AG	23,127	188,932

		5,515,424

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d *	26,460	575,885
Deutsche Post AG - Reg’d	103,488	3,667,734
Fraport AG	5,292	390,384

		4,634,003

Utilities 0.3%
E.ON SE	205,162	3,955,431
RWE AG	58,212	2,239,847

		6,195,278

		136,689,479

Greece 0.0%

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. *	38,631	482,324

Hong Kong 3.1%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	456,000	482,313

Banks 0.3%
Bank of East Asia Ltd.	170,200	756,308
BOC Hong Kong Holdings Ltd.	588,000	1,987,140
Hang Seng Bank Ltd.	117,600	1,918,879
Wing Hang Bank Ltd.	13,500	199,906

		4,862,233

Capital Goods 0.3%
Hopewell Holdings Ltd.	294,000	985,985
Hutchison Whampoa Ltd.	218,000	2,772,575
Jardine Matheson Holdings Ltd.	24,600	1,242,792
Jardine Strategic Holdings Ltd.	20,000	641,000
Johnson Electric Holdings Ltd.	602,000	543,556
Shun Tak Holdings Ltd.	178,000	106,075

		6,291,983

Consumer Durables & Apparel 0.2%
Li & Fung Ltd.	694,000	945,308
Prada S.p.A.	31,200	301,229
Samsonite International S.A.	177,900	532,370
Techtronic Industries Co., Ltd.	294,000	790,684
Yue Yuen Industrial Holdings Ltd.	40,000	125,119

		2,694,710

Consumer Services 0.4%
Cafe de Coral Holdings Ltd.	34,000	114,683
China Travel International Investment Hong Kong Ltd.	1,176,000	251,806
Galaxy Entertainment Group Ltd. *	305,000	2,388,022
Melco International Development Ltd.	81,000	285,754
MGM China Holdings Ltd.	29,200	103,954
Sands China Ltd.	284,300	2,150,774
Shangri-La Asia Ltd.	250,000	478,546
SJM Holdings Ltd.	149,000	477,598
Wynn Macau Ltd.	80,000	306,992

		6,558,129

Diversified Financials 0.1%
Hong Kong Exchanges & Clearing Ltd.	144,300	2,533,228

Energy 0.0%
Brightoil Petroleum Holdings Ltd. *(a)	1,480,000	314,989

Food & Staples Retailing 0.0%
Sun Art Retail Group Ltd.	294,000	436,867

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	74,000	338,375
Tingyi Cayman Islands Holding Corp.	178,000	528,077
Want Want China Holdings Ltd.	807,000	1,194,993

		2,061,445

Insurance 0.4%
AIA Group Ltd.	1,435,400	7,276,379

Materials 0.0%
Shougang Fushan Resources Group Ltd.	1,176,000	412,597
United Co. RUSAL plc *(a)	389,000	115,907

		528,504

Media 0.0%
Television Broadcasts Ltd.	24,000	150,607

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	159,000	2,514,418
Hang Lung Group Ltd.	50,000	264,748
Hang Lung Properties Ltd.	325,000	1,092,046
Henderson Land Development Co., Ltd.	177,000	1,035,381
Hongkong Land Holdings Ltd.	134,000	791,940
Hutchison Harbour Ring Ltd.	1,374,000	108,110
Hysan Development Co., Ltd.	31,000	143,951
Kerry Logistics Network Ltd. (b)	32,750	34,217
Kerry Properties Ltd.	65,500	259,376
New World Development Co., Ltd.	588,000	797,890

6

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sino Land Co., Ltd.	225,000	308,217
Sun Hung Kai Properties Ltd.	170,000	2,182,931
Swire Pacific Ltd., Class A	72,000	870,670
Swire Properties Ltd.	235,200	632,548
The Link REIT	294,000	1,441,056
Wharf Holdings Ltd.	169,000	1,404,945
Wheelock & Co., Ltd.	120,000	584,316

		14,466,760

Retailing 0.1%
Chow Tai Fook Jewellery Group Ltd.	239,200	371,482
Esprit Holdings Ltd.	189,400	394,795
L’Occitane International S.A.	39,750	88,599
Lifestyle International Holdings Ltd.	294,000	621,929

		1,476,805

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	58,800	486,546
Semiconductor Manufacturing International Corp. *(a)	2,372,000	195,814

		682,360

Technology Hardware & Equipment 0.0%
AAC Technologies Holdings, Inc. (a)	68,000	306,992
VTech Holdings Ltd.	38,900	519,827

		826,819

Telecommunication Services 0.0%
PCCW Ltd.	588,000	254,839

Transportation 0.1%
Hopewell Highway Infrastructure Ltd. (a)	882,000	431,179
MTR Corp., Ltd.	150,000	583,349

		1,014,528

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	72,000	475,037
CLP Holdings Ltd.	199,500	1,635,341
Hong Kong & China Gas Co., Ltd.	637,300	1,502,692
Power Assets Holdings Ltd.	142,500	1,157,991

		4,771,061

		57,684,559

Ireland 0.2%

Banks 0.1%
Bank of Ireland *	3,224,008	1,255,439

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	18,228	1,171,425

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	82,320	1,492,383

Transportation 0.0%
Ryanair Holdings plc *	11,021	92,135

		4,011,382

Israel 0.5%

Banks 0.1%
Bank Hapoalim B.M.	134,064	747,422
Bank Leumi Le-Israel *	114,660	466,412
First International Bank of Israel Ltd.	15,876	257,645
Israel Discount Bank Ltd., A Shares *	107,610	218,255
Mizrahi Tefahot Bank Ltd.	12,936	163,775

		1,853,509

Energy 0.0%
Delek Group Ltd.	588	222,495

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	7,644	175,520

Materials 0.0%
Israel Chemicals Ltd.	59,976	511,093

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	111,282	4,504,602

Real Estate 0.0%
Azrieli Group	4,704	154,762
Gazit-Globe Ltd.	8,820	118,174

		272,936

Semiconductors & Semiconductor Equipment 0.0%
EZchip Semiconductor Ltd. *	3,651	87,575

Software & Services 0.0%
NICE Systems Ltd.	5,880	230,006

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	310,656	519,406
Cellcom Israel Ltd.	9,718	131,585
Partner Communications Co., Ltd. *	14,429	137,131

		788,122

		8,645,858

Italy 2.0%

Automobiles & Components 0.1%
Fiat S.p.A. *	79,998	636,100
Pirelli & C. S.p.A.	53,508	826,163

		1,462,263

Banks 0.4%
Banca Monte dei Paschi di Siena S.p.A. *	588,000	149,550
Banco Popolare Societa Cooperativa *	176,400	335,528
Intesa Sanpaolo S.p.A.	1,427,664	3,460,028
UniCredit S.p.A.	511,763	3,720,864
Unione di Banche Italiane S.c.p.A.	82,908	562,611

		8,228,581

Capital Goods 0.1%
CNH Industrial N.V. *	104,076	1,192,445
Finmeccanica S.p.A. *	29,650	216,383
Prysmian S.p.A.	16,048	419,960

		1,828,788

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	15,876	842,590

Consumer Services 0.0%
Autogrill S.p.A. *	27,048	225,567

Diversified Financials 0.1%
EXOR S.p.A.	16,464	646,269

 7

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mediobanca S.p.A. *	68,796	589,648

		1,235,917

Energy 0.5%
Eni S.p.A.	295,176	7,117,595
Saipem S.p.A.	35,280	793,546
Tenaris S.A.	54,096	1,219,717

		9,130,858

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	138,180	463,198

Insurance 0.2%
Assicurazioni Generali S.p.A.	144,648	3,324,440

Materials 0.0%
Buzzi Unicem S.p.A.	9,408	161,655

Media 0.0%
Mediaset S.p.A. *	97,608	446,006

Retailing 0.0%
World Duty Free S.p.A. *	24,794	290,490

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,289,944	1,261,040
Telecom Italia S.p.A. - RSP	762,048	586,744

		1,847,784

Transportation 0.1%
Atlantia S.p.A.	59,542	1,331,971

Utilities 0.3%
Enel Green Power S.p.A.	59,388	146,356
Enel S.p.A.	898,464	4,095,621
Snam S.p.A.	200,508	1,081,087
Terna-Rete Elettrica Nazionale S.p.A.	184,044	890,579

		6,213,643

		37,033,751

Japan 19.5%

Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	25,900	1,042,427
Bridgestone Corp.	69,800	2,557,026
Daihatsu Motor Co., Ltd.	11,000	201,377
Denso Corp.	58,800	2,946,749
Fuji Heavy Industries Ltd.	71,000	2,005,881
Honda Motor Co., Ltd.	217,300	9,191,706
Isuzu Motors Ltd.	152,000	971,113
Koito Manufacturing Co., Ltd.	7,000	134,782
Mazda Motor Corp. *	374,000	1,720,842
Mitsubishi Motors Corp. *(a)	117,600	1,275,202
NGK Spark Plug Co., Ltd.	14,000	325,228
Nissan Motor Co., Ltd.	294,000	2,688,263
Nok Corp.	58,800	942,041
Stanley Electric Co., Ltd.	9,700	213,682
Sumitomo Rubber Industries Ltd.	58,800	830,604
Suzuki Motor Corp.	58,800	1,510,712
The Yokohama Rubber Co., Ltd.	18,000	186,392
Toyoda Gosei Co., Ltd.	4,700	115,612
Toyota Industries Corp.	19,300	839,950
Toyota Motor Corp.	314,170	19,580,956
Yamaha Motor Co., Ltd.	58,800	938,594

		50,219,139

Banks 2.1%
Aozora Bank Ltd.	297,000	855,908
Fukuoka Financial Group, Inc.	107,000	479,783
Hokuhoku Financial Group, Inc.	588,000	1,206,272
Mitsubishi UFJ Financial Group, Inc.	1,713,700	11,032,367
Mizuho Financial Group, Inc.	2,940,000	6,174,962
North Pacific Bank Ltd.	117,600	450,341
Resona Holdings, Inc.	294,000	1,459,014
Senshu Ikeda Holdings, Inc.	77,280	361,619
Seven Bank Ltd.	58,800	203,343
Shinsei Bank Ltd.	588,000	1,453,270
Sumitomo Mitsui Financial Group, Inc.	158,800	7,865,149
Sumitomo Mitsui Trust Holdings, Inc.	588,000	2,889,308
Suruga Bank Ltd.	15,000	250,134
The 77 Bank Ltd.	28,000	138,407
The Awa Bank Ltd.	74,000	375,187
The Bank of Kyoto Ltd.	23,000	197,499
The Bank of Yokohama Ltd.	162,000	887,823
The Chiba Bank Ltd.	130,000	904,215
The Chugoku Bank Ltd.	10,000	135,496
The Gunma Bank Ltd.	29,000	164,314
The Hachijuni Bank Ltd.	31,000	183,823
The Hiroshima Bank Ltd.	38,000	156,284
The Iyo Bank Ltd.	19,000	192,292
The Joyo Bank Ltd.	37,000	189,039
The Juroku Bank Ltd.	47,000	177,688
The Shizuoka Bank Ltd.	60,000	679,334
Yamaguchi Financial Group, Inc.	16,000	147,863

		39,210,734

Capital Goods 2.8%
Amada Co., Ltd.	21,000	186,069
Asahi Glass Co., Ltd.	56,000	361,608
COMSYS Holdings Corp.	58,800	832,328
Daikin Industries Ltd.	58,800	3,733,698
Ebara Corp.	31,000	190,182
FANUC Corp.	22,690	3,821,380
Furukawa Electric Co., Ltd.	46,000	108,748
GS Yuasa Corp.	19,000	109,696
Hino Motors Ltd.	14,000	217,047
Hitachi Construction Machinery Co., Ltd.	5,500	117,775
IHI Corp.	277,000	1,158,169
ITOCHU Corp.	165,900	2,093,907
JGC Corp.	13,000	484,492
JTEKT Corp.	58,800	909,299
Kajima Corp.	39,000	145,919
Kawasaki Heavy Industries Ltd.	302,000	1,239,095
Keihan Electric Railway Co., Ltd.	80,000	307,136
Komatsu Ltd.	118,100	2,456,259
Kubota Corp.	147,000	2,514,502
LIXIL Group Corp.	58,800	1,522,774
Makita Corp.	20,400	1,018,356
Marubeni Corp.	243,000	1,763,777
MISUMI Group, Inc.	5,000	142,529
Mitsubishi Corp.	176,400	3,472,339
Mitsubishi Electric Corp.	178,000	2,057,090
Mitsubishi Heavy Industries Ltd.	588,000	3,773,907
Mitsui & Co., Ltd.	176,400	2,445,285
Nabtesco Corp.	4,900	114,213
NGK Insulators Ltd.	19,000	348,019

8

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nidec Corp.	14,900	1,439,564
NSK Ltd.	28,000	330,973
NTN Corp. *	32,000	145,362
Obayashi Corp.	41,000	221,492
Shimizu Corp.	37,000	173,135
SMC Corp.	8,000	1,927,221
Sojitz Corp.	294,000	542,822
Sumitomo Corp.	176,400	2,183,352
Sumitomo Electric Industries Ltd.	117,600	1,834,682
Sumitomo Heavy Industries Ltd.	25,000	120,403
Taisei Corp.	60,000	273,140
The Japan Steel Works Ltd.	26,000	138,934
THK Co., Ltd.	58,800	1,426,273
Toshiba Corp.	433,000	1,869,643
TOTO Ltd.	17,000	249,773
Toyota Tsusho Corp.	58,800	1,515,881
Ushio, Inc.	58,800	720,891

		52,759,139

Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	68,000	701,490
Secom Co., Ltd.	34,700	2,142,373
Toppan Printing Co., Ltd.	33,000	266,927

		3,110,790

Consumer Durables & Apparel 0.7%
Asics Corp.	8,200	135,458
Casio Computer Co., Ltd.	12,000	136,101
Haseko Corp. *	60,800	454,374
NAMCO BANDAI Holdings, Inc.	58,800	1,195,358
Nikon Corp.	58,800	1,115,514
Panasonic Corp.	294,000	3,374,689
Sega Sammy Holdings, Inc.	37,700	994,015
Sekisui Chemical Co., Ltd.	21,000	246,178
Sekisui House Ltd.	77,000	1,062,873
Sharp Corp. *	75,000	245,445
Shimano, Inc.	4,900	435,598
Sony Corp.	117,600	2,144,866
Sumitomo Forestry Co., Ltd.	58,800	703,084

		12,243,553

Consumer Services 0.1%
Oriental Land Co., Ltd.	7,100	1,046,637

Diversified Financials 0.6%
Aiful Corp. *	20,000	85,185
Credit Saison Co., Ltd.	58,800	1,649,720
Daiwa Securities Group, Inc.	160,000	1,555,219
Mitsubishi UFJ Lease & Finance Co., Ltd.	117,600	703,084
Nomura Holdings, Inc.	435,700	3,451,890
ORIX Corp.	165,900	3,022,552
SBI Holdings, Inc.	15,200	210,556

		10,678,206

Energy 0.2%
Cosmo Oil Co., Ltd. *	125,000	230,792
Idemitsu Kosan Co., Ltd.	2,100	188,736
Inpex Corp.	98,900	1,147,787
JX Holdings, Inc.	276,100	1,437,614
Showa Shell Sekiyu K.K.	58,800	653,684
TonenGeneral Sekiyu K.K.	59,000	570,605

		4,229,218

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	117,600	1,583,088
Lawson, Inc.	5,600	410,843
Seven & i Holdings Co., Ltd.	117,600	4,331,090

		6,325,021

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	82,000	1,169,540
Asahi Group Holdings Ltd.	58,800	1,610,660
Japan Tobacco, Inc.	135,600	4,583,363
Kagome Co., Ltd.	58,800	983,973
Kewpie Corp.	58,800	835,200
Kikkoman Corp.	11,000	211,049
Kirin Holdings Co., Ltd.	115,000	1,772,774
MEIJI Holdings Co., Ltd.	5,100	284,980
Nippon Meat Packers, Inc.	15,000	242,368
Nisshin Seifun Group, Inc.	14,800	160,195
Nissin Foods Holdings Co., Ltd.	6,000	241,489
Sapporo Holdings Ltd.	52,000	236,722
Toyo Suisan Kaisha Ltd.	7,000	204,054
Yakult Honsha Co., Ltd.	13,000	661,652
Yamazaki Baking Co., Ltd.	20,000	206,125

		13,404,144

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	3,600	186,744
M3, Inc.	96	250,679
Medipal Holdings Corp.	14,400	192,159
Miraca Holdings, Inc.	5,200	241,801
Olympus Corp. *	42,300	1,423,568
Suzuken Co., Ltd.	16,600	564,334
Sysmex Corp.	10,000	650,613
Terumo Corp.	18,500	966,883

		4,476,781

Household & Personal Products 0.2%
Kao Corp.	58,800	1,932,907
Lion Corp.	30,000	173,790
Shiseido Co., Ltd.	58,800	1,006,375
Unicharm Corp.	8,600	544,405

		3,657,477

Insurance 0.5%
MS&AD Insurance Group Holdings, Inc.	58,800	1,583,662
NKSJ Holdings, Inc.	21,000	582,416
Sony Financial Holdings, Inc.	31,300	557,722
T&D Holdings, Inc.	117,600	1,555,516
The Dai-ichi Life Insurance Co., Ltd.	117,600	1,843,873
Tokio Marine Holdings, Inc.	84,000	2,790,016

		8,913,205

Materials 1.4%
Air Water, Inc.	9,000	125,990
Asahi Kasei Corp.	175,000	1,381,331
Daicel Corp.	19,000	150,716
Daido Steel Co., Ltd.	23,000	125,375
Denki Kagaku Kogyo K.K.	38,000	162,595
DIC Corp.	45,000	139,354
Dowa Holdings Co., Ltd.	16,000	162,399
Hitachi Chemical Co., Ltd.	58,800	896,088
JFE Holdings, Inc.	61,900	1,392,017
JSR Corp.	58,800	1,081,624
Kaneka Corp.	19,000	116,934

 9

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kansai Paint Co., Ltd.	17,000	240,805
Kobe Steel Ltd. *	588,000	1,010,971
Kuraray Co. Ltd.	58,800	731,230
Maruichi Steel Tube Ltd.	4,600	113,242
Mitsubishi Chemical Holdings Corp.	294,000	1,367,108
Mitsubishi Gas Chemical Co., Inc.	31,000	242,876
Mitsubishi Materials Corp.	136,000	511,503
Mitsui Chemicals, Inc.	65,000	158,746
Nippon Kayaku Co., Ltd.	10,000	140,575
Nippon Paint Co., Ltd.	15,000	243,247
Nippon Shokubai Co., Ltd.	15,000	175,255
Nippon Steel & Sumitomo Metal Corp.	1,050,000	3,405,461
Nissan Chemical Industries Ltd.	11,200	175,826
Nisshin Steel Holdings Co., Ltd.	11,600	143,916
Nitto Denko Corp.	20,100	1,023,016
Oji Holdings Corp.	66,000	310,770
Shin-Etsu Chemical Co., Ltd.	58,800	3,400,537
Showa Denko K.K.	588,000	913,320
Sumitomo Chemical Co., Ltd.	247,000	994,129
Sumitomo Metal Mining Co., Ltd.	65,000	865,481
Sumitomo Osaka Cement Co., Ltd.	37,000	143,135
Taiheiyo Cement Corp.	194,000	784,604
Taiyo Nippon Sanso Corp.	18,000	119,396
Teijin Ltd.	67,000	146,613
Toray Industries, Inc.	185,000	1,308,455
Tosoh Corp.	37,000	166,268
Toyo Seikan Group Holdings Ltd.	13,000	274,059
Toyobo Co., Ltd.	75,000	138,475
Ube Industries Ltd.	83,000	173,516
Zeon Corp.	12,000	134,460

		25,291,418

Media 0.1%
Dentsu, Inc.	28,400	1,181,888
Hakuhodo DY Holdings, Inc.	117,600	936,297
Toho Co., Ltd.	21,800	472,353

		2,590,538

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	58,800	3,486,700
Chugai Pharmaceutical Co., Ltd.	58,800	1,404,445
Daiichi Sankyo Co., Ltd.	81,800	1,502,310
Dainippon Sumitomo Pharma Co., Ltd.	42,700	615,274
Eisai Co., Ltd.	58,800	2,297,660
Hisamitsu Pharmaceutical Co., Inc.	4,800	254,618
Kyowa Hakko Kirin Co., Ltd.	10,000	116,544
Mitsubishi Tanabe Pharma Corp.	9,800	134,796
Ono Pharmaceutical Co., Ltd.	5,200	394,197
Otsuka Holdings Co., Ltd.	58,800	1,718,650
Rohto Pharmaceutical Co., Ltd.	20,000	318,664
Santen Pharmaceutical Co., Ltd.	4,800	228,594
Sawai Pharmaceutical Co., Ltd.	2,000	138,133
Shionogi & Co., Ltd.	58,800	1,293,583
Taisho Pharmaceutical Holdings Co., Ltd.	2,600	178,811
Takeda Pharmaceutical Co., Ltd.	77,000	3,742,246

		17,825,225

Real Estate 0.8%
Aeon Mall Co., Ltd.	8,200	235,911
Daito Trust Construction Co., Ltd.	6,900	655,185
Daiwa House Industry Co., Ltd.	71,000	1,380,257
Hulic Co., Ltd.	18,800	330,949
Mitsubishi Estate Co., Ltd.	151,711	4,214,977
Mitsui Fudosan Co., Ltd.	109,000	3,700,239
Nomura Real Estate Holdings, Inc.	6,500	153,285
NTT Urban Development Corp.	58,800	677,235
Sumitomo Real Estate Sales Co., Ltd.	10,700	335,535
Sumitomo Realty & Development Co., Ltd.	57,000	2,703,414
Tokyo Tatemono Co., Ltd.	67,000	662,375
Tokyu Fudosan Holdings Corp. *	32,000	293,225

		15,342,587

Retailing 0.5%
Aoyama Trading Co., Ltd.	4,100	110,185
Fast Retailing Co., Ltd.	7,500	2,842,768
Isetan Mitsukoshi Holdings Ltd.	98,500	1,417,384
J Front Retailing Co., Ltd.	74,000	578,323
Komeri Co., Ltd.	4,500	113,813
Marui Group Co., Ltd.	58,800	604,859
Nitori Holdings Co., Ltd.	6,500	602,599
Point, Inc.	5,170	205,558
Sanrio Co., Ltd.	3,700	169,521
Takashimaya Co., Ltd.	15,000	142,138
USS Co., Ltd.	58,800	808,202
Yamada Denki Co., Ltd.	235,200	820,265

		8,415,615

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	59,600	767,379
Dainippon Screen Manufacturing Co., Ltd. *	45,000	243,980
Disco Corp.	2,000	137,352
Rohm Co., Ltd.	13,500	586,871
Tokyo Electron Ltd.	19,400	1,051,824

		2,787,406

Software & Services 0.4%
DeNA Co., Ltd.	28,000	544,327
Fujitsu Ltd. *	240,000	1,118,351
Gree, Inc. (a)	13,200	120,569
Kakaku.com, Inc.	5,800	106,181
KONAMI Corp.	24,500	637,361
Nexon Co., Ltd.	8,200	76,421
Nintendo Co., Ltd.	10,300	1,321,145
Nomura Research Institute Ltd.	37,700	1,237,454
NTT Data Corp.	10,000	359,986
Square Enix Holdings Co., Ltd.	6,700	114,803
Trend Micro, Inc.	17,000	665,950
Yahoo! Japan Corp.	176,400	851,283

		7,153,831

Technology Hardware & Equipment 1.4%
Alps Electric Co., Ltd. *	58,800	635,878
Brother Industries Ltd.	58,800	746,165
Canon, Inc.	135,900	4,527,124
FUJIFILM Holdings Corp.	58,800	1,606,639
Hamamatsu Photonics K.K.	2,100	82,880
Hirose Electric Co., Ltd.	4,200	642,524
Hitachi Ltd.	588,000	4,336,834
Hoya Corp.	58,800	1,591,704
Ibiden Co., Ltd.	6,600	113,025
Keyence Corp.	5,500	2,210,961

10

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Konica Minolta, Inc.	70,000	706,394
Kyocera Corp.	35,000	1,853,172
Murata Manufacturing Co., Ltd.	27,200	2,340,956
NEC Corp.	212,000	468,051
OMRON Corp.	37,700	1,552,342
Ricoh Co., Ltd.	93,000	1,067,504
Seiko Epson Corp.	10,800	261,230
TDK Corp.	20,800	971,269
Yaskawa Electric Corp.	14,000	187,642
Yokogawa Electric Corp.	59,800	905,485

		26,807,779

Telecommunication Services 1.0%
KDDI Corp.	63,700	4,001,280
Nippon Telegraph & Telephone Corp.	58,800	2,952,493
NTT DoCoMo, Inc.	186,400	3,004,543
SoftBank Corp.	103,700	8,398,115

		18,356,431

Transportation 1.0%
ANA Holdings, Inc. (a)	588,000	1,189,039
Central Japan Railway Co.	18,700	2,250,613
East Japan Railway Co.	58,800	4,819,343
Hankyu Hanshin Holdings, Inc.	169,000	932,789
Japan Airlines Co., Ltd.	4,670	237,686
Keikyu Corp.	26,000	218,180
Keio Corp.	28,000	185,727
Kintetsu Corp.	132,000	462,932
Mitsui OSK Lines Ltd.	86,000	382,260
Nippon Express Co., Ltd.	108,000	557,065
Nippon Yusen K.K.	120,000	371,611
Odakyu Electric Railway Co., Ltd.	90,000	800,957
Tobu Railway Co., Ltd.	89,000	434,719
Tokyu Corp.	192,000	1,294,192
West Japan Railway Co.	58,800	2,573,380
Yamato Holdings Co., Ltd.	58,800	1,247,630

		17,958,123

Utilities 0.5%
Chubu Electric Power Co., Inc.	117,600	1,589,981
Electric Power Development Co., Ltd.	11,000	325,062
Hokkaido Electric Power Co., Inc. *	16,500	194,554
Hokuriku Electric Power Co.	16,700	222,036
Kyushu Electric Power Co., Inc. *	58,800	762,249
Osaka Gas Co., Ltd.	142,000	574,298
Shikoku Electric Power Co., Inc. *	12,200	193,193
The Chugoku Electric Power Co., Inc.	59,400	868,093
The Kansai Electric Power Co., Inc. *	117,600	1,336,089
Toho Gas Co., Ltd.	135,000	654,130
Tohoku Electric Power Co., Inc. *	58,800	648,515
Tokyo Electric Power Co., Inc. *	176,400	940,892
Tokyo Gas Co., Ltd.	247,000	1,230,596

		9,539,688

		362,342,685

Netherlands 2.5%

Capital Goods 0.2%
Koninklijke Boskalis Westminster N.V.	4,704	235,086
Koninklijke Philips N.V.	130,536	4,682,331

		4,917,417

Commercial & Professional Services 0.1%
Randstad Holding N.V.	17,052	1,064,739

Diversified Financials 0.3%
ING Groep N.V. CVA *	427,476	5,563,043

Energy 0.1%
Fugro N.V. CVA	9,996	609,254
Koninklijke Vopak N.V.	12,667	759,806
SBM Offshore N.V. *	21,296	426,815

		1,795,875

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	141,120	2,574,702

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	12,936	816,187
Heineken N.V.	32,340	2,202,948
Unilever N.V. CVA	195,599	7,723,217

		10,742,352

Insurance 0.1%
AEGON N.V.	236,964	2,109,732

Materials 0.3%
Akzo Nobel N.V.	27,048	2,041,332
ArcelorMittal	116,424	2,009,997
Koninklijke DSM N.V.	21,756	1,711,256

		5,762,585

Media 0.1%
Reed Elsevier N.V.	81,732	1,749,357
Wolters Kluwer N.V.	35,280	996,736

		2,746,093

Real Estate 0.2%
Corio N.V.	9,477	411,877
Unibail-Rodamco SE	11,760	3,081,476

		3,493,353

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	34,254	3,212,929

Technology Hardware & Equipment 0.1%
Gemalto N.V.	8,252	933,896

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V. *	354,907	1,156,837
Ziggo N.V.	11,760	505,013

		1,661,850

Transportation 0.0%
TNT Express N.V.	52,920	486,287

		47,064,853

New Zealand 0.1%

Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	109,368	331,259

 11

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.0%
Fletcher Building Ltd.	45,276	337,475

Real Estate 0.0%
Kiwi Income Property Trust	299,880	271,752

Telecommunication Services 0.0%
Chorus Ltd.	54,684	68,082
Telecom Corp. of New Zealand Ltd.	234,024	439,432

		507,514

Transportation 0.1%
Auckland International Airport Ltd.	341,040	980,056

		2,428,056

Norway 0.7%

Banks 0.1%
DnB A.S.A.	136,416	2,417,857

Energy 0.3%
Aker Solutions A.S.A.	16,499	293,510
Seadrill Ltd.	41,160	1,756,515
Statoil A.S.A.	129,149	2,922,558
Subsea 7 S.A.	24,108	470,260

		5,442,843

Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	117,600	916,811

Insurance 0.0%
Gjensidige Forsikring A.S.A.	11,760	212,089

Materials 0.1%
Norsk Hydro A.S.A.	98,784	422,856
Yara International A.S.A.	21,007	918,119

		1,340,975

Media 0.0%
Schibsted A.S.A.	2,372	153,506

Telecommunication Services 0.1%
Telenor A.S.A.	75,852	1,826,863

		12,310,944

Portugal 0.2%

Banks 0.0%
Banco Espirito Santo S.A. - Reg’d *	125,345	175,784

Energy 0.0%
Galp Energia, SGPS, S.A.	28,224	468,634

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	39,984	827,491

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	67,032	301,821

Utilities 0.1%
EDP - Energias de Portugal S.A.	298,116	1,130,431

		2,904,161

Republic of Korea 4.0%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	7,937	468,735
Hyundai Mobis	7,816	2,267,327
Hyundai Motor Co.	19,992	4,760,450
Hyundai Wia Corp.	2,062	370,198
Kia Motors Corp.	32,068	1,830,206
Mando Corp.	1,575	211,329

		9,908,245

Banks 0.4%
BS Financial Group, Inc.	4,800	73,930
Hana Financial Group, Inc.	35,600	1,335,462
KB Financial Group, Inc. ADR	58,800	2,192,064
Shinhan Financial Group Co., Ltd. ADR	69,512	2,936,187
Woori Finance Holdings Co., Ltd.	31,050	371,145

		6,908,788

Capital Goods 0.4%
CJ Corp.	1,000	98,271
Daelim Industrial Co., Ltd.	1,800	170,934
Daewoo Engineering & Construction Co., Ltd. *	75,000	604,507
Daewoo International Corp.	5,027	184,778
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	15,280	529,884
Doosan Corp.	1,746	224,375
Doosan Infracore Co., Ltd. *	11,570	143,217
Hyundai Engineering & Construction Co., Ltd.	5,409	321,484
Hyundai Heavy Industries Co., Ltd.	5,447	1,397,392
Hyundai Mipo Dockyard Co., Ltd.	3,500	596,948
KCC Corp.	300	132,382
LG Corp.	13,525	798,746
LG Hausys Ltd.	1,709	230,117
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung C&T Corp.	13,827	825,727
Samsung Engineering Co., Ltd.	3,352	199,226
Samsung Heavy Industries Co., Ltd.	17,240	638,579
Samsung Techwin Co., Ltd.	3,201	171,498
SK Holdings Co., Ltd.	3,220	568,969

		7,837,034

Commercial & Professional Services 0.0%
S-1 Corp.	6,932	468,334

Consumer Durables & Apparel 0.0%
Coway Co., Ltd.	4,500	281,489
LG Electronics, Inc.	6,445	416,553

		698,042

Consumer Services 0.0%
Kangwon Land, Inc.	7,430	233,087

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	33,000	286,875
Korea Investment Holdings Co., Ltd.	2,650	101,788
Samsung Card Co., Ltd.	6,960	250,568
Samsung Securities Co., Ltd.	8,799	376,221
Woori Investment & Securities Co., Ltd.	24,960	250,001

		1,265,453

Energy 0.1%
GS Holdings	8,180	437,483
S-Oil Corp.	5,866	420,148
SK Innovation Co., Ltd.	5,855	796,674

		1,654,305

12

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	3,079	784,079

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	1,700	414,438
KT&G Corp.	13,630	1,011,013
Lotte Chilsung Beverage Co., Ltd.	55	79,826
Lotte Confectionery Co., Ltd.	50	82,869
NongShim Co., Ltd.	270	63,271
Orion Corp.	464	395,472

		2,046,889

Household & Personal Products 0.1%
Amorepacific Corp.	203	183,569
AMOREPACIFIC Group	700	287,395
LG Household & Health Care Ltd.	1,120	575,715

		1,046,679

Insurance 0.2%
Dongbu Insurance Co., Ltd.	3,650	184,863
Hanwha Life Insurance Co., Ltd.	20,000	137,012
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	181,140
Samsung Fire & Marine Insurance Co., Ltd.	4,570	1,124,903
Samsung Life Insurance Co., Ltd.	13,416	1,293,047

		2,920,965

Materials 0.4%
Cheil Industries, Inc.	3,550	305,589
Hanwha Corp.	11,020	412,873
Hyosung Corp.	7,728	526,494
Hyundai Steel Co.	6,037	471,186
Korea Zinc Co., Ltd.	1,111	302,342
LG Chem Ltd.	4,825	1,324,447
Lotte Chemical Corp.	1,026	212,316
OCI Co., Ltd.	2,000	331,664
POSCO ADR	46,052	3,568,569

		7,455,480

Media 0.0%
Cheil Worldwide, Inc. *	10,000	244,260

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	12,220	494,781
Yuhan Corp.	434	77,097

		571,878

Retailing 0.1%
Hyundai Department Store Co., Ltd.	2,016	314,315
Lotte Shopping Co., Ltd.	1,388	514,123

		828,438

Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co., Ltd. GDR - Reg’d	25,925	18,354,900
SK Hynix, Inc. *	56,400	1,886,573

		20,241,473

Software & Services 0.2%
Daum Communications Corp.	1,876	150,498
Naver Corp.	3,669	2,399,082
NCSoft Corp.	1,400	314,183
NHN Entertainment Corp. *	1,320	119,240
SK C&C Co. Ltd.	2,800	358,500

		3,341,503

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd. ADR *	58,800	681,492
Samsung Electro-Mechanics Co., Ltd.	8,664	669,673
Samsung SDI Co., Ltd.	2,800	464,330

		1,815,495

Telecommunication Services 0.1%
KT Corp. ADR	40,572	635,763
LG Uplus Corp. *	37,570	372,754
SK Telecom Co., Ltd. ADR	58,800	1,404,144

		2,412,661

Transportation 0.0%
CJ Korea Express Co., Ltd. *	1,164	100,969
Hanjin Shipping Co., Ltd. *	11,430	65,450
Hyundai Glovis Co., Ltd.	2,135	476,103
Hyundai Merchant Marine Co., Ltd. *	9,660	102,688

		745,210

Utilities 0.1%
Korea Electric Power Corp. ADR *	58,800	894,936
Korea Gas Corp.	3,633	225,196

		1,120,132

		74,548,430

Singapore 1.3%

Banks 0.4%
DBS Group Holdings Ltd.	178,000	2,439,407
Oversea-Chinese Banking Corp., Ltd.	319,000	2,656,637
United Overseas Bank Ltd.	113,000	1,885,737

		6,981,781

Capital Goods 0.2%
Cosco Corp. Singapore Ltd. (a)	217,000	127,230
Keppel Corp., Ltd.	75,000	676,651
Noble Group Ltd.	588,181	518,459
SembCorp Industries Ltd.	25,000	107,690
SembCorp Marine Ltd. (a)	50,000	177,090
Singapore Technologies Engineering Ltd.	588,000	1,894,958
Yangzijiang Shipbuilding Holdings Ltd.	588,000	546,442

		4,048,520

Consumer Services 0.0%
Genting Singapore plc	588,000	689,502

Diversified Financials 0.0%
Singapore Exchange Ltd.	32,000	184,556

Food & Staples Retailing 0.0%
Olam International Ltd. (a)	154,772	190,132

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,176,000	539,406
Wilmar International Ltd.	266,000	746,905

		1,286,311

Media 0.0%
Singapore Press Holdings Ltd. (a)	170,000	577,696

Real Estate 0.3%
CapitaCommercial Trust	588,000	696,538
Capitaland Ltd.	588,000	1,421,219

 13

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CapitaMall Trust	588,000	912,301
City Developments Ltd.	21,000	167,183
Global Logistic Properties Ltd.	65,000	152,959
Keppel Land Ltd.	33,000	92,661
Wing Tai Holdings Ltd.	660,000	1,052,967
Yanlord Land Group Ltd.	355,000	345,485

		4,841,313

Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	23,000	138,154

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,176,000	3,489,726

Transportation 0.1%
ComfortDelGro Corp., Ltd.	588,000	921,682
Hutchison Port Holdings Trust	95,000	64,600
Neptune Orient Lines Ltd. *(a)	615,000	522,475
Singapore Post Ltd.	588,000	600,383

		2,109,140

		24,536,831

Spain 2.8%

Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	637,980	7,638,836
Banco de Sabadell S.A.	398,948	1,030,427
Banco Popular Espanol S.A. *	153,076	891,415
Banco Santander S.A.	1,246,111	11,101,132
Bankinter S.A.	40,572	256,980
CaixaBank S.A.	157,584	799,016

		21,717,806

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	23,520	761,523
Ferrovial S.A.	59,388	1,126,376
Zardoya Otis S.A.	17,686	304,135

		2,192,034

Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	4,704	277,197

Energy 0.2%
Repsol S.A.	127,008	3,342,693

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	64,680	594,351

Insurance 0.0%
Mapfre S.A.	87,024	346,339

Materials 0.0%
Acerinox S.A.	28,224	377,828

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	28,224	1,293,307

Retailing 0.2%
Inditex S.A.	29,988	4,791,420

Software & Services 0.1%
Amadeus IT Holding S.A.	45,864	1,721,328

Telecommunication Services 0.4%
Telefonica S.A.	471,733	7,778,109

Transportation 0.1%
Abertis Infraestructuras S.A.	44,100	939,694

Utilities 0.4%
Acciona S.A.	3,989	244,378
Enagas S.A.	26,460	697,655
Gas Natural SDG S.A.	62,916	1,569,351
Iberdrola S.A.	560,364	3,576,774
Red Electrica Corporacion S.A.	9,463	607,884

		6,696,042

		52,068,148

Sweden 2.7%

Banks 0.7%
Nordea Bank AB	369,264	4,788,152
Skandinaviska Enskilda Banken AB, A Shares	192,276	2,341,690
Svenska Handelsbanken AB, A Shares	69,972	3,263,101
Swedbank AB, A Shares	102,900	2,637,069

		13,030,012

Capital Goods 0.7%
Alfa Laval AB	41,748	993,247
Assa Abloy AB, B Shares	34,434	1,748,582
Atlas Copco AB, A Shares	79,380	2,218,916
Atlas Copco AB, B Shares	51,156	1,296,129
Sandvik AB	109,368	1,533,607
Scania AB, B Shares	44,688	889,528
Skanska AB, B Shares	51,156	978,358
SKF AB, B Shares	55,272	1,512,888
Volvo AB, B Shares	172,872	2,285,229

		13,456,484

Commercial & Professional Services 0.0%
Securitas AB, B Shares	58,212	601,629

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	35,868	875,853
Husqvarna AB, B Shares	16,580	99,872

		975,725

Diversified Financials 0.2%
Industrivarden AB, A Shares	34,104	668,414
Investment AB Kinnevik, B Shares	16,464	649,648
Investor AB, B Shares	69,384	2,274,955

		3,593,017

Energy 0.0%
Lundin Petroleum AB *	23,545	491,365

Food, Beverage & Tobacco 0.1%
Swedish Match AB	38,920	1,213,580

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	16,464	247,617
Getinge AB, B Shares	24,696	774,590

		1,022,207

Household & Personal Products 0.1%
Svenska Cellulosa AB, B Shares	67,620	1,981,231

Materials 0.0%
Boliden AB	22,344	328,018
Holmen AB, B Shares	6,468	226,718

		554,736

14

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.0%
Modern Times Group AB, B Shares	5,297	268,094

Retailing 0.2%
Hennes & Mauritz AB, B Shares	95,256	4,051,617

Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	28,812	888,700
Telefonaktiebolaget LM Ericsson, B Shares	352,800	4,410,034

		5,298,734

Telecommunication Services 0.2%
Tele2 AB	53,508	654,529
TeliaSonera AB	252,840	2,071,555

		2,726,084

		49,264,515

Switzerland 7.7%

Banks 0.0%
Banque Cantonale Vaudoise - Reg’d	588	315,261

Capital Goods 0.7%
ABB Ltd. - Reg’d *	301,644	7,740,966
Geberit AG - Reg’d	7,056	2,079,359
Schindler Holding AG	7,056	976,042
Schindler Holding AG - Reg’d	9,996	1,394,893
Sulzer AG - Reg’d	1,764	275,244

		12,466,504

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	19,992	1,544,228
SGS S.A. - Reg’d	588	1,329,369

		2,873,597

Consumer Durables & Apparel 0.5%
Cie Financiere Richemont S.A.	59,388	6,052,825
The Swatch Group AG	4,116	2,705,587
The Swatch Group AG - Reg’d	9,996	1,120,561

		9,878,973

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d *	143,232	4,276,434
GAM Holding AG *	22,344	411,694
Julius Baer Group Ltd. *	34,880	1,639,686
Pargesa Holding S.A.	2,940	228,231
UBS AG - Reg’d *	468,673	8,962,175

		15,518,220

Energy 0.1%
Transocean Ltd.	40,572	2,050,039

Food, Beverage & Tobacco 1.6%
Aryzta AG *	11,172	835,134
Lindt & Spruengli AG	5	257,318
Nestle S.A. - Reg’d	382,788	28,042,456

		29,134,908

Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg’d *	6,468	904,010

Insurance 0.5%
Baloise Holding AG - Reg’d	5,292	626,619
Swiss Life Holding AG - Reg’d *	2,263	469,804
Swiss Re AG *	44,688	3,988,366
Zurich Insurance Group AG *	17,640	4,936,819

		10,021,608

Materials 0.5%
Clariant AG - Reg’d *	9,428	165,680
Givaudan S.A. - Reg’d *	1,764	2,496,714
Holcim Ltd. - Reg’d *	25,284	1,839,676
Syngenta AG - Reg’d	13,778	5,427,951

		9,930,021

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Actelion Ltd. - Reg’d *	9,408	786,039
Lonza Group AG - Reg’d *	3,350	313,072
Novartis AG - Reg’d	277,536	22,005,704
Roche Holding AG	82,320	23,020,266

		46,125,081

Real Estate 0.0%
Swiss Prime Site AG - Reg’d *	3,735	286,847

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,528	1,808,410

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	5,880	763,915

		142,077,394

United Kingdom 18.6%

Automobiles & Components 0.1%
GKN plc	193,452	1,201,307

Banks 2.6%
Barclays plc	1,833,787	8,161,419
HSBC Holdings plc	2,229,782	24,906,358
Lloyds Banking Group plc *	5,534,256	7,016,610
Royal Bank of Scotland Group plc *	231,732	1,242,014
Standard Chartered plc	282,289	6,697,915

		48,024,316

Capital Goods 0.8%
BAE Systems plc	396,900	2,778,707
Bunzl plc	31,752	721,918
Cobham plc	114,660	496,405
IMI plc	24,696	593,854
Invensys plc	72,420	593,731
Meggitt plc	75,264	615,321
Melrose Industries plc	47,040	225,074
Rolls-Royce Holdings plc *	207,564	4,199,003
Smiths Group plc	54,096	1,217,528
The Weir Group plc	21,168	742,722
Wolseley plc	36,517	1,972,156

		14,156,419

Commercial & Professional Services 0.4%
Aggreko plc	31,752	834,782
Babcock International Group plc	29,400	630,879
Capita plc	73,500	1,200,355
Experian plc	115,836	2,138,428
G4S plc	166,992	714,490
Intertek Group plc	14,700	731,289
Rentokil Initial plc	262,248	455,779

		6,706,002

 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.1%
Burberry Group plc	58,212	1,456,058

Consumer Services 0.4%
Carnival plc	15,615	571,160
Compass Group plc	217,560	3,282,206
InterContinental Hotels Group plc	28,396	885,163
Ladbrokes plc	166,404	476,466
TUI Travel plc	115,836	696,934
Whitbread plc	24,108	1,408,612
William Hill plc	166,640	1,052,552

		8,373,093

Diversified Financials 0.3%
3i Group plc	126,420	766,204
Aberdeen Asset Management plc	162,602	1,311,242
Ashmore Group plc	40,572	261,848
Hargreaves Lansdown plc	27,048	536,988
ICAP plc	98,196	666,080
Investec plc	46,452	328,484
London Stock Exchange Group plc	11,760	313,417
Man Group plc	79,380	115,335
Schroders plc	18,228	736,308
Schroders plc, Non-Voting Shares	11,760	376,986

		5,412,892

Energy 3.0%
AMEC plc	38,808	719,606
BG Group plc	394,045	8,058,636
BP plc	2,210,622	17,453,747
Essar Energy plc *	52,332	70,935
John Wood Group plc	59,388	774,353
Petrofac Ltd.	30,576	634,076
Royal Dutch Shell plc, A Shares	452,573	15,182,585
Royal Dutch Shell plc, B Shares	302,836	10,638,017
Tullow Oil plc	116,424	1,658,209

		55,190,164

Food & Staples Retailing 0.4%
J Sainsbury plc	230,496	1,538,196
Tesco plc	929,040	5,295,151
William Morrison Supermarkets plc	310,464	1,350,215

		8,183,562

Food, Beverage & Tobacco 2.2%
Associated British Foods plc	43,512	1,634,332
British American Tobacco plc	211,762	11,311,650
Coca-Cola HBC AG CDI *	23,520	661,507
Diageo plc	294,000	9,371,677
Imperial Tobacco Group plc	116,424	4,432,061
SABMiller plc	139,944	7,227,788
Tate & Lyle plc	64,680	831,700
Unilever plc	154,056	6,230,557

		41,701,272

Health Care Equipment & Services 0.1%
Smith & Nephew plc	99,960	1,335,295

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	88,200	7,092,327

Insurance 1.0%
Admiral Group plc	8,232	167,611
Aviva plc	329,868	2,319,681
Legal & General Group plc	773,220	2,709,200
Old Mutual plc	606,967	1,979,536
Prudential plc	344,568	7,376,964
Resolution Ltd.	409,286	2,293,544
RSA Insurance Group plc	129,496	225,697
Standard Life plc	250,488	1,441,836

		18,514,069

Materials 1.8%
African Barrick Gold plc	23,625	66,214
Anglo American plc	162,876	3,599,119
Antofagasta plc	30,576	397,675
BHP Billiton plc	256,368	7,806,751
CRH plc	85,848	2,183,880
Croda International plc	19,341	736,279
Evraz plc *	72,512	126,974
Fresnillo plc	24,108	328,952
Glencore Xstrata plc *	1,173,661	5,956,914
Johnson Matthey plc	22,974	1,192,952
Lonmin plc *	39,461	202,256
Polymetal International plc	12,373	108,128
Randgold Resources Ltd.	9,996	711,612
Rexam plc	109,490	896,033
Rio Tinto plc	153,232	8,186,419
Vedanta Resources plc	14,112	204,578

		32,704,736

Media 0.6%
British Sky Broadcasting Group plc	135,828	1,822,218
Daily Mail & General Trust plc, A Shares	25,872	387,985
Informa plc	45,864	418,836
ITV plc	537,432	1,672,647
Pearson plc	83,496	1,846,403
Reed Elsevier plc	122,892	1,779,521
WPP plc	143,472	3,175,043

		11,102,653

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	164,679	9,477,751
GlaxoSmithKline plc	558,367	14,803,336
Shire plc	61,740	2,803,412

		27,084,499

Real Estate 0.3%
British Land Co. plc	161,112	1,612,487
Hammerson plc	124,656	1,042,404
Intu Properties plc	127,008	668,450
Land Securities Group plc	92,316	1,441,110
SEGRO plc	115,836	634,697

		5,399,148

Retailing 0.3%
Kingfisher plc	313,404	1,929,763
Marks & Spencer Group plc	165,816	1,322,765
Next plc	18,816	1,693,644

		4,946,172

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	174,048	2,902,311

Software & Services 0.0%
The Sage Group plc	143,620	819,634

Telecommunication Services 1.5%
BT Group plc	878,472	5,363,082
Inmarsat plc	51,156	581,545

16

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vodafone Group plc	5,875,546	21,828,225

		27,772,852

Transportation 0.1%
easyJet plc	21,756	507,477
International Consolidated Airlines Group S.A. *	135,240	811,464

		1,318,941

Utilities 0.7%
Centrica plc	629,748	3,489,763
Drax Group plc	42,924	486,205
National Grid plc	386,904	4,911,702
Severn Trent plc	29,988	867,492
SSE plc	105,252	2,287,855
United Utilities Group plc	74,088	799,155

		12,842,172

		344,239,894

Total Common Stock
(Cost $1,585,044,064)		1,836,607,196

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche Automobil Holding SE	18,816	1,918,857
Volkswagen AG	20,334	5,407,029

		7,325,886

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	17,640	2,004,281

Total Preferred Stock
(Cost $6,362,460)		9,330,167

Rights 0.0% of net assets

Hong Kong 0.0%

Consumer Services 0.0%
New Hotel *(b)(c)	6,863	—

Spain 0.0%

Banks 0.0%
CaixaBank S.A. *	157,584	11,586

Total Rights
(Cost $10,685)		11,586

Other Investment Company 0.1% of net assets

United States 0.1%

Equity Fund 0.1%
iShares MSCI EAFE ETF	30,000	1,987,200

Total Other Investment Company
(Cost $1,794,643)		1,987,200

End of Investments

Collateral Invested for Securities on Loan 0.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	8,039,893	8,039,893

Total Collateral Invested for Securities on Loan
(Cost $8,039,893)		8,039,893

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $1,593,838,965 and the unrealized appreciation and depreciation were $300,782,266 and ($46,685,082), respectively, with a net unrealized appreciation of $254,097,184.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,769,038.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
(d)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

18

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,778,922,637	$—	$—	$1,778,922,637
Hong Kong[1]	43,217,799	—	—	43,217,799
Real Estate	14,432,543	—	34,217	14,466,760
Preferred Stock[1]	9,330,167	—	—	9,330,167
Rights[1]	11,586	—	—	11,586
Other Investment Company[1]	1,987,200	—	—	1,987,200

Total	$1,847,901,932	$—	$34,217	$1,847,936,149

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,039,893	$—	$—	$8,039,893

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2013

Common Stock
Hong Kong	$467	$—	$33,750	$—	$—	$—	$—	$34,217
Rights
Italy	44	—	(44)	—	—	—	—	—

Total	$511	$—	$33,706	$—	$—	$—	$—	$34,217

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2013.

REG54094NOV13

 19

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	286,733,287	336,656,894
0.3%		Other Investment Companies	822,691	1,118,366
0.2%		Preferred Stock	482,460	685,265
0.0%		Rights	—	9,138

99.8%		Total Investments	288,038,438	338,469,663
2.4%		Collateral Invested for Securities on Loan	8,102,041	8,102,041
(2	.2)%	Other Assets and Liabilities, Net		(7,522,795)

100.0%		Net Assets		339,048,909

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Australia 4.9%

Automobiles & Components 0.0%
ARB Corp., Ltd.	10,700	120,467

Capital Goods 0.4%
AJ Lucas Group Ltd. *	23,387	19,662
Ausdrill Ltd.	53,801	38,350
Bradken Ltd.	40,993	207,911
Cardno Ltd. (c)	23,120	142,827
Hills Holdings Ltd.	34,098	52,038
Monadelphous Group Ltd. (c)	20,800	313,634
NRW Holdings Ltd.	86,244	93,001
Seven Group Holdings Ltd.	23,120	152,968
UGL Ltd.	32,032	188,807

		1,209,198

Commercial & Professional Services 0.5%
Cabcharge Australia Ltd. (c)	48,934	177,085
McMillan Shakespeare Ltd. (c)	10,700	129,268
Mineral Resources Ltd.	24,610	245,139
SAI Global Ltd.	46,240	171,561
Seek Ltd.	64,748	791,103
Skilled Group Ltd.	13,188	40,494
Transpacific Industries Group Ltd. *	214,000	224,899

		1,779,549

Consumer Durables & Apparel 0.1%
Fleetwood Corp., Ltd.	10,700	28,063
G.U.D. Holdings Ltd. (c)	34,348	177,348

		205,411

Consumer Services 0.3%
Ainsworth Game Technology Ltd. (c)	27,127	111,555
Ardent Leisure Group	57,800	106,169
Invocare Ltd.	42,199	409,931
Navitas Ltd.	61,675	338,170

		965,825

Diversified Financials 0.1%
FlexiGroup Ltd.	57,800	233,467

Energy 0.4%
Aurora Oil & Gas Ltd. *	115,600	319,036
AWE Ltd. *	151,591	165,545
Beach Energy Ltd.	173,400	213,131
Buru Energy Ltd. *(c)	26,470	33,986
Drillsearch Energy Ltd. *(c)	70,983	83,680
Horizon Oil Ltd. *(c)	183,719	50,367
Karoon Gas Australia Ltd. *	56,890	217,314
Linc Energy Ltd. *(a)(c)	51,222	46,575
Roc Oil Co., Ltd. *	57,906	24,607
Senex Energy Ltd. *	160,034	118,460

		1,272,701

Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	53,500	58,669
GrainCorp Ltd.	63,200	503,627

		562,296

Health Care Equipment & Services 0.2%
Australian Pharmaceutical Industries Ltd.	74,509	41,535
Primary Health Care Ltd.	142,030	648,971
Sigma Pharmaceuticals Ltd.	289,590	156,138

		846,644

Materials 0.5%
Beadell Resources Ltd. *	88,143	61,218
CuDeco Ltd. *(c)	27,398	50,075
Evolution Mining Ltd.	92,480	51,130
Imdex Ltd.	66,382	37,005
Independence Group NL	57,275	154,405
Kingsgate Consolidated Ltd. (c)	43,165	41,024
Medusa Mining Ltd. *	25,593	39,526
Mineral Deposits Ltd. *	9,582	21,891
Mount Gibson Iron Ltd.	160,500	153,273
Northern Star Resources Ltd.	52,185	32,429
PanAust Ltd.	145,774	202,488
Papillon Resources Ltd. *	43,837	37,857
Regis Resources Ltd.	95,030	260,530
Resolute Mining Ltd.	172,830	78,970
Sandfire Resources NL *	27,419	144,578
Silver Lake Resources Ltd. *	88,028	37,407
Sirius Resources NL *(c)	33,921	66,337
St. Barbara Ltd. *	107,000	27,379
Tiger Resources Ltd. *	160,500	49,869
Western Areas Ltd. (c)	28,900	55,198

		1,602,589

Media 0.1%
REA Group Ltd.	10,700	396,115
Southern Cross Media Group Ltd.	57,800	82,928

		479,043

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Acrux Ltd.	34,680	79,231
Mesoblast Ltd. *(c)	46,164	259,028
Sirtex Medical Ltd.	8,034	86,487
Starpharma Holdings Ltd. *(c)	53,500	40,091

		464,837

Real Estate 0.5%
Abacus Property Group (c)	99,224	204,928
BWP Trust	137,268	287,263
Challenger Diversified Property Group	46,266	106,123
Charter Hall Group	86,385	296,036
Charter Hall Retail REIT	80,250	277,945
FKP Property Group	84,051	165,142
Investa Office Fund	139,100	396,604
Sunland Group Ltd.	21,400	27,868

		1,761,909

Retailing 0.7%
Automotive Holdings Group Ltd.	94,345	312,968
Breville Group Ltd.	8,688	66,216
Cash Converters International Ltd.	27,179	21,236
David Jones Ltd. (c)	129,118	350,444
JB Hi-Fi Ltd. (c)	20,025	373,317
Myer Holdings Ltd.	148,115	385,762
Pacific Brands Ltd.	327,636	196,114
Premier Investments Ltd.	23,120	165,856
Reject Shop Ltd. (c)	5,780	89,531
Super Retail Group Ltd.	28,900	361,557
Wotif.com Holdings Ltd. (c)	33,927	135,488

		2,458,489

Semiconductors & Semiconductor Equipment 0.0%
Silex Systems Ltd. *	28,082	58,511

Software & Services 0.3%
carsales.com Ltd.	46,041	409,386
Iress Ltd.	43,121	386,968
SMS Management & Technology Ltd. (c)	21,400	81,159
UXC Ltd.	61,870	58,236

		935,749

Telecommunication Services 0.1%
Amcom Telecommunications Ltd.	20,685	40,074
iiNET Ltd.	5,414	30,527
M2 Telecommunications Group Ltd.	16,748	89,994
TPG Telecom Ltd.	95,503	360,448

		521,043

Transportation 0.1%
Mermaid Marine Australia Ltd.	17,254	51,560
Qube Holdings Ltd.	57,800	108,810
Virgin Australia Holdings Ltd. *	463,187	165,081
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—

		325,451

Utilities 0.3%
DUET Group	224,700	431,219
Energy World Corp. Ltd. *	265,900	95,982
Infigen Energy *	241,506	56,279
Spark Infrastructure Group	265,900	394,863

		978,343

		16,781,522

Austria 0.8%

Capital Goods 0.2%
Wienerberger AG	32,132	538,117

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	2,927	308,140

Materials 0.1%
Mayr Melnhof Karton AG	1,200	148,649
RHI AG	3,680	131,876

		280,525

Real Estate 0.3%
Atrium European Real Estate Ltd.	49,755	296,718
CA Immobilien Anlagen AG *	23,120	386,248
Conwert Immobilien Invest SE *	14,927	189,988
S IMMO AG *	11,560	80,665

		953,619

Technology Hardware & Equipment 0.0%
Kapsch TrafficCom AG (c)	1,605	88,690

Transportation 0.1%
Oesterreichische Post AG	8,253	399,302

Utilities 0.0%
EVN AG	6,140	97,560

		2,665,953

Belgium 1.3%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	1,502	74,419

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	6,645	738,095
KBC Ancora *	3,072	117,031
RHJ International *	38,037	199,389
Sofina S.A.	4,654	500,279

		1,554,794

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	21,048	46,139

Materials 0.2%
NV Bekaert S.A.	5,907	215,021
Nyrstar *(c)	47,901	146,092
Tessenderlo Chemie N.V.	8,111	195,691
Viohalco S.A. *	23,738	129,282

		686,086

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ThromboGenics N.V. *(c)	6,420	154,631

Real Estate 0.2%
Befimmo S.A.	4,185	288,209
Cofinimmo	3,004	371,177

		659,386

Retailing 0.1%
D’Ieteren S.A. N.V.	8,080	379,931

Semiconductors & Semiconductor Equipment 0.0%
Melexis N.V.	4,760	151,525

Technology Hardware & Equipment 0.1%
Barco N.V.	1,958	149,078

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
EVS Broadcast Equipment S.A.	4,862	273,069

		422,147

Telecommunication Services 0.0%
Mobistar S.A.	1,669	30,769

Utilities 0.1%
Elia System Operator S.A. N.V.	4,494	202,777

		4,362,604

Canada 15.9%

Automobiles & Components 0.2%
Linamar Corp.	12,750	500,028
Martinrea International, Inc.	5,110	42,861

		542,889

Banks 0.6%
Canadian Western Bank	12,750	420,183
Genworth MI Canada, Inc.	12,750	421,507
Home Capital Group, Inc.	11,560	936,636
Laurentian Bank of Canada	3,881	173,760

		1,952,086

Capital Goods 0.9%
Aecon Group, Inc.	12,750	184,861
ATS Automation Tooling Systems, Inc. *	25,500	314,324
CAE, Inc.	57,800	649,138
Genivar, Inc.	5,246	155,641
MacDonald, Dettwiler & Associates Ltd.	8,613	681,262
Russel Metals, Inc.	12,750	340,458
Toromont Industries Ltd.	23,120	558,619
Westport Innovations, Inc. *	11,560	245,460

		3,129,763

Commercial & Professional Services 0.6%
Progressive Waste Solutions Ltd.	24,895	638,424
Ritchie Bros. Auctioneers, Inc.	25,500	524,114
Stantec, Inc.	12,750	827,600
Transcontinental, Inc., Class A	11,560	184,314

		2,174,452

Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	8,600	302,182
Gildan Activewear, Inc.	23,120	1,121,168

		1,423,350

Diversified Financials 0.6%
AGF Management Ltd., Class B	12,750	172,818
Canaccord Financial, Inc.	12,280	70,523
Dundee Corp., Class A *	12,750	221,472
GMP Capital, Inc.	6,248	35,409
Onex Corp.	22,685	1,242,779
TMX Group Ltd.	5,967	290,713

		2,033,714

Energy 4.8%
Advantage Oil & Gas Ltd. *	38,267	155,786
AltaGas Ltd.	23,120	846,882
Athabasca Oil Corp. *	86,028	526,553
Bankers Petroleum Ltd. *	60,785	227,937
Baytex Energy Corp.	23,120	931,832
Birchcliff Energy Ltd. *	23,120	160,292
BlackPearl Resources, Inc. *	69,360	157,889
Bonavista Energy Corp.	34,680	441,566
Bonterra Energy Corp. (c)	4,098	208,635
Calfrac Well Services Ltd.	11,560	344,824
Coastal Energy Co. *	10,320	183,551
Crew Energy, Inc. *	23,372	127,159
Denison Mines Corp. *	115,600	129,937
Enerflex Ltd.	12,750	168,242
Enerplus Corp.	34,680	633,523
Ensign Energy Services, Inc.	34,680	531,649
Gibson Energy, Inc.	23,120	560,366
Kelt Exploration Ltd. *	11,316	96,839
Keyera Corp.	15,304	887,855
Legacy Oil & Gas, Inc. *	24,895	144,380
Lightstream Resources Ltd.	42,445	223,310
Mullen Group Ltd.	12,750	336,122
Niko Resources Ltd. *(c)	15,905	25,990
Nuvista Energy Ltd. *	25,500	170,289
Paramount Resources Ltd., A Shares *	11,560	397,781
Parkland Fuel Corp.	12,280	211,800
Pason Systems, Inc.	12,750	276,388
Pengrowth Energy Corp.	107,000	663,002
Petrominerales Ltd.	19,307	223,397
Peyto Exploration & Development Corp.	23,120	687,682
Precision Drilling Corp.	57,800	538,309
Savanna Energy Services Corp.	25,500	185,945
Secure Energy Services, Inc.	12,305	188,870
ShawCor Ltd.	12,750	483,529
Tourmaline Oil Corp. *	34,680	1,375,801
Trican Well Service Ltd.	34,680	412,740
Trilogy Energy Corp.	13,940	353,536
Trinidad Drilling Ltd.	34,680	323,313
Veresen, Inc.	34,680	448,118
Vermilion Energy, Inc.	19,496	1,082,988
Whitecap Resources, Inc.	18,404	222,162

		16,296,769

Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	8,837	631,119
The Jean Coutu Group, Inc., A Shares	25,500	439,813
The North West Co., Inc.	2,675	68,220

		1,139,152

Food, Beverage & Tobacco 0.2%
Cott Corp.	25,500	213,163
Maple Leaf Foods, Inc.	25,500	404,647

		617,810

Health Care Equipment & Services 0.0%
Extendicare, Inc.	25,500	164,749

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	19,260	880,863

Materials 2.9%
Alacer Gold Corp.	57,800	116,288
Alamos Gold, Inc.	26,396	339,331
Argonaut Gold, Inc. *	22,876	121,219
AuRico Gold, Inc.	63,520	247,192
B2Gold Corp. *	113,395	237,779
Canexus Corp.	18,684	106,771
Canfor Corp. *	25,500	566,024

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Capstone Mining Corp. *	65,090	165,384
CCL Industries, Inc., Class B	9,144	751,160
Centerra Gold, Inc.	34,680	104,168
China Gold International Resources Corp. Ltd. *	53,040	145,288
Continental Gold Ltd. *	15,795	39,685
Detour Gold Corp. *	27,894	108,815
Dominion Diamond Corp. *	12,750	172,336
Dundee Precious Metals, Inc. *	24,895	75,247
Endeavour Mining Corp. *	69,075	37,190
Endeavour Silver Corp. *	11,560	44,004
First Majestic Silver Corp. *	23,120	225,369
Gabriel Resources Ltd. *	49,989	41,079
HudBay Minerals, Inc.	39,925	288,492
Imperial Metals Corp. *	22,161	298,285
Katanga Mining Ltd. *	53,500	22,740
Lundin Mining Corp. *	104,040	426,498
Major Drilling Group International, Inc.	24,310	187,371
Methanex Corp.	23,923	1,468,552
Nevsun Resources Ltd.	34,680	116,943
New Gold, Inc. *	87,061	453,109
Norbord, Inc.	860	26,092
NovaGold Resources, Inc. *	57,800	134,304
OceanaGold Corp. *	48,620	82,204
Osisko Mining Corp. *	86,417	353,439
Pan American Silver Corp.	34,914	373,973
Pretium Resources, Inc. *(c)	11,560	62,894
Rubicon Minerals Corp. *	57,800	56,779
Seabridge Gold, Inc. *(c)	11,560	80,146
SEMAFO, Inc.	41,467	108,887
Sherritt International Corp.	52,986	172,666
Silver Standard Resources, Inc. *	12,750	75,149
Silvercorp Metals, Inc.	37,371	93,895
Stella-Jones, Inc.	4,280	114,489
Tahoe Resources, Inc. *	23,120	409,683
Taseko Mines Ltd. *(c)	38,267	75,905
Thompson Creek Metals Co., Inc. *(c)	27,180	75,992
Torex Gold Resources, Inc. *	121,264	108,813
West Fraser Timber Co., Ltd.	6,746	597,690

		9,909,319

Media 0.9%
Aimia, Inc.	44,350	785,456
Cineplex, Inc.	11,560	466,680
Cogeco Cable, Inc.	8,920	404,757
Corus Entertainment, Inc.	11,560	266,425
Imax Corp. *	12,145	371,107
Quebecor, Inc., Class B	24,299	605,926
Torstar Corp.	12,145	71,698

		2,972,049

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc. *	25,500	207,141

Real Estate 1.2%
Allied Properties Real Estate Investment Trust	3,210	98,783
Artis Real Estate Investment Trust	13,280	180,629
Boardwalk Real Estate Investment Trust	3,390	189,401
Calloway Real Estate Investment Trust	16,585	394,299
Canadian Apartment Properties Real Estate Investment Trust	12,750	246,883
Canadian Real Estate Investment Trust	9,050	363,385
Chartwell Retirement Residences	31,100	293,463
Cominar Real Estate Investment Trust	19,180	327,366
Dream Unlimited Corp. *(c)	12,750	182,332
Dundee Real Estate Investment Trust	14,737	389,757
First Capital Realty, Inc.	19,480	322,735
FirstService Corp.	3,724	155,088
H&R Real Estate Investment Trust	34,183	687,405
InnVest Real Estate Investment Trust	10,700	46,693
Morguard Real Estate Investment Trust	7,210	111,143

		3,989,362

Retailing 0.4%
Dollarama, Inc.	12,439	1,006,917
RONA, Inc.	23,120	283,240

		1,290,157

Software & Services 0.5%
Constellation Software, Inc.	1,926	344,432
Davis & Henderson Corp.	10,700	283,999
Open Text Corp.	11,560	983,151

		1,611,582

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	26,396	267,026
Wi-Lan, Inc.	12,040	38,894

		305,920

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	11,560	317,526

Transportation 0.2%
TransForce, Inc.	12,750	303,124
Westshore Terminals Investment Corp.	9,340	303,305

		606,429

Utilities 0.7%
Algonquin Power & Utilities Corp.	30,740	196,861
ATCO Ltd., Class I	22,182	1,018,273
Atlantic Power Corp.	14,260	52,261
Capital Power Corp.	11,560	228,208
Emera, Inc.	14,588	404,005
Innergex Renewable Energy, Inc.	11,560	106,788
Just Energy Group, Inc.	11,560	82,002
Northland Power, Inc.	11,560	172,194
Superior Plus Corp.	23,120	243,495

		2,504,087

		54,069,169

Denmark 1.9%

Banks 0.4%
Jyske Bank A/S *	15,251	826,244
Sydbank A/S *	15,515	437,266

		1,263,510

Capital Goods 0.4%
NKT Holding A/S	5,264	246,366
Vestas Wind Systems A/S *	41,635	1,189,376

		1,435,742

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.3%
Bang & Olufsen A/S *	5,780	50,748
Pandora A/S	19,260	1,001,250

		1,051,998

Health Care Equipment & Services 0.3%
GN Store Nord A/S	36,792	880,445

Insurance 0.2%
Topdanmark A/S *	25,744	682,791

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Alk-Abello A/S	2,922	328,021
Bavarian Nordic A/S *	3,219	49,357
Genmab A/S *	8,607	357,420

		734,798

Software & Services 0.1%
SimCorp A/S	12,028	422,640

		6,471,924

Finland 2.3%

Capital Goods 0.6%
Cargotec Oyj, B Shares	9,582	364,777
Cramo Oyj	3,247	73,786
Konecranes Oyj	10,877	382,087
Outotec Oyj (c)	36,980	377,626
Ramirent Oyj	22,874	297,426
Uponor Oyj	11,560	241,759
YIT Oyj	25,318	325,068

		2,062,529

Commercial & Professional Services 0.2%
Caverion Corp. *	25,318	299,215
Lassila & Tikanoja Oyj	11,562	235,189

		534,404

Consumer Durables & Apparel 0.2%
Amer Sports Oyj	30,399	597,668

Diversified Financials 0.2%
Pohjola Bank plc, A Shares	37,494	709,594

Food, Beverage & Tobacco 0.0%
Raisio plc	16,050	96,153

Materials 0.5%
Huhtamaki Oyj	26,705	669,755
Kemira Oyj	23,120	372,397
Metsa Board Oyj	70,899	288,632
Outokumpu Oyj *(c)	189,206	98,537
Rautaruukki Oyj	9,140	82,134

		1,511,455

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	14,507	382,991

Real Estate 0.1%
Citycon Oyj	51,488	184,372
Sponda Oyj	54,212	268,677

		453,049

Retailing 0.0%
Stockmann Oyj Abp, B Shares	6,084	93,274

Software & Services 0.1%
Tieto Oyj	18,886	407,571

Telecommunication Services 0.3%
Elisa Oyj	32,100	809,431

Transportation 0.0%
Finnair Oyj	23,120	93,493

		7,751,612

France 3.1%

Automobiles & Components 0.2%
Faurecia *	9,830	331,924
Plastic Omnium S.A.	9,630	295,014

		626,938

Capital Goods 0.2%
Mersen	4,030	144,364
Nexans S.A.	7,066	316,281
Saft Groupe S.A.	5,927	193,436

		654,081

Commercial & Professional Services 0.2%
Derichebourg S.A. *	10,849	35,245
Teleperformance	11,615	662,465

		697,710

Consumer Durables & Apparel 0.1%
Nexity S.A.	7,310	268,580

Energy 0.2%
Bourbon S.A.	14,874	390,858
Etablissements Maurel et Prom	23,821	365,363
Maurel & Prom Nigeria	29,033	119,380

		875,601

Food & Staples Retailing 0.1%
Rallye S.A.	6,924	293,851

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	3,210	82,954
Vilmorin & Cie S.A.	1,177	149,982

		232,936

Health Care Equipment & Services 0.2%
Medica S.A.	13,671	373,578
Orpea	8,080	471,407

		844,985

Materials 0.1%
S.A. des Ciments Vicat	3,688	275,122

Media 0.6%
Havas S.A.	83,217	679,145
Ipsos	7,554	315,651
Metropole Television S.A.	21,334	466,354
Societe d’Edition de Canal +	31,215	262,230
Solocal Group *	24,418	38,898
Technicolor S.A. *	48,455	246,083

		2,008,361

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Eurofins Scientific	749	192,182
Virbac S.A.	1,527	300,636

		492,818

Real Estate 0.1%
Mercialys S.A.	11,560	247,110

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *(c)	8,161	16,334

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.4%
Alten S.A.	8,937	399,116
Altran Technologies S.A. *	41,272	368,070
GameLoft SE *	10,700	113,052
Groupe Steria SCA	7,432	148,953
UbiSoft Entertainment *	31,249	412,281

		1,441,472

Technology Hardware & Equipment 0.3%
Ingenico	7,490	561,197
Neopost S.A.	6,475	506,834

		1,068,031

Utilities 0.2%
Rubis	8,108	518,191
Sechilienne-Sidec	1,734	42,497

		560,688

		10,604,618

Germany 5.6%

Automobiles & Components 0.3%
ElringKlinger AG	6,958	290,699
Leoni AG	8,476	634,612

		925,311

Banks 0.1%
Aareal Bank AG *	11,130	409,766

Capital Goods 1.2%
Bauer AG	974	24,806
BayWa AG	3,460	179,629
Deutz AG *	36,453	317,946
Duerr AG	2,675	233,826
Gildemeister AG	17,137	530,006
Heidelberger Druckmaschinen AG *	25,648	96,068
Kloeckner & Co. SE *	19,343	270,739
Krones AG	4,890	419,253
KUKA AG	8,271	389,306
Nordex SE *	9,374	136,502
NORMA Group AG	6,420	325,302
Pfeiffer Vacuum Technology AG	2,814	350,918
Rational AG	1,082	347,527
Rheinmetall AG	3,058	188,862
SGL Carbon SE	8,670	356,382

		4,167,072

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	7,514	317,202

Diversified Financials 0.1%
Deutsche Beteiligungs AG	2,247	63,039
Grenkeleasing AG	1,070	105,914

		168,953

Food, Beverage & Tobacco 0.0%
KWS Saat AG	342	116,389

Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	2,294	74,477
Draegerwerk AG & Co. KGaA	254	27,252
Rhoen Klinikum AG	14,445	403,284

		505,013

Materials 0.5%
Aurubis AG	11,090	655,549
Symrise AG	24,850	1,103,005

		1,758,554

Media 0.8%
CTS Eventim AG	2,294	118,892
ProSiebenSat.1 Media AG - Reg’d	33,705	1,519,682
Sky Deutschland AG *	119,655	1,230,018

		2,868,592

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Gerresheimer AG	4,420	298,887
MorphoSys AG *	7,435	571,349
Stada Arzneimittel AG	15,751	815,690

		1,685,926

Real Estate 0.8%
Alstria Office REIT-AG *	15,529	196,043
Deutsche Euroshop AG	10,877	484,051
Deutsche Wohnen AG (e)	23,000	451,885
Deutsche Wohnen AG (e)	28,900	582,165
DIC Asset AG (c)	11,560	104,825
GAGFAH S.A. *	22,874	332,619
LEG Immobilien AG *	4,543	261,648
Patrizia Immobilien AG *	6,352	71,403
TAG Immobilien AG	25,680	301,814

		2,786,453

Retailing 0.0%
Delticom AG	377	17,914

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *	23,021	320,338
Dialog Semiconductor plc *	15,548	294,466
SMA Solar Technology AG	1,365	54,734

		669,538

Software & Services 0.3%
Bechtle AG	2,870	186,805
Wirecard AG	23,256	872,191

		1,058,996

Technology Hardware & Equipment 0.2%
Jenoptik AG	8,882	146,994
Wincor Nixdorf AG	7,339	503,718

		650,712

Telecommunication Services 0.3%
Freenet AG *	29,565	841,112
QSC AG	5,887	31,685

		872,797

Transportation 0.0%
Hamburger Hafen und Logistik AG	3,210	82,101

		19,061,289

Greece 1.1%

Banks 0.4%
Alpha Bank AE *	343,000	308,228
National Bank of Greece S.A. *	82,400	513,838
Piraeus Bank S.A. *	173,807	383,368

		1,205,434

Capital Goods 0.1%
Ellaktor S.A. *	16,000	68,840
Frigoglass S.A. *	5,400	41,026

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Metka S.A.	3,200	53,068

		162,934

Consumer Services 0.2%
Intralot S.A. Integrated Lottery Systems & Services	19,200	49,408
OPAP S.A.	42,333	564,281

		613,689

Diversified Financials 0.0%
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	9,401	103,040
Marfin Investment Group Holdings S.A. *	75,016	43,204

		146,244

Energy 0.0%
Motor Oil (Hellas) Corinth Refineries S.A.	11,800	137,527

Materials 0.1%
Mytilineos Holdings S.A. *	14,000	114,561
Titan Cement Co. S.A. *	11,550	345,970

		460,531

Real Estate 0.0%
Eurobank Properties Real Estate Investment Co. *	9,800	110,348

Retailing 0.2%
Folli Follie Group *	6,085	190,556
JUMBO S.A. *	20,600	321,429

		511,985

Utilities 0.1%
Athens Water Supply & Sewage Co. S.A.	6,118	70,388
Public Power Corp. S.A.	22,470	330,416

		400,804

		3,749,496

Hong Kong 1.7%

Automobiles & Components 0.1%
Minth Group Ltd.	214,000	448,280

Capital Goods 0.0%
Singamas Container Holdings Ltd.	456,000	114,108

Consumer Durables & Apparel 0.1%
Pacific Textiles Holdings Ltd.	107,000	166,173
Stella International Holdings Ltd.	57,000	138,371

		304,544

Consumer Services 0.1%
NagaCorp Ltd.	107,343	98,999
Regal Hotels International Holdings Ltd.	64,000	37,148
REXLot Holdings Ltd. (c)	2,675,000	286,386

		422,533

Diversified Financials 0.0%
Value Partners Group Ltd.	228,000	151,164

Energy 0.2%
Anton Oilfield Services Group (c)	214,041	140,528
Honghua Group Ltd. (c)	429,677	150,751
Newocean Energy Holdings Ltd. (c)	140,626	94,686
Sino Oil & Gas Holdings Ltd. *(c)	7,510,000	217,958

		603,923

Materials 0.1%
G-Resources Group Ltd. *(c)	6,480,000	179,706
Yingde Gases	171,000	183,073

		362,779

Real Estate 0.2%
K Wah International Holdings Ltd.	228,000	124,401
Lai Sun Development Co., Ltd. *	2,532,000	74,791
Midland Holdings Ltd.	214,000	94,956
Sunlight Real Estate Investment Trust	228,000	89,110
Yuexiu Real Estate Investment Trust	456,000	225,864

		609,122

Retailing 0.4%
Chow Sang Sang Holdings International Ltd.	26,000	81,495
Emperor Watch & Jewellery Ltd.	1,330,000	108,079
Giordano International Ltd.	228,000	197,925
Luk Fook Holdings International Ltd.	80,000	295,641
New World Department Store China Ltd.	228,000	126,460
SA SA International Holdings Ltd.	428,000	498,518
Trinity Ltd. (c)	262,000	99,695

		1,407,813

Technology Hardware & Equipment 0.2%
Ju Teng International Holdings Ltd.	228,000	152,928
TCL Communication Technology Holdings Ltd. *	107,000	105,859
Truly International Holdings (c)	428,000	250,640

		509,427

Telecommunication Services 0.0%
SmarTone Telecommunications Holding Ltd.	114,000	127,342

Transportation 0.2%
Pacific Basin Shipping Ltd.	752,000	539,315

Utilities 0.1%
Towngas China Co., Ltd.	236,000	262,708

		5,863,058

Ireland 0.9%

Capital Goods 0.2%
Kingspan Group plc	39,300	681,971

Consumer Services 0.2%
Paddy Power plc	6,420	495,711

Food, Beverage & Tobacco 0.3%
C&C Group plc	92,480	559,697
Glanbia plc	22,437	324,584

		884,281

Materials 0.2%
Smurfit Kappa Group plc	34,680	826,325

Transportation 0.0%
Aer Lingus Group plc	46,240	85,182

		2,973,470

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Israel 0.4%

Food & Staples Retailing 0.0%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,675	135,770

Health Care Equipment & Services 0.1%
Given Imaging Ltd. *	6,920	161,548

Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	10,700	126,749

Materials 0.1%
Frutarom Industries Ltd.	10,700	200,253

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Kamada Ltd. *	3,821	56,554

Real Estate 0.1%
Africa Israel Properties Ltd. *	3,259	52,787
Alony Hetz Properties & Investments Ltd.	13,375	90,703
Jerusalem Economy Ltd.	6,890	63,486

		206,976

Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	11,560	104,023

Software & Services 0.0%
Allot Communications Ltd. *	5,780	76,163
Babylon Ltd.	9,651	21,369

		97,532

Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	6,925	44,564
Gilat Satellite Networks Ltd. *	8,201	36,409
Ituran Location and Control Ltd.	4,620	91,553

		172,526

		1,261,931

Italy 2.9%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	40,460	133,314

Banks 0.6%
Banca Carige S.p.A. *(c)	38,808	25,828
Banca Piccolo Credito Valtellinese Scarl *	105,030	209,214
Banca Popolare dell’Emilia Romagna SC *	67,710	649,022
Banca Popolare di Milano Scarl *	803,480	481,350
Banca Popolare di Sondrio Scrl	60,690	338,132
Credito Emiliano S.p.A.	26,406	206,191

		1,909,737

Capital Goods 0.2%
Danieli & C Officine Meccaniche S.p.A.	17,259	366,584
Interpump Group S.p.A.	16,050	183,455
Trevi Finanziaria Industriale S.p.A.	2,317	20,253

		570,292

Consumer Durables & Apparel 0.4%
Brunello Cucinelli S.p.A.	3,210	112,324
De’Longhi S.p.A.	5,780	101,205
Indesit Co. S.p.A.	3,142	39,250
Safilo Group S.p.A. *	2,817	70,228
Salvatore Ferragamo Italia S.p.A.	10,700	426,131
Tod’s S.p.A.	3,537	600,049

		1,349,187

Diversified Financials 0.4%
Azimut Holding S.p.A.	26,750	685,816
Banca Generali S.p.A.	17,137	489,991

		1,175,807

Energy 0.1%
ERG S.p.A.	24,555	326,973
Saras S.p.A. *	64,200	77,840

		404,813

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	8,080	386,917
Sorin S.p.A. *	136,514	387,726

		774,643

Insurance 0.3%
Fondiaria-Sai S.p.A. *	165,259	438,767
Milano Assicurazioni S.p.A. *	146,564	130,808
Societa Cattolica di Assicurazioni Scrl	9,786	259,687
Unipol Gruppo Finanziario S.p.A.	48,756	245,487

		1,074,749

Materials 0.1%
Italcementi S.p.A.	4,660	40,480
Italcementi S.p.A. RSP	10,861	51,610
Italmobiliare S.p.A. *	3,346	65,147

		157,237

Media 0.0%
RCS MediaGroup S.p.A. *	33,314	62,504

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	27,213	387,192

Real Estate 0.0%
Beni Stabili S.p.A.	185,135	125,607

Retailing 0.1%
Yoox S.p.A. *	6,921	293,535

Transportation 0.1%
Ansaldo STS S.p.A.	44,914	487,387

Utilities 0.3%
A2A S.p.A.	290,551	333,490
ACEA S.p.A.	23,016	254,617
Hera S.p.A.	160,861	359,193
IREN S.p.A.	105,979	163,776

		1,111,076

		10,017,080

Japan 13.3%

Automobiles & Components 0.7%
Akebono Brake Industry Co., Ltd.	22,800	111,143
Daido Metal Co., Ltd.	7,000	71,118
Keihin Corp.	11,400	188,988
Mitsuba Corp.	3,000	50,144
Musashi Seimitsu Industry Co., Ltd.	11,400	249,683
Nifco, Inc.	11,400	299,575
Nissin Kogyo Co., Ltd.	15,100	302,251
Press Kogyo Co., Ltd.	28,000	123,089
Showa Corp.	11,400	170,947

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toyo Tire & Rubber Co., Ltd.	20,000	118,205
TPR Co., Ltd.	11,400	192,107
TS Tech Co., Ltd.	11,400	399,805
Unipres Corp.	8,000	140,673

		2,417,728

Banks 0.6%
Bank of the Ryukyus Ltd.	11,400	130,744
FIDEA Holdings Co., Ltd.	57,000	109,696
The Bank of Nagoya Ltd.	27,000	90,998
The Bank of Okinawa Ltd.	3,200	124,105
The Chiba Kogyo Bank Ltd. *	10,700	76,410
The Fukui Bank Ltd.	122,000	290,803
The Kiyo Bank Ltd. *	21,400	285,988
The Miyazaki Bank Ltd.	31,000	87,520
The Oita Bank Ltd.	48,000	169,277
The Toho Bank Ltd.	107,000	319,855
The Tokyo Tomin Bank Ltd.	11,400	117,603
The Towa Bank Ltd.	107,000	95,120
The Tsukuba Bank Ltd.	28,200	100,276
The Yachiyo Bank Ltd.	2,200	57,297
TOMONY Holdings, Inc.	22,800	90,652

		2,146,344

Capital Goods 3.0%
Aica Kogyo Co., Ltd.	21,400	441,735
Aida Engineering Ltd.	11,400	117,937
Asahi Diamond Industrial Co., Ltd.	10,700	98,152
Central Glass Co., Ltd.	114,000	379,759
Daifuku Co., Ltd.	9,500	121,667
Daihen Corp.	10,000	44,156
Denyo Co., Ltd.	11,400	144,442
Endo Lighting Corp. (c)	1,600	34,012
Fujitec Co., Ltd.	6,000	74,615
Furukawa Co., Ltd.	35,000	71,460
Futaba Corp.	21,400	267,591
Hanwa Co., Ltd.	107,000	516,368
Hazama Ando Corp.	32,100	106,305
Hitachi Zosen Corp.	59,000	463,400
Inaba Denki Sangyo Co., Ltd.	12,200	367,674
Iseki & Co., Ltd.	12,000	37,396
Japan Bridge Corp. *	12,000	22,977
Kanamoto Co., Ltd.	3,000	74,879
Kato Works Co., Ltd.	6,000	37,513
Kitz Corp.	34,200	141,658
Komori Corp.	7,900	123,788
Kyowa Exeo Corp.	36,600	442,282
Maeda Corp.	32,000	202,257
Makino Milling Machine Co., Ltd.	6,000	49,001
Mirait Holdings Corp.	22,800	193,777
Mitsui Matsushima Co., Ltd.	15,000	23,739
Miura Co., Ltd.	11,800	302,939
MonotaRO Co., Ltd.	4,800	97,064
Nachi-Fujikoshi Corp.	26,000	132,584
Namura Shipbuilding Co., Ltd.	5,500	71,138
NEC Capital Solutions Ltd.	1,800	53,280
Nichias Corp.	19,000	134,939
Nishimatsu Construction Co., Ltd.	107,000	328,218
Nishio Rent All Co., Ltd.	2,000	50,486
Nitto Boseki Co., Ltd.	67,000	348,205
Noritz Corp.	21,400	463,686
Obara Group, Inc.	1,500	44,400
Oiles Corp. (c)	11,400	238,880
Okabe Co., Ltd.	11,400	142,103
Okumura Corp.	117,000	516,622
OSG Corp.	10,700	169,544
Penta-Ocean Construction Co., Ltd.	57,000	180,413
Raito Kogyo Co., Ltd.	5,900	44,380
Ryobi Ltd.	14,000	59,219
Sankyo Tateyama, Inc.	8,500	189,987
Sanwa Holdings Corp.	45,000	290,578
Shima Seiki Manufacturing Ltd.	10,700	214,596
SHO-BOND Holdings Co., Ltd.	3,100	143,697
Sintokogio Ltd.	28,800	226,202
Sodick Co., Ltd.	10,700	49,442
Sumitomo Densetsu Co., Ltd.	2,800	42,425
Sumitomo Mitsui Construction Co., Ltd. *(c)	129,800	158,501
Tadano Ltd.	10,000	133,151
Taikisha Ltd.	11,400	234,983
Takasago Thermal Engineering Co., Ltd.	22,800	184,200
Takuma Co., Ltd.	6,000	53,163
Tatsuta Electric Wire and Cable Co., Ltd.	3,500	19,592
The Nippon Road Co., Ltd.	6,000	32,999
Toa Corp. *	16,000	35,950
Totetsu Kogyo Co., Ltd.	1,700	32,700
Tsubakimoto Chain Co.	24,000	173,966
Tsugami Corp. (c)	5,000	28,818
Wakita & Co., Ltd.	3,000	35,637
YAMABIKO Corp.	1,500	43,916
Yokogawa Bridge Holdings Corp.	2,000	27,607

		10,328,750

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	12,200	229,663
Duskin Co., Ltd.	13,000	252,469
Meitec Corp.	12,500	352,293
Mitsubishi Pencil Co., Ltd.	11,400	272,402
Nihon M&A Center, Inc.	1,100	73,287
Nissha Printing Co., Ltd. *(c)	5,100	84,099
Nomura Co., Ltd.	5,000	42,983
Pilot Corp.	2,700	97,724
Temp Holdings Co., Ltd.	10,700	277,835

		1,682,755

Consumer Durables & Apparel 0.7%
Alpine Electronics, Inc.	11,400	156,581
Gunze Ltd.	114,000	292,893
Iida Group Holdings Co., Ltd. *	21,600	434,891
JVC Kenwood Corp.	34,200	63,813
Mizuno Corp. (c)	39,000	203,829
Pioneer Corp. *	64,200	135,468
Pressance Corp.	1,200	35,157
Sangetsu Co., Ltd.	12,200	307,965
Seiko Holdings Corp.	22,000	115,196
Seiren Co., Ltd.	10,700	76,932
Tamron Co., Ltd.	11,400	242,221
Token Corp.	1,140	59,358
Tomy Co., Ltd.	42,800	199,021
TSI Holdings Co., Ltd.	32,100	203,516

		2,526,841

Consumer Services 0.7%
Accordia Golf Co., Ltd.	43,300	506,749

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Colowide Co., Ltd. (c)	8,000	82,137
Doutor Nichires Holdings Co., Ltd.	21,400	352,677
Fuji Kyuko Co., Ltd.	4,000	36,067
HIS Co., Ltd.	4,100	222,293
Resorttrust, Inc.	10,700	395,638
Saizeriya Co., Ltd.	6,400	74,901
Tokyo Dome Corp.	22,000	151,517
Tokyotokeiba Co., Ltd.	27,000	107,087
Yomiuri Land Co., Ltd.	5,000	35,413
Yoshinoya Holdings Co., Ltd. (c)	10,900	126,074
Zensho Holdings Co., Ltd. (c)	11,400	123,728

		2,214,281

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	10,700	429,087
IBJ Leasing Co., Ltd.	10,700	314,106
Ichiyoshi Securities Co., Ltd.	5,200	82,751
Jaccs Co., Ltd.	14,000	64,827
Japan Securities Finance Co., Ltd.	22,800	177,518
kabu.com Securities Co., Ltd.	29,700	167,700
Kyokuto Securities Co., Ltd.	3,500	64,211
Marusan Securities Co., Ltd.	6,200	50,937
Monex Group, Inc.	18,800	76,034
Okasan Securities Group, Inc.	14,000	132,663
Tokai Tokyo Financial Holdings, Inc.	32,100	288,497
Toyo Securities Co., Ltd.	9,000	31,652
Zenkoku Hosho Co., Ltd.	2,200	101,548

		1,981,531

Energy 0.1%
Itochu Enex Co., Ltd.	11,400	60,917
Japan Drilling Co., Ltd.	600	37,982
Modec, Inc.	3,200	93,938
Shinko Plantech Co., Ltd.	11,400	85,641
Toyo Kanetsu KK	17,000	50,486

		328,964

Food & Staples Retailing 0.3%
Ain Pharmaciez, Inc.	1,400	64,895
Arcs Co., Ltd.	10,700	201,007
Cocokara fine, Inc.	11,400	298,573
Izumiya Co., Ltd.	10,000	44,742
Kasumi Co., Ltd.	10,700	66,375
Kusuri No Aoki Co., Ltd.	700	36,106
Ministop Co., Ltd.	2,600	39,522
Valor Co., Ltd.	10,700	139,127
Yokohama Reito Co., Ltd.	10,700	84,563

		974,910

Food, Beverage & Tobacco 0.5%
Coca-Cola East Japan Co., Ltd.	10,700	214,282
Fuji Oil Co., Ltd.	21,400	346,196
Fujiya Co., Ltd.	107,000	209,056
Hokuto Corp.	11,400	217,610
Maruha Nichiro Holdings, Inc.	107,000	195,467
Megmilk Snow Brand Co., Ltd.	11,400	144,999
Morinaga Milk Industry Co., Ltd.	107,000	310,448
Nippon Suisan Kaisha Ltd. *	42,800	94,075

		1,732,133

Health Care Equipment & Services 0.5%
Asahi Intecc Co., Ltd. (c)	400	27,509
Jeol Ltd.	7,000	33,234
Nagaileben Co., Ltd.	11,400	178,966
Nihon Kohden Corp.	11,400	423,748
Nikkiso Co., Ltd.	5,000	64,182
Ship Healthcare Holdings, Inc.	10,800	461,056
Toho Holdings Co., Ltd.	22,800	389,782
Tsukui Corp.	3,800	35,823

		1,614,300

Household & Personal Products 0.2%
Aderans Co., Ltd.	13,100	150,240
Dr Ci:Labo Co., Ltd.	20	68,676
Fancl Corp.	10,700	119,371
Mandom Corp.	12,200	390,319
Pigeon Corp.	2,200	105,417

		834,023

Materials 1.3%
Adeka Corp.	34,200	380,538
Asahi Holdings, Inc.	11,400	196,450
Daio Paper Corp.	10,000	82,939
Earth Chemical Co., Ltd.	10,700	383,617
Fujimi, Inc.	11,400	143,662
Fujimori Kogyo Co., Ltd.	1,200	29,506
Gun-Ei Chemical Industry Co., Ltd.	9,000	43,521
Hokuetsu Kishu Paper Co., Ltd.	13,500	63,830
Ishihara Sangyo Kaisha Ltd. *	107,000	104,528
Kureha Corp.	32,000	140,361
Kurimoto Ltd.	8,000	19,929
Kyoei Steel Ltd.	11,400	234,760
Nihon Nohyaku Co., Ltd.	4,000	51,307
Nihon Parkerizing Co., Ltd.	7,000	144,014
Nippon Coke & Engineering Co., Ltd.	53,500	68,988
Nippon Light Metal Holdings Co., Ltd.	199,600	261,285
Nippon Soda Co., Ltd.	33,000	213,413
Nippon Yakin Kogyo Co., Ltd. *(c)	18,000	61,369
NOF Corp.	32,000	219,450
Sanyo Special Steel Co., Ltd.	30,000	142,725
Toagosei Co., Ltd.	58,000	258,936
Toho Zinc Co., Ltd.	25,000	78,640
Tokuyama Corp.	107,000	422,293
Tokyo Ohka Kogyo Co., Ltd.	11,400	230,639
Tokyo Rope Manufacturing Co., Ltd. *	17,000	27,900
Tokyo Steel Manufacturing Co., Ltd. *	15,300	82,355
Topy Industries Ltd.	50,000	96,224
Toyo Ink SC Holdings Co., Ltd.	50,000	258,389
UACJ Corp.	36,000	118,165

		4,559,733

Media 0.2%
Avex Group Holdings, Inc.	8,400	183,977
COOKPAD, Inc. *(c)	1,300	42,226
Kadokawa Corp. (c)	10,700	368,461

		594,664

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
JCR Pharmaceuticals Co., Ltd.	2,300	39,252
Nichi-iko Pharmaceutical Co., Ltd.	12,200	241,700
Nippon Shinyaku Co., Ltd.	4,000	72,564
Seikagaku Corp.	17,100	220,338
ZERIA Pharmaceutical Co., Ltd.	3,300	69,311

		643,165

Real Estate 0.5%
Daibiru Corp.	11,400	133,639
Daikyo, Inc.	85,000	232,501

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Goldcrest Co., Ltd.	1,900	48,556
Heiwa Real Estate Co., Ltd.	11,400	201,016
Keihanshin Building Co., Ltd.	32,100	172,785
Kenedix, Inc. *	51,800	263,643
Leopalace21 Corp. *	37,100	210,933
Relo Holdings, Inc.	1,200	58,614
Takara Leben Co., Ltd.	22,400	84,904
TOC Co., Ltd.	22,800	178,186

		1,584,777

Retailing 0.8%
AOKI Holdings, Inc.	2,600	83,564
Arata Corp.	11,000	36,321
Arc Land Sakamoto Co., Ltd.	11,400	172,506
ASKUL Corp.	10,700	325,604
Bic Camera, Inc. (c)	114	58,022
DCM Holdings Co., Ltd.	22,800	155,022
EDION Corp. (c)	21,400	124,597
Geo Holdings Corp.	10,700	95,538
Gulliver International Co., Ltd.	21,400	126,270
Matsuya Co., Ltd. *	10,700	117,176
Start Today Co., Ltd.	10,700	274,490
Tsutsumi Jewelry Co., Ltd.	4,000	90,148
United Arrows Ltd.	10,700	453,651
Xebio Co., Ltd.	11,400	237,099
Yellow Hat Ltd.	11,400	224,737

		2,574,745

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	18,000	113,242
Shindengen Electric Manufacturing Co., Ltd.	9,000	54,599
Tokyo Seimitsu Co., Ltd.	11,400	234,092
Ulvac, Inc. *	10,700	144,875

		546,808

Software & Services 0.5%
Broadleaf Co., Ltd. *	4,000	78,113
Dwango Co., Ltd.	2,800	75,248
Fuji Soft, Inc.	10,700	233,725
GMO internet, Inc.	16,000	186,783
Ines Corp.	10,700	68,152
Internet Initiative Japan, Inc.	4,800	141,845
IT Holdings Corp.	10,700	162,227
Net One Systems Co., Ltd.	21,400	129,824
Nihon Unisys Ltd.	21,400	183,969
NSD Co., Ltd.	10,700	126,792
Transcosmos, Inc.	10,700	202,575

		1,589,253

Technology Hardware & Equipment 0.9%
Ai Holdings Corp.	10,700	136,409
Amano Corp.	11,800	114,697
Canon Electronics, Inc.	11,400	211,930
Daiwabo Holdings Co., Ltd.	114,000	223,846
Enplas Corp.	1,400	92,317
Hitachi Kokusai Electric, Inc.	3,000	39,213
Horiba Ltd.	11,200	399,355
Hosiden Corp.	45,600	246,788
Japan Cash Machine Co., Ltd. (c)	2,500	55,414
Mitsumi Electric Co., Ltd. *	10,700	96,688
Nichicon Corp.	22,300	211,530
Nippon Chemi-Con Corp. *	15,000	55,976
Oki Electric Industry Co., Ltd. *	114,000	265,052
Riso Kagaku Corp.	2,600	56,641
Ryosan Co., Ltd.	12,200	252,545
Star Micronics Co., Ltd.	11,400	132,526
Topcon Corp. (c)	13,000	197,861
Wacom Co., Ltd.	41,700	292,081

		3,080,869

Transportation 0.3%
Iino Kaiun Kaisha Ltd.	14,700	91,619
Japan Airport Terminal Co., Ltd.	20,100	449,656
Mitsui-Soko Co., Ltd.	8,000	38,998
Nippon Konpo Unyu Soko Co., Ltd.	11,400	198,566
The Shibusawa Warehouse Co., Ltd.	8,000	31,808
The Sumitomo Warehouse Co., Ltd.	32,000	185,688

		996,335

		44,952,909

Netherlands 2.1%

Capital Goods 0.6%
Aalberts Industries N.V.	21,960	671,097
Arcadis N.V.	12,749	435,696
Grontmij *	8,953	44,457
Koninklijke BAM Groep N.V.	51,382	246,256
Royal Imtech N.V. *(c)	94,027	261,934
TKH Group N.V.	12,064	413,436

		2,072,876

Consumer Durables & Apparel 0.0%
TomTom N.V. *	13,860	105,187

Diversified Financials 0.1%
BinckBank N.V.	19,903	204,678

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	4,528	171,266

Food, Beverage & Tobacco 0.3%
Corbion N.V.	17,137	369,477
Nutreco N.V.	13,974	672,199

		1,041,676

Insurance 0.2%
Delta Lloyd N.V.	32,580	793,588

Materials 0.1%
APERAM	9,135	168,718
Koninklijke Ten Cate N.V.	7,755	249,083

		417,801

Real Estate 0.3%
Eurocommercial Properties N.V.	10,403	422,235
VastNed Retail N.V.	5,419	245,474
Wereldhave N.V.	4,418	338,122

		1,005,831

Retailing 0.0%
Beter Bed Holding N.V.	3,460	79,380

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	12,016	407,374

Software & Services 0.1%
Unit 4 N.V.	5,780	300,231

Transportation 0.2%
PostNL N.V. *	89,404	525,500

		7,125,388

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

New Zealand 0.6%

Energy 0.0%
New Zealand Oil & Gas Ltd.	122,980	82,329

Health Care Equipment & Services 0.2%
Ryman Healthcare Ltd.	87,210	551,786

Insurance 0.0%
Tower Ltd.	40,018	55,703

Materials 0.0%
Nuplex Industries Ltd. (c)	49,180	132,497

Real Estate 0.1%
Goodman Property Trust	279,664	231,743
Precinct Properties New Zealand Ltd.	115,600	92,960

		324,703

Retailing 0.1%
Kathmandu Holdings Ltd.	32,169	96,647
Trade Me Ltd.	35,472	125,394

		222,041

Transportation 0.1%
Freightways Ltd.	34,680	128,540
Mainfreight Ltd.	11,560	109,476

		238,016

Utilities 0.1%
Infratil Ltd.	170,002	333,095

		1,940,170

Norway 2.1%

Banks 0.1%
SpareBank 1 SR Bank A.S.A.	9,820	89,916
Sparebanken 1 SMN	35,387	312,445

		402,361

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	35,725	313,969

Diversified Financials 0.0%
Aker A.S.A., A Shares	3,210	113,894

Energy 0.9%
BW Offshore Ltd.	69,043	89,861
Det Norske Oljeselskap A.S.A. *	13,645	189,639
DNO International A.S.A. *	242,760	899,442
Fred. Olsen Energy A.S.A.	6,767	267,761
Kvaerner A.S.A.	22,765	41,689
Petroleum Geo-Services A.S.A.	43,350	520,261
Prosafe SE	46,240	348,617
Songa Offshore SE *(c)	26,289	13,368
TGS Nopec Geophysical Co. A.S.A.	21,370	565,003

		2,935,641

Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A.	17,340	100,650
Cermaq A.S.A.	14,450	238,630
Marine Harvest (c)	520,240	600,969

		940,249

Insurance 0.1%
Storebrand A.S.A. *	64,200	396,792

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Algeta A.S.A. *	10,640	614,119

Real Estate 0.1%
Norwegian Property A.S.A.	136,448	169,557

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(c)	47,795	211,000
Renewable Energy Corp. A.S.A. *	323,677	129,345

		340,345

Software & Services 0.1%
Atea A.S.A.	27,213	264,746
Opera Software A.S.A. (c)	11,560	141,288

		406,034

Transportation 0.1%
Golden Ocean Group Ltd.	39,949	73,484
Norwegian Air Shuttle A.S.A. *	1,582	59,494
Stolt-Nielsen Ltd.	2,675	73,261
Wilh Wilhelmsen A.S.A. (c)	14,740	132,555

		338,794

		6,971,755

Portugal 0.5%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d *	2,080,591	368,834

Food & Staples Retailing 0.1%
Sonae	258,099	385,502

Materials 0.1%
Altri SGPS S.A.	31,040	106,882
Portucel S.A.	43,165	169,849
Semapa-Sociedade de Investimento e Gestao	2,938	32,234

		308,965

Media 0.2%
ZON OPTIMUS, SGPS, S.A.	66,788	485,412

		1,548,713

Republic of Korea 4.1%

Automobiles & Components 0.2%
Kumho Tire Co., Inc. *	28,280	307,304
Nexen Tire Corp.	9,130	132,857
Ssangyong Motor Co. *	20,300	145,589
Sungwoo Hitech Co., Ltd.	5,000	81,735

		667,485

Banks 0.0%
JB Financial Group Co., Ltd. *	18,054	106,963

Capital Goods 0.4%
Doosan Engine Co., Ltd. *	10,000	89,956
Hanjin Heavy Industries & Construction Co., Ltd. *	9,500	107,271
Hyundai Elevator Co., Ltd. *	2,790	137,351
iMarketKorea, Inc.	6,000	147,406
Korea Electric Terminal Co., Ltd.	2,000	82,585
Kumho Electric Co., Ltd.	890	20,352
LG International Corp.	9,293	256,846
LS Industrial Systems Co., Ltd.	2,126	134,595
S&T Dynamics Co., Ltd.	3,200	38,099
STX Offshore & Shipbuilding Co., Ltd. *(b)	8,333	74,094

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sung Kwang Bend Co., Ltd.	3,300	86,219
Taewoong Co., Ltd. *	2,500	66,144
TK Corp. *	3,399	73,067

		1,313,985

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	2,850	137,612

Consumer Durables & Apparel 0.2%
Fila Korea Ltd.	1,500	112,255
Handsome Co., Ltd.	2,000	59,624
Hanssem Co., Ltd.	2,000	82,207
LG Fashion Corp.	5,800	188,255
Youngone Corp.	6,060	223,320
Youngone Holdings Co., Ltd.	1,780	125,978

		791,639

Consumer Services 0.3%
Grand Korea Leisure Co., Ltd.	2,500	95,082
Hana Tour Service, Inc.	2,970	182,415
Hotel Shilla Co., Ltd.	7,420	481,673
MegaStudy Co., Ltd.	600	43,371
Paradise Co., Ltd.	7,840	202,612

		1,005,153

Diversified Financials 0.2%
KIWOOM Securities Co., Ltd.	2,840	146,790
Macquarie Korea Infrastructure Fund	48,740	304,424
TONGYANG Securities, Inc.	32,590	81,606

		532,820

Energy 0.0%
SK Gas Co., Ltd.	2,000	136,067

Food & Staples Retailing 0.0%
Dongsuh Cos., Inc.	6,083	105,761

Food, Beverage & Tobacco 0.3%
Binggrae Co., Ltd.	960	89,532
Daesang Corp.	7,130	246,582
Lotte Samkang Co., Ltd.	160	104,772
Maeil Dairy Industry Co., Ltd.	2,000	88,727
Namyang Dairy Products Co., Ltd.	80	67,958
Ottogi Corp.	400	130,398
Samyang Holdings Corp.	1,310	107,073

		835,042

Health Care Equipment & Services 0.0%
Chabio & Diostech Co., Ltd. *	6,400	63,498
Osstem Implant Co., Ltd. *	1,091	25,669

		89,167

Insurance 0.2%
Korean Reinsurance Co.	23,700	255,296
LIG Insurance Co., Ltd.	7,100	213,678
Meritz Fire & Marine Insurance Co., Ltd.	19,082	266,856

		735,830

Materials 0.5%
Capro Corp.	10,000	64,349
CNK International Co., Ltd. *	6,671	31,045
Foosung Co., Ltd. *	20,000	71,341
Hanil Cement Co., Ltd.	1,330	112,980
Hansol Paper Co.	7,690	84,290
Huchems Fine Chemical Corp.	4,000	93,168
Kolon Industries, Inc.	2,920	149,821
Lock & Lock Co., Ltd.	2,000	43,277
OCI Materials Co., Ltd.	2,000	61,514
Poongsan Corp.	5,250	139,398
Seah Besteel Corp.	5,000	128,036
SK Chemicals Co., Ltd.	5,070	254,865
Soulbrain Co., Ltd.	1,540	74,213
Ssangyong Cement Industrial Co., Ltd. *	7,030	42,049
Taekwang Industrial Co., Ltd.	240	270,320
Young Poong Corp.	186	218,637

		1,839,303

Media 0.2%
CJ CGV Co., Ltd.	4,500	204,739
CJ E&M Corp. *	3,000	87,735
KT Skylife Co., Ltd.	2,500	64,372
SM Entertainment Co. *	5,350	216,618
YG Entertainment, Inc.	582	27,277

		600,741

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Chong Kun Dang Pharm Corp. (a)(b)	1,309	98,656
Daewoong Pharmaceutical Co., Ltd.	1,946	158,688
Dong-A Pharmaceutical Co., Ltd.	1,113	154,598
Dong-A ST Co., Ltd. *	1,254	134,488
Green Cross Cell Corp. *	1,150	28,688
Green Cross Corp.	1,070	131,943
Hanmi Pharm Co., Ltd. *	920	108,230
Ilyang Pharmaceutical Co., Ltd.	1,500	38,127
Komipharm International Co., Ltd. *	3,742	25,812
LG Life Sciences Ltd. *	3,920	165,756
Medipost Co., Ltd. *	1,901	128,793
Medy-Tox, Inc.	808	136,665
Seegene, Inc. *	1,250	75,002
ViroMed Co., Ltd. *	1,507	57,671

		1,443,117

Retailing 0.3%
CJ O Shopping Co., Ltd.	618	228,910
GS Home Shopping, Inc.	705	188,258
Hyundai Greenfood Co. Ltd.	13,170	214,045
Hyundai Home Shopping Network Corp.	1,540	258,292
Interpark Corp.	7,700	83,308
Lotte Himart Co., Ltd.	2,000	163,848

		1,136,661

Semiconductors & Semiconductor Equipment 0.2%
Duksan Hi-Metal Co., Ltd. *	3,430	72,599
GemVax & Kael Co., Ltd. *	3,295	52,929
Hansol Technics Co., Ltd. *	1,340	25,514
Iljin Display Co., Ltd.	3,430	55,746
Seoul Semiconductor Co., Ltd.	9,780	386,284
Silicon Works Co., Ltd.	1,920	44,902
Wonik IPS Co., Ltd. *	9,800	81,026

		719,000

Software & Services 0.1%
Ahnlab, Inc.	1,335	80,607
Com2uSCorp *	964	21,770
Daou Technology, Inc.	4,100	54,432
Gamevil, Inc. *	891	36,834

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Haansoft, Inc.	5,000	98,271

		291,914

Technology Hardware & Equipment 0.3%
3S Korea Co., Ltd. *	4,761	23,123
Daeduck Electronics Co., Ltd.	9,350	78,719
Daeduck GDS Co., Ltd.	3,200	57,753
Humax Co., Ltd.	9,800	107,418
Interflex Co., Ltd. *	736	16,552
LG Innotek Co., Ltd. *	2,750	209,700
Partron Co., Ltd.	11,480	174,646
SFA Engineering Corp.	3,616	140,943
Sindoh Co., Ltd.	750	46,064

		854,918

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	46,851	191,025

Transportation 0.1%
Asiana Airlines, Inc. *	23,700	112,420
Hanjin Transportation Co., Ltd.	3,950	65,504

		177,924

Utilities 0.1%
E1 Corp.	1,395	95,039
Samchully Co., Ltd.	1,305	162,770

		257,809

		13,969,936

Singapore 2.1%

Capital Goods 0.1%
Gallant Venture Ltd. *(c)	570,000	122,766
Tat Hong Holdings Ltd. (c)	114,000	80,935
United Engineers Ltd.	28,000	40,316
Vard Holdings Ltd. *(c)	114,000	72,750
Yoma Strategic Holdings Ltd. (c)	193,813	114,408

		431,175

Commercial & Professional Services 0.0%
Blumont Group Ltd. *(c)	275,251	24,372

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—

Consumer Services 0.0%
GuocoLeisure Ltd. (c)	114,000	73,660
Raffles Education Corp., Ltd. *	228,000	50,925

		124,585

Diversified Financials 0.0%
Asiasons Capital Ltd. *(c)	86,937	9,570

Energy 0.2%
Ezion Holdings Ltd. (c)	182,400	305,552
Ezra Holdings Ltd. *(c)	244,000	255,951
Swiber Holdings Ltd. (c)	214,000	108,400

		669,903

Food, Beverage & Tobacco 0.2%
First Resources Ltd. (c)	107,000	191,193
GMG Global Ltd.	2,186,000	176,122
Pacific Andes Resources Development Ltd.	456,000	48,743
Super Group Ltd.	40,000	111,040

		527,098

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. (c)	228,000	171,873
Raffles Medical Group Ltd.	114,000	283,727

		455,600

Materials 0.1%
LionGold Corp., Ltd. *(c)	321,000	46,347
Midas Holdings Ltd. (c)	228,000	90,029

		136,376

Real Estate 1.2%
Ascendas India Trust (c)	114,000	61,383
Ascott Residence Trust	114,000	108,216
Cache Logistics Trust	107,000	96,877
Cambridge Industrial Trust	107,000	59,748
CDL Hospitality Trusts	214,000	277,401
Far East Hospitality Trust	107,000	74,258
Fortune Real Estate Investment Trust	321,000	263,751
Frasers Centrepoint Trust	114,000	160,960
Frasers Commercial Trust	214,000	214,239
Ho Bee Land Ltd.	107,000	174,976
Keppel REIT (c)	321,000	303,434
Lippo Malls Indonesia Retail Trust (c)	342,000	111,854
Mapletree Commercial Trust	321,000	314,957
Mapletree Greater China Commercial Trust	321,000	226,615
Mapletree Industrial Trust	321,000	345,685
Mapletree Logistics Trust	544,000	455,648
Parkway Life Real Estate Investment Trust	114,000	201,883
Religare Health Trust	114,000	72,296
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	114,000	99,123
Starhill Global REIT (c)	342,000	212,795
Ying Li International Real Estate Ltd. *	214,000	67,430

		3,903,529

Software & Services 0.0%
CSE Global Ltd.	114,000	90,938

Transportation 0.1%
SATS Ltd.	134,000	343,124

Utilities 0.1%
Cityspring Infrastructure Trust	321,000	120,349
Hyflux Ltd. (c)	107,000	99,864
Sound Global Ltd. *(c)	107,000	60,602

		280,815

		6,997,085

Spain 1.7%

Capital Goods 0.4%
Abengoa S.A.	40,510	107,555
Construcciones y Auxiliar de Ferrocarriles S.A.	826	449,463
Fomento de Construcciones y Contratas S.A. *	1,510	31,990
Gamesa Corp. Tecnologica S.A. *	35,501	350,971
Obrascon Huarte Lain S.A.	8,264	328,160
Sacyr Vallehermoso S.A. *	33,540	178,784

		1,446,923

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 0.1%
Prosegur, Compagnia de Seguridad S.A. - Reg’d	69,360	441,966

Consumer Services 0.1%
Melia Hotels International S.A. (c)	12,020	145,492
NH Hoteles S.A. *	11,718	64,377

		209,869

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A. (c)	11,560	423,157

Energy 0.1%
Tecnicas Reunidas S.A.	7,534	409,394

Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	23,367	539,906
Viscofan S.A.	6,767	366,886

		906,792

Insurance 0.1%
Grupo Catalana Occidente S.A.	14,689	509,595

Materials 0.1%
Ence Energia Y Celulosa S.A.	59,296	241,396
Tubacex S.A.	50,575	193,153

		434,549

Media 0.1%
Atresmedia Corporacion de Medios de Comunicaion S.A.	21,633	333,424

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	13,746	213,922
Faes Farma S.A.	46,240	173,450
Zeltia S.A. *	46,117	153,209

		540,581

Software & Services 0.1%
Indra Sistemas S.A.	17,120	261,768

		5,918,018

Sweden 3.1%

Capital Goods 0.7%
Concentric AB	3,479	36,728
Haldex AB	5,842	52,512
Lindab International AB *	13,625	124,869
NCC AB, B Shares	18,038	564,106
Peab AB	48,812	294,398
Saab AB, Class B	4,280	88,469
Trelleborg AB, B Shares	56,313	1,098,525

		2,259,607

Commercial & Professional Services 0.2%
Intrum Justitia AB	5,780	147,685
Loomis AB, B Shares	19,929	475,665

		623,350

Consumer Durables & Apparel 0.1%
JM AB	11,560	327,205
Nobia AB	7,033	61,066

		388,271

Consumer Services 0.2%
Betsson AB *	8,210	251,226
Rezidor Hotel Group AB *	49,131	281,137

		532,363

Diversified Financials 0.3%
Avanza Bank Holding AB	10,002	335,902
Investment AB Oresund *	8,080	161,948
L E Lundbergforetagen AB, B Shares	10,296	431,786

		929,636

Food & Staples Retailing 0.2%
Axfood AB	8,719	441,823
ICA Gruppen AB *	12,337	374,681

		816,504

Food, Beverage & Tobacco 0.2%
AarhusKarlshamn AB	8,264	509,550

Materials 0.2%
BillerudKorsnas AB	27,754	337,373
Hexpol AB	3,814	272,806

		610,179

Media 0.0%
Eniro AB *	17,271	98,432

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Active Biotech AB *(c)	5,281	59,791
Meda AB, A Shares	41,384	511,922
Swedish Orphan Biovitrum AB *	25,077	261,860

		833,573

Real Estate 0.6%
Castellum AB	41,150	624,243
Fabege AB	35,478	409,824
Hufvudstaden AB, A Shares	28,909	375,962
Kungsleden AB	28,462	196,396
Wallenstam AB, B Shares	23,120	324,906
Wihlborgs Fastigheter AB	14,366	249,473

		2,180,804

Retailing 0.1%
CDON Group AB *	13,438	60,241
KappAhl AB *	6,583	38,274
Mekonomen AB	4,848	152,799

		251,314

Technology Hardware & Equipment 0.1%
Axis Communications AB (c)	9,855	370,922

Transportation 0.0%
SAS AB *	24,352	68,556

		10,473,061

Switzerland 3.7%

Automobiles & Components 0.0%
Autoneum Holding AG *	872	133,649

Banks 0.2%
Basler Kantonalbank	1,200	93,554
St. Galler Kantonalbank AG - Reg’d	481	185,767
Valiant Holding AG - Reg’d	3,690	333,413

		612,734

Capital Goods 0.9%
AFG Arbonia-Forster Holding AG *	2,140	77,676
Belimo Holding AG - Reg’d	122	323,344
Bucher Industries AG - Reg’d	1,260	344,822
Burckhardt Compression Holding AG	228	94,616
Georg Fischer AG - Reg’d *	1,200	829,967

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Huber & Suhner AG - Reg’d	6,049	320,976
Meyer Burger Technology AG *	9,964	114,123
OC Oerlikon Corp. AG - Reg’d *	35,237	512,772
Rieter Holding AG - Reg’d *	1,318	305,562
Schweiter Technologies AG	252	175,967

		3,099,825

Commercial & Professional Services 0.1%
Gategroup Holding AG *	2,890	78,994
Kaba Holding AG, B Shares - Reg’d *	749	336,932

		415,926

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	408	329,371

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	708	312,808

Diversified Financials 0.1%
Vontobel Holding AG - Reg’d	8,937	330,817

Food, Beverage & Tobacco 0.0%
Emmi AG *	456	138,770

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	18,440	272,422
Straumann Holding AG - Reg’d	465	86,861

		359,283

Insurance 0.2%
Helvetia Holding AG - Reg’d	1,436	673,783

Materials 0.1%
Schmolz + Bickenbach AG - Reg’d *	277,440	359,215

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Acino Holding AG - Reg’d *	436	55,583
Basilea Pharmaceutica *	433	50,600
Galenica AG - Reg’d	1,026	1,021,856
Tecan Group AG - Reg’d	3,357	372,979

		1,501,018

Real Estate 0.2%
Allreal Holding AG - Reg’d *	2,308	321,304
Mobimo Holding AG - Reg’d *	1,730	368,342

		689,646

Retailing 0.3%
Dufry AG - Reg’d *	5,190	879,311
Valora Holding AG - Reg’d	708	174,248

		1,053,559

Semiconductors & Semiconductor Equipment 0.1%
Ams AG	2,084	223,356

Software & Services 0.1%
Temenos Group AG - Reg’d *	11,942	317,167

Technology Hardware & Equipment 0.2%
Kudelski S.A.	4,937	75,395
Logitech International S.A. - Reg’d	41,036	470,008

		545,403

Transportation 0.3%
Flughafen Zuerich AG - Reg’d	708	406,631
Panalpina Welttransport Holding AG - Reg’d	4,418	730,914

		1,137,545

Utilities 0.1%
Alpiq Holding AG *	433	58,458
BKW AG	3,680	121,968

		180,426

		12,414,301

United Kingdom 23.2%

Banks 0.1%
Paragon Group Cos. plc	85,600	484,310

Capital Goods 3.5%
Ashtead Group plc	105,770	1,204,999
Balfour Beatty plc	126,624	554,839
Bodycote plc	41,872	412,559
Carillion plc	90,646	447,378
Chemring Group plc	39,416	137,524
DCC plc	17,355	822,717
Fenner plc	39,984	293,225
Galliford Try plc	16,050	287,094
Grafton Group plc	55,034	561,174
Interserve plc	31,497	336,907
Keller Group plc	11,560	200,531
Kier Group plc	8,080	235,591
Morgan Crucible Co. plc	56,640	271,843
Morgan Sindall Group plc	10,700	134,346
Qinetiq Group plc	142,477	507,611
Rotork plc	18,655	867,842
Senior plc	115,600	549,519
SIG plc	163,818	576,667
Speedy Hire plc	52,723	43,613
Spirax-Sarco Engineering plc	18,044	866,315
Travis Perkins plc	50,825	1,495,240
Ultra Electronics Holdings plc	15,651	469,416
Vesuvius plc	61,756	491,432

		11,768,382

Commercial & Professional Services 1.5%
Berendsen plc	47,675	719,246
Cape plc	16,608	74,813
De La Rue plc	24,657	364,716
Hays plc	121,502	246,793
Homeserve plc	60,819	255,637
ITE Group plc	50,869	256,644
Michael Page International plc	70,978	552,261
Mitie Group plc	96,065	490,174
Regus plc	197,345	643,289
RPS Group plc	72,296	370,669
Shanks Group plc	80,920	143,155
Sthree plc	23,120	123,556
WS Atkins plc	31,479	693,023

		4,933,976

Consumer Durables & Apparel 1.8%
Barratt Developments plc	215,610	1,162,668
Bellway plc	32,932	777,876
Bovis Homes Group plc	28,547	364,038
Crest Nicholson Holdings plc *	10,700	62,572
Persimmon plc *	58,370	1,109,111
Redrow plc	95,258	439,089
Taylor Wimpey plc	718,510	1,252,280
The Berkeley Group Holdings plc	23,998	925,749

		6,093,383

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 1.5%
888 Holdings plc	12,738	34,845
Betfair Group plc	11,560	197,501
Bwin.Party Digital Entertainment plc	161,840	336,680
Dignity plc	15,250	334,735
Domino’s Pizza Group plc	33,350	300,186
Enterprise Inns plc *	87,368	197,496
Greene King plc	53,690	766,897
J.D. Wetherspoon plc	24,232	283,013
Marston’s plc	137,431	337,003
Millennium & Copthorne Hotels plc	42,312	405,459
Mitchells & Butlers plc *	72,984	493,867
Spirit Pub Co. plc	68,054	80,541
The Restaurant Group plc	56,191	530,632
Thomas Cook Group plc *	264,400	752,728

		5,051,583

Diversified Financials 1.6%
Brewin Dolphin Holdings plc	15,143	68,462
Close Brothers Group plc	31,601	697,779
F&C Asset Management plc	115,600	177,334
Henderson Group plc	147,394	517,403
IG Group Holdings plc	73,532	704,627
Intermediate Capital Group plc	103,151	718,108
International Personal Finance plc	56,453	549,289
Jupiter Fund Management plc	57,800	368,871
Provident Financial plc	28,900	756,961
Rathbone Brothers plc	9,424	240,508
SVG Capital plc *	36,880	247,082
Tullett Prebon plc	54,583	299,522

		5,345,946

Energy 1.0%
Afren plc *	214,792	573,147
Anglo Pacific Group plc	11,560	37,872
Bumi plc *	13,131	46,352
Enquest plc *	163,818	368,970
Genel Energy plc *	13,508	235,208
Heritage Oil plc *	40,109	106,435
Hunting plc	35,250	460,775
Lamprell plc *	24,034	58,561
Ophir Energy plc *	79,759	440,680
Premier Oil plc	106,930	545,788
Salamander Energy plc *	82,821	139,396
SOCO International plc *	67,174	440,138

		3,453,322

Food & Staples Retailing 0.3%
Booker Group plc	246,865	668,031
Greggs plc	31,200	225,945

		893,976

Food, Beverage & Tobacco 0.6%
Britvic plc	66,281	733,944
Cranswick plc	18,883	352,926
Dairy Crest Group plc	52,454	443,788
Devro plc	62,942	303,945
Greencore Group plc	23,140	72,966
Premier Foods plc *	33,565	66,940

		1,974,509

Health Care Equipment & Services 0.1%
Synergy Health plc	6,420	111,473
United Drug plc	49,044	251,453

		362,926

Household & Personal Products 0.1%
PZ Cussons plc	69,360	447,757

Insurance 1.7%
Amlin plc	100,404	740,100
Beazley plc	167,683	678,443
Catlin Group Ltd.	80,745	728,115
Direct Line Insurance Group plc	214,000	824,476
esure Group plc	42,800	178,076
Hiscox Ltd.	74,414	826,440
Jardine Lloyd Thompson Group plc	29,283	491,662
Lancashire Holdings Ltd.	37,322	481,440
Phoenix Group Holdings	22,262	258,911
St. James’s Place plc	64,003	670,977

		5,878,640

Materials 1.6%
Alent plc	61,756	341,919
Aquarius Platinum Ltd. *	60,860	43,615
AZ Electronic Materials S.A.	82,400	372,532
Centamin plc *	236,656	167,312
DS Smith plc	215,044	1,076,132
Elementis plc	90,160	383,247
Essentra plc	52,020	698,733
Hochschild Mining plc	43,145	100,427
Kenmare Resources plc *	384,682	127,412
Mondi plc	78,892	1,298,752
Petra Diamonds Ltd. *	32,971	58,653
RPC Group plc	28,900	236,698
Synthomer plc	30,146	114,267
Talvivaara Mining Co. plc *(c)	260,132	19,644
Victrex plc	19,008	504,715

		5,544,058

Media 0.4%
Perform Group plc *	7,862	56,536
Rightmove plc	18,480	768,282
UBM plc	40,460	450,673

		1,275,491

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	80,920	736,983
Dechra Pharmaceuticals plc	17,340	193,572
Genus plc	13,445	273,973
Hikma Pharmaceuticals plc	34,189	675,400

		1,879,928

Real Estate 1.4%
Big Yellow Group plc	41,746	327,413
Capital & Counties Properties plc	140,523	760,987
Countrywide plc	15,154	132,431
Derwent London plc	18,642	739,900
Development Securities plc	18,306	65,970
Grainger plc	88,545	291,533
Great Portland Estates plc	72,839	694,407
Hansteen Holdings plc	107,000	187,365
Helical Bar plc	35,554	193,645
Londonmetric Property plc	126,403	269,171
Savills plc	40,050	426,425
Shaftesbury plc	50,453	509,504
Unite Group plc	47,551	309,772

		4,908,523

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 1.9%
Carphone Warehouse Group plc	22,919	105,870
Darty plc	111,603	159,960
Debenhams plc	323,700	513,004
Dixons Retail plc *	734,964	618,808
Dunelm Group plc	17,340	255,634
Halfords Group plc	49,613	396,916
Home Retail Group plc	168,453	526,759
Howden Joinery Group plc	156,060	823,142
Inchcape plc	89,000	867,429
Mothercare plc *	16,201	100,911
N Brown Group plc	69,360	615,226
Ocado Group plc *	84,725	567,626
Sports Direct International plc *	17,344	209,810
SuperGroup plc *	6,618	130,413
WH Smith plc	27,740	430,312

		6,321,820

Semiconductors & Semiconductor Equipment 0.1%
CSR plc	38,037	312,779
Imagination Technologies Group plc *	45,206	184,087

		496,866

Software & Services 0.7%
Aveva Group plc	13,170	481,728
Computacenter plc	20,802	228,301
Fidessa Group plc	11,263	389,835
Micro Focus International plc	37,799	506,169
Moneysupermarket.com Group plc	53,500	159,409
Playtech plc	21,400	245,380
SDL plc	11,560	51,647
Telecity Group plc	32,360	372,376
Xchanging plc	25,819	64,391

		2,499,236

Technology Hardware & Equipment 1.2%
Diploma plc	4,770	54,695
Domino Printing Sciences plc	19,710	227,293
Electrocomponents plc	105,835	506,393
Halma plc	63,580	611,344
Laird plc	64,820	277,657
Oxford Instruments plc	14,588	359,872
Pace plc	58,918	304,781
Premier Farnell plc	104,040	378,338
Renishaw plc	5,780	176,482
Spectris plc	18,735	746,660
Spirent Communications plc	163,818	290,883

		3,934,398

Telecommunication Services 0.3%
Cable & Wireless Communications plc	276,418	215,934
Colt Group S.A. *	136,448	283,856
Kcom Group plc	104,040	168,974
TalkTalk Telecom Group plc	115,600	515,055

		1,183,819

Transportation 0.9%
BBA Aviation plc	98,260	526,322
FirstGroup plc	259,277	485,442
Go-Ahead Group plc	15,795	424,317
National Express Group plc	129,870	566,084
Stagecoach Group plc	116,025	694,840
Stobart Group Ltd. (c)	136,448	312,912

		3,009,917

Utilities 0.3%
APR Energy plc (c)	13,393	227,062
Pennon Group plc	66,159	698,998
Telecom Plus plc	1,398	43,006

		969,066

		78,711,832

Total Common Stock
(Cost $286,733,287)		336,656,894

Other Investment Companies 0.3% of net assets

Switzerland 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
BB Biotech AG - Reg’d *	2,936	472,736

United Kingdom 0.1%

Real Estate 0.1%
F&C Commercial Property Trust Ltd.	122,804	236,563

United States 0.1%

Equity Fund 0.1%
iShares MSCI EAFE Small Cap ETF (c)	6,000	300,660

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	108,407	108,407

		409,067

Total Other Investment Companies
(Cost $822,691)		1,118,366

Preferred Stock 0.2% of net assets

Germany 0.1%

Capital Goods 0.1%
Jungheinrich AG	3,281	204,577

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA	771	95,318

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	1,140	111,772

		411,667

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	64,200	273,598

Total Preferred Stock
(Cost $482,460)		685,265

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Australia 0.0%

Materials 0.0%
CuDeco Ltd. *(c)	4,567	54

Transportation 0.0%
Virgin Australia Holdings Ltd. *(a)	165,423	1,512

		1,566

Republic of Korea 0.0%

Banks 0.0%
JB Financial Group Co., Ltd. *(a)	6,095	7,314

United Kingdom 0.0%

Utilities 0.0%
Telecom Plus plc *(a)	39	258

Total Rights
(Cost $—)		9,138

End of Investments

Collateral Invested for Securities on Loan 2.4% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (d)	8,102,041	8,102,041

Total Collateral Invested for Securities on Loan
(Cost $8,102,041)		8,102,041

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $288,047,204 and the unrealized appreciation and depreciation were $70,879,116 and ($20,456,657), respectively, with a net unrealized appreciation of $50,422,459.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $101,582 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $7,558,258.
(d)	The rate shown is the 7-day yield.
(e)	Securities are traded on separate exchanges for the same entity.

ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$305,905,436	$—	$—	$305,905,436
Australia[1]	15,508,821	—	—	15,508,821
Energy	1,226,126	—	46,575	1,272,701
Republic of Korea[1]	12,526,819	—	—	12,526,819
Pharmaceuticals, Biotechnology & Life Sciences	1,415,629	—	27,488	1,443,117
Other Investment Companies[1]	1,118,366	—	—	1,118,366
Preferred Stock[1]	685,265	—	—	685,265
Rights[1]
Australia[1]	54	—	—	54
Transportation	—	—	1,512	1,512
Republic of Korea[1]	—	—	7,314	7,314
United Kingdom[1]	—	—	258	258

Total	$338,386,516	$—	$83,147	$338,469,663

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,102,041	$—	$—	$8,102,041

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2013	(Losses)	(Losses)	Purchases	Sales	in	out	2013

Common Stock
Australia	$—	$—	($21,554)	$5,445	$—	$62,684	$—	$46,575
Republic of Korea	—	—	9,010	—	(48,553)	67,031	—	27,488
Rights
Australia	13,988	8,461	(12,476)	—	(8,461)	—	—	1,512
Republic of Korea	—	—	7,314	—	—	—	—	7,314
United Kingdom	—	—	258	—	—	—	—	258

Total	$13,988	$8,461	($17,448)	$5,445	($57,014)	$129,715	$—	$83,147

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers in and out of Level 3 from or to Level 1 or Level 2 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2013.

REG56691NOV13

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2013 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

93.8%		Common Stock	858,210,881	872,823,457
0.0%		Corporate Bonds	3,423	240
0.4%		Other Investment Companies	3,613,252	3,715,168
5.8%		Preferred Stock	61,795,237	53,927,806
0.0%		Rights	—	38,772

100.0%		Total Investments	923,622,793	930,505,443
1.0%		Collateral Invested for Securities on Loan	9,719,648	9,719,648
(1	.0)%	Other Assets and Liabilities, Net		(9,449,630)

100.0%		Net Assets		930,775,461

	Number	Value
Security	of Shares	($)

Common Stock 93.8% of net assets

Brazil 8.1%

Banks 0.9%
Banco Bradesco S.A.	184,500	2,713,828
Banco do Brasil S.A.	295,200	3,254,064
Banco Santander Brasil S.A.	251,984	1,609,155
Itau Unibanco Holding S.A.	81,180	1,065,352

		8,642,399

Capital Goods 0.3%
Embraer S.A.	198,211	1,541,004
Weg S.A.	73,800	996,335

		2,537,339

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	90,036	609,694
MRV Engenharia e Participacoes S.A.	88,560	351,090
PDG Realty S.A. Empreendimentos e Participacoes *	330,624	238,058

		1,198,842

Diversified Financials 0.4%
BM&FBovespa S.A.	595,602	3,009,599
CETIP S.A. - Mercados Organizados	38,758	423,585
Grupo BTG Pactual	49,562	599,226

		4,032,410

Energy 1.3%
Cosan S.A. Industria e Comercio	36,900	680,039
Petroleo Brasileiro S.A.	1,050,607	8,249,060
Ultrapar Participacoes S.A. ADR	110,700	2,740,932

		11,670,031

Food & Staples Retailing 0.0%
Raia Drogasil S.A.	36,900	267,271

Food, Beverage & Tobacco 1.9%
AMBEV S.A. ADR	1,298,880	9,819,533
BRF S.A. ADR	266,661	5,919,874
JBS S.A.	154,980	557,948
Souza Cruz S.A.	147,600	1,486,596

		17,783,951

Household & Personal Products 0.2%
Hypermarcas S.A.	73,747	602,113
Natura Cosmeticos S.A.	62,930	1,165,146

		1,767,259

Insurance 0.2%
BB Seguridade Participacoes S.A.	154,093	1,677,472
Porto Seguro S.A.	29,520	373,610
Sul America S.A.	35,814	244,056

		2,295,138

Materials 1.0%
Companhia Siderurgica Nacional S.A.	234,489	1,196,941
Duratex S.A.	96,735	566,749
Fibria Celulose S.A. ADR *(a)	36,900	445,383
Gerdau S.A.	36,900	237,223
Usinas Siderurgicas de Minas Gerais S.A. *	71,622	349,937
Vale S.A.	400,370	6,155,051

		8,951,284

Real Estate 0.2%
BR Malls Participacoes S.A.	115,208	945,562
BR Properties S.A.	73,800	608,872
Multiplan Empreendimentos Imobiliarios S.A.	18,450	406,758

		1,961,192

Retailing 0.2%
Cia Hering	36,900	490,260
Lojas Americanas S.A.	32,951	194,324
Lojas Renner S.A.	36,900	988,428

		1,673,012

Software & Services 0.4%
Cielo S.A.	107,010	3,107,223
Totvs S.A.	36,900	582,777

		3,690,000

Telecommunication Services 0.2%
Tim Participacoes S.A.	316,378	1,564,771

Transportation 0.4%
All America Latina Logistica S.A.	222,876	745,069
CCR S.A.	332,100	2,633,172

 1

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Localiza Rent a Car S.A.	14,810	214,478

		3,592,719

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	69,270	175,754
Centrais Eletricas Brasileiras S.A. ADR	55,452	141,957
Companhia de Saneamento Basico do Estado de Sao Paulo	88,560	924,599
CPFL Energia S.A. ADR	36,531	605,319
EDP - Energias do Brasil S.A.	110,700	566,962
Light S.A.	36,900	340,178
Tractebel Energia S.A.	73,800	1,209,520

		3,964,289

		75,591,907

Chile 1.8%

Banks 0.5%
Banco de Chile	43,757	6,356
Banco de Chile ADR (a)	16,918	1,468,144
Banco de Credito e Inversiones	7,529	423,192
Banco Santander Chile ADR	49,831	1,114,221
Corpbanca S.A.	54,546,048	707,881
Sociedad Matriz Banco de Chile S.A., B Shares	1,430,396	495,746

		4,215,540

Energy 0.2%
Empresas COPEC S.A.	147,600	2,044,539

Food & Staples Retailing 0.1%
Cencosud S.A.	283,093	1,036,725

Food, Beverage & Tobacco 0.0%
Cia Cervecerias Unidas S.A.	27,675	338,355

Materials 0.3%
Cap S.A.	29,889	567,150
Empresas CMPC S.A.	442,800	1,157,805
Sociedad Quimica y Minera de Chile S.A. ADR	33,320	833,333

		2,558,288

Retailing 0.1%
S.A.C.I. Falabella	136,161	1,265,517

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	24,723	359,754

Transportation 0.2%
Latam Airlines Group S.A. *(c)	12,624	11,235
Latam Airlines Group S.A. ADR	99,267	1,599,192

		1,610,427

Utilities 0.4%
Colbun S.A.	3,381,147	776,833
Empresa Nacional de Electricidad S.A. ADR (a)	40,248	1,762,057
Enersis S.A. ADR	73,800	1,154,232

		3,693,122

		17,122,267

China 22.5%

Automobiles & Components 0.8%
Brilliance China Automotive Holdings Ltd.	894,000	1,563,677
BYD Co., Ltd., H Shares *(a)	117,500	591,088
Chongqing Changan Automobile Co., Ltd., B Shares	258,300	548,742
Dongfeng Motor Group Co., Ltd., H Shares	808,000	1,284,020
Geely Automobile Holdings Ltd.	1,005,000	518,532
Great Wall Motor Co., Ltd., H Shares	376,000	2,296,453
Guangzhou Automobile Group Co., Ltd., H Shares	739,662	982,699

		7,785,211

Banks 5.7%
Agricultural Bank of China Ltd., H Shares	5,904,000	3,030,953
Bank of China Ltd., H Shares	22,707,000	10,983,502
Bank of Communications Co., Ltd., H Shares	3,098,200	2,313,864
China CITIC Bank Corp., Ltd., H Shares	3,014,800	1,761,597
China Construction Bank Corp., H Shares	19,557,000	15,842,062
China Merchants Bank Co., Ltd., H Shares	1,220,359	2,600,444
China Minsheng Banking Corp., Ltd., H Shares	1,584,600	1,911,090
Chongqing Rural Commercial Bank, H Shares	513,000	268,654
Industrial & Commercial Bank of China Ltd., H Shares	19,541,336	14,039,746

		52,751,912

Capital Goods 1.1%
Beijing Enterprises Holdings Ltd.	184,500	1,651,603
China Communications Construction Co., Ltd., H Shares	1,476,000	1,243,224
China International Marine Containers Group Co., Ltd., H Shares	577,400	1,225,904
China Railway Construction Corp., Ltd., H Shares (a)	553,500	620,422
China Railway Group Ltd., H Shares	938,000	540,829
Citic Pacific Ltd. (a)	369,000	532,130
CSR Corp., Ltd., H Shares	766,000	711,395
Shanghai Electric Group Co., Ltd., H Shares	738,000	266,541
Shanghai Industrial Holdings Ltd.	369,000	1,247,032
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	1,143,900	505,604
Sinopec Engineering Group Co., Ltd., H shares (a)	172,000	262,682
Weichai Power Co., Ltd., H Shares	51,000	225,639

2

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zhuzhou CSR Times Electric Co., Ltd., H Shares	154,000	592,946
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	310,900	315,205

		9,941,156

Consumer Durables & Apparel 0.2%
Anta Sports Products Ltd.	369,000	519,755
Haier Electronics Group Co., Ltd.	369,000	869,114
Li Ning Co., Ltd. *(a)	241,000	212,318
Shenzhou International Group Holdings Ltd.	126,000	476,199

		2,077,386

Diversified Financials 0.3%
China Everbright Ltd.	100,000	163,815
CITIC Securities Co., Ltd., H Shares	334,500	847,398
Far East Horizon Ltd.	447,000	341,910
Haitong Securities Co., Ltd., H Shares	566,000	979,758

		2,332,881

Energy 3.3%
China Coal Energy Co., H Shares (a)	1,279,000	857,875
China Oilfield Services Ltd., H Shares	738,000	2,227,522
China Petroleum & Chemical Corp., H Shares	6,710,000	5,764,300
China Shenhua Energy Co., Ltd., H Shares	803,000	2,724,088
CNOOC Ltd.	4,488,000	9,192,913
Inner Mongolia Yitai Coal Co., Ltd., B Shares	516,600	970,175
Kunlun Energy Co., Ltd.	738,000	1,365,071
PetroChina Co., Ltd., H Shares	5,904,000	6,983,377
Yanzhou Coal Mining Co., Ltd., H Shares (a)	738,000	806,287

		30,891,608

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	328,000	1,157,127
Wumart Stores, Inc., H Shares	80,000	123,829

		1,280,956

Food, Beverage & Tobacco 0.2%
China Agri-Industries Holdings Ltd.	740,000	377,987
China Foods Ltd. *(a)	400,000	192,966
China Yurun Food Group Ltd. *(a)	369,000	242,743
Tsingtao Brewery Co., Ltd., H Shares	116,000	974,067
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	72,280	246,134

		2,033,897

Health Care Equipment & Services 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	676,000	922,534
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	184,500	432,177
Sinopharm Group Co., H Shares	312,400	928,820

		2,283,531

Household & Personal Products 0.3%
Hengan International Group Co., Ltd.	184,500	2,325,095

Insurance 1.9%
China Life Insurance Co., Ltd., H Shares	2,214,000	7,139,494
China Pacific Insurance (Group) Co., Ltd., H Shares	540,700	2,287,600
China Taiping Insurance Holdings Co., Ltd. *	369,000	710,142
New China Life Insurance Co., Ltd., H Shares *	43,100	153,995
People’s Insurance Co. Group of China Ltd., H Shares	316,000	165,487
PICC Property & Casualty Co., Ltd., H Shares	1,218,000	2,020,403
Ping An Insurance (Group) Co., H Shares	573,500	5,348,371

		17,825,492

Materials 0.8%
Aluminum Corp. of China Ltd., H Shares *(a)	738,000	275,108
Anhui Conch Cement Co., Ltd., H Shares	369,000	1,439,798
BBMG Corp., H Shares	354,000	313,697
China BlueChemical Ltd., H Shares	1,476,000	1,001,433
China National Building Material Co., Ltd., H Shares	738,000	825,326
China Resources Cement Holdings Ltd.	738,000	528,323
China Zhongwang Holdings Ltd. *	590,400	192,671
Fosun International (a)	553,500	509,760
Jiangxi Copper Co., Ltd., H Shares *	372,000	721,673
Lee & Man Paper Manufacturing Ltd.	738,000	541,650
Maanshan Iron & Steel Co., Ltd., H Shares *(a)	738,000	205,617
Nine Dragons Paper Holdings Ltd.	369,000	340,316
Zhaojin Mining Industry Co., Ltd., H Shares (a)	184,500	121,371
Zijin Mining Group Co., Ltd., H Shares (a)	2,214,000	514,044

		7,530,787

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. *	84,000	318,549

Real Estate 1.4%
Agile Property Holdings Ltd.	354,000	393,605
China Overseas Land & Investment Ltd.	1,052,000	3,270,262
China Resources Land Ltd.	738,000	2,032,376
China Vanke Co., Ltd., B Shares	607,700	1,117,002

 3

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Country Garden Holdings Co., Ltd.	738,000	484,534
Evergrande Real Estate Group Ltd. (a)	1,107,000	465,495
Greentown China Holdings Ltd.	369,000	640,651
Guangzhou R&F Properties Co., Ltd., H Shares	338,000	543,231
Hopson Development Holdings Ltd. *	256,000	308,746
KWG Property Holding Ltd.	553,500	331,986
Longfor Properties Co., Ltd.	184,500	273,681
Renhe Commercial Holdings Co., Ltd. *	3,690,000	188,007
Shimao Property Holdings Ltd.	369,000	922,423
Sino-Ocean Land Holdings Ltd.	1,476,000	990,010
SOHO China Ltd.	184,500	166,588
Yuexiu Property Co., Ltd.	3,690,000	966,211

		13,094,808

Retailing 0.3%
Belle International Holdings Ltd.	1,287,000	1,583,714
Golden Eagle Retail Group Ltd. (a)	167,000	223,596
GOME Electrical Appliances Holdings Ltd.	4,059,000	706,810
Zhongsheng Group Holdings Ltd. (a)	184,500	248,454

		2,762,574

Semiconductors & Semiconductor Equipment 0.1%
GCL- Poly Energy Holdings Ltd. *(a)	3,330,000	1,091,008

Software & Services 1.6%
Tencent Holdings Ltd.	258,300	14,939,630

Technology Hardware & Equipment 0.4%
BOE Technology Group Co., Ltd., B Shares *	389,800	95,531
Kingboard Chemical Holdings Ltd.	218,500	586,226
Lenovo Group Ltd.	1,956,000	2,318,645
ZTE Corp., H Shares *(a)	239,160	533,684

		3,534,086

Telecommunication Services 2.3%
China Communications Services Corp., Ltd., H Shares	200,000	131,052
China Mobile Ltd.	1,476,000	15,897,274
China Telecom Corp., Ltd., H Shares	5,904,000	3,190,878
China Unicom (Hong Kong) Ltd.	1,476,000	2,349,369

		21,568,573

Transportation 0.6%
Air China Ltd., H Shares	1,200,000	931,810
China COSCO Holdings Co., Ltd., H Shares *(a)	943,500	485,584
China Merchants Holdings International Co., Ltd.	512,000	1,902,008
China Shipping Container Lines Co., Ltd., H Shares *(a)	1,476,000	397,908
Cosco Pacific Ltd.	738,000	1,104,242
Zhejiang Expressway Co., Ltd., H Shares	738,000	687,295

		5,508,847

Utilities 0.8%
China Gas Holdings Ltd.	738,000	999,529
China Longyuan Power Group Corp., H Shares	738,000	949,077
China Resources Power Holdings Co., Ltd.	738,000	1,785,826
Datang International Power Generation Co., Ltd., H Shares	2,214,000	970,971
ENN Energy Holdings Ltd.	238,000	1,676,175
Huaneng Power International, Inc., H Shares	1,078,000	1,030,355

		7,411,933

		209,289,920

Colombia 1.0%

Banks 0.2%
Bancolombia S.A. ADR	34,399	1,745,061

Diversified Financials 0.2%
Corp. Financiera Colombiana S.A.	44,719	907,020
Grupo de Inversiones Suramericana S.A.	49,077	884,133

		1,791,153

Energy 0.3%
Ecopetrol S.A. ADR (a)	70,335	2,871,778

Food & Staples Retailing 0.1%
Almacenes Exito S.A.	47,232	756,514

Materials 0.1%
Cementos Argos S.A.	111,069	536,457
Cemex Latam Holdings S.A. *	41,328	306,371

		842,828

Utilities 0.1%
Interconexion Electrica S.A. ESP	104,796	467,641
Isagen S.A. ESP	360,513	581,352

		1,048,993

		9,056,327

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	4,797	1,103,688

Telecommunication Services 0.0%
Telefonica Czech Republic A/S	26,357	389,120

Utilities 0.2%
CEZ A/S	48,339	1,343,651

		2,836,459

Egypt 0.3%

Banks 0.2%
Commercial International Bank GDR - Reg’d	225,090	1,237,995

4

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Global Telecom Holding GDR *	329,529	1,090,741
Orascom Telecom Media & Technology Holding SAE GDR *(b)(d)	176,826	89,898

		1,180,639

		2,418,634

Hungary 0.3%

Banks 0.1%
OTP Bank plc	69,003	1,399,569

Energy 0.1%
MOL Hungarian Oil & Gas plc	15,498	981,749

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	40,590	823,459

		3,204,777

India 8.8%

Automobiles & Components 0.6%
Bajaj Auto Ltd.	35,616	1,125,332
Hero Motocorp Ltd.	23,617	775,876
Mahindra & Mahindra Ltd.	68,634	1,038,187
Maruti Suzuki India Ltd.	22,140	593,854
Tata Motors Ltd.	260,145	1,659,783

		5,193,032

Banks 1.6%
Axis Bank Ltd.	86,498	1,600,054
Bank of Baroda	27,374	282,370
Canara Bank	61,254	243,487
HDFC Bank Ltd.	308,365	3,263,271
Housing Development Finance Corp., Ltd.	407,745	5,375,265
ICICI Bank Ltd.	141,857	2,425,916
IndusInd Bank Ltd.	44,649	301,661
State Bank of India	42,435	1,235,531
Yes Bank Ltd.	36,531	215,509

		14,943,064

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	206,640	517,013
Cummins India Ltd.	44,280	305,546
Jaiprakash Associates Ltd.	344,277	296,952
Larsen & Toubro Ltd.	88,698	1,484,616
Siemens Ltd.	22,509	221,758

		2,825,885

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	137,388	503,580

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	42,435	584,033
IDFC Ltd.	345,384	574,535
Kotak Mahindra Bank Ltd.	92,988	1,126,153
Power Finance Corp., Ltd.	73,800	187,955
Rural Electrification Corp., Ltd.	73,800	267,907
Shriram Transport Finance Co., Ltd.	14,760	139,652

		2,880,235

Energy 1.1%
Bharat Petroleum Corp., Ltd.	108,486	590,258
Cairn India Ltd.	67,896	351,812
Coal India Ltd.	148,707	647,157
Essar Oil Ltd. *	114,879	96,973
Hindustan Petroleum Corp., Ltd.	102,582	352,857
Indian Oil Corp., Ltd.	101,844	327,664
Oil & Natural Gas Corp., Ltd.	468,999	2,244,801
Reliance Industries Ltd.	397,429	5,426,251
The Great Eastern Shipping Co., Ltd.	112,176	535,210

		10,572,983

Food, Beverage & Tobacco 0.6%
ITC Ltd.	643,905	3,301,443
Nestle India Ltd.	9,594	789,912
United Spirits Ltd.	30,996	1,297,229

		5,388,584

Household & Personal Products 0.3%
Colgate-Palmolive (India) Ltd.	29,520	596,636
Dabur India Ltd.	139,778	370,527
Hindustan Unilever Ltd.	204,426	1,945,629

		2,912,792

Materials 0.7%
Ambuja Cements Ltd.	172,072	510,378
Asian Paints Ltd.	78,757	634,757
Hindalco Industries Ltd.	483,021	948,418
Jindal Steel & Power Ltd.	126,567	522,856
JSW Steel Ltd.	61,992	911,230
Sesa Sterlite Ltd.	196,578	575,987
Sesa Sterlite Ltd. ADR	77,903	899,780
Tata Chemicals Ltd.	98,892	439,784
Tata Steel Ltd.	72,324	463,642
Ultratech Cement Ltd.	25,830	788,582

		6,695,414

Media 0.1%
Zee Entertainment Enterprises Ltd.	193,356	802,014

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Cipla Ltd.	143,172	896,400
Dr. Reddys Laboratories Ltd.	30,258	1,203,154
Lupin Ltd.	80,181	1,098,142
Piramal Healthcare Ltd.	23,985	199,453
Sun Pharmaceutical Industries Ltd.	210,330	1,925,248
Wockhardt Ltd.	20,350	138,533

		5,460,930

Real Estate 0.1%
DLF Ltd.	146,493	356,563
Unitech Ltd. *	816,396	219,482

		576,045

Software & Services 1.7%
HCL Technologies Ltd.	72,324	1,256,903
Infosys Ltd.	143,960	7,727,973
Mphasis Ltd.	50,553	323,146
Oracle Financial Services Software Ltd. *	5,166	256,151
Tata Consultancy Services Ltd.	98,261	3,151,695
Tech Mahindra Ltd.	36,745	998,183

 5

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wipro Ltd. ADR (a)	137,077	1,599,689

		15,313,740

Telecommunication Services 0.4%
Bharti Airtel Ltd.	450,180	2,355,719
Idea Cellular Ltd.	488,556	1,371,694
Reliance Communications Ltd.	134,262	297,679

		4,025,092

Transportation 0.0%
Adani Ports & Special Economic Zone Ltd.	110,700	279,806
Container Corp. Of India Ltd.	11,070	128,866

		408,672

Utilities 0.3%
GAIL India Ltd.	122,508	663,512
NTPC Ltd.	432,837	1,019,927
Power Grid Corp. of India Ltd.	354,609	539,659
Reliance Infrastructure Ltd.	33,210	228,707
Reliance Power Ltd. *	205,902	236,908
Tata Power Co., Ltd.	369,000	469,443

		3,158,156

		81,660,218

Indonesia 2.4%

Automobiles & Components 0.3%
PT Astra International Tbk	5,538,800	2,893,835

Banks 0.8%
PT Bank Danamon Indonesia Tbk	369,000	117,216
PT Bank Central Asia Tbk	3,505,500	2,827,843
PT Bank Mandiri (Persero) Tbk	2,398,959	1,534,131
PT Bank Negara Indonesia (Persero) Tbk	1,107,316	379,519
PT Bank Rakyat Indonesia (Persero) Tbk	3,690,000	2,298,057

		7,156,766

Capital Goods 0.1%
PT United Tractors Tbk	738,000	1,125,893

Energy 0.1%
PT Adaro Energy Tbk	4,059,000	383,420
PT Bumi Resources Tbk *	6,088,500	147,600
PT Indo Tambangraya Megah Tbk	51,500	123,557
PT Tambang Batubara Bukit Asam (Persero) Tbk	369,000	370,157

		1,024,734

Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	153,000	284,577
PT Charoen Pokphand Indonesia Tbk	2,273,000	646,036
PT Gudang Garam Tbk	129,200	399,615
PT Indofood Sukses Makmur Tbk	1,314,900	730,958

		2,061,186

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	411,000	913,906

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	369,000	581,455
PT Semen Indonesia (Persero) Tbk	808,000	864,568
PT Vale Indonesia Tbk	922,500	185,078

		1,631,101

Media 0.0%
PT Media Nusantara Citra Tbk	788,000	176,209

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	9,225,000	940,815

Telecommunication Services 0.3%
PT Indosat Tbk	223,500	71,931
PT Telekomunikasi Indonesia (Persero) Tbk	14,760,000	2,683,637
PT XL Axiata Tbk	358,000	149,634

		2,905,202

Transportation 0.1%
PT Jasa Marga Persero Tbk	742,000	316,339

Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	2,952,000	1,196,840

		22,342,826

Malaysia 4.7%

Automobiles & Components 0.1%
UMW Holdings Berhad	258,300	996,976

Banks 1.2%
Alliance Financial Group Berhad	593,800	910,137
CIMB Group Holdings Berhad	1,380,300	3,246,253
Hong Leong Bank Berhad	190,100	832,830
Malayan Banking Berhad	1,335,600	4,052,798
Public Bank Berhad - Foreign Market	386,200	2,197,613
RHB Capital Berhad	190,100	448,856

		11,688,487

Capital Goods 0.5%
Gamuda Berhad	814,000	1,202,184
IJM Corp. Berhad	377,500	685,192
Sime Darby Berhad	848,700	2,541,097

		4,428,473

Consumer Services 0.4%
Berjaya Sports Toto Berhad	343,646	416,896
Genting Berhad	664,200	2,106,151
Genting Malaysia Berhad	863,600	1,136,104

		3,659,151

Diversified Financials 0.1%
AMMB Holdings Berhad	590,400	1,355,557

Energy 0.2%
Petronas Dagangan Berhad	110,700	1,071,623
Sapurakencana Petroleum Berhad *	519,100	690,952

		1,762,575

Food, Beverage & Tobacco 0.6%
British American Tobacco Malaysia Berhad	36,900	720,140

6

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Felda Global Ventures Holdings Berhad	332,100	459,561
IOI Corp. Berhad	1,278,000	2,236,401
Kuala Lumpur Kepong Berhad	153,400	1,170,847
PPB Group Berhad	153,400	707,268

		5,294,217

Health Care Equipment & Services 0.1%
IHH Healthcare Berhad *	553,500	695,524

Materials 0.2%
Lafarge Malaysia Berhad	110,700	337,630
Petronas Chemicals Group Berhad	664,200	1,391,049

		1,728,679

Media 0.0%
Astro Malaysia Holdings Berhad	184,500	167,155

Real Estate 0.1%
SP Setia Berhad	604,600	534,629
UEM Land Holdings Berhad	369,000	263,326

		797,955

Telecommunication Services 0.8%
Axiata Group Berhad	1,604,200	3,344,780
DiGi.com Berhad	1,439,100	2,174,501
Maxis Berhad	630,500	1,375,245
Telekom Malaysia Berhad	184,500	294,238

		7,188,764

Utilities 0.4%
Petronas Gas Berhad	202,800	1,501,337
Tenaga Nasional Berhad	369,250	1,129,632
YTL Corp. Berhad	1,411,240	709,342
YTL Power International Berhad	922,500	555,274

		3,895,585

		43,659,098

Mexico 5.6%

Banks 0.8%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	638,300	4,365,502
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	590,400	1,559,832
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	479,700	1,367,669

		7,293,003

Capital Goods 0.4%
Alfa S.A.B. de C.V., A Shares	664,200	1,947,425
Grupo Carso S.A.B. de C.V., Series A1	258,300	1,378,060

		3,325,485

Food & Staples Retailing 0.5%
Organizacion Soriana S.A.B. de C.V., B Shares *	44,700	144,261
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,623,600	4,292,016

		4,436,277

Food, Beverage & Tobacco 1.0%
Arca Continental S.A.B. de C.V.	110,700	693,916
Coca-Cola Femsa S.A.B. de C.V., Series L	122,900	1,499,138
Fomento Economico Mexicano S.A.B. de C.V.	613,600	5,897,303
Grupo Bimbo S.A.B. de C.V., Series A	516,600	1,608,492

		9,698,849

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	221,400	657,927

Materials 1.0%
Cemex S.A.B. de C.V., Series CPO *	3,062,700	3,377,355
Grupo Mexico S.A.B. de C.V., Series B	1,143,900	3,391,435
Industrias CH S.A.B. de C.V., Series B *	36,900	214,916
Industrias Penoles S.A.B. de C.V.	36,900	945,975
Mexichem S.A.B. de C.V.	332,100	1,409,120
Minera Frisco S.A.B. de C.V., Series A1 *	173,500	385,298

		9,724,099

Media 0.5%
Grupo Televisa S.A.B., Series CPO	831,400	5,080,240

Retailing 0.1%
Grupo Elektra S.A. de C.V.	17,115	614,410
Grupo Sanborns S.A. de C.V.	67,200	139,951

		754,361

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	8,929,800	10,365,144

Transportation 0.1%
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	36,900	489,869
OHL Mexico S.A.B. de C.V. *	49,700	128,425

		618,294

Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	70,800	293,331

		52,247,010

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (c)(d)	9,984	244,608

Peru 0.3%

Banks 0.2%
Credicorp Ltd.	17,078	2,194,523

Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	71,217	840,361

		3,034,884

 7

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Philippines 1.4%

Banks 0.3%
Bank of the Philippine Islands	638,609	1,342,136
BDO Unibank, Inc.	514,650	916,436
Metropolitan Bank & Trust Co.	206,136	369,891

		2,628,463

Capital Goods 0.4%
Aboitiz Equity Ventures, Inc.	516,600	637,268
Alliance Global Group, Inc.	1,143,900	663,736
DMCI Holdings, Inc.	258,300	328,075
San Miguel Corp.	239,850	408,197
SM Investments Corp.	101,385	1,748,616

		3,785,892

Consumer Services 0.1%
Bloomberry Resorts Corp. *	420,300	94,093
Jollibee Foods Corp.	118,080	477,715

		571,808

Diversified Financials 0.1%
Ayala Corp.	59,040	788,999
Top Frontier Investment Holdings, Inc. *(c)	23,790	20,923

		809,922

Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	228,780	629,766

Real Estate 0.1%
Ayala Land, Inc.	1,476,000	957,588
SM Prime Holdings, Inc.	1,845,000	691,216

		1,648,804

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	20,350	1,259,817

Transportation 0.1%
International Container Terminal Services, Inc.	343,170	798,836

Utilities 0.1%
Aboitiz Power Corp.	738,000	560,560
Energy Development Corp.	3,175,400	375,027
Manila Electric Co.	44,280	281,207

		1,216,794

		13,350,102

Poland 1.8%

Banks 0.7%
Bank Handlowy w Warszawie S.A.	15,867	616,983
Bank Pekao S.A.	33,210	2,026,896
Getin Noble Bank S.A. *	609,964	563,308
mBank S.A.	3,321	599,406
Powszechna Kasa Oszczednosci Bank Polski S.A.	209,223	2,789,821

		6,596,414

Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	101,475	1,575,040
Polskie Gornictwo Naftowe I Gazownictwo S.A.	405,900	756,282

		2,331,322

Insurance 0.3%
Powszechny Zaklad Ubezpieczen S.A.	18,450	2,809,903

Materials 0.2%
Jastrzebska Spolka Weglowa S.A.	14,840	318,050
KGHM Polska Miedz S.A.	44,055	1,690,937
Synthos S.A.	181,917	318,320

		2,327,307

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	178,227	597,738

Utilities 0.2%
PGE S.A.	292,986	1,777,255
Tauron Polska Energia S.A.	213,433	356,177

		2,133,432

		16,796,116

Russia 6.8%

Banks 1.2%
Sberbank of Russia	1	3
Sberbank of Russia ADR	751,087	9,358,544
VTB Bank OJSC GDR - Reg’d	628,407	1,758,283

		11,116,830

Energy 3.6%
Gazprom OAO	1	4
Gazprom OAO ADR	1,596,731	13,779,788
LUKOIL OAO	1	62
LUKOIL OAO ADR	154,634	9,587,308
NovaTek OAO	172,280	2,077,975
Rosneft OJSC GDR - Reg’d	467,279	3,355,063
Surgutneftegas OAO	1	1
Surgutneftegas OAO ADR	201,474	1,660,146
Tatneft OAO	1	6
Tatneft OAO ADR	74,907	2,786,540

		33,246,893

Food & Staples Retailing 0.7%
Magnit OJSC GDR - Reg’d	94,464	6,225,178

Materials 0.5%
Mechel ADR *(a)	31,194	65,508
MMC Norilsk Nickel OJSC	1	151
MMC Norilsk Nickel OJSC ADR	135,651	2,045,617
Novolipetsk Steel OJSC GDR - Reg’d	21,402	349,067
Phosagro OAO GDR - Reg’d	20,295	199,398
Severstal OAO GDR - Reg’d	47,508	434,698
Uralkali OJSC GDR - Reg’d	72,777	1,831,069

		4,925,508

Real Estate 0.0%
LSR Group GDR - Reg’d	50,184	189,495

Telecommunication Services 0.6%
MegaFon OAO GDR - Reg’d	28,798	929,023
Mobile TeleSystems OJSC ADR	123,945	2,612,761
Rostelecom OJSC ADR	67,576	1,302,865

8

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sistema JSFC GDR - Reg’d	34,800	954,564

		5,799,213

Utilities 0.2%
RusHydro JSC ADR	959,432	1,609,927
Russian Grids OAO *	1	—

		1,609,927

		63,113,044

South Africa 9.3%

Banks 0.8%
Barclays Africa Group Ltd.	101,106	1,352,516
Capitec Bank Holdings Ltd.	11,356	222,282
Nedbank Group Ltd.	71,955	1,491,255
Standard Bank Group Ltd.	381,915	4,532,319

		7,598,372

Capital Goods 0.4%
Aveng Ltd. *	145,386	422,006
Barloworld Ltd.	65,313	608,896
Bidvest Group Ltd.	76,383	1,925,625
Reunert Ltd.	63,468	429,069

		3,385,596

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	474,165	1,885,177

Consumer Services 0.0%
Sun International Ltd.	29,520	274,394

Diversified Financials 0.9%
African Bank Investments Ltd.	221,400	271,345
Coronation Fund Managers Ltd.	46,863	382,591
FirstRand Ltd.	802,944	2,670,280
Investec Ltd.	93,357	653,813
JSE Ltd.	49,115	428,996
Remgro Ltd.	142,065	2,718,596
RMB Holdings Ltd.	270,477	1,254,939

		8,380,560

Energy 0.9%
Exxaro Resources Ltd.	42,804	590,744
Sasol Ltd.	156,456	7,757,742

		8,348,486

Food & Staples Retailing 0.5%
Clicks Group Ltd.	69,444	440,303
Massmart Holdings Ltd.	29,211	412,598
Pick n Pay Stores Ltd.	78,228	380,116
Shoprite Holdings Ltd.	132,102	2,323,549
The Spar Group Ltd.	65,682	839,878

		4,396,444

Food, Beverage & Tobacco 0.2%
AVI Ltd.	125,829	713,397
Tiger Brands Ltd.	54,981	1,537,448

		2,250,845

Health Care Equipment & Services 0.3%
Life Healthcare Group Holdings Ltd.	275,274	1,110,134
Mediclinic International Ltd.	93,476	671,196
Netcare Ltd.	409,959	999,236

		2,780,566

Insurance 0.5%
Discovery Ltd.	118,818	952,386
MMI Holdings Ltd.	411,435	1,050,992
Sanlam Ltd.	481,914	2,444,517

		4,447,895

Materials 1.1%
AECI Ltd.	45,018	525,787
African Rainbow Minerals Ltd.	26,568	489,806
Anglo American Platinum Ltd. *	19,926	789,863
AngloGold Ashanti Ltd.	102,951	1,372,336
Assore Ltd.	7,247	273,868
Gold Fields Ltd.	213,282	854,257
Harmony Gold Mining Co., Ltd.	149,445	433,346
Impala Platinum Holdings Ltd.	153,873	1,789,740
Kumba Iron Ore Ltd.	19,926	779,867
Mondi Ltd.	43,955	726,347
Nampak Ltd.	237,267	916,017
Northam Platinum Ltd. *	35,616	140,130
PPC Ltd.	173,799	535,079
Sappi Ltd. *	88,560	268,383
Sibanye Gold Ltd.	208,252	260,352

		10,155,178

Media 1.1%
Naspers Ltd., N Shares	109,224	10,452,105

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd.	88,356	2,282,479

Real Estate 0.3%
Capital Property Fund	557,190	572,725
Fountainhead Property Trust	486,496	349,324
Growthpoint Properties Ltd.	585,972	1,385,599

		2,307,648

Retailing 0.6%
Imperial Holdings Ltd.	56,457	1,172,560
Mr. Price Group Ltd.	73,800	1,125,160
The Foschini Group Ltd.	74,169	740,483
Truworths International Ltd.	134,685	1,073,209
Woolworths Holdings Ltd.	230,994	1,681,580

		5,792,992

Telecommunication Services 1.2%
MTN Group Ltd.	484,128	9,442,033
Telkom SA SOC Ltd. *	159,807	421,267
Vodacom Group Ltd.	97,047	1,162,859

		11,026,159

Transportation 0.0%
Grindrod Ltd.	110,331	281,619

		86,046,515

Taiwan 13.2%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	507,557	1,330,892
Yulon Motor Co., Ltd.	222,666	366,420

		1,697,312

 9

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Banks 1.4%
Chang Hwa Commercial Bank	1,704,542	1,045,396
China Development Financial Holding Corp.	4,082,268	1,190,443
CTBC Financial Holding Co., Ltd.	3,751,188	2,452,710
E.Sun Financial Holding Co., Ltd.	1,710,102	1,147,041
Far Eastern International Bank	487,000	199,118
First Financial Holding Co., Ltd.	1,776,786	1,077,695
Hua Nan Financial Holdings Co., Ltd.	2,403,851	1,397,115
Mega Financial Holding Co., Ltd.	2,627,069	2,205,943
SinoPac Financial Holdings Co., Ltd.	1,617,976	798,217
Taishin Financial Holding Co., Ltd.	1,460,281	720,420
Taiwan Cooperative Financial Holding	1,734,449	958,243

		13,192,341

Capital Goods 0.2%
Far Eastern New Century Corp.	1,166,583	1,346,178
Taiwan Glass Industry Corp.	395,036	409,132
Walsin Lihwa Corp. *	1,476,000	450,870

		2,206,180

Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	48,000	117,754

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	369,000	467,578
Giant Manufacturing Co., Ltd.	38,000	267,723
Pou Chen Corp.	745,580	969,954

		1,705,255

Diversified Financials 0.5%
Capital Securities Corp.	1,126,629	390,212
Fubon Financial Holding Co., Ltd.	2,080,078	2,973,147
Yuanta Financial Holding Co., Ltd.	2,981,316	1,616,886

		4,980,245

Energy 0.2%
Formosa Petrochemical Corp.	577,000	1,573,424

Food & Staples Retailing 0.1%
President Chain Store Corp.	141,000	1,000,541

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	1,339,922	2,390,616

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	1,975,011	3,103,265
Shin Kong Financial Holding Co., Ltd.	2,295,546	791,193

		3,894,458

Materials 1.9%
Asia Cement Corp.	775,810	1,030,254
China Steel Corp.	3,081,734	2,650,204
Formosa Chemicals & Fibre Corp.	1,168,500	3,292,995
Formosa Plastics Corp.	1,529,120	4,019,921
Nan Ya Plastics Corp.	2,129,060	4,661,860
Taiwan Cement Corp.	925,690	1,465,452
Taiwan Fertilizer Co., Ltd.	82,000	191,187
YFY, Inc.	738,000	371,568

		17,683,441

Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	447,000	294,536

Retailing 0.1%
Hotai Motor Co., Ltd.	75,000	871,798

Semiconductors & Semiconductor Equipment 3.9%
Advanced Semiconductor Engineering, Inc.	2,355,488	2,340,047
Epistar Corp. *	89,000	153,977
Macronix International Co., Ltd. *	1,131,383	255,377
MediaTek, Inc.	369,099	5,437,831
MStar Semiconductor, Inc.	72,255	809,371
Novatek Microelectronics Corp.	79,000	319,000
Realtek Semiconductor Corp.	101,000	244,702
Siliconware Precision Industries Co. ADR	235,053	1,377,411
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,340,577	23,768,430
Transcend Information, Inc. *	49,000	145,871
United Microelectronics Corp. ADR	737,847	1,483,072

		36,335,089

Technology Hardware & Equipment 3.0%
Acer, Inc. *	738,086	400,293
Advantech Co., Ltd.	47,500	293,725
Asustek Computer, Inc.	176,426	1,552,983
AU Optronics Corp. ADR *	258,300	800,730
Catcher Technology Co., Ltd.	133,200	810,164
Chicony Electronics Co., Ltd.	86,815	217,082
Compal Electronics, Inc.	1,110,610	838,756
Delta Electronics, Inc.	669,000	3,571,738
Foxconn Technology Co., Ltd.	416,684	988,417
Hon Hai Precision Industry Co., Ltd.	3,317,468	8,743,749
HTC Corp.	202,650	1,033,998
Innolux Corp. *	2,081,000	787,565
Inventec Corp.	1,136,145	955,937
Largan Precision Co., Ltd.	21,000	748,632
Lite-On Technology Corp.	744,345	1,208,548
Pegatron Corp.	395,441	491,729
Quanta Computer, Inc.	738,000	1,643,380
Synnex Technology International Corp.	375,053	563,327
TPK Holding Co., Ltd.	54,996	307,557
Unimicron Technology Corp.	738,000	547,378
Wistron Corp.	817,735	733,624
Yageo Corp. *	319,200	110,017

		27,349,329

Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd. ADR	107,010	3,330,151
Far EasTone Telecommunications Co., Ltd.	403,000	863,357
Taiwan Mobile Co., Ltd.	480,600	1,573,635

		5,767,143

10

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.2%
China Airlines Ltd. *	964,000	353,430
Eva Airways Corp. *	419,000	241,398
Evergreen Marine Corp., Ltd. *	464,199	274,498
U-Ming Marine Transport Corp.	190,000	335,135
Yang Ming Marine Transport Corp. *	384,200	168,771

		1,373,232

		122,432,694

Thailand 2.7%

Banks 0.8%
Bangkok Bank PCL NVDR	147,600	864,179
Bank of Ayudhya PCL NVDR	295,200	353,946
Kasikornbank PCL NVDR	442,800	2,330,526
Krung Thai Bank PCL NVDR	1,560,700	904,049
The Siam Commercial Bank PCL NVDR	524,900	2,566,469
TMB Bank PCL NVDR	3,874,500	308,898

		7,328,067

Energy 0.5%
Banpu PCL NVDR	369,000	353,371
IRPC PCL NVDR	4,464,900	492,238
PTT Exploration & Production PCL NVDR	426,304	2,124,218
PTT PCL NVDR	213,600	1,962,379
Thai Oil PCL NVDR	147,600	289,592

		5,221,798

Food & Staples Retailing 0.2%
Big C Supercenter PCL NVDR	73,800	424,046
CP ALL PCL NVDR	1,423,400	1,806,401

		2,230,447

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,143,900	1,015,296

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL NVDR	89,400	366,120

Materials 0.3%
Indorama Ventures PCL NVDR	369,000	268,907
PTT Global Chemical PCL NVDR	376,014	892,902
The Siam Cement PCL NVDR	110,700	1,358,324

		2,520,133

Media 0.1%
BEC World PCL NVDR	405,900	669,969

Real Estate 0.1%
Central Pattana PCL NVDR	444,000	598,038
Land & Houses PCL NVDR	738,000	234,432

		832,470

Telecommunication Services 0.4%
Advanced Info Service PCL NVDR	332,100	2,358,106
Shin Corp. PCL NVDR	405,900	979,671
Total Access Communication PCL NVDR	110,700	365,438

		3,703,215

Transportation 0.1%
Airports of Thailand PCL NVDR	110,700	646,411
Thai Airways International PCL NVDR	184,500	95,381

		741,792

Utilities 0.1%
Electricity Generating PCL NVDR	73,800	295,338
Glow Energy PCL NVDR	158,300	334,002

		629,340

		25,258,647

Turkey 2.0%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	25,830	332,655

Banks 0.8%
Akbank T.A.S.	442,469	1,621,849
Turkiye Garanti Bankasi A/S	492,615	1,859,339
Turkiye Halk Bankasi A/S	144,333	1,108,137
Turkiye Is Bankasi, C Shares	445,014	1,146,233
Turkiye Vakiflar Bankasi Tao, D Shares	315,609	715,996
Yapi ve Kredi Bankasi A/S	286,713	612,098

		7,063,652

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S *	514,590	214,110
Enka Insaat ve Sanayi A/S	80,314	266,540
KOC Holding A/S	264,226	1,248,590
Turkiye Sise ve Cam Fabrikalari A/S	119,863	162,679

		1,891,919

Consumer Durables & Apparel 0.1%
Arcelik A/S	54,981	370,380

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	218,863	999,538

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	45,387	1,031,906

Food & Staples Retailing 0.2%
BIM Birlesik Magazalar A/S	58,090	1,312,086

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	80,073	908,275

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	605,006	803,138

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	228,780	299,170

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	220,794	717,442

 11

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Turkcell Iletisim Hizmetleri A/S *	216,603	1,314,306

		2,031,748

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi	308,044	1,141,327

		18,185,794

United Arab Emirates 0.5%

Banks 0.1%
First Gulf Bank PJSC	215,698	998,330

Capital Goods 0.0%
Arabtec Holding Co. *	97,785	69,219

Diversified Financials 0.1%
Dubai Financial Market *	764,824	468,514

Energy 0.0%
Dana Gas PJSC *	1,430,613	237,592

Real Estate 0.2%
Aldar Properties PJSC	773,055	503,023
Emaar Properties PJSC	901,836	1,546,846

		2,049,869

Transportation 0.1%
DP World Ltd.	68,868	1,108,086

		4,931,610

Total Common Stock
(Cost $858,210,881)		872,823,457

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Corporate Bonds 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14 (INR)	285,360	240

Total Corporate Bond
(Cost $3,423)		240

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.4% of net assets

United States 0.4%

Equity Fund 0.3%
Vanguard FTSE Emerging Markets ETF	59,999	2,488,800

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	1,226,368	1,226,368

Total Other Investment Companies
(Cost $3,613,252)		3,715,168

Preferred Stock 5.8% of net assets

Brazil 5.7%

Banks 2.3%
Banco Bradesco S.A.	590,400	7,844,166
Itau Unibanco Holding S.A. ADR	695,196	9,781,407
Itausa - Investimentos Itau S.A.	921,215	3,671,831

		21,297,404

Energy 1.1%
Petroleo Brasileiro S.A.	1,247,122	10,219,639

Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	36,900	1,717,493

Materials 1.5%
Bradespar S.A.	73,800	803,711
Braskem S.A., A Shares *	73,800	657,898
Gerdau S.A.	235,422	1,816,177
Klabin S.A.	184,500	956,798
Metalurgica Gerdau S.A.	73,800	717,994
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	147,600	787,580
Vale S.A. ADR	568,445	7,975,283

		13,715,441

Retailing 0.1%
Lojas Americanas S.A.	163,304	1,112,840

Telecommunication Services 0.2%
Oi S.A.	278,968	426,836
Telefonica Brasil S.A.	60,808	1,170,422

		1,597,258

Utilities 0.3%
AES Tiete S.A.	36,900	317,720
Centrais Eletricas Brasileiras S.A., B Shares	80,374	358,596
Companhia Energetica de Minas Gerais	171,730	1,444,792
Companhia Energetica de Sao Paulo, B Shares	36,900	371,491
Companhia Paranaense de Energia - Copel, B Shares	36,900	496,586

		2,989,185

		52,649,260

Chile 0.0%

Food, Beverage & Tobacco 0.0%
Embotelladora Andina S.A., B Shares	83,025	412,343

12

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Colombia 0.1%

Banks 0.0%
Grupo Aval Acciones y Valores	228,780	151,596

Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	20,664	381,894

Materials 0.0%
Grupo Argos S.A.	24,723	255,972

		789,462

Russia 0.0%

Energy 0.0%
AK Transneft OAO	30	76,741

Total Preferred Stock
(Cost $61,795,237)		53,927,806

Rights 0.0% of net assets

Brazil 0.0%

Materials 0.0%
Klabin S.A. *	5,654	38,772

Total Rights
(Cost $—)		38,772

End of Investments

Collateral Invested for Securities on Loan 1.0% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	9,719,648	9,719,648

Total Collateral Invested for Securities on Loan
(Cost $9,719,648)		9,719,648

End of Collateral Invested for Securities on Loan

At 11/30/13, the tax basis cost of the fund’s investments was $928,069,447 and the unrealized appreciation and depreciation were $87,161,455 and ($84,725,459), respectively, with a net unrealized appreciation of $2,435,996.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,969,624.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $89,898 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $334,506 or 0.0% of net assets.
(e)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

INR —	Indian rupee

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a

 13

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”). Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

14

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2013:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$842,106,480	$—	$—	$842,106,480
Chile[1]	15,511,840	—	—	15,511,840
Transportation	1,599,192	—	11,235	1,610,427
Pakistan[1]	—	—	244,608	244,608
Philippines[1]	12,540,180	—	—	12,540,180
Diversified Financials	788,999	—	20,923	809,922
Corporate Bonds[1]	—	240	—	240
Other Investment Companies[1]	3,715,168	—	—	3,715,168
Preferred Stock[1]	53,927,806	—	—	53,927,806
Rights[1]	38,772	—	—	38,772

Total	$930,228,437	$240	$276,766	$930,505,443

Other Financial Instruments
Collateral Invested for Securities on Loan	$9,719,648	$—	$—	$9,719,648

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	November 30,
Investments in Securities	2013	(Losses)	(Depreciation)	Purchases	Sales	in	out	2013

Common Stock
Chile	$—	$—	$11,235	$—	$—	$—	$—	$11,235
China	242,410	—	—	—	—	—	(242,410)	—
Pakistan	209,664	—	34,944	—	—	—	—	244,608
Philippines	—	—	(7,595)	28,518	—	—	—	20,923
Rights
China	39,538	—	(39,538)	—	—	—	—	—

Total	$491,612	$—	($954)	$28,518	$—	$—	($242,410)	$276,766

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 3 to Level 1 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2013.

REG56692NOV13

 15

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: January 14, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	January 14, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	January 14, 2014